UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Eric Wietsma

1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 10/31/12

Date of reporting period: 1/31/12

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.4%
Certificates of Deposit — 2.0%
Bank of Nova Scotia 0.759% 10/26/12	$3,000,000	$3,002,358
Bank of Nova Scotia 0.777% 3/05/12	1,500,000	1,500,287
Bank of Nova Scotia 0.790% 3/12/12	5,000,000	5,001,263
Bank of Nova Scotia 0.865% 10/18/12	3,000,000	3,004,293

		12,508,201

Commercial Paper — 84.3%
American Honda Finance Corp. 0.162% 2/03/12	5,000,000	4,999,956
Archer-Daniels-Midland Co. (a) 0.050% 2/02/12	7,000,000	6,999,990
Archer-Daniels-Midland Co. (a) 0.050% 2/06/12	9,000,000	8,999,937
BASF SE (a) 0.060% 3/06/12	4,150,000	4,149,765
BASF SE (a) 0.071% 3/27/12	11,850,000	11,848,733
Basin Electric Power Coop. (a) 0.081% 2/13/12	16,000,000	15,999,573
Becton, Dickinson & Co. 0.111% 4/05/12	13,500,000	13,497,360
Cargill Global Fund PLC (a) 0.081% 2/01/12	16,000,000	16,000,000
Caterpillar, Inc. 0.081% 2/27/12	15,500,000	15,499,104
The Coca-Cola Co. (a) 0.182% 3/07/12	13,000,000	12,997,725
Colgate-Palmolive Co. (a) 0.030% 2/07/12	16,000,000	15,999,920
Deere & Co. (a) 0.152% 7/09/12	4,995,000	4,991,691
E.I. du Point Nemours & Co. (a) 0.060% 2/03/12	15,200,000	15,199,949
Emerson Electric Co. (a) 0.050% 2/06/12	15,500,000	15,499,892
Export-Import Bank of Korea 0.355% 2/15/12	16,000,000	15,997,822
General Electric Co. 0.131% 3/30/12	16,000,000	15,996,649
Henkel of America, Inc. (a) 0.101% 2/06/12	7,000,000	6,999,903
Henkel of America, Inc (a) 0.112% 3/05/12	10,000,000	9,998,992
Illinois Tool Works, Inc. (a) 0.071% 2/15/12	16,000,000	15,999,564

	Principal Amount	Value
Johnson & Johnson (a) 0.091% 3/20/12	$15,500,000	$15,498,140
JP Morgan Chase & Co. 0.253% 7/26/12	10,000,000	9,987,778
JP Morgan Chase & Co. 0.304% 7/26/12	5,000,000	4,992,667
Kimberly-Clark Worldwide, Inc. (a) 0.050% 2/06/12	4,150,000	4,149,971
Kimberly-Clark Worldwide, Inc. (a) 0.050% 2/24/12	12,000,000	11,999,617
McDonald’s Corp. (a) 0.050% 2/15/12	9,500,000	9,499,815
National Rural Utilities Cooperative Finance Corp. 0.071% 2/07/12	17,000,000	16,999,802
Nestle Capital Corp. (a) 0.121% 2/02/12	2,000,000	1,999,993
Nestle Capital Corp. (a) 0.172% 3/01/12	7,000,000	6,999,041
Nestle Capital Corp. (a) 0.182% 7/23/12	5,850,000	5,844,940
Paccar Financial Corp. 0.060% 2/22/12	11,400,000	11,399,601
Paccar Financial Corp. 0.060% 2/24/12	2,584,000	2,583,901
Paccar Financial Corp. 0.081% 2/16/12	2,000,000	1,999,933
Parker Hannifin Corp. (a) 0.081% 2/09/12	4,000,000	3,999,929
PepsiCo, Inc. (a) 0.050% 2/14/12	15,500,000	15,499,720
Praxair, Inc. 0.040% 2/02/12	13,850,000	13,849,985
The Procter & Gamble Co. (a) 0.101% 3/06/12	13,150,000	13,148,758
Reckitt Benckiser PLC (a) 0.071% 2/17/12	11,500,000	11,499,642
Reckitt Benckiser PLC (a) 0.101% 2/03/12	2,000,000	1,999,989
Reckitt Benckiser PLC (a) 0.233% 3/07/12	2,500,000	2,499,441
Rockwell Automation, Inc. (a) 0.182% 2/08/12	16,000,000	15,999,440
The Sherwin-Williams Co. (a) 0.162% 2/14/12	16,000,000	15,999,076
Siemens Capital Co. LLC (a) 0.121% 2/01/12	15,500,000	15,500,000
Sigma-Aldrich Corp. (a) 0.060% 2/02/12	16,000,000	15,999,973
Sysco Corp. (a) 0.071% 2/01/12	16,000,000	16,000,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Unilever Capital Crop. (a) 0.050% 2/02/12	$16,000,000	$15,999,978
Union Bank NA 0.101% 2/09/12	13,000,000	12,999,711
Union Bank NA 0.141% 2/08/12	3,000,000	2,999,918
Wisconsin Gas LLC 0.162% 2/02/12	12,500,000	12,499,944
Wisconsin Gas LLC 0.182% 2/10/12	3,500,000	3,499,843

		521,627,071

Corporate Debt — 5.8%
Berkshire Hathaway, Inc. FRN 0.624% 2/10/12	2,575,000	2,575,117
Berkshire Hathaway Finance Corp. 4.000% 4/15/12	3,802,000	3,829,932
The Coca-Cola Co. FRN 0.507% 5/15/12	2,855,000	2,856,083
Commonwealth Bank of Australia FRN (a) 0.853% 4/27/12	14,000,000	14,012,083
Sanofi SA FRN 0.624% 3/28/12	12,500,000	12,500,000

		35,773,215

Discount Notes — 2.7%
Federal Home Loan Bank 0.100% 3/26/12	350,000	349,947
Federal Home Loan Bank 0.130% 7/17/12	4,000,000	3,997,588
Federal Home Loan Mortgage Corp. 0.075% 6/04/12	1,658,000	1,657,572
Federal Home Loan Mortgage Corp. 0.100% 4/09/12	600,000	599,887
Federal Home Loan Mortgage Corp. 0.110% 6/05/12	2,013,000	2,012,231
Federal National Mortgage Association 0.080% 3/19/12	1,500,000	1,499,843
Federal National Mortgage Association 0.140% 6/01/12	2,640,000	2,638,758
Federal National Mortgage Association FRN 0.311% 10/18/12	3,761,000	3,764,557

		16,520,383

U.S. Treasury Bills — 0.8%
U.S. Treasury Note 0.375% 10/31/12	5,000,000	5,008,600

	Principal Amount	Value
U.S. Treasury Bonds & Notes — 4.7%
U.S. Treasury Note 0.375% 8/31/12	$5,000,000	$5,006,432
U.S. Treasury Note 0.500% 11/30/12	1,500,000	1,504,259
U.S. Treasury Note 0.625% 7/31/12	5,000,000	5,012,404
U.S. Treasury Note 0.875% 2/29/12	4,000,000	4,001,716
U.S. Treasury Note 1.000% 4/30/12	13,765,000	13,790,930

		29,315,741

Time Deposits — 0.1%
Euro Time Deposit 0.010% 2/01/12	786,714	786,714

TOTAL SHORT-TERM INVESTMENTS (Cost $621,539,925)		621,539,925

TOTAL INVESTMENTS — 100.4% (Cost $621,539,925) (b)		621,539,925

Other Assets/(Liabilities) — (0.4)%		(2,602,354)

NET ASSETS — 100.0%		$618,937,571

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to a value of $375,835,180 or 60.72% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 69.4%

CORPORATE DEBT — 25.0%
Advertising — 0.4%
WPP Finance 8.000% 9/15/14	$1,515,000	$1,707,496

Aerospace & Defense — 0.1%
L-3 Communications Corp. 6.375% 10/15/15	549,000	562,725

Auto Manufacturers — 0.3%
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,577,703

Banks — 1.6%
Associated Banc-Corp. 5.125% 3/28/16	750,000	798,446
Bank of America Corp. 2.100% 4/30/12	1,500,000	1,507,302
Capital One Financial Corp. 2.125% 7/15/14	300,000	300,469
Capital One Financial Corp. 7.375% 5/23/14	270,000	300,204
Credit Suisse New York 5.500% 5/01/14	760,000	810,823
Export-Import Bank of Korea 4.000% 1/11/17	350,000	356,896
First Horizon National Corp. 5.375% 12/15/15	770,000	793,678
ICICI Bank Ltd. (a) 4.750% 11/25/16	500,000	490,266
ICICI Bank Ltd./Bahrain (a) 5.500% 3/25/15	1,560,000	1,595,751
State Street Corp. 2.150% 4/30/12	450,000	452,305

		7,406,140

Beverages — 0.5%
Constellation Brands, Inc. 8.375% 12/15/14	1,385,000	1,565,050
Pernod-Ricard SA (a) 2.950% 1/15/17	650,000	661,678

		2,226,728

Building Materials — 1.3%
CRH America, Inc. 5.300% 10/15/13	1,675,000	1,744,856
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,130,725
Masco Corp. 4.800% 6/15/15	1,090,000	1,088,331
Masco Corp. 5.875% 7/15/12	1,555,000	1,574,867

	Principal Amount	Value
Masco Corp. 7.125% 8/15/13	$400,000	$415,929

		5,954,708

Chemicals — 1.4%
Ashland, Inc. 9.125% 6/01/17	1,400,000	1,569,750
Cytec Industries, Inc. 8.950% 7/01/17	125,000	150,705
Incitec Pivot Ltd. (a) 4.000% 12/07/15	650,000	664,132
Lyondell Chemical Co. 8.000% 11/01/17	1,410,000	1,572,150
Nova Chemicals Corp. FRN 3.783% 11/15/13	1,550,000	1,546,125
RPM International, Inc. 6.250% 12/15/13	1,305,000	1,389,248

		6,892,110

Commercial Services — 0.9%
Brambles USA, Inc. (a) 3.950% 4/01/15	510,000	527,751
Deluxe Corp. 7.375% 6/01/15	180,000	184,950
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	1,250,000	1,212,500
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	465,000	439,425
Equifax, Inc. 6.300% 7/01/17	800,000	906,951
ERAC USA Finance LLC (a) 5.800% 10/15/12	1,000,000	1,032,386

		4,303,963

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	80,000	84,000
HP Enterprise Services LLC Series B 6.000% 8/01/13	475,000	506,698

		590,698

Diversified Financial — 3.9%
American Express Co. 7.250% 5/20/14	545,000	612,856
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,000,000	1,195,762
Citigroup, Inc. 2.125% 4/30/12	1,200,000	1,205,936
Citigroup, Inc. 5.500% 10/15/14	320,000	344,301
Citigroup, Inc. 5.500% 2/15/17	840,000	877,020
Citigroup, Inc. 6.375% 8/12/14	1,380,000	1,493,868

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eaton Vance Corp. 6.500% 10/02/17	$575,000	$659,368
Ford Motor Credit Co. LLC 3.875% 1/15/15	835,000	844,441
Ford Motor Credit Co. LLC 8.700% 10/01/14	1,125,000	1,273,940
The Goldman Sachs Group, Inc. 5.150% 1/15/14	1,075,000	1,129,946
The Goldman Sachs Group, Inc. 5.625% 1/15/17	275,000	284,748
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	725,931
Hyundai Capital America (a) 4.000% 6/08/17	325,000	329,505
International Lease Finance Corp. 5.625% 9/20/13	300,000	300,750
Janus Capital Group, Inc. 6.700% 6/15/17	925,000	988,686
Lazard Group LLC 6.850% 6/15/17	650,000	702,103
Lazard Group LLC 7.125% 5/15/15	805,000	864,431
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,852,407
Morgan Stanley 2.875% 7/28/14	1,500,000	1,496,285
Morgan Stanley 3.800% 4/29/16	325,000	315,791
SLM Corp. 5.000% 10/01/13	1,100,000	1,122,000
TD Ameritrade Holding Corp. 4.150% 12/01/14	155,000	165,443

		18,785,518

Electric — 1.6%
Ameren Corp. 8.875% 5/15/14	751,000	847,985
CMS Energy Corp. 2.750% 5/15/14	1,575,000	1,567,401
CMS Energy Corp. 5.050% 2/15/18	2,250,000	2,319,390
EDP Finance BV (a) 5.375% 11/02/12	550,000	549,450
IPALCO Enterprises, Inc. 5.000% 5/01/18	850,000	838,313
Kansas Gas & Electric Co. 5.647% 3/29/21	407,390	445,688
Kiowa Power Partners LLC (a) 4.811% 12/30/13	134,339	134,445
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	129,893	131,679
NRG Energy, Inc. 8.500% 6/15/19	400,000	402,000

	Principal Amount	Value
Tenaska Oklahoma (a) 6.528% 12/30/14	$183,668	$180,658
TransAlta Corp. 6.650% 5/15/18	25,000	29,466
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	371,504	410,854

		7,857,329

Electronics — 0.5%
Amphenol Corp. 4.750% 11/15/14	180,000	194,506
Avnet, Inc. 5.875% 3/15/14	1,500,000	1,596,684
FLIR Systems, Inc. 3.750% 9/01/16	600,000	600,961

		2,392,151

Entertainment — 0.1%
Peninsula Gaming LLC 8.375% 8/15/15	515,000	547,188

Foods — 0.3%
Delhaize Group 6.500% 6/15/17	1,180,000	1,382,561

Forest Products & Paper — 0.4%
Rock-Tenn Co. 5.625% 3/15/13	1,430,000	1,472,900
Rock-Tenn Co. 9.250% 3/15/16	375,000	393,281
Verso Paper Holdings LLC 11.500% 7/01/14	180,000	185,400

		2,051,581

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,349,594

Health Care – Services — 0.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	725,000	756,719

Holding Company – Diversified — 0.1%
Leucadia National Corp. 7.000% 8/15/13	460,000	479,550

Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	275,000	281,655

Home Furnishing — 0.3%
Sealy Mattress Co. (a) 10.875% 4/15/16	1,170,000	1,275,417
Whirlpool Corp. 8.600% 5/01/14	135,000	151,378

		1,426,795

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.5%
American International Group, Inc. 3.650% 1/15/14	$120,000	$119,620
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	524,192
Lincoln National Corp. 4.300% 6/15/15	200,000	211,563
Prudential Financial, Inc. 4.750% 9/17/15	640,000	691,678
Prudential Financial, Inc. 5.800% 6/15/12	1,000,000	1,012,132

		2,559,185

Investment Companies — 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	335,000	373,943

Iron & Steel — 0.4%
ArcelorMittal 9.000% 2/15/15	1,290,000	1,476,548
Reliance Steel & Aluminum Co. 6.200% 11/15/16	445,000	478,959

		1,955,507

Lodging — 0.1%
Marriott International, Inc. 5.810% 11/10/15	150,000	168,427
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	54,000	55,957
Wyndham Worldwide Corp. 6.000% 12/01/16	375,000	416,097

		640,481

Manufacturing — 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	350,000	405,808
Textron, Inc. 6.200% 3/15/15	2,500,000	2,682,875
Tyco Electronics Group SA 6.550% 10/01/17	325,000	384,810

		3,473,493

Media — 0.1%
Scholastic Corp. 5.000% 4/15/13	575,000	577,875

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	362,313

Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,080,000	1,139,400
Teck Resources Ltd. 10.750% 5/15/19	325,000	397,296
Vale Overseas Ltd. 6.250% 1/23/17	535,000	611,806

	Principal Amount	Value
Xstrata Canada Financial Corp. (a) 2.850% 11/10/14	$550,000	$560,749

		2,709,251

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	250,000	263,955

Oil & Gas — 1.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	960,000	1,135,492
Chesapeake Energy Corp. 7.625% 7/15/13	1,460,000	1,536,650
PetroBakken Energy Ltd., Convertible (b) 3.125% 2/08/16	600,000	594,000
Petrobras International Finance Co. 3.875% 1/27/16	480,000	491,465
Rowan Cos., Inc. 5.000% 9/01/17	700,000	743,253
Tesoro Corp. 6.500% 6/01/17	400,000	412,000
Transocean, Inc. 5.050% 12/15/16	500,000	535,738

		5,448,598

Oil & Gas Services — 0.2%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	970,000	971,213

Packaging & Containers — 0.3%
Sealed Air Corp. (a) 5.625% 7/15/13	1,200,000	1,245,233

Pharmaceuticals — 0.3%
Express Scripts, Inc. 6.250% 6/15/14	900,000	986,446
Mylan, Inc. (a) 7.625% 7/15/17	275,000	302,156

		1,288,602

Pipelines — 1.3%
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	1,000,000	1,040,701
Enogex LLC (a) 6.875% 7/15/14	930,000	1,017,518
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	296,947
Kinder Morgan Energy Partners LP 6.000% 2/01/17	175,000	199,959
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	1,400,000	1,449,000
NGPL PipeCo LLC (a) 6.514% 12/15/12	950,000	915,029

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Southern Natural Gas Co. (a) 5.900% 4/01/17	$420,000	$479,737
Texas Eastern Transmission LP (a) 6.000% 9/15/17	275,000	321,820
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	621,521

		6,342,232

Real Estate — 0.4%
AMB Property LP 4.500% 8/15/17	350,000	356,672
ProLogis LP 5.900% 8/15/13	1,350,000	1,393,469

		1,750,141

Real Estate Investment Trusts (REITS) — 0.7%
Developers Diversified Realty Corp. 5.500% 5/01/15	1,500,000	1,558,097
The Rouse Co. LP 7.200% 9/15/12	900,000	915,750
UDR, Inc. 6.050% 6/01/13	800,000	835,554

		3,309,401

Retail — 0.4%
J.C. Penney Corp., Inc. 7.950% 4/01/17	200,000	220,000
Macy’s Retail Holdings, Inc. 5.750% 7/15/14	1,681,000	1,838,622

		2,058,622

Savings & Loans — 0.7%
ASIF Global Financing XIX (a) 4.900% 1/17/13	1,500,000	1,520,841
Glencore Funding LLC (a) 6.000% 4/15/14	1,665,000	1,742,612

		3,263,453

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	940,000	903,575

Telecommunications — 1.6%
American Tower Corp. 4.500% 1/15/18	725,000	740,506
CenturyLink, Inc. 5.500% 4/01/13	390,000	396,910
Embarq Corp. 6.738% 6/01/13	3,173,000	3,312,587
Embarq Corp. 7.082% 6/01/16	35,000	39,081
Telecom Italia Capital 6.175% 6/18/14	1,690,000	1,698,450
Telefonica Emisiones SAU 3.992% 2/16/16	700,000	699,499

	Principal Amount	Value
Windstream Corp. 7.875% 11/01/17	$535,000	$591,175

		7,478,208

Transportation — 0.1%
Bristow Group, Inc. 7.500% 9/15/17	505,000	525,200

Trucking & Leasing — 0.6%
GATX Corp. 3.500% 7/15/16	1,850,000	1,868,154
GATX Corp. 4.750% 5/15/15	150,000	159,881
GATX Corp. 8.750% 5/15/14	695,000	785,833

		2,813,868

TOTAL CORPORATE DEBT (Cost $114,707,412)		118,847,261

MUNICIPAL OBLIGATIONS — 0.7%
Access Group, Inc., Delaware VRN 1.644% 9/01/37	400,000	328,000
North Carolina State Education Assistance Authority FRN 1.318% 1/26/26	800,000	775,200
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.868% 1/25/21	692,712	691,326
State of California 5.950% 4/01/16	245,000	278,577
State of Illinois 5.365% 3/01/17	1,200,000	1,307,304

		3,380,407

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,291,067)		3,380,407

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.6%
Auto Floor Plan ABS — 0.2%
Navistar Financial Dealer Note Master Trust, Series 2009-1, Class C FRN (a) 6.276% 10/26/15	700,000	718,347

Automobile ABS — 3.0%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	212,266	212,251
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2 0.840% 11/10/14	379,655	379,760
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2 0.900% 9/08/14	521,735	521,621

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	$362,522	$362,718
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	38,090	38,088
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.420% 8/20/13	675,000	664,299
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (a) 0.560% 7/20/12	875,000	865,375
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 2.035% 9/15/21	838,057	842,561
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.285% 12/15/20	477,377	479,346
DT Auto Owner Trust, Series 2011-2A, Class B (a) 2.120% 2/16/16	725,000	725,667
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	1,550,000	1,550,663
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	625,000	626,090
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	295,424	297,216
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	500,000	499,731
Ford Credit Auto Owner Trust, Series 2011-B, Class A2 0.680% 1/15/14	966,185	966,557
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	361,130	361,164
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	538,149	537,726
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	373,641	373,684
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	1,000,000	1,005,538
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	368,738	368,788

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	$746,624	$746,253
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	275,150	275,229
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2 1.250% 4/15/15	700,000	699,883
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	130,203	130,259
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	297,385	297,450
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	42,191	42,219
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.835% 3/15/18	210,269	210,823

		14,080,959

Commercial MBS — 6.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.914% 2/10/51	2,000,000	2,266,437
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.394% 2/10/51	1,000,000	1,142,529
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	1,265,000	1,370,479
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	830,149
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	87,094	87,025
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	506,662
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	276,906	277,293

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	$700,000	$791,234
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,100,000	1,251,294
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.941% 9/11/38	900,000	943,728
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.967% 6/10/46	400,000	411,777
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.006% 12/10/49	1,500,000	1,718,093
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	850,000	893,147
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ, (a) 6.412% 2/15/41	1,350,000	738,944
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	714,399	730,875
DBUBS Mortgage Trust, Series 2011-LC2, (a) 3.386% 7/10/44	525,000	550,048
DBUBS Mortgage Trust,, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	931,978	988,331
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	500,000	511,602
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	1,000,000	1,065,683
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	250,000	261,422
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.387% 5/15/41	1,375,000	1,469,431

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	$1,200,000	$1,318,854
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	250,000	277,126
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, VRN 5.391% 11/12/37	1,200,000	1,341,309
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	1,065,295
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	901,337
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	650,000	692,572
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	1,088,778	1,134,526
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,619,167	1,677,984
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	625,000	740,392
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.718% 8/15/39	450,000	454,187
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.718% 8/15/39	750,000	813,017
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,572,877
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2 2.684% 11/15/44	375,000	385,316
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	421,842
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	511,172

		32,113,989

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 2.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.546% 8/25/35	$406,789	$370,222
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.626% 9/25/35	406,264	382,974
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.636% 7/25/35	336,121	309,698
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.646% 11/25/34	480,940	462,851
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.716% 6/25/35	672,025	587,937
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.855% 8/28/44	138,116	124,485
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.636% 9/25/35	385,432	345,141
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.656% 11/25/35	433,527	429,808
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.706% 4/25/35	324,829	308,516
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.806% 1/25/35	31,564	31,352
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.326% 1/25/37	65,524	64,959
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.376% 5/25/36	75,691	74,643
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.386% 7/25/36	231,319	222,529
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.686% 12/25/33	221,910	212,708
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.506% 9/25/34	239,062	219,068
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.516% 1/25/36	380,526	358,764
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.656% 9/25/35	698,206	681,226

	Principal Amount	Value
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.706% 4/25/35	$386,515	$323,367
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.446% 8/25/36	385,905	337,536
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.556% 8/25/45	5,029	4,962
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.746% 8/25/35	400,000	321,768
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.776% 2/25/35	481,402	446,796
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.000% 6/25/35	917,207	796,961
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 1.005% 6/28/35	927,531	862,389
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.726% 3/25/35	425,000	289,500
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	1,268	1,160
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.746% 5/25/35	507,166	482,335
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.656% 8/25/35	687,788	626,037
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.776% 3/25/35	525,000	417,779
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.626% 6/25/35	255,689	254,277
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.466% 3/25/36	472,893	450,212
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.526% 1/25/36	259,836	247,585
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.616% 3/25/36	438,156	418,847
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.636% 8/25/35	286,313	263,532

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.826% 12/25/32	$64,272	$62,139
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.676% 8/25/35	525,000	435,007

		12,229,070

Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.555% 7/07/30	361,139	316,998

Other ABS — 2.6%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	585,682	612,976
CLI Funding LLC,, Series 2006-1A, Class A FRN (a) 0.465% 8/18/21	682,210	624,222
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.085% 12/15/15	800,000	803,524
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2 (a) 5.261% 4/25/37	425,000	426,251
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	500,000	499,848
Goal Capital Funding Trust, Series 2005-2, Class A1 FRN 0.526% 8/25/21	376,707	374,496
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	386,921	387,223
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.545% 6/02/17	575,000	558,509
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	875,000	875,511
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	69,932	70,011
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	925,000	924,838
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (c) 1.163% 6/20/14	1,600,000	991,840
NuCO2 Funding LLC, Series 2008-1, Class A1 (a) 7.250% 6/25/38	525,000	535,500

	Principal Amount	Value
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.785% 10/17/16	$750,000	$749,918
PFS Financing Corp., Series 2009-D, Class A FRN (a) 2.085% 2/15/14	1,300,000	1,300,476
Residential Asset Mortgage Products, Inc., Series 2005-RS4, Class M1 FRN 0.706% 4/25/35	225,000	172,303
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	464,643	464,501
Sonic Capital LLC, Series 2011-1A, Class A2 5.438% 5/20/41	441,000	460,997
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	188,278	185,924
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.540% 5/15/20	436,667	408,283
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.785% 7/15/41	1,105,743	1,105,620

		12,532,771

Student Loans ABS — 4.1%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.636% 8/25/26	365,409	347,258
Access Group, Inc., Series 2002-1, Class A2 FRN 0.753% 9/25/25	442,256	439,522
Access Group, Inc., Series 2003-1, Class A2 FRN 0.833% 12/27/16	1,062,613	1,049,822
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.583% 3/28/17	383,882	381,942
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	1,075,000	903,000
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.776% 12/15/32	1,200,000	1,188,912
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.536% 5/25/22	124,192	123,586
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.316% 1/27/25	165,882	165,256
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.386% 3/25/26	1,337,240	1,317,795

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.476% 9/25/25	$390,634	$389,422
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 1.028% 2/25/39	100,000	86,250
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.028% 2/25/39	150,000	126,000
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.676% 5/25/27	718,877	702,208
Nelnet Student Loan Trust,, Series 2010-4A, Class A FRN (a) 1.076% 4/25/46	405,891	402,415
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.653% 10/28/26	676,981	669,758
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.701% 11/28/23	97,669	97,114
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.687% 1/15/19	584,088	578,098
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.737% 7/15/36	675,000	603,202
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.596% 9/15/20	161,871	160,757
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.650% 7/25/22	203,459	202,729
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.136% 3/15/38	397,949	335,444
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.196% 6/15/38	492,130	415,947
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.196% 12/15/38	883,672	746,015
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.760% 12/15/16	1,850,000	1,849,422
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.762% 12/15/16	1,150,000	1,149,641
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.785% 12/15/16	225,000	224,930

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.795% 12/15/16	$800,000	$799,750
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.796% 12/15/16	250,000	249,922
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.939% 12/15/17	485,850	485,420
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.360% 12/17/46	350,000	262,500
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.743% 10/28/28	270,111	265,768
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 1.010% 1/25/21	968,853	962,575
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.670% 7/27/20	417,659	413,880
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.686% 5/25/30	1,265,714	1,259,283

		19,355,543

WL Collateral CMO — 1.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.824% 8/25/34	261,094	213,341
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.793% 2/25/34	45,567	36,805
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	25,100	17,849
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.742% 8/25/34	49,938	39,608
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.471% 1/19/38	844,916	512,509
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.386% 5/25/37	859,299	355,324
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.646% 8/25/34	141,828	94,716
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.556% 6/25/36	237,788	236,552

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.526% 8/25/36	$280,328	$210,644
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.455% 2/25/34	390,538	356,457
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.592% 7/25/33	9,227	8,322
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.867% 2/25/34	14,920	13,436
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.476% 2/25/34	1,141	984
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	967,561	969,375
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	2,054,537	2,062,139
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.456% 6/25/46	1,486,036	508,311
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.582% 3/25/34	88,230	71,263
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.596% 4/25/44	228,071	167,951

		5,875,586

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.526% 11/25/37	601,807	562,634
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.968% 6/25/32	66,749	49,277

		611,911

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $99,169,627)		97,835,174

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 18.2%
Pass-Through Securities — 18.2%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.456% 3/01/37	1,023,661	1,089,569
Pool #J15781 4.000% 6/01/26	5,340,776	5,648,288

	Principal Amount	Value
Pool #J16099 4.000% 7/01/26	$5,260,446	$5,563,332
Pool #G14225 4.000% 8/01/26	3,878,818	4,102,153
Pool #G14226 4.000% 8/01/26	5,959,945	6,303,108
Pool #Q01704 4.500% 6/01/41	1,705,681	1,813,885
Pool #Q03086 4.500% 9/01/41	1,604,218	1,705,986
Pool #E00856 7.500% 6/01/15	6,497	6,933
Federal Home Loan Mortgage Corp. TBA Pool #4434 4.000% 3/01/40 (d)	4,775,000	5,035,014
Pool #9002 4.500% 5/01/39 (d)	1,595,000	1,693,815
Pool #9002 4.500% 2/01/40 (d)	3,017,000	3,209,334
Federal National Mortgage Association Pool #725692 2.305% 10/01/33	298,462	311,635
Pool #775539 2.360% 5/01/34	304,426	324,308
Pool #888586 2.375% 10/01/34	644,375	674,599
Pool #684154 5.500% 2/01/18	27,828	30,220
Pool #702331 5.500% 5/01/18	412,056	447,466
Pool #725796 5.500% 9/01/19	2,236,446	2,431,436
Pool #844564 5.500% 12/01/20	398,391	433,375
Federal National Mortgage Association TBA Pool #1562 3.000% 8/01/26 (d)	13,994,000	14,549,934
Pool #4006 3.500% 11/01/25 (d)	8,672,000	9,110,004
Pool #9754 4.000% 4/01/40 (d)	2,825,000	2,978,720
Pool #45608 5.500% 3/01/35 (d)	9,400,000	10,209,282
Pool #45608 5.500% 3/01/35 (d)	1,200,000	1,305,656
Government National Mortgage Association Pool #507545 7.500% 8/15/29	36,743	43,170

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association TBA Pool #5441 4.000% 8/01/40 (d)	$2,700,000	$2,911,359
Pool #9988 4.500% 8/01/39 (d)	4,430,000	4,838,391

		86,770,972

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $86,300,031)		86,770,972

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds & Notes — 4.9%
U.S. Treasury Note 0.250% 12/15/14	2,610,000	2,607,349
U.S. Treasury Note 0.500% 5/31/13	650,000	652,780
U.S. Treasury Note 0.750% 5/31/12	5,150,000	5,161,467
U.S. Treasury Note 1.875% 9/30/17	460,000	484,689
U.S. Treasury Note 2.125% 8/15/21	1,630,000	1,683,294
U.S. Treasury Note (e) 3.000% 9/30/16	11,535,000	12,790,332

		23,379,911

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,283,375)		23,379,911

TOTAL BONDS & NOTES (Cost $326,751,512)		330,213,725

TOTAL LONG-TERM INVESTMENTS (Cost $326,751,512)		330,213,725

SHORT-TERM INVESTMENTS — 42.5%
Commercial Paper — 42.3%
ABB Treasury Center USA, Inc. 0.527% 4/17/12	10,000,000	9,989,022
AGL Capital Corp. (a) 0.558% 2/03/12	10,000,000	9,999,694
American Electric Power Co., Inc. (a) 0.507% 3/06/12	700,000	699,669
Avon Capital Corp. (a) 0.507% 2/02/12	6,000,000	5,999,917
Avon Capital Corp. (a) 0.507% 2/13/12	1,040,000	1,039,827
BAE Systems Holdings, Inc. (a) 0.589% 2/08/12	10,300,000	10,298,838

	Principal Amount	Value
Block Financial LLC (a) 0.578% 2/17/12	$3,000,000	$2,999,240
Centrica PLC (a) 0.599% 3/28/12	9,850,000	9,840,960
Daimler Finance North America LLC (a) 0.487% 2/09/12	10,000,000	9,998,933
Devon Energy Corp. (a) 0.507% 4/18/12	10,000,000	9,989,306
Ecolab, Inc. (a) 0.558% 2/02/12	10,000,000	9,999,847
Glencore Funding LLC 0.578% 2/28/12	9,000,000	8,996,152
Harley-Davidson Funding Corp. (a) 0.517% 4/04/12	2,130,000	2,128,099
Harley-Davidson Funding Corp. (a) 0.538% 4/18/12	2,450,000	2,447,223
Marriott International, Inc. (a) 0.578% 3/27/12	10,000,000	9,991,292
NextEra Energy Capital Holdings, Inc. 0.476% 2/09/12	4,285,000	4,284,552
NextEra Energy Capital Holdings, Inc. 0.558% 2/15/12	5,000,000	4,998,931
Nissan Motor Acceptance Corp. (a) 0.436% 2/09/12	2,000,000	1,999,809
Pacific Gas & Electric Co. (a) 0.588% 3/07/12	10,000,000	9,994,361
Progress Energy, Inc. (a) 0.527% 4/18/12	8,300,000	8,290,769
Sempra Energy Global Enterprises (a) 0.517% 4/18/12	4,345,000	4,340,260
Suncor Energy, Inc. (a) 0.456% 3/27/12	1,700,000	1,698,831
Tesco PLC (a) 0.558% 2/13/12	10,000,000	9,998,167
Trans-Canada Pipelines Ltd., (a) 0.497% 2/09/12	10,000,000	9,998,911
Tyco Electronics Group, (a) 0.527% 2/10/12	10,000,000	9,998,700
VF Corp. 0.456% 2/08/12	2,925,000	2,924,744
Vodafone Group PLC (a) 0.900% 5/02/12	3,000,000	2,993,175
Volvo Group Treasury National (a) 0.619% 3/05/12	10,000,000	9,994,408
VW Credit, Inc. (a) 0.517% 4/13/12	400,000	399,592
VW Credit, Inc. (a) 0.517% 4/17/12	5,090,000	5,084,520
Weatherford International Ltd. (a) 0.850% 2/14/12	10,000,000	9,996,931

		201,414,680

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.2%
Euro Time Deposit 0.010% 2/01/12	$1,091,641	$1,091,641

TOTAL SHORT-TERM INVESTMENTS (Cost $202,506,321)		202,506,321

TOTAL INVESTMENTS — 111.9% (Cost $529,257,833) (f)		532,720,046

Other Assets/(Liabilities) — (11.9)%		(56,643,432)

NET ASSETS — 100.0%		$476,076,614

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to a value of $225,675,623 or 47.40% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2012, these securities amounted to a value of $594,000 or 0.12% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At January 31, 2012, these securities amounted to a value of $991,840 or 0.21% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 115.1%

CORPORATE DEBT — 1.0%
Diversified Financial — 0.2%
General Electric Capital Corp. 3.500% 8/13/12	$575,000	$583,822

Insurance — 0.6%
Berkshire Hathaway, Inc. FRN 0.882% 2/11/13	1,700,000	1,712,728
MetLife Global Funding I (a) 2.875% 9/17/12	250,000	253,197

		1,965,925

Telecommunications — 0.2%
Telefonica Emisiones SAU FRN 0.763% 2/04/13	725,000	707,692

TOTAL CORPORATE DEBT (Cost $3,222,969)		3,257,439

MUNICIPAL OBLIGATIONS — 0.1%
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.868% 1/25/21	339,214	338,536

TOTAL MUNICIPAL OBLIGATIONS (Cost $338,750)		338,536

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.6%
Auto Floor Plan ABS — 0.1%
Navistar Financial Dealer Note Master Trust, Series 2009-1, Class C FRN (a) 6.276% 10/26/15	450,000	461,795

Automobile ABS — 3.0%
Ally Auto Receivables Trust, Series 2010-4, Class A2 0.710% 2/15/13	114,714	114,712
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	124,432	124,423
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2 0.840% 6/09/14	725,809	725,948
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2 0.910% 10/08/15	700,000	699,962
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	194,208	194,313

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2 1.220% 10/08/13	$2,443	$2,444
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	25,711	25,710
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.420% 8/20/13	1,000,000	984,146
Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A (a) 9.310% 10/20/13	450,000	468,062
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 2.035% 9/15/21	492,975	495,624
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.285% 12/15/20	306,376	307,640
Daimler Chrysler Auto Trust, Series 2008-B, Class A4A 5.320% 11/10/14	236,505	237,279
DT Auto Owner Trust, Series 2011-2A, Class B (a) 2.120% 2/16/16	500,000	500,460
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	475,000	475,828
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	147,712	148,608
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	200,000	199,892
Ford Credit Auto Owner Trust, Series 2011-B, Class A2 0.680% 1/15/14	579,711	579,934
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	193,163	193,181
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	288,763	288,536
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	200,165	200,188
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	700,000	703,876
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	199,318	199,345

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	$414,791	$414,585
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	166,708	166,756
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2 1.250% 4/15/15	650,000	649,892
Santander Drive Auto Receivables Trust, Series 2010-A, Class A3 (a) 1.830% 11/17/14	235,000	237,201
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	165,214	165,250
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	26,370	26,387
Westlake Automobile Receivables Trust, Series 2010-1A, Class B (a) 5.000% 5/15/15	175,000	176,959
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.835% 3/15/18	123,688	124,014

		9,831,155

Commercial MBS — 0.1%
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	315,029	320,373

Home Equity ABS — 1.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.546% 8/25/35	213,316	194,141
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.726% 4/25/35	505,265	489,135
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.636% 7/25/35	215,118	198,207
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.646% 11/25/34	240,702	231,648
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.855% 8/28/44	70,602	63,634
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.656% 11/25/35	180,636	179,086
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.706% 4/25/35	170,743	162,169

	Principal Amount	Value
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.326% 1/25/37	$35,611	$35,304
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.506% 9/25/34	146,965	134,673
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.676% 4/25/35	440,580	412,405
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.686% 11/25/35	475,000	459,240
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.776% 2/25/35	146,204	135,693
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 1.005% 6/28/35	574,186	533,860
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.746% 5/25/35	329,658	313,518
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.656% 8/25/35	386,881	352,146
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.626% 6/25/35	130,706	129,985
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.466% 3/25/36	232,393	221,247
Securitized Asset Backed Receivables LLC, Series 2005-FR5, Class A1A FRN 0.566% 8/25/35	20,118	20,068
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.826% 12/25/32	39,953	38,627

		4,304,786

Other ABS — 1.9%
CLI Funding LLC,, Series 2006-1A, Class A FRN (a) 0.465% 8/18/21	264,148	241,696
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.085% 12/15/15	400,000	401,762
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2 (a) 5.261% 4/25/37	275,000	275,809
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	300,000	299,909

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goal Capital Funding Trust, Series 2005-2, Class A1 FRN 0.526% 8/25/21	$178,661	$177,613
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	502,997	503,390
Helios Finance LP, Series 2007-S1, Class B2 FRN (a) 2.630% 10/20/14	280,773	280,565
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	225,000	225,131
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A (a) 5.362% 10/20/28	434,513	446,658
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	44,031	44,081
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	600,000	599,895
PFS Financing Corp., Series 2009-D, Class A FRN (a) 2.085% 2/15/14	1,000,000	1,000,366
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	109,003	107,640
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.540% 5/15/20	995,000	930,325
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.785% 7/15/41	658,740	658,667

		6,193,507

Student Loans ABS — 7.1%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.636% 8/25/26	230,785	219,321
Access Group, Inc., Series 2005-1, Class A1 FRN (a) 0.649% 6/22/18	257,617	257,399
Access Group, Inc., Series 2002-1, Class A2 FRN 0.753% 9/25/25	279,795	278,065
Access Group, Inc., Series 2003-1, Class A2 FRN 0.833% 12/27/16	800,701	791,063
Access to Loans for Learning Student Loan Corp., Series 2003-IV, Class A6 FRN 0.746% 1/25/13	56,190	56,101

	Principal Amount	Value
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.653% 12/26/18	$246,763	$245,163
Brazos Higher Education Authority, Series 2005-2, Class A9 FRN 0.674% 12/26/17	217,437	215,891
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.683% 9/25/23	286,912	283,514
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.583% 3/28/17	259,380	258,069
College Loan Corp. Trust, Series 2005-1, Class A2 FRN 0.660% 7/25/24	289,000	285,748
College Loan Corp. Trust, Series 2005-2, Class A2 FRN 0.677% 10/15/21	159,687	158,315
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	675,000	567,000
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.673% 12/28/21	342,433	338,999
Education Funding Capital Trust I, Series 2003-3, Class A3 FRN 0.816% 3/16/20	104,418	104,095
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.776% 12/15/32	700,000	693,532
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.796% 12/15/42	325,000	316,062
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.536% 5/25/22	70,967	70,621
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.576% 5/25/23	357,994	345,739
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.211% 1/01/44	275,000	221,375
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.726% 1/01/44	200,000	161,000
Keycorp Student Loan Trust, Series 2006-A, Class 2A2 FRN 0.654% 6/27/25	400,135	392,628
Keycorp Student Loan Trust, Series 2005-A, Class 2A2 FRN 0.703% 3/27/24	61,037	60,444

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.820% 10/25/32	$164,759	$154,830
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.316% 1/27/25	84,818	84,498
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.316% 6/25/25	272,684	271,373
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.386% 3/25/26	1,397,476	1,377,155
National Collegiate Student Loan Trust, Series 2006-1, Class A2 FRN 0.416% 8/25/23	27,684	27,642
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.476% 9/25/25	240,287	239,541
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.676% 5/25/27	486,299	475,023
Nelnet Student Loan Trust,, Series 2010-4A, Class A FRN (a) 1.076% 4/25/46	213,627	211,798
Northstar Education Finance, Inc., Series 2004-2 FRN 0.544% 4/28/16	496,898	492,645
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.653% 10/28/26	419,083	414,612
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.701% 11/28/23	55,811	55,493
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.640% 1/25/18	550,000	541,591
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.687% 1/15/19	333,864	330,440
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.737% 7/15/36	450,000	402,135
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.596% 9/15/20	90,648	90,024
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.640% 4/25/17	40,922	40,869
SLM Student Loan Trust, Series 2006-4, Class A4 FRN 0.640% 4/25/23	259,111	257,893

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.650% 4/25/22	$74,526	$74,405
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.650% 4/25/22	21,665	21,590
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.650% 7/25/22	427,648	426,113
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.670% 4/25/17	34,064	34,019
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.726% 3/15/19	402,680	401,052
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.746% 3/15/19	47,935	47,924
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.760% 1/25/16	91,738	91,252
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.766% 12/15/17	448,621	446,871
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.860% 1/25/15	33,763	33,756
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 1.060% 10/25/17	232,975	232,371
SLM Student Loan Trust, Series 2003-7, Class B FRN 1.116% 9/15/39	768,374	618,458
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.136% 3/15/38	258,667	218,039
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.196% 6/15/38	302,849	255,967
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.196% 12/15/38	602,504	508,647
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.760% 12/15/16	1,975,000	1,974,383
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.762% 12/15/16	750,000	749,766
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.768% 12/15/16	725,000	724,773

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.777% 9/15/28	$850,000	$773,500
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.785% 12/15/16	400,000	399,875
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.796% 1/27/42	300,000	279,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.939% 12/15/17	314,374	314,096
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.776% 9/15/39	550,000	423,500
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.673% 7/28/26	268,364	262,337
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.743% 10/28/28	177,705	174,848
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 1.010% 1/25/21	502,368	499,113
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.670% 7/27/20	835,318	827,760
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.686% 5/25/30	758,037	754,186

		23,355,307

WL Collateral CMO — 1.0%
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.556% 6/25/36	124,702	124,054
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	569,154	570,221
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	2,739,383	2,749,518

		3,443,793

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.526% 11/25/37	295,792	276,538

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $48,378,129)		48,187,254

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Bonds & Notes — 99.4%
U.S. Treasury Inflation Index (b) 0.125% 4/15/16	$14,708,033	$15,618,092
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	5,893,098	6,258,466
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	6,684,336	6,851,844
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	11,603,697	12,772,469
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	15,368,361	17,590,470
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	7,172,990	7,611,879
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	15,119,668	17,550,407
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	4,348,685	5,026,847
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	6,308,586	7,353,249
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	10,704,849	11,694,310
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	7,532,303	8,741,974
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	6,808,770	8,442,079
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	7,002,726	7,371,387
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	10,380,757	11,605,735
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	6,934,820	8,348,012
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	12,476,534	13,348,561
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	14,150,476	15,430,419
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	8,919,405	10,124,788
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	8,241,188	10,420,915
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	7,892,438	9,577,649
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	5,186,448	7,240,918
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	8,858,661	12,443,128
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	7,892,144	9,327,198
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	12,716,225	16,619,016
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	2,569,014	3,418,900

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	$8,401,875	$9,894,520
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	7,692,229	10,562,930
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	8,312,382	10,091,713
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	2,746,698	4,378,497
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	9,791,320	14,977,887
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	10,369,592	16,612,901

		327,307,160

TOTAL U.S. TREASURY OBLIGATIONS (Cost $286,454,752)		327,307,160

TOTAL BONDS & NOTES (Cost $338,394,600)		379,090,389

TOTAL LONG-TERM INVESTMENTS (Cost $338,394,600)		379,090,389

SHORT-TERM INVESTMENTS — 72.5%
Commercial Paper — 72.3%
ABB Treasury Center USA, Inc. 0.558% 2/23/12	7,900,000	7,897,345
AGL Capital Corp. (a) 0.558% 2/03/12	4,750,000	4,749,855
American Electric Power Co., Inc. (a) 0.507% 3/06/12	4,850,000	4,847,710
Avon Capital Corp. (a) 0.507% 2/08/12	4,850,000	4,849,528
Bacardi Corp. 0.460% 2/09/12	4,850,000	4,849,504
BAE Systems Holdings, Inc. (a) 0.507% 3/30/12	2,000,000	1,998,389
BAE Systems Holdings, Inc. (a) 0.610% 2/01/12	2,850,000	2,850,000
Block Financial LLC (a) 0.578% 2/17/12	4,850,000	4,848,771
Centrica PLC (a) 0.558% 3/01/12	2,850,000	2,848,737
Centrica PLC (a) 0.609% 2/29/12	2,000,000	1,999,067
Daimler Finance North America LLC (a) 0.552% 3/01/12	4,750,000	4,747,895
DENTSPLY International, Inc. (a) 0.466% 3/30/12	4,850,000	4,846,406
Deutsche Telekom 0.507% 2/01/12	4,850,000	4,850,000

	Principal Amount	Value
Devon Energy Corp. (a) 0.436% 4/05/12	$4,850,000	$4,846,292
Diageo Capital PLC (a) 0.660% 2/23/12	4,850,000	4,848,044
Dominion Resources, Inc. (a) 0.436% 2/09/12	4,850,000	4,849,537
DTE Energy Co. (a) 0.425% 2/08/12	2,137,000	2,136,825
DTE Energy Co. (a) 0.426% 2/09/12	1,850,000	1,849,827
DTE Energy Co. (a) 0.456% 3/26/12	871,000	870,412
Ecolab, Inc. (a) 0.558% 2/02/12	4,750,000	4,749,927
Elsevier Finance SA (a) 0.650% 4/03/12	4,850,000	4,844,571
Enbridge Energy Partners LP (a) 0.426% 2/10/12	3,761,000	3,760,605
Enbridge Energy Partners LP (a) 0.436% 2/17/12	1,000,000	999,809
Ensco (a) 0.446% 2/24/12	4,850,000	4,848,637
Glencore Funding LLC 0.608% 2/28/12	4,850,000	4,847,817
Harley-Davidson Funding Corp. (a) 0.558% 2/21/12	4,750,000	4,748,549
Marriott International, Inc. (a) 0.570% 3/26/12	4,850,000	4,845,853
National Fuel Gas Co. 0.456% 2/13/12	4,850,000	4,849,272
NBCUniversal Media (a) 0.578% 3/07/12	4,850,000	4,847,312
NextEra Energy Capital Holdings, Inc. 0.497% 2/16/12	2,900,000	2,899,408
NextEra Energy Capital Holdings, Inc. 0.558% 2/02/12	5,150,000	5,149,921
Nissan Motor Acceptance Corp. (a) 0.436% 2/09/12	4,800,000	4,799,541
OGE Energy Corp. (a) 0.456% 2/02/12	8,000,000	7,999,900
ONEOK, Inc. (a) 0.426% 2/21/12	4,850,000	4,848,868
Pacific Gas & Electric Co. (a) 0.425% 3/05/12	4,850,000	4,848,111
Pall Corp. (a) 0.436% 2/29/12	1,875,000	1,874,373
Pall Corp. (a) 0.456% 2/23/12	2,975,000	2,974,182
Potash Corp. of Saskatchewan, Inc. (a) 0.405% 2/02/12	2,225,000	2,224,975
Progress Energy, Inc. (a) 0.527% 4/18/12	4,850,000	4,844,606

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reckitt Benckiser PLC (a) 0.416% 3/07/12	$1,000,000	$999,601
Reckitt Benckiser PLC (a) 0.450% 3/12/12	3,100,000	3,098,450
Reckitt Benckiser PLC (a) 0.450% 3/14/12	1,900,000	1,899,003
Ryder System, Inc. 0.426% 2/21/12	2,500,000	2,499,417
Sempra Energy Global Enterprises (a) 0.750% 3/21/12	4,700,000	4,695,202
South Carolina Electric & Gas 0.446% 2/01/12	4,100,000	4,100,000
Suncor Energy, Inc. (a) 0.456% 4/18/12	4,850,000	4,845,332
Tesco PLC (a) 0.558% 2/13/12	4,850,000	4,849,111
Thermo Fisher Scientific, Inc. (a) 0.426% 3/01/12	2,800,000	2,799,053
Thermo Fisher Scientific, Inc. (a) 0.456% 2/17/12	4,850,000	4,849,030
TransCanada PipeLines Ltd. (a) 0.497% 2/03/12	4,850,000	4,849,868
Tyco Electronics Group (a) 0.527% 3/12/12	4,850,000	4,847,198
VF Corp. 0.486% 2/09/12	4,850,000	4,849,483
Vodafone Group PLC (a) 0.610% 2/27/12	1,000,000	999,567
Vodafone Group PLC (a) 0.650% 2/27/12	450,000	449,789
Volvo Treasury NA LLC (a) 0.558% 3/02/12	4,850,000	4,847,777
VW Credit, Inc. (a) 0.517% 2/22/12	4,750,000	4,748,587
Weatherford International Ltd. (a) 0.850% 2/14/12	4,750,000	4,748,542
WellPoint, Inc. (a) 0.416% 2/13/12	2,000,000	1,999,727
WellPoint, Inc. (a) 0.436% 4/20/12	4,975,000	4,970,306
Westar Energy, Inc. (a) 0.486% 2/29/12	4,850,000	4,848,189

		238,183,613

Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (c)	665,415	665,415

TOTAL SHORT-TERM INVESTMENTS (Cost $238,849,028)		238,849,028

Value
TOTAL INVESTMENTS — 187.6% (Cost $577,243,628) (d)	$617,939,417

Other Assets/(Liabilities) — (87.6)%	(288,540,743)

NET ASSETS — 100.0%	$329,398,674

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to a value of $212,142,179 or 64.40% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $665,415. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 4/01/25, and an aggregate market value, including accrued interest, of $678,816.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.5%

CORPORATE DEBT — 31.9%
Advertising — 0.3%
WPP Finance (a) 4.750% 11/21/21	$635,000	$652,296
WPP Finance 8.000% 9/15/14	4,405,000	4,964,699

		5,616,995

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc., (a) 6.375% 6/01/19	1,375,000	1,566,135
Goodrich Corp. 6.125% 3/01/19	595,000	721,039
L-3 Communications Corp. 4.750% 7/15/20	105,000	107,538
L-3 Communications Corp. 6.375% 10/15/15	1,549,000	1,587,725
Lockheed Martin Corp. 5.500% 11/15/39	240,000	267,194
United Technologies Corp. 6.125% 7/15/38	465,000	601,801

		4,851,432

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	225,000	298,503

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	265,201	93,483

Auto Manufacturers — 0.3%
Daimler Finance NA LLC (a) 2.625% 9/15/16	1,450,000	1,457,141
Volvo Treasury AB (a) 5.950% 4/01/15	3,500,000	3,743,702

		5,200,843

Banks — 2.2%
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,129,188
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,567,765
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,014,720
Bank of America Corp. 5.625% 7/01/20	10,000	10,134
Bank of America Corp. 5.700% 1/24/22	2,300,000	2,382,427
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,601,255
Bank of America Corp. Series L 5.650% 5/01/18	300,000	306,917
Barclays Bank PLC 6.750% 5/22/19	1,300,000	1,510,608

	Principal Amount	Value
Capital One Financial Corp. 2.125% 7/15/14	$850,000	$851,329
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,034,035
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,057,985
Credit Suisse New York 5.500% 5/01/14	585,000	624,121
Deutsche Bank AG 3.250% 1/11/16	1,600,000	1,647,706
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,019,703
First Horizon National Corp. 5.375% 12/15/15	2,306,000	2,376,912
HSBC Holdings PLC 6.500% 9/15/37	930,000	989,108
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,274,692
ICICI Bank Ltd./Bahrain (a) 5.500% 3/25/15	1,880,000	1,923,084
PNC Funding Corp. 4.375% 8/11/20	2,600,000	2,862,137
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	1,450,000	1,464,056
The Toronto-Dominion Bank 2.375% 10/19/16	1,650,000	1,695,589
UBS AG 5.750% 4/25/18	1,500,000	1,677,423
Wachovia Bank NA 6.600% 1/15/38	690,000	820,062
Wachovia Corp. 5.750% 6/15/17	220,000	252,820
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,170,333
Wells Fargo & Co. 4.600% 4/01/21	345,000	378,936
Wells Fargo & Co. 5.625% 12/11/17	575,000	661,441

		35,304,486

Beverages — 0.2%
Anheuser-Busch Cos. LLC 6.500% 2/01/43	119,000	158,573
Pernod-Ricard SA (a) 2.950% 1/15/17	2,200,000	2,239,525

		2,398,098

Biotechnology — 0.3%
Amgen, Inc. 3.875% 11/15/21	2,400,000	2,499,377
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,698,665

		4,198,042

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 0.9%
CRH America, Inc. 8.125% 7/15/18	$230,000	$269,051
Lafarge North America, Inc. 6.875% 7/15/13	4,000,000	4,159,340
Lafarge SA (a) 6.200% 7/09/15	3,300,000	3,392,176
Masco Corp. 4.800% 6/15/15	2,510,000	2,506,157
Masco Corp. 7.125% 8/15/13	1,250,000	1,299,777
Masco Corp. 7.125% 3/15/20	1,000,000	1,029,070
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,523,015

		14,178,586

Chemicals — 0.9%
Ashland, Inc. 9.125% 6/01/17	835,000	936,244
Braskem Finance Ltd. (a) 5.750% 4/15/21	1,350,000	1,346,625
Cytec Industries, Inc. 8.950% 7/01/17	450,000	542,536
The Dow Chemical Co. 8.550% 5/15/19	375,000	497,099
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	160,000	199,522
Ecolab, Inc. 4.350% 12/08/21	650,000	716,501
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,815,000	1,854,461
Lyondell Chemical Co. 8.000% 11/01/17	1,829,000	2,039,335
Rohm & Haas Co. 7.850% 7/15/29	1,000,000	1,334,813
RPM International, Inc. 6.250% 12/15/13	3,815,000	4,061,289
Valspar Corp. 7.250% 6/15/19	650,000	783,413

		14,311,838

Coal — 0.1%
Consol Energy, Inc. 8.250% 4/01/20	850,000	921,188

Commercial Services — 0.3%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,448,728
Deluxe Corp. 7.375% 6/01/15	500,000	513,750
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	350,000	339,500
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	1,970,000	1,861,650

	Principal Amount	Value
ERAC USA Finance Co. (a) 6.700% 6/01/34	$355,000	$406,358

		4,569,986

Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	230,000	241,500
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	126,500
HP Enterprise Services LLC Series B 6.000% 8/01/13	1,646,000	1,755,841
International Business Machines Corp. 5.600% 11/30/39	825,000	1,060,131

		3,183,972

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	358,144

Diversified Financial — 5.5%
American Express Co. 6.150% 8/28/17	1,060,000	1,241,861
American Express Co. 7.250% 5/20/14	715,000	804,022
American Express Co. 8.125% 5/20/19	610,000	802,972
American General Finance Corp. 6.500% 9/15/17	1,155,000	837,375
American Honda Finance Corp. (a) 2.600% 9/20/16	2,000,000	2,049,134
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,817,558
BlackRock, Inc. 5.000% 12/10/19	525,000	591,927
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,279,338
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	609,828
Citigroup, Inc. 4.750% 5/19/15	590,000	621,224
Citigroup, Inc. 5.375% 8/09/20	1,545,000	1,635,942
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,102,841
Citigroup, Inc. 5.500% 2/15/17	2,495,000	2,604,960
Citigroup, Inc. 5.875% 5/29/37	550,000	580,288
Citigroup, Inc. 5.875% 1/30/42	800,000	828,209
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,181,264
Citigroup, Inc. 8.125% 7/15/39	225,000	294,139

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 8.500% 5/22/19	$815,000	$995,788
Eaton Vance Corp. 6.500% 10/02/17	485,000	556,163
Ford Motor Credit Co. LLC 3.875% 1/15/15	3,760,000	3,802,511
Ford Motor Credit Co. LLC 8.700% 10/01/14	3,100,000	3,510,412
General Electric Capital Corp. 2.150% 1/09/15	1,500,000	1,533,172
General Electric Capital Corp. 3.350% 10/17/16	1,390,000	1,466,731
General Electric Capital Corp. 4.625% 1/07/21	2,500,000	2,656,020
General Electric Capital Corp. 5.300% 2/11/21	2,000,000	2,175,684
General Electric Capital Corp. 5.500% 1/08/20	600,000	676,085
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	1,855,675
The Goldman Sachs Group, Inc. 3.625% 2/07/16	5,755,000	5,732,446
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	913,002
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,665,486
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,658,462
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	452,894
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	449,527
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	512,146
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	559,493
Hyundai Capital America (a) 4.000% 6/08/17	1,000,000	1,013,862
Janus Capital Group, Inc. 6.700% 6/15/17	2,500,000	2,672,125
John Deere Capital Corp. 3.900% 7/12/21	1,500,000	1,668,417
JP Morgan Chase & Co. 3.450% 3/01/16	2,460,000	2,533,537
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,545,723
JP Morgan Chase & Co. 4.950% 3/25/20	2,125,000	2,278,697
JP Morgan Chase Capital XXV Series Y 6.800% 10/01/37	650,000	655,762
JP Morgan Chase & Co. 5.600% 7/15/41	1,470,000	1,555,797

	Principal Amount	Value
Lazard Group LLC 6.850% 6/15/17	$1,575,000	$1,701,249
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,584,702
Merrill Lynch & Co., Inc. 5.450% 2/05/13	5,775,000	5,943,139
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	583,919
Morgan Stanley 3.800% 4/29/16	850,000	825,915
Morgan Stanley 4.200% 11/20/14	4,085,000	4,128,971
Morgan Stanley 5.450% 1/09/17	1,526,000	1,561,592
Morgan Stanley 5.625% 9/23/19	1,415,000	1,408,042
SLM Corp. 5.000% 10/01/13	2,129,000	2,171,580
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	544,359

		88,431,967

Electric — 1.8%
Ameren Corp. 8.875% 5/15/14	1,985,000	2,241,345
Carolina Power & Light Co. 6.125% 9/15/33	37,000	47,609
CMS Energy Corp. 2.750% 5/15/14	900,000	895,657
CMS Energy Corp. 5.050% 2/15/18	1,875,000	1,932,825
CMS Energy Corp. 6.250% 2/01/20	1,055,000	1,144,354
CMS Energy Corp. 6.875% 12/15/15	2,053,000	2,273,704
EDP Finance BV (a) 5.375% 11/02/12	1,575,000	1,573,425
IPALCO Enterprises, Inc. 5.000% 5/01/18	2,200,000	2,169,750
Kansas Gas & Electric Co. 5.647% 3/29/21	1,347,102	1,473,743
Kiowa Power Partners LLC (a) 4.811% 12/30/13	417,258	417,588
LG&E and KU Energy LLC (a) 4.375% 10/01/21	1,900,000	1,948,260
MidAmerican Energy Co. 5.125% 1/15/13	69,000	72,041
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,525,000	1,854,127
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	388,061	393,397
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,349,073

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NiSource Finance Corp. 5.800% 2/01/42	$1,625,000	$1,768,645
NRG Energy, Inc. 8.500% 6/15/19	1,175,000	1,180,875
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	92,092
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	187,220
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	981,610
Tenaska Oklahoma (a) 6.528% 12/30/14	688,021	676,745
TransAlta Corp. 6.650% 5/15/18	50,000	58,932
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	1,063,563	1,176,215
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,252,766
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,660,109

		28,822,107

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,863,000

Electronics — 0.6%
Amphenol Corp. 4.000% 2/01/22	800,000	822,538
Amphenol Corp. 4.750% 11/15/14	573,000	619,178
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	781,524
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,303,096
Avnet, Inc. 5.875% 3/15/14	3,570,000	3,800,108
FLIR Systems, Inc. 3.750% 9/01/16	1,800,000	1,802,884
PerkinElmer, Inc. 5.000% 11/15/21	1,000,000	1,049,911

		10,179,239

Entertainment — 0.2%
International Game Technology 5.500% 6/15/20	750,000	801,551
Peninsula Gaming LLC 8.375% 8/15/15	1,555,000	1,652,188

		2,453,739

Environmental Controls — 0.2%
Republic Services, Inc. 3.800% 5/15/18	840,000	897,508

	Principal Amount	Value
Republic Services, Inc. 5.000% 3/01/20	$40,000	$45,228
Republic Services, Inc. 5.250% 11/15/21	795,000	912,640
Xylem, Inc. (a) 3.550% 9/20/16	1,265,000	1,310,865
Xylem, Inc. (a) 4.875% 10/01/21	585,000	623,042

		3,789,283

Foods — 0.4%
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,150,877
General Mills, Inc. 5.400% 6/15/40	65,000	76,889
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,716,542
Kraft Foods, Inc. 6.500% 2/09/40	550,000	705,361
Ralcorp Holdings, Inc. 4.950% 8/15/20	850,000	861,560
Ralcorp Holdings, Inc. 6.625% 8/15/39	1,600,000	1,644,168

		6,155,397

Forest Products & Paper — 0.4%
International Paper Co. 4.750% 2/15/22	700,000	756,675
International Paper Co. 7.300% 11/15/39	820,000	1,027,450
International Paper Co. 9.375% 5/15/19	290,000	382,999
The Mead Corp. 7.550% 3/01/47	1,460,000	1,414,565
Rock-Tenn Co. 5.625% 3/15/13	1,447,000	1,490,410
Rock-Tenn Co. 9.250% 3/15/16	530,000	555,838
Verso Paper Holdings LLC 11.500% 7/01/14	630,000	648,900

		6,276,837

Health Care – Products — 0.4%
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	4,059,452
Boston Scientific Corp. 5.450% 6/15/14	91,000	97,304
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,081,467
Covidien International Finance SA 6.550% 10/15/37	95,000	122,407
Johnson & Johnson 5.850% 7/15/38	245,000	331,851

		5,692,481

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.4%
Apria Healthcare Group, Inc. 11.250% 11/01/14	$2,150,000	$2,244,063
Cigna Corp. 2.750% 11/15/16	1,400,000	1,417,488
Cigna Corp. 5.125% 6/15/20	650,000	705,188
Roche Holdings, Inc. (a) 6.000% 3/01/19	370,000	455,571
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	358,393
WellPoint, Inc. 4.350% 8/15/20	1,665,000	1,835,213

		7,015,916

Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,358,424
Leucadia National Corp. 7.000% 8/15/13	636,000	663,030
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,940,400

		3,961,854

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	750,000	768,151

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	460,000	515,806

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	890,522

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	773,000	906,180

Insurance — 1.1%
Aflac, Inc. 8.500% 5/15/19	585,000	734,933
The Allstate Corp. 5.550% 5/09/35	875,000	970,230
The Allstate Corp. 7.450% 5/16/19	200,000	250,493
American International Group, Inc. 3.650% 1/15/14	325,000	323,972
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,137,170
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,852,483
Lincoln National Corp. 4.300% 6/15/15	600,000	634,689

	Principal Amount	Value
Lincoln National Corp. 6.300% 10/09/37	$1,245,000	$1,334,441
Lincoln National Corp. 7.000% 6/15/40	700,000	817,242
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,688,359
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	1,300,000	1,455,420
MetLife, Inc. Series A 6.817% 8/15/18	235,000	285,045
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	788,830
The Progressive Corp. 3.750% 8/23/21	40,000	42,979
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,248,377
Prudential Financial, Inc. 4.500% 11/15/20	700,000	738,193
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,220,935
Prudential Financial, Inc. 6.200% 11/15/40	500,000	555,683
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	998,411

		18,077,885

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	1,765,000	1,987,192

Investment Companies — 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	1,023,000	1,141,921

Iron & Steel — 0.8%
Allegheny Technologies, Inc. 5.950% 1/15/21	900,000	988,709
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	915,006
ArcelorMittal 3.750% 8/05/15	1,500,000	1,517,308
ArcelorMittal 5.250% 8/05/20	1,700,000	1,661,961
ArcelorMittal 9.000% 2/15/15	3,080,000	3,525,402
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,757,511
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,561,591

		12,927,488

Lodging — 0.7%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,604,268

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott International, Inc. 5.810% 11/10/15	$425,000	$477,209
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,769,443
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	1,360,000	1,409,300
Wyndham Worldwide Corp. 6.000% 12/01/16	1,150,000	1,276,031
Wynn Las Vegas LLC 7.750% 8/15/20	1,100,000	1,243,000

		10,779,251

Manufacturing — 0.9%
General Electric Co. 5.250% 12/06/17	1,145,000	1,338,093
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,175,312
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	1,000,000	1,168,488
Textron, Inc. 4.625% 9/21/16	5,000,000	5,192,695
Textron, Inc. 6.200% 3/15/15	3,000,000	3,219,450
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	1,302,434
Tyco International Finance SA 8.500% 1/15/19	800,000	1,044,051

		14,440,523

Media — 0.9%
CBS Corp. 4.300% 2/15/21	1,250,000	1,324,475
CBS Corp. 7.875% 7/30/30	970,000	1,253,989
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	121,000	131,169
Comcast Cable Communications Holdings, Inc. 9.800% 2/01/12	155,000	155,000
Comcast Corp. 6.400% 5/15/38	1,035,000	1,261,214
NBCUniversal Media LLC 6.400% 4/30/40	100,000	126,791
News America, Inc. 6.900% 8/15/39	525,000	640,666
Scholastic Corp. 5.000% 4/15/13	2,024,000	2,034,120
Time Warner Cable, Inc. 4.000% 9/01/21	900,000	941,262
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	787,007

	Principal Amount	Value
Time Warner Cable, Inc. 8.250% 4/01/19	$235,000	$302,839
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	479,933
Time Warner, Inc. 4.700% 1/15/21	900,000	994,443
Time Warner, Inc. 6.100% 7/15/40	950,000	1,130,525
Time Warner, Inc. 6.250% 3/29/41	1,860,000	2,250,672
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,389,087

		15,203,192

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	705,000	762,479

Mining — 0.5%
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,850,000	1,871,275
Teck Resources Ltd. 10.750% 5/15/19	1,100,000	1,344,696
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,859,434
Vale Overseas Ltd. 6.875% 11/10/39	490,000	580,560
Xstrata Canada Financial Corp. (a) 2.850% 11/10/14	1,800,000	1,835,177

		7,491,142

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	800,000	844,654

Office Furnishings — 0.2%
Steelcase, Inc. 6.375% 2/15/21	3,500,000	3,641,032

Oil & Gas — 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,800,000	3,311,851
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,074,911
Conoco, Inc. 6.950% 4/15/29	230,000	316,229
ConocoPhillips 6.500% 2/01/39	675,000	946,392
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,362,320
Devon Energy Corp. 6.300% 1/15/19	660,000	814,162
EQT Corp. 4.875% 11/15/21	835,000	849,302
Mobil Corp. 8.625% 8/15/21	201,000	305,862

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Motiva Enterprises LLC (a) 5.750% 1/15/20	$1,285,000	$1,503,156
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,222,107
Nexen, Inc. 7.500% 7/30/39	145,000	183,903
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	226,745
PetroBakken Energy Ltd., Convertible (c) 3.125% 2/08/16	1,800,000	1,782,000
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,305,453
Petrobras International Finance Co. 5.375% 1/27/21	1,430,000	1,498,563
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	2,516,558
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,829,425
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,502,326
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,414,776
Rowan Cos., Inc. 5.000% 9/01/17	1,000,000	1,061,790
Shell International Finance BV 5.500% 3/25/40	450,000	577,815
Tesoro Corp. 6.500% 6/01/17	1,100,000	1,133,000
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,607,214
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,305,542

		30,651,402

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,318,200
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	929,000	952,225
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	3,424,000	3,428,280

		5,698,705

Packaging & Containers — 0.2%
Sealed Air Corp. (a) 5.625% 7/15/13	2,175,000	2,256,985
Sonoco Products Co. 4.375% 11/01/21	800,000	841,315

		3,098,300

	Principal Amount	Value
Pharmaceuticals — 0.3%
Abbott Laboratories 5.600% 11/30/17	$200,000	$243,066
Eli Lilly & Co. 5.950% 11/15/37	260,000	335,605
McKesson Corp. 4.750% 3/01/21	850,000	974,404
McKesson Corp. 6.000% 3/01/41	800,000	1,046,941
Merck & Co., Inc. 5.850% 6/30/39	255,000	337,735
Mylan, Inc. (a) 7.625% 7/15/17	800,000	879,000
Pfizer, Inc. 7.200% 3/15/39	970,000	1,452,998

		5,269,749

Pipelines — 2.5%
Alliance Pipeline LP (a) 6.996% 12/31/19	839,445	999,057
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	1,009,833
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	699,358
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	760,532
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	91,892
Duke Energy Field Services LLC (a) 5.375% 10/15/15	500,000	545,473
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	3,018,033
Enogex LLC (a) 6.875% 7/15/14	3,300,000	3,610,546
Enterprise Products Operating LP 3.200% 2/01/16	600,000	626,075
Enterprise Products Operating LP 5.950% 2/01/41	1,600,000	1,820,656
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	937,273
Kern River Funding Corp. (a) 4.893% 4/30/18	2,048,669	2,226,903
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	782,697
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	624,203
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	74,866
Kinder Morgan Energy Partners LP 7.125% 3/15/12	59,000	59,408
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,036,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Magellan Midstream Partners LP 6.550% 7/15/19	$1,125,000	$1,334,175
NGPL PipeCo LLC (a) 6.514% 12/15/12	4,525,000	4,358,426
ONEOK Partners LP 3.250% 2/01/16	600,000	627,220
ONEOK Partners LP 6.125% 2/01/41	1,500,000	1,767,201
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	1,945,000	1,993,625
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,280,000	1,228,800
Southern Natural Gas Co. (a) 5.900% 4/01/17	1,345,000	1,536,302
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	994,715
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	1,063,677
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	1,830,000	1,895,640
Williams Partners LP 5.250% 3/15/20	2,045,000	2,254,252

		40,977,338

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	1,050,000	1,070,017
Brookfield Asset Management, Inc. 7.125% 6/15/12	685,000	698,339

		1,768,356

Real Estate Investment Trusts (REITS) — 0.6%
Boston Properties LP 3.700% 11/15/18	800,000	842,450
Boston Properties LP 4.125% 5/15/21	840,000	884,404
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,102,773
DDR Corp. 4.750% 4/15/18	1,400,000	1,410,300
DDR Corp. 7.875% 9/01/20	1,600,000	1,892,574
ERP Operating LP 4.625% 12/15/21	600,000	639,359
Simon Property Group LP 5.650% 2/01/20	225,000	265,805
UDR, Inc. 4.625% 1/10/22	1,500,000	1,568,070
UDR, Inc. 5.130% 1/15/14	429,000	448,099

		9,053,834

	Principal Amount	Value
Retail — 0.7%
CVS Caremark Corp. 6.125% 9/15/39	$895,000	$1,108,780
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,400,000	2,545,080
The Home Depot, Inc. 5.950% 4/01/41	800,000	1,027,667
J.C. Penney Co., Inc. 5.650% 6/01/20	2,000,000	2,005,000
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	713,900
McDonald’s Corp. 6.300% 10/15/37	645,000	909,362
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	935,168
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,600,919

		11,845,876

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	1,400,000	1,458,656
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,438,610
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	2,019

		3,899,285

Semiconductors — 0.1%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,751,807

Software — 0.0%
Microsoft Corp. 3.000% 10/01/20	525,000	564,214

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	2,600,000	2,499,250

Telecommunications — 2.0%
America Movil SAB de CV 5.000% 3/30/20	730,000	821,766
America Movil SAB de CV 6.125% 3/30/40	760,000	925,350
American Tower Corp. 4.500% 1/15/18	1,900,000	1,940,635
American Tower Corp. 5.050% 9/01/20	2,145,000	2,174,127
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,831,753
British Telecom PLC STEP 9.625% 12/15/30	1,050,000	1,560,938

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenturyLink, Inc. 5.500% 4/01/13	$1,225,000	$1,246,705
CenturyLink, Inc. 6.150% 9/15/19	760,000	771,276
Cisco Systems, Inc. 5.500% 1/15/40	485,000	588,128
Citizens Communications Co. 6.250% 1/15/13	2,000,000	2,050,000
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	419,214
Embarq Corp. 7.082% 6/01/16	561,000	626,422
Embarq Corp. 7.995% 6/01/36	200,000	214,249
Juniper Networks, Inc. 4.600% 3/15/21	700,000	745,337
Juniper Networks, Inc. 5.950% 3/15/41	1,000,000	1,118,298
Rogers Communications, Inc. 7.500% 8/15/38	160,000	224,124
Telecom Italia Capital 6.000% 9/30/34	153,000	126,225
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,834,125
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,898,642
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	645,780
Telstra Corp. Ltd. (a) 4.800% 10/12/21	1,615,000	1,764,830
Verizon Communications, Inc. 8.750% 11/01/18	1,815,000	2,517,512
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,386,624
Verizon Virginia, Inc. Series A 4.625% 3/15/13	46,000	47,942
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,881,000
Windstream Corp. 7.875% 11/01/17	1,610,000	1,779,050

		32,140,052

Transportation — 0.5%
Asciano Finance (a) 5.000% 4/07/18	1,000,000	1,032,032
Bristow Group, Inc. 7.500% 9/15/17	1,407,000	1,463,280
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,348,776
Canadian National Railway Co. 5.850% 11/15/17	725,000	876,216

	Principal Amount	Value
CSX Corp. 7.250% 5/01/27	$733,000	$952,854
Federal Express Corp. 7.500% 7/15/19	59,261	59,261
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	592,191
Norfolk Southern Corp. 7.250% 2/15/31	91,000	126,236
Norfolk Southern Corp., (a) 4.837% 10/01/41	19,000	20,400
Union Pacific Corp. 4.000% 2/01/21	700,000	760,345

		7,231,591

Trucking & Leasing — 0.3%
GATX Corp. 3.500% 7/15/16	1,650,000	1,666,191
GATX Corp. 4.750% 5/15/15	905,000	964,616
GATX Corp. 8.750% 5/15/14	2,385,000	2,696,708

		5,327,515

TOTAL CORPORATE DEBT (Cost $481,750,143)		513,282,108

MUNICIPAL OBLIGATIONS — 1.0%
Access Group, Inc., Delaware VRN 1.644% 9/01/37	1,250,000	1,025,000
Colorado Bridge Enterprise BAB 6.078% 12/01/40	3,300,000	4,179,054
New York City Municipal Water Finance Authority 5.882% 6/15/44	390,000	516,255
North Texas Tollway Authority BAB 6.718% 1/01/49	3,400,000	4,392,698
State of California 5.950% 4/01/16	895,000	1,017,660
State of California BAB 7.550% 4/01/39	505,000	676,978
State of California BAB 7.600% 11/01/40	1,160,000	1,571,672
State of Illinois 5.365% 3/01/17	2,910,000	3,170,212

		16,549,529

TOTAL MUNICIPAL OBLIGATIONS (Cost $14,036,028)		16,549,529

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.7%
Automobile ABS — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.420% 8/20/13	$2,200,000	$2,165,122
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (a) 0.560% 7/20/12	2,250,000	2,225,250
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 2.035% 9/15/21	953,084	958,206
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.285% 12/15/20	890,629	894,303
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	779,920	784,650
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	892,540	891,838
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	153,179	153,246

		8,072,615

Commercial MBS — 6.4%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.914% 2/10/51	4,775,000	5,411,119
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.394% 2/10/51	5,300,000	6,055,403
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	3,850,000	4,171,022
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	820,000	887,564
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	3,088,155
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	286,045	285,818
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,312,255

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	$865,333	$866,539
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	750,000	855,722
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	2,200,000	2,486,735
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	3,250,000	3,697,005
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.941% 9/11/38	2,375,000	2,490,393
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.942% 6/10/46	1,343,000	1,511,045
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.006% 12/10/49	4,895,000	5,606,709
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	2,500,000	2,626,904
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ, (a) 6.412% 2/15/41	4,500,000	2,463,146
DBUBS Mortgage Trust, Series 2011-LC2, (a) 3.386% 7/10/44	1,450,000	1,519,179
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,711,445
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	735,772	780,261
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 1.000% 7/10/38	2,000,000	2,259,108
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	2,600,000	2,770,775

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GS Mortgage Securities Corporation II, Series 2012-GC6, Class AS 4.948% 1/10/45	$800,000	$811,951
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	650,000	679,698
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, CMO 4.780% 7/15/42	200,000	208,049
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (a) 4.800% 7/15/46	525,000	497,024
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.387% 5/15/41	4,200,000	4,488,445
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	3,297,135
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, VRN 5.391% 11/12/37	1,380,000	1,542,506
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	3,050,000	3,332,462
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.606% 2/12/39	340,000	381,404
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.095% 6/12/46	1,600,000	1,822,038
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	1,800,000	1,917,892
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	775,775
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,150,000	1,298,754
Morgan Stanley Capital I, Series 2005-HQ7, Class A4 VRN 5.372% 11/14/42	1,000,000	1,112,261
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (a) 5.495% 6/15/44	925,000	856,728

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$4,126,900	$4,276,812
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	3,975,000	4,708,894
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.718% 8/15/39	1,500,000	1,626,034
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.718% 8/15/39	1,200,000	1,211,166
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,908,461
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.051% 2/15/51	4,062,780	4,085,306
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	601,859	633,266
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2 2.684% 11/15/44	1,200,000	1,233,012
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,997,629	2,106,712
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,318,286
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (a) 5.824% 11/15/44	835,000	814,288

		102,800,661

Home Equity ABS — 2.8%
321 Henderson Receivables, LLC, Series 2010-2, Class A (a) 4.070% 1/15/48	444,377	454,825
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.546% 8/25/35	1,103,788	1,004,565
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.626% 9/25/35	1,300,046	1,225,518
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.636% 7/25/35	1,129,368	1,040,585
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.646% 11/25/34	1,237,064	1,190,537

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.716% 6/25/35	$1,754,183	$1,534,688
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A4 FRN 0.586% 2/25/36	469,310	454,966
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.636% 9/25/35	1,710,013	1,531,258
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.656% 11/25/35	630,421	625,012
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.376% 5/25/36	227,073	223,928
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.386% 7/25/36	604,987	581,999
Citigroup Mortgage Loan Trus, Inc., Series 2005-HE2, Class A (a) 0.676% 5/25/35	1,184,291	1,070,886
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.686% 12/25/33	1,622,040	1,554,777
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.506% 9/25/34	731,393	670,222
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.656% 1/25/36	46,013	45,963
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.766% 12/25/35	1,138,547	1,059,466
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.176% 2/25/35	794,874	741,025
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.676% 3/25/35	1,027,720	1,018,315
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.516% 1/25/36	985,909	929,524
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.706% 4/25/35	966,287	808,418
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.446% 8/25/36	1,029,079	900,096
JP Morgan Mortgage Acquisition, Series 2005-WMC1C, Class A4 0.646% 9/25/35	1,187,447	1,172,753

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.556% 8/25/45	$559,731	$552,282
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.746% 8/25/35	1,675,000	1,347,404
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.776% 2/25/35	1,346,142	1,249,373
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.806% 2/25/35	1,690,000	1,202,431
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.000% 6/25/35	2,980,922	2,590,123
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 1.005% 6/28/35	3,245,470	3,017,536
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 1.035% 6/28/35	1,300,000	881,239
Morgan Stanley ABS Capital I, Series 2006-NC1, Class A3 FRN 0.466% 12/25/35	504,086	497,629
Morgan Stanley ABS Capital I, Series 2005-WMC3, Class M2 FRN 0.716% 3/25/35	1,048,541	1,030,832
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.726% 3/25/35	1,275,000	868,500
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	4,882	4,469
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.746% 5/25/35	912,898	868,203
Park Place Securities, Inc., Series 2005-WHQ4, Class A2D FRN 0.646% 9/25/35	609,152	461,739
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.656% 8/25/35	1,783,950	1,623,783
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.776% 3/25/35	1,400,000	1,114,076
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.906% 2/25/35	1,125,000	882,757
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class 1A2 FRN 0.506% 11/25/35	743,664	721,351

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.466% 3/25/36	$1,634,859	$1,556,448
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.526% 1/25/36	842,713	802,977
Residential Asset Securities Corp., Series 2005-KS6, Class M1 FRN 0.706% 7/25/35	1,183,152	1,142,701
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.616% 3/25/36	1,294,943	1,237,876
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.636% 8/25/35	723,317	665,766
Structured Asset Securities Corp., Series 2005-GEL4, Class A FRN 0.626% 8/25/35	299,617	296,972
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.676% 8/25/35	1,550,000	1,284,306

		45,740,099

Other ABS — 1.4%
Adams Outdoor Advertising LP, Series 2010-1, Class A (a) 5.438% 12/20/40	1,157,206	1,219,930
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,488,608	1,557,981
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.465% 8/18/21	655,171	599,481
CLI Funding LLC, Series 2011-1A, Class NOTE, (a) 4.500% 3/18/26	1,294,958	1,282,404
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2 (a) 5.261% 4/25/37	1,400,000	1,404,119
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.696% 11/25/35	1,230,000	904,551
Helios Finance LP, Series 2007-S1, Class B2 FRN (a) 2.630% 10/20/14	854,797	854,166
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.545% 6/02/17	1,550,000	1,505,546
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (d) 1.163% 6/20/14	5,000,000	3,099,500

	Principal Amount	Value
NuCO2 Funding LLC, Series 2008-1, Class A1 (a) 7.250% 6/25/38	$1,775,000	$1,810,500
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.785% 10/17/16	600,000	599,935
Residential Asset Mortgage Products, Inc., Series 2005-RS4, Class M1 FRN 0.706% 4/25/35	800,000	612,634
Sonic Capital LLC, Series 2011-1A, Class A2 5.438% 5/20/41	1,494,500	1,562,266
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	650,035	654,326
TAL Advantage LLC, Series 2006-1A FRN (a) 0.470% 4/20/21	1,020,000	943,500
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	525,196	518,631
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	1,646,851	1,695,813
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	1,450,000	1,450,349
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.450% 11/26/21	1,135,833	1,039,288

		23,314,920

Student Loans ABS — 2.5%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.636% 8/25/26	1,057,763	1,005,220
Access Group, Inc., Series 2003-1, Class A2 FRN 0.833% 12/27/16	460,066	454,529
Access Group, Inc., Series 2004-1, Class A4 FRN 1.619% 12/27/32	500,000	415,000
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.583% 3/28/17	1,162,022	1,156,149
College Loan Corp. Trust, Series 2003-1, Class A3 FRN (a) 1.582% 3/01/42	1,100,000	935,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	2,075,000	1,743,000
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/18	38,914	39,006

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.776% 12/15/32	$1,775,000	$1,758,599
Education Funding Capital Trust I, Series 2003-3, Class A7, FRN 1.776% 12/15/42	1,125,000	997,031
Education Funding Capital Trust I, Series 2004-1, Class A5, ABS, FRN 1.779% 6/15/43	1,725,000	1,614,203
Education Funding Capital Trust I, Series 2003-3, Class A8 FRN 1.795% 12/15/42	2,675,000	2,410,549
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.773% 3/25/42	1,150,000	971,232
GCO Education Loan Funding Trust,, Series 2007-1, Class A7AR FRN (a) 1.590% 11/26/46	275,000	236,880
Goal Capital Funding Trust, Series 2006-1, Class B FRN 0.956% 8/25/42	1,500,000	1,072,478
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.316% 1/27/25	424,088	422,488
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.316% 6/25/25	908,948	904,577
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.386% 3/25/26	3,072,037	3,027,367
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.028% 2/25/39	625,000	525,000
Nelnet Student Loan Trust,, Series 2010-4A, Class A FRN (a) 1.076% 4/25/46	1,153,584	1,143,707
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.333% 1/28/47	1,200,000	737,400
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 1.619% 4/25/44	1,650,000	1,452,000
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.737% 7/15/36	2,125,000	1,898,969
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.596% 9/15/20	517,988	514,422
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.136% 3/15/38	1,193,847	1,006,333

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.196% 6/15/38	$1,514,245	$1,279,836
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.760% 12/15/16	1,150,000	1,149,641
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.762% 12/15/16	450,000	449,859
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.770% 12/15/16	550,000	549,828
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.777% 9/15/28	500,000	455,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.785% 12/15/16	900,000	899,719
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.785% 12/15/16	850,000	849,734
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.785% 9/15/28	525,000	496,125
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.795% 12/15/16	2,750,000	2,749,141
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.796% 12/15/16	250,000	249,922
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.360% 12/17/46	2,200,000	1,650,000
TAL Advantage LLC, Series 2011-1A, Class A (a) 4.600% 1/20/26	1,125,000	1,118,676
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.656% 3/01/25	1,493,601	1,467,613

		39,806,233

WL Collateral CMO — 1.0%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.824% 8/25/34	905,286	739,711
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.793% 2/25/34	160,457	129,602

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	$91,002	$64,713
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.742% 8/25/34	170,526	135,251
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.471% 1/19/38	2,702,085	1,639,029
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.636% 7/25/35	910,372	854,502
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.386% 5/25/37	2,594,109	1,072,675
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.646% 8/25/34	437,272	292,022
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.556% 6/25/36	645,222	641,869
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.526% 8/25/36	830,202	623,830
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.593% 7/25/33	21,600	19,482
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.867% 2/25/34	56,626	50,996
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.477% 2/25/34	3,802	3,278
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	2,693,994	2,699,045
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	4,446,343	4,462,794
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.456% 6/25/46	4,868,050	1,665,158
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.582% 3/25/34	316,368	255,527
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.596% 4/25/44	784,565	577,751

		15,927,235

	Principal Amount	Value
WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.526% 11/25/37	$1,583,918	$1,480,817
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.968% 6/25/32	237,573	175,387

		1,656,204

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $242,806,599)		237,317,967

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	700,000	787,500
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,493,425
Peruvian Government International Bond 6.550% 3/14/37	560,000	704,200
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,415,925
Province of Quebec Canada 7.500% 9/15/29	540,000	809,290
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	2,098,750
Republic of Brazil International Bond 5.875% 1/15/19	2,243,000	2,677,020
United Mexican States 5.125% 1/15/20	1,110,000	1,260,960
United Mexican States 6.750% 9/27/34	950,000	1,230,250

		12,477,320

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,818,168)		12,477,320

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 32.9%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	809,043	936,632
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	379,117	396,115
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	625,966	720,671

		2,053,418

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 32.8%
Federal Home Loan Mortgage Corp. Pool #J15781 4.000% 6/01/26	$18,256,484	$19,307,657
Pool #J16099 4.000% 7/01/26	6,332,344	6,696,948
Pool #G14225 4.000% 8/01/26	10,620,572	11,232,085
Pool #G14226 4.000% 8/01/26	14,746,112	15,595,165
Pool #Q01704 4.500% 6/01/41	4,749,997	5,051,325
Pool #Q03086 4.500% 9/01/41	26,144,076	27,802,591
Pool #E84025 6.000% 6/01/16	235,386	250,625
Pool #G11431 6.000% 2/01/18	23,342	25,135
Pool #G11122 6.500% 5/01/16	131,476	139,849
Pool #E84450 6.500% 7/01/16	28,853	31,183
Pool #E84580 6.500% 7/01/16	32,597	35,048
Pool #E84660 6.500% 7/01/16	7,386	8,023
Pool #E90508 6.500% 7/01/17	104,774	114,837
Pool #C00836 7.000% 7/01/29	36,391	41,822
Pool #C49314 7.000% 4/01/31	8,404	9,645
Pool #C51422 7.000% 5/01/31	7,124	8,180
Pool #C51550 7.000% 5/01/31	2,273	2,603
Pool #C53034 7.000% 6/01/31	16,212	18,640
Pool #C53267 7.000% 6/01/31	6,578	7,455
Pool #G01311 7.000% 9/01/31	202,052	231,856
Pool #G01317 7.000% 10/01/31	130,997	150,285
Pool #E00856 7.500% 6/01/15	17,510	18,685
Pool #G00143 7.500% 6/01/23	2,680	3,088
Pool #C55867 7.500% 2/01/30	82,423	96,236
Pool #C37986 7.500% 5/01/30	2,061	2,419

	Principal Amount	Value
Pool #C39755 7.500% 6/01/30	$1,090	$1,277
Pool #C40675 7.500% 7/01/30	448	526
Pool #C41497 7.500% 9/01/30	261	306
Pool #C42340 7.500% 9/01/30	417	490
Pool #C42427 7.500% 9/01/30	1,871	2,195
Pool #C42446 7.500% 9/01/30	3,861	4,538
Pool #C43930 7.500% 10/01/30	14,387	16,902
Pool #C43962 7.500% 10/01/30	6,554	7,687
Pool #C44509 7.500% 11/01/30	16,509	19,414
Pool #C44830 7.500% 11/01/30	127	149
Pool #C45235 7.500% 12/01/30	101,678	119,502
Pool #C46038 7.500% 12/01/30	1,686	1,979
Pool #C46560 7.500% 1/01/31	739	862
Pool #C46810 7.500% 1/01/31	808	949
Pool #C47063 7.500% 1/01/31	5,636	6,607
Pool #C47060 7.500% 1/01/31	2,203	2,585
Pool #C01116 7.500% 1/01/31	4,178	4,907
Pool #C46309 7.500% 1/01/31	630	741
Pool #E00842 8.000% 3/01/15	58,083	62,143
Pool #E00843 8.000% 4/01/15	14,113	15,053
Pool #E00852 8.000% 5/01/15	18,981	20,369
Pool #E80782 8.000% 7/01/15	1,549	1,672
Pool #E80998 8.000% 7/01/15	12,156	13,005
Pool #E81091 8.000% 7/01/15	14,197	15,321
Pool #E81151 8.000% 8/01/15	26,189	28,267
Pool #555481 8.250% 5/01/17	11,896	13,242

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G00653 8.500% 11/01/25	$47,067	$56,569
Pool #554904 9.000% 3/01/17	183	205
Federal Home Loan Mortgage Corp. TBA Pool #5100 4.000% 10/01/23 (e)	9,000,000	9,509,062
Pool #4434 4.000% 3/01/40 (e)	20,500,000	21,616,289
Pool #9002 4.500% 5/01/39 (e)	42,631,000	45,272,123
Federal National Mortgage Association Pool #725692 2.305% 10/01/33	1,013,064	1,057,778
Pool #775539 2.360% 5/01/34	914,456	974,181
Pool #888586 2.375% 10/01/34	1,966,258	2,058,486
Pool #AA4446 4.000% 3/01/39	56,739	59,980
Pool #AC4897 4.000% 9/01/39	1,700,523	1,797,639
Pool #AE2259 4.000% 8/01/40	128,252	135,576
Pool #AE5149 4.000% 10/01/40	2,517,085	2,660,835
Pool #AE7533 4.000% 11/01/40	465,477	492,060
Pool #AH0946 4.000% 12/01/40	93,074	98,390
Pool #AH4158 4.000% 1/01/41	617,961	653,253
Pool #AH9910 4.000% 4/01/41	1,993,760	2,107,622
Pool #AI0038 4.000% 7/01/41	397,097	419,775
Pool #AH3864 4.000% 9/01/41	476,993	504,234
Pool #AI0478 4.000% 9/01/41	370,323	391,762
Pool #AI5233 4.000% 9/01/41	2,061,045	2,180,360
Pool #AJ0806 4.000% 9/01/41	101,070	106,842
Pool #AJ2925 4.000% 10/01/41	1,931,169	2,042,966
Pool #AJ3897 4.000% 10/01/41	1,644,229	1,742,497
Pool #675713 5.000% 3/01/18	28,071	30,207

	Principal Amount	Value
Pool #545636 6.500% 5/01/17	$174,069	$188,595
Pool #524355 7.000% 12/01/29	151	174
Pool #254379 7.000% 7/01/32	116,222	132,605
Pool #252717 7.500% 9/01/29	7,807	9,237
Pool #535996 7.500% 6/01/31	26,757	31,562
Pool #254009 7.500% 10/01/31	101,066	119,421
Pool #253394 8.000% 7/01/20	46,957	53,969
Pool #323992 8.000% 11/01/29	4,787	5,720
Pool #525725 8.000% 2/01/30	9,622	11,450
Pool #253266 8.000% 5/01/30	12,092	14,490
Pool #537433 8.000% 5/01/30	6,302	7,572
Pool #253347 8.000% 6/01/30	14,772	17,727
Pool #536271 8.000% 6/01/30	12,624	15,180
Pool #544976 8.000% 7/01/30	1,369	1,644
Pool #535428 8.000% 8/01/30	18,716	22,448
Pool #543290 8.000% 9/01/30	68	81
Pool #547786 8.000% 9/01/30	2,986	3,557
Pool #550767 8.000% 9/01/30	10,856	12,977
Pool #553061 8.000% 9/01/30	15,347	18,369
Pool #253481 8.000% 10/01/30	16,759	20,123
Pool #535533 8.000% 10/01/30	14,504	17,398
Pool #560741 8.000% 11/01/30	3,267	3,930
Pool #253644 8.000% 2/01/31	7,283	8,745
Pool #581170 8.000% 5/01/31	1,782	2,132
Pool #583916 8.000% 5/01/31	5,406	6,507
Pool #593848 8.000% 7/01/31	1,103	1,327

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #190317 8.000% 8/01/31	$86,998	$104,323
Pool #545240 8.000% 9/01/31	9,347	11,218
Pool #541202 8.500% 8/01/26	141,386	165,732
Federal National Mortgage Association TBA Pool #1562 3.000% 8/01/26 (e)	26,976,000	28,047,665
Pool #2293 3.500% 5/01/41 (e)	44,500,000	46,111,385
Pool #9754 4.000% 4/01/40 (e)	29,633,000	31,245,453
Pool #9754 4.000% 4/01/40 (e)	35,060,000	37,059,514
Pool #45608 5.500% 3/01/35 (e)	51,118,000	55,518,943
Pool #45608 5.500% 3/01/35 (e)	28,556,000	31,070,267
Government National Mortgage Association Pool #404246 6.500% 8/15/28	1,222	1,402
Pool #418295 6.500% 1/15/29	463	532
Pool #781038 6.500% 5/15/29	173,997	199,607
Pool #527586 6.500% 5/15/31	825	950
Pool #781468 6.500% 7/15/32	13,321	15,322
Pool #781496 6.500% 9/15/32	66,496	76,358
Pool #363066 7.000% 8/15/23	16,791	19,059
Pool #352049 7.000% 10/15/23	9,095	10,347
Pool #354674 7.000% 10/15/23	12,404	14,084
Pool #358555 7.000% 10/15/23	9,328	10,606
Pool #345964 7.000% 11/15/23	9,103	10,343
Pool #380866 7.000% 3/15/24	2,078	2,360
Pool #781124 7.000% 12/15/29	19,108	22,044
Pool #781319 7.000% 7/15/31	404,926	466,501
Pool #581417 7.000% 7/15/32	103,954	119,971

	Principal Amount	Value
Pool #588012 7.000% 7/15/32	$42,401	$48,824
Pool #565982 7.000% 7/15/32	34,555	39,907
Pool #591581 7.000% 8/15/32	11,812	13,643
Pool #307830 7.250% 7/20/21	101,745	115,024
Pool #314265 7.250% 8/20/21	127,334	142,996
Pool #314280 7.250% 9/20/21	34,678	38,655
Pool #316478 7.250% 10/20/21	578	578
Pool #332232 7.250% 7/20/22	78,679	89,313
Pool #190766 7.500% 1/15/17	26,379	28,875
Pool #187548 7.500% 4/15/17	9,582	10,464
Pool #203940 7.500% 4/15/17	43,373	47,201
Pool #181168 7.500% 5/15/17	20,729	22,885
Pool #210627 7.500% 5/15/17	5,896	6,490
Pool #201622 7.500% 5/15/17	31,706	34,932
Pool #192796 7.500% 6/15/17	5,619	6,178
Pool #357262 7.500% 9/15/23	6,629	7,617
Pool #432175 8.000% 11/15/26	262	310
Pool #441009 8.000% 11/15/26	1,546	1,822
Pool #522777 8.000% 12/15/29	7,126	8,456
Pool #434719 8.000% 2/15/30	182	216
Pool #523043 8.000% 3/15/30	370	439
Pool #529134 8.000% 3/15/30	2,061	2,451
Pool #477036 8.000% 4/15/30	1,516	1,803
Pool #503157 8.000% 4/15/30	45,593	53,800
Pool #528714 8.000% 4/15/30	2,171	2,583
Pool #544640 8.000% 11/15/30	47,058	55,991

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #531298 8.500% 8/15/30	$3,078	$3,697
Government National Mortgage Association TBA Pool #5441 4.000% 8/01/40 (e)	51,700,000	55,747,138
Pool #9988 4.500% 8/01/39 (e)	51,300,000	56,029,219
New Valley Generation IV 4.687% 1/15/22	1,372,588	1,581,969

		528,385,166

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $528,048,974)		530,438,584

U.S. TREASURY OBLIGATIONS — 16.2%
U.S. Treasury Bonds & Notes — 16.2%
U.S. Treasury Bond 3.125% 11/15/41	5,885,000	6,106,147
U.S. Treasury Bond 3.500% 2/15/39	9,295,000	10,402,704
U.S. Treasury Bond 4.375% 5/15/40	24,940,000	32,223,268
U.S. Treasury Bond 5.375% 2/15/31	13,410,000	19,091,863
U.S. Treasury Note 0.250% 12/15/14	88,455,000	88,365,165
U.S. Treasury Note (f) (g) 1.875% 9/30/17	75,495,000	79,546,960
U.S. Treasury Note 2.125% 8/15/21	24,830,000	25,641,824
U.S. Treasury Note 3.000% 9/30/16	325,000	360,369

		261,738,300

TOTAL U.S. TREASURY OBLIGATIONS (Cost $254,111,603)		261,738,300

TOTAL BONDS & NOTES (Cost $1,531,571,515)		1,571,803,808

TOTAL LONG-TERM INVESTMENTS (Cost $1,531,571,515)		1,571,803,808

SHORT-TERM INVESTMENTS — 25.5%
Commercial Paper — 25.5%
AGL Capital Corp. (a) 0.436% 2/27/12	5,000,000	4,998,447

	Principal Amount	Value
AGL Capital Corp. (a) 0.477% 2/27/12	$9,000,000	$8,996,945
American Electric Power Co., Inc. (a) 0.507% 3/06/12	7,500,000	7,496,458
Avon Capital Corp. (a) 0.507% 2/15/12	16,000,000	15,996,889
Avon Capital Corp. (a) 0.507% 2/16/12	6,900,000	6,898,563
Bacardi Corp. 0.466% 2/02/12	5,000,000	4,999,936
Block Financial LLC (a) 0.537% 2/15/12	7,150,000	7,148,526
Block Financial LLC (a) 0.568% 2/13/12	8,500,000	8,498,413
Centrica PLC (a) 0.527% 2/13/12	6,650,000	6,648,847
Centrica PLC (a) 0.548% 2/28/12	15,875,000	15,868,571
Centrica PLC (a) 0.558% 2/28/12	5,000,000	4,997,938
Centrica PLC (a) 0.578% 3/26/12	1,500,000	1,498,718
Daimler Finance North America LLC (a) 0.456% 2/24/12	12,950,000	12,946,277
Daimler Finance North America LLC (a) 0.517% 3/14/12	20,000,000	19,988,100
DCP Midstream LLC (a) 0.425% 2/01/12	3,528,000	3,528,000
DENTSPLY International, Inc. (a) 0.456% 3/01/12	10,000,000	9,996,375
Deutsche Telekom 0.486% 2/10/12	12,000,000	11,998,560
Deutsche Telekom 0.507% 2/02/12	18,050,000	18,049,749
Devon Energy Corp. (a) 0.507% 4/18/12	5,000,000	4,994,653
Diageo Capital PLC (a) 0.395% 2/16/12	13,075,000	13,072,875
Enbridge Energy Partners, LP (a) 0.446% 2/27/12	10,000,000	9,996,822
Glencore Funding LLC 0.507% 2/17/12	12,000,000	11,997,333
Glencore Funding LLC 0.557% 2/08/12	5,700,000	5,699,390
Glencore Funding LLC 0.557% 2/24/12	5,000,000	4,998,243
Glencore Funding LLC 0.588% 2/14/12	10,000,000	9,997,906
Harley-Davidson Funding Corp. (a) 0.497% 3/13/12	7,500,000	7,495,815

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Harley-Davidson Funding Corp. (a) 0.507% 3/12/12	$6,000,000	$5,996,667
Marriott International, Inc. (a) 0.476% 2/22/12	15,000,000	14,995,888
Marriott International, Inc. (a) 0.558% 3/19/12	15,000,000	14,989,229
National Fuel Gas Co. 0.456% 2/13/12	5,000,000	4,999,250
NextEra Energy Capital Holdings, Inc. 0.466% 2/09/12	8,500,000	8,499,131
NextEra Energy Capital Holdings, Inc. 0.466% 2/10/12	10,000,000	9,998,850
ONEOK, Inc. (a) 0.426% 2/21/12	10,700,000	10,697,503
Pacific Gas & Electric Co. (a) 0.425% 3/05/12	4,300,000	4,298,325
Pall Corp. (a) 0.456% 2/23/12	4,000,000	3,998,900
Progress Energy, Inc. (a) 0.527% 4/18/12	7,000,000	6,992,214
Sempra Energy Global Enterprises (a) 0.517% 4/18/12	5,000,000	4,994,546
Suncor Energy, Inc. (a) 0.354% 2/09/12	7,000,000	6,999,456
Suncor Energy, Inc. (a) 0.456% 4/18/12	4,250,000	4,245,909
TransCanada PipeLines Ltd. (a) 0.476% 2/10/12	12,500,000	12,498,531
TransCanada PipeLines Ltd. (a) 0.497% 2/03/12	12,650,000	12,649,656
TransCanada PipeLines, Ltd. (a) 0.446% 2/06/12	6,500,000	6,499,603
VF Corp. 0.466% 2/23/12	6,000,000	5,998,313
Weatherford International, Ltd. (a) 0.456% 2/03/12	10,450,000	10,449,739
Westar Energy, Inc. (a) 0.476% 2/23/12	14,250,000	14,245,907
Westar Energy, Inc. (a) 0.486% 2/29/12	7,500,000	7,497,200

		410,353,166

Time Deposits — 0.0%
Euro Time Deposit 0.010% 2/01/12	463,589	463,589

TOTAL SHORT-TERM INVESTMENTS (Cost $410,816,755)		410,816,755

Value
TOTAL INVESTMENTS — 123.0% (Cost $1,942,388,270) (h)	$1,982,620,563

Other Assets/(Liabilities) — (23.0)%	(371,074,035)

NET ASSETS — 100.0%	$1,611,546,528

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to a value of $463,964,271 or 28.79% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At January 31, 2012, these securities amounted to a value of $95,502 or 0.01% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2012, these securities amounted to a value of $1,782,000 or 0.11% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At January 31, 2012, these securities amounted to a value of $3,099,500 or 0.19% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$54,696

TOTAL COMMON STOCK (Cost $165,687)		54,696

TOTAL EQUITIES (Cost $165,687)		54,696

	Principal Amount
BONDS & NOTES — 98.9%

CORPORATE DEBT — 44.0%
Advertising — 0.6%
WPP Finance (c) 4.750% 11/21/21	$45,000	46,225
WPP Finance 8.000% 9/15/14	595,000	670,601

		716,826

Aerospace & Defense — 0.5%
BE Aerospace, Inc. 6.875% 10/01/20	125,000	137,187
Goodrich Corp. 6.125% 3/01/19	160,000	193,893
L-3 Communications Corp. 4.750% 7/15/20	50,000	51,208
Lockheed Martin Corp. 5.500% 11/15/39	60,000	66,799
United Technologies Corp. 6.125% 7/15/38	105,000	135,891

		584,978

Agriculture — 0.1%
Philip Morris International, Inc. 6.375% 5/16/38	50,000	66,334

Auto Manufacturers — 0.3%
Daimler Finance NA LLC (c) 2.625% 9/15/16	225,000	226,108
Ford Motor Co. 6.500% 8/01/18	100,000	106,875

		332,983

Auto Parts & Equipment — 0.2%
RSC Equipment Rental, Inc./RSC Holdings III LLC 9.500% 12/01/14	243,000	250,290

Automotive & Parts — 1.5%
Accuride Corp. 9.500% 8/01/18	70,000	72,100

	Principal Amount	Value
American Axle & Manufacturing, Inc. 7.875% 3/01/17	$425,000	$436,687
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	291,200
Delphi Corp. (c) 5.875% 5/15/19	90,000	93,600
Delphi Corp. (c) 6.125% 5/15/21	60,000	63,000
International Automotive Components Group (c) 9.125% 6/01/18	40,000	36,000
Pittsburgh Glass Works LLC (c) 8.500% 4/15/16	60,000	60,450
Titan International, Inc. 7.875% 10/01/17	163,000	172,169
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	270,000	299,025
UCI International, Inc. 8.625% 2/15/19	115,000	116,294
Visteon Corp/New 6.750% 4/15/19	145,000	143,188

		1,783,713

Banks — 2.8%
Ally Financial, Inc. 6.750% 12/01/14	150,000	156,375
Bank of America Corp. 3.625% 3/17/16	165,000	161,676
Bank of America Corp. 5.625% 7/01/20	205,000	207,742
Bank of America Corp. 5.700% 1/24/22	250,000	258,959
Bank of America Corp. 6.000% 9/01/17	115,000	120,470
Capital One Financial Corp. 2.125% 7/15/14	175,000	175,274
Credit Suisse AG 5.400% 1/14/20	130,000	131,468
Credit Suisse New York 5.500% 5/01/14	190,000	202,706
Export-Import Bank of Korea 4.000% 1/11/17	200,000	203,941
HSBC Holdings PLC 6.500% 9/15/37	125,000	132,945
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	269,646
ICICI Bank Ltd./Bahrain (c) 5.500% 3/25/15	475,000	485,885
PNC Funding Corp. 4.375% 8/11/20	105,000	115,586
UBS AG 5.750% 4/25/18	100,000	111,828

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank NA 6.600% 1/15/38	$90,000	$106,965
Wachovia Corp. 5.625% 10/15/16	315,000	351,552
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,459
Wells Fargo & Co. 5.625% 12/11/17	60,000	69,020

		3,289,497

Beverages — 0.3%
Anheuser-Busch Cos. LLC 6.500% 2/01/43	20,000	26,651
Pernod-Ricard SA (c) 2.950% 1/15/17	275,000	279,941

		306,592

Biotechnology — 0.4%
Amgen, Inc. 3.875% 11/15/21	275,000	286,387
Amgen, Inc. 5.150% 11/15/41	175,000	185,792

		472,179

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	55,000	64,338

Chemicals — 1.7%
Braskem Finance Ltd. (c) 5.750% 4/15/21	225,000	224,437
Cytec Industries, Inc. 8.950% 7/01/17	175,000	210,986
The Dow Chemical Co. 8.550% 5/15/19	100,000	132,560
Ecolab, Inc. 4.350% 12/08/21	70,000	77,162
Georgia Gulf Corp. (c) 9.000% 1/15/17	155,000	173,213
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	485,327
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. (c) 8.375% 3/01/18	50,000	50,000
RPM International, Inc. 6.250% 12/15/13	400,000	425,823
Valspar Corp. 7.250% 6/15/19	150,000	180,788

		1,960,296

Coal — 0.0%
Peabody Energy Corp. (c) 6.250% 11/15/21	15,000	15,450

Commercial Services — 0.5%
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	269,325

	Principal Amount	Value
ERAC USA Finance LLC (c) 7.000% 10/15/37	$50,000	$59,781
Rent-A-Center, Inc. 6.625% 11/15/20	160,000	165,200
Ticketmaster Entertainment, Inc. 10.750% 8/01/16	95,000	102,006

		596,312

Computers — 0.2%
Seagate HDD Cayman (c) 7.000% 11/01/21	190,000	203,300

Cosmetics & Personal Care — 0.1%
The Procter & Gamble Co. 5.800% 8/15/34	60,000	79,587

Diversified Financial — 3.1%
American Express Co. 8.125% 5/20/19	100,000	131,635
American General Finance Corp. 6.500% 9/15/17	250,000	181,250
BlackRock, Inc. 5.000% 12/10/19	110,000	124,023
Citigroup, Inc. 4.750% 5/19/15	15,000	15,794
Citigroup, Inc. 5.500% 10/15/14	140,000	150,632
Citigroup, Inc. 5.875% 5/29/37	60,000	63,304
Citigroup, Inc. 5.875% 1/30/42	75,000	77,645
Citigroup, Inc. 8.500% 5/22/19	90,000	109,964
Eaton Vance Corp. 6.500% 10/02/17	130,000	149,075
General Electric Capital Corp. 6.875% 1/10/39	70,000	86,888
The Goldman Sachs Group, Inc. 3.625% 2/07/16	170,000	169,334
The Goldman Sachs Group, Inc. 5.750% 1/24/22	175,000	181,394
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	35,758
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	37,247
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	39,610
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	561,146
JP Morgan Chase & Co. 4.350% 8/15/21	145,000	147,904
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	180,334
JP Morgan Chase & Co. 6.300% 4/23/19	225,000	260,005

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Capital XXV Series Y 6.800% 10/01/37	$50,000	$50,443
Lazard Group LLC 6.850% 6/15/17	135,000	145,821
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	131,513
Morgan Stanley 3.800% 4/29/16	200,000	194,333
SLM Corp. 6.250% 1/25/16	270,000	275,598
TD Ameritrade Holding Corp. 4.150% 12/01/14	120,000	128,085

		3,628,735

Electric — 2.9%
Ameren Corp. 8.875% 5/15/14	170,000	191,954
Calpine Corp. (c) 7.500% 2/15/21	305,000	324,825
EDP Finance BV (c) 5.375% 11/02/12	175,000	174,825
Elwood Energy LLC 8.159% 7/05/26	347,324	343,850
Indianapolis Power & Light (c) 6.300% 7/01/13	160,000	170,987
Kansas Gas & Electric Co. 5.647% 3/29/21	252,194	275,902
Kiowa Power Partners LLC (c) 4.811% 12/30/13	80,604	80,667
LG&E and KU Energy LLC (c) 4.375% 10/01/21	250,000	256,350
MidAmerican Energy Holdings Co. 5.950% 5/15/37	120,000	145,899
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	95,823	97,140
NiSource Finance Corp. 5.800% 2/01/42	150,000	163,260
NRG Energy, Inc. 8.500% 6/15/19	250,000	251,250
Oncor Electric Delivery Co. 6.800% 9/01/18	35,000	42,976
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	196,322
Tenaska Oklahoma (c) 6.528% 12/30/14	130,404	128,267
TransAlta Corp. 6.650% 5/15/18	15,000	17,680
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	79,608	88,040
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	243,005

	Principal Amount	Value
Virginia Electric and Power Co. 6.350% 11/30/37	$200,000	$270,868

		3,464,067

Electrical Components & Equipment — 0.0%
Anixter, Inc. 5.950% 3/01/15	10,000	10,225

Electronics — 0.5%
Amphenol Corp. 4.000% 2/01/22	75,000	77,113
Amphenol Corp. 4.750% 11/15/14	140,000	151,283
Arrow Electronics, Inc. 6.000% 4/01/20	235,000	256,257
PerkinElmer, Inc. 5.000% 11/15/21	125,000	131,239

		615,892

Engineering & Construction — 0.1%
Tutor Perini Corp. 7.625% 11/01/18	120,000	116,700

Entertainment — 0.6%
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	446,900
Regal Entertainment Group 9.125% 8/15/18	190,000	208,050
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	54,500

		709,450

Environmental Controls — 0.3%
Xylem, Inc. (c) 3.550% 9/20/16	200,000	207,251
Xylem, Inc. (c) 4.875% 10/01/21	100,000	106,503

		313,754

Foods — 0.6%
ConAgra Foods, Inc. 7.000% 4/15/19	165,000	196,782
Kraft Foods, Inc. 6.500% 2/09/40	95,000	121,835
Ralcorp Holdings, Inc. 4.950% 8/15/20	275,000	278,740
Ralcorp Holdings, Inc. 6.625% 8/15/39	105,000	107,899

		705,256

Forest Products & Paper — 1.2%
Celulosa Arauco y Constitucion SA (c) 4.750% 1/11/22	1,000,000	991,846
International Paper Co. 4.750% 2/15/22	75,000	81,072
International Paper Co. 9.375% 5/15/19	110,000	145,275

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Mead Corp. 7.550% 3/01/47	$70,000	$67,822
Verso Paper Holdings LLC 11.500% 7/01/14	157,000	161,710

		1,447,725

Hand & Machine Tools — 0.2%
Thermadyne Holdings Corp. 9.000% 12/15/17	280,000	294,000

Health Care – Products — 0.5%
Alere, Inc. 9.000% 5/15/16	350,000	366,625
Boston Scientific Corp. 7.375% 1/15/40	120,000	152,129
Teleflex, Inc. 6.875% 6/01/19	90,000	96,300

		615,054

Health Care – Services — 0.9%
Cigna Corp. 2.750% 11/15/16	150,000	151,873
HCA Holdings, Inc. 7.750% 5/15/21	140,000	146,650
Health Management Associates, Inc. 6.125% 4/15/16	300,000	309,750
HEALTHSOUTH Corp. 7.750% 9/15/22	220,000	229,350
Roche Holdings, Inc. (c) 6.000% 3/01/19	80,000	98,502
WellPoint, Inc. 4.350% 8/15/20	130,000	143,290

		1,079,415

Holding Company – Diversified — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 8.750% 10/15/16	300,000	319,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 9.000% 4/15/19	100,000	99,500

		419,000

Home Furnishing — 0.1%
Whirlpool Corp. 8.600% 5/01/14	120,000	134,558

Housewares — 0.3%
Libbey Glass, Inc. 10.000% 2/15/15	108,000	115,560
Toro Co. 7.800% 6/15/27	170,000	199,289

		314,849

Insurance — 1.4%
Aflac, Inc. 8.500% 5/15/19	150,000	188,444

	Principal Amount	Value
The Allstate Corp. 5.550% 5/09/35	$50,000	$55,442
The Allstate Corp. 7.450% 5/16/19	60,000	75,148
American International Group, Inc. 3.650% 1/15/14	80,000	79,747
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	390,000	396,961
Lincoln National Corp. 6.300% 10/09/37	65,000	69,669
MetLife, Inc. Series A 6.817% 8/15/18	85,000	103,101
Prudential Financial, Inc. 3.875% 1/14/15	300,000	314,717
Prudential Financial, Inc. 4.500% 11/15/20	175,000	184,548
Prudential Financial, Inc. 6.200% 11/15/40	125,000	138,921

		1,606,698

Internet — 0.3%
Expedia, Inc. 7.456% 8/15/18	300,000	337,766

Investment Companies — 0.2%
PBF Holding Co. LLC/PBF Finance Corp. (c) (d) 8.250% 2/15/20	200,000	196,000

Iron & Steel — 1.5%
AK Steel Corp. 7.625% 5/15/20	185,000	182,687
Allegheny Technologies, Inc. 5.950% 1/15/21	225,000	247,177
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	135,318
ArcelorMittal 9.000% 2/15/15	425,000	486,460
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	425,143
Reliance Steel & Aluminum Co. 6.850% 11/15/36	269,000	273,482

		1,750,267

Lodging — 0.3%
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	74,000	76,682
Wyndham Worldwide Corp. 6.000% 12/01/16	260,000	288,494

		365,176

Machinery – Diversified — 0.5%
Briggs & Stratton Corp. 6.875% 12/15/20	340,000	350,200

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Manitowoc Co., Inc. 8.500% 11/01/20	$175,000	$190,750

		540,950

Manufacturing — 0.8%
Bombardier, Inc. Series A (c) 7.750% 3/15/20	70,000	79,450
Griffon Corp. 7.125% 4/01/18	180,000	182,700
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	80,000	97,942
Polypore International, Inc. 7.500% 11/15/17	285,000	299,250
Trimas Corp. 9.750% 12/15/17	50,000	54,750
Tyco International Finance SA 8.500% 1/15/19	215,000	280,589

		994,681

Media — 1.9%
CBS Corp. 7.875% 7/30/30	100,000	129,277
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c) 8.625% 11/15/17	35,000	37,275
Clear Channel Worldwide Holdings, Inc., Series A 9.250% 12/15/17	50,000	54,875
NBCUniversal Media LLC 6.400% 4/30/40	25,000	31,698
News America, Inc. 6.900% 8/15/39	125,000	152,540
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	125,000	132,500
Nielsen Finance LLC/Nielsen Finance Co. 7.750% 10/15/18	235,000	261,731
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	425,000	471,750
Time Warner Cable, Inc. 4.000% 9/01/21	150,000	156,877
Time Warner, Inc. 4.700% 1/15/21	200,000	220,987
Time Warner, Inc. 5.875% 11/15/16	25,000	29,534
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	260,000
Univision Communications, Inc. (c) 8.500% 5/15/21	340,000	329,800

		2,268,844

Metal Fabricate & Hardware — 0.7%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	261,250

	Principal Amount	Value
Mueller Water Products, Inc. 8.750% 9/01/20	$245,000	$267,663
The Timken Co. 6.000% 9/15/14	275,000	297,421

		826,334

Mining — 1.1%
FMG Resources Property Ltd. (c) 7.000% 11/01/15	215,000	221,988
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	202,300
Teck Resources Ltd. 10.750% 5/15/19	275,000	336,174
Vale Overseas Ltd. 6.250% 1/23/17	215,000	245,866
Vale Overseas Ltd. 6.875% 11/10/39	85,000	100,709
Xstrata Canada Financial Corp. (c) 2.850% 11/10/14	200,000	203,909

		1,310,946

Office Equipment/Supplies — 0.2%
Xerox Corp. 4.250% 2/15/15	200,000	211,164

Oil & Gas — 2.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	55,000	51,700
Anadarko Petroleum Corp. 6.450% 9/15/36	80,000	95,548
Devon Energy Corp. 6.300% 1/15/19	80,000	98,686
EQT Corp. 4.875% 11/15/21	60,000	61,028
Frontier Oil Corp. 6.875% 11/15/18	60,000	61,500
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	156,750
Nexen, Inc. 7.500% 7/30/39	50,000	63,415
Northern Tier Energy LLC and Northern Tier Finance Corp. (c) 10.500% 12/01/17	170,000	181,900
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	57,247
Petrobras International Finance Co. 3.875% 1/27/16	220,000	225,255
Petrobras International Finance Co. 6.750% 1/27/41	115,000	130,952
Petroleos Mexicanos 5.500% 1/21/21	375,000	405,937
Precision Drilling Corp. 6.625% 11/15/20	85,000	89,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rowan Cos., Inc. 5.000% 9/01/17	$185,000	$196,431
Shell International Finance BV 5.500% 3/25/40	110,000	141,244
SM Energy Co. 6.625% 2/15/19	100,000	105,000
Southwestern Energy Co. 7.500% 2/01/18	135,000	158,119
Tesoro Corp. 6.500% 6/01/17	180,000	185,400
Transocean, Inc. 5.050% 12/15/16	150,000	160,721
Venoco, Inc. 8.875% 2/15/19	330,000	283,800

		2,909,883

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	30,000	35,951
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	229,000	234,725

		270,676

Packaging & Containers — 1.0%
Packaging Dynamics Corp. (c) 8.750% 2/01/16	240,000	251,100
Pregis Corp. 12.375% 10/15/13	395,000	377,225
Sealed Air Corp. (c) 5.625% 7/15/13	225,000	233,481
Silgan Holdings, Inc. 7.250% 8/15/16	200,000	215,500
Sonoco Products Co. 4.375% 11/01/21	100,000	105,165

		1,182,471

Pharmaceuticals — 0.7%
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	100,000	102,125
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	138,206
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	203,250
Warner Chilcott Corp. LLC 7.750% 9/15/18	350,000	370,125

		813,706

Pipelines — 2.1%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	188,289
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	176,868
DCP Midstream LLC (c) 9.750% 3/15/19	50,000	65,637

	Principal Amount	Value
Energy Transfer Equity LP 7.500% 10/15/20	$100,000	$110,500
Enogex LLC (c) 6.875% 7/15/14	305,000	333,702
Enterprise Products Operating LP 3.200% 2/01/16	175,000	182,605
Enterprise Products Operating LP 5.950% 2/01/41	205,000	233,271
Gulf South Pipeline Co. LP (c) 5.050% 2/01/15	25,000	26,995
Kern River Funding Corp. (c) 4.893% 4/30/18	94,099	102,286
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	125,688
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	92,920
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,277
ONEOK Partners LP 3.250% 2/01/16	150,000	156,805
ONEOK Partners LP 6.125% 2/01/41	400,000	471,254
Southern Natural Gas Co. (c) 5.900% 4/01/17	60,000	68,534
Texas Eastern Transmission LP (c) 6.000% 9/15/17	85,000	99,471
TransCanada PipeLines Ltd. 6.200% 10/15/37	50,000	63,314

		2,515,416

Real Estate — 0.2%
AMB Property LP 4.500% 8/15/17	225,000	229,289

Real Estate Investment Trusts (REITS) — 1.3%
Boston Properties LP 3.700% 11/15/18	75,000	78,980
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	300,756
DDR Corp. 4.750% 4/15/18	275,000	277,023
ERP Operating LP 4.625% 12/15/21	70,000	74,592
UDR, Inc. 4.625% 1/10/22	175,000	182,942
Weingarten Realty Investors Series A 4.857% 1/15/14	650,000	675,595

		1,589,888

Retail — 1.6%
CVS Caremark Corp. 6.125% 9/15/39	25,000	30,972
CVS Pass-Through Trust (c) 5.926% 1/10/34	250,000	265,112

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust (c) 7.507% 1/10/32	$19,244	$22,868
The Home Depot, Inc. 5.950% 4/01/41	200,000	256,917
Inergy LP/Inergy Finance Corp. 7.000% 10/01/18	350,000	340,375
J.C. Penney Co., Inc. 5.650% 6/01/20	350,000	350,875
McDonald’s Corp. 6.300% 10/15/37	70,000	98,690
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	240,472
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	255,726

		1,862,007

Savings & Loans — 0.4%
First Niagara Financial Group, Inc. 7.250% 12/15/21	150,000	156,285
Glencore Funding LLC (c) 6.000% 4/15/14	325,000	340,150
Washington Mutual Bank (e) 5.650% 8/15/14	1,225,000	612

		497,047

Semiconductors — 0.1%
Sensata Technologies BV (c) 6.500% 5/15/19	105,000	107,100

Software — 0.1%
Audatex North America, Inc. (c) 6.750% 6/15/18	80,000	81,400
First Data Corp. 9.875% 9/24/15	35,000	34,300
Microsoft Corp. 3.000% 10/01/20	10,000	10,747

		126,447

Telecommunications — 2.7%
American Tower Corp. 4.500% 1/15/18	515,000	526,014
British Telecom PLC STEP 9.625% 12/15/30	50,000	74,331
CenturyLink, Inc. 6.150% 9/15/19	195,000	197,893
Cisco Systems, Inc. 5.500% 1/15/40	75,000	90,948
CommScope, Inc. (c) 8.250% 1/15/19	185,000	192,400
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	90,000	130,101
EH Holding Corp. (c) 7.625% 6/15/21	60,000	63,300

	Principal Amount	Value
Embarq Corp. 7.082% 6/01/16	$210,000	$234,489
Embarq Corp. 7.995% 6/01/36	45,000	48,206
GeoEye, Inc. 9.625% 10/01/15	25,000	27,750
Rogers Communications, Inc. 7.500% 3/15/15	30,000	35,281
Rogers Communications, Inc. 7.500% 8/15/38	35,000	49,027
Sprint Capital Corp. 6.900% 5/01/19	100,000	85,250
Telecom Italia Capital 6.000% 9/30/34	80,000	66,000
Telecom Italia Capital 6.175% 6/18/14	170,000	170,850
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	274,803
Telefonica Emisiones SAU 5.462% 2/16/21	175,000	173,864
Telstra Corp. Ltd. (c) 4.800% 10/12/21	275,000	300,513
Verizon Communications, Inc. 8.950% 3/01/39	150,000	241,830
Windstream Corp. 7.750% 10/01/21	190,000	205,200

		3,188,050

Transportation — 1.0%
Asciano Finance (c) 5.000% 4/07/18	275,000	283,809
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	204,942
CHC Helicopter SA (c) 9.250% 10/15/20	90,000	88,425
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	148,048
RailAmerica, Inc. 9.250% 7/01/17	126,000	140,175
Union Pacific Corp. 4.000% 2/01/21	250,000	271,552

		1,136,951

Trucking & Leasing — 0.2%
GATX Corp. 3.500% 7/15/16	90,000	90,883
GATX Corp. 4.750% 5/15/15	115,000	122,576

		213,459

TOTAL CORPORATE DEBT (Cost $49,866,240)		51,642,571

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 3.1%
Access Group, Inc., Delaware VRN 1.634% 9/01/37	$150,000	$110,625
Access Group, Inc., Delaware VRN 1.644% 9/01/37	315,000	258,300
Colorado Bridge Enterprise BAB 6.078% 12/01/40	800,000	1,013,104
North Texas Tollway Authority BAB 6.718% 1/01/49	870,000	1,124,014
State of California 5.950% 4/01/16	225,000	255,836
State of California BAB 7.550% 4/01/39	125,000	167,569
State of Illinois 5.365% 3/01/17	650,000	708,123

		3,637,571

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,059,858)		3,637,571

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.3%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	221,709	235,253

Automobile ABS — 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (c) 0.560% 7/20/12	200,000	197,800

Commercial MBS — 6.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.914% 2/10/51	635,000	719,594
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.394% 2/10/51	250,000	285,632
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	600,000	650,029
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	500,000	553,433
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	39,847	39,815
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	188,296	188,559
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	635,000	717,762

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	$375,000	$426,577
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.006% 12/10/49	290,000	332,165
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	625,000	656,726
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ, (c) 6.412% 2/15/41	470,000	257,262
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B 5.451% 1/10/45	150,000	146,054
GS Mortgage Securities Corp. II, Series 2011-GC3, Class C VRN (c) 5.728% 3/10/44	250,000	233,926
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.387% 5/15/41	300,000	320,603
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	335,209
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	630,000	688,345
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (c) 5.495% 6/15/44	100,000	92,619
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	308,037	319,226
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.718% 8/15/39	100,000	100,931
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	580,337
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.051% 2/15/51	286,303	287,891
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (c) 5.824% 11/15/44	70,000	65,828
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (c) 5.824% 11/15/44	115,000	102,527

		8,101,050

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 3.6%
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.746% 4/25/35	$247,000	$221,128
Bear Stearns Asset-Backed Securities Trust, Series 2006-EC1, Class A2 FRN 0.496% 12/25/35	46,682	46,349
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.806% 1/25/35	21,562	21,417
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.376% 5/25/36	56,768	55,982
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2 FRN 0.376% 8/25/36	230,625	141,861
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A2 FRN 0.376% 10/25/36	385,618	270,267
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.386% 7/25/36	106,762	102,706
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.506% 9/25/34	156,762	143,651
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.176% 2/25/35	198,778	185,312
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.516% 1/25/36	172,967	163,074
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.446% 8/25/36	185,806	162,517
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 0.896% 9/25/35	300,000	225,705
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.746% 8/25/35	200,000	160,884
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.806% 2/25/35	300,000	213,449
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.000% 6/25/35	206,372	179,316
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.756% 3/25/35	225,000	161,521
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.746% 4/25/36	200,000	166,798

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 1.005% 6/28/35	$207,590	$193,011
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 1.035% 6/28/35	220,000	149,133
Morgan Stanley Capital, Inc., Series 2006-NC5, Class A2B FRN 0.386% 10/25/36	378,578	300,460
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.726% 3/25/35	295,000	200,947
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	222	203
Novastar Home Equity Loan, Series 2007-2, Class A2A FRN 0.366% 9/25/37	27,454	27,240
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.906% 2/25/35	200,000	156,935
Residential Asset Mortgage Products, Inc., Series 2005-EFC3, Class M3 FRN 0.766% 8/25/35	275,000	181,150
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.516% 11/25/35	318,646	277,481
Saxon Asset Securities Trust, Series 2000-2, Class MF2 VRN 7.754% 7/25/30	135,207	124,529

		4,233,026

Other ABS — 1.3%
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2 (c) 5.261% 4/25/37	100,000	100,294
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.545% 6/02/17	250,000	242,830
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (f) 1.163% 6/20/14	1,175,000	728,382
NuCO2 Funding LLC, Series 2008-1, Class A1 (c) 7.250% 6/25/38	125,000	127,500
Sonic Capital LLC, Series 2011-1A, Class A2 5.438% 5/20/41	98,000	102,444
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	94,106	96,904

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (c) 6.024% 7/15/41	$100,000	$100,024

		1,498,378

Student Loans ABS — 2.3%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.833% 12/27/16	112,248	110,897
Access Group, Inc., Series 2003-1, Class B FRN 1.619% 12/26/35	500,000	325,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	475,000	399,000
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.776% 12/15/32	125,000	123,845
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.773% 3/25/42	250,000	211,138
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 1.000% 3/25/26	132,519	130,592
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.136% 3/15/38	278,564	234,811
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.196% 6/15/38	340,705	287,963
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (c) 1.785% 12/15/16	225,000	224,930
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (c) 1.795% 12/15/16	325,000	324,898
SLM Student Loan Trust, Series 2003-10A, Class B FRN (c) 3.360% 12/17/46	500,000	375,000

		2,748,074

WL Collateral CMO — 1.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.824% 8/25/34	144,789	118,307
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.793% 2/25/34	20,080	16,219
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	11,844	8,422
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.742% 8/25/34	24,969	19,804

	Principal Amount	Value
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.471% 1/19/38	$707,754	$429,309
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.386% 5/25/37	778,233	321,803
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.646% 8/25/34	68,255	45,582
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.526% 8/25/36	254,452	191,200
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.593% 7/25/33	4,037	3,641
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.867% 2/25/34	6,312	5,685
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.476% 2/25/34	470	405
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (c) 2.500% 3/23/51	189,718	190,074
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (c) 3.000% 1/17/13	228,282	229,127
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.456% 6/25/46	1,275,942	436,447
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.582% 3/25/34	35,607	28,759
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.596% 4/25/44	100,926	74,322

		2,119,106

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.968% 6/25/32	29,579	21,836

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,876,188)		19,154,523

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	100,000	112,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Poland Government International Bond 6.375% 7/15/19	$220,000	$247,225
Province of Quebec Canada 7.500% 9/15/29	125,000	187,336
Republic of Brazil International Bond 5.625% 1/07/41	235,000	270,250
Republic of Brazil International Bond 5.875% 1/15/19	94,000	112,189
United Mexican States 5.125% 1/15/20	95,000	107,920
United Mexican States 6.750% 9/27/34	75,000	97,125

		1,134,545

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,010,404)		1,134,545

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 33.0%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	43,970	50,904
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	22,725	26,163

		77,067

Pass-Through Securities — 32.9%
Federal Home Loan Mortgage Corp. Pool #J15781 4.000% 6/01/26	1,617,127	1,710,239
Pool #J16099 4.000% 7/01/26	370,258	391,577
Pool #G14225 4.000% 8/01/26	286,294	302,778
Pool #G14226 4.000% 8/01/26	1,742,138	1,842,447
Pool #Q01704 4.500% 6/01/41	518,181	551,054
Pool #Q03086 4.500% 9/01/41	578,421	615,115
Pool #G11476 5.000% 11/01/18	139,494	149,924
Pool #B16010 5.000% 8/01/19	4,004	4,326
Pool #B17058 5.000% 9/01/19	6,475	6,965
Pool #B17494 5.000% 12/01/19	61,074	65,664
Pool #B14584 5.000% 1/01/20	201,188	216,308
Pool #B18677 5.000% 1/01/20	10,423	11,206

	Principal Amount	Value
Pool #E89199 6.000% 4/01/17	$9,432	$10,182
Pool #G11431 6.000% 2/01/18	1,760	1,895
Pool #G01311 7.000% 9/01/31	4,262	4,890
Pool #C80207 7.500% 9/01/24	3,018	3,504
Pool #C00530 7.500% 7/01/27	3,238	3,793
Pool #C00563 7.500% 11/01/27	10,833	12,700
Pool #C00612 7.500% 4/01/28	737	860
Pool #C55867 7.500% 2/01/30	12,444	14,529
Federal Home Loan Mortgage Corp. TBA Pool #4434 4.000% 3/01/40 (d)	1,230,000	1,296,977
Pool #9002 4.500% 5/01/39 (d)	1,322,000	1,406,278
Pool #9002 4.500% 5/01/39 (d)	3,110,000	3,302,674
Federal National Mortgage Association Pool #725692 2.305% 10/01/33	263,576	275,210
Pool #888586 2.375% 10/01/34	595,316	623,239
Pool #675713 5.000% 3/01/18	86,530	93,114
Pool #735010 5.000% 11/01/19	507,400	547,474
Pool #253880 6.500% 7/01/16	4,935	5,320
Pool #575579 7.500% 4/01/31	17,449	20,583
Pool #535996 7.500% 6/01/31	3,702	4,366
Federal National Mortgage Association TBA Pool #1562 3.000% 8/01/26 (d)	1,950,000	2,027,467
Pool #2293 3.500% 5/01/41 (d)	3,640,000	3,771,808
Pool #9754 4.000% 4/01/40 (d)	2,100,000	2,219,766
Pool #9754 4.000% 4/01/40 (d)	2,561,000	2,700,355
Pool #45608 5.500% 3/01/35 (d)	2,180,000	2,371,942
Pool #45608 5.500% 3/01/35 (d)	3,434,000	3,729,646

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association Pool #579140 6.500% 1/15/32	$4,313	$4,957
Pool #587280 6.500% 9/15/32	4,354	5,009
Pool #550659 6.500% 9/15/35	140,897	162,076
Pool #538689 6.500% 12/15/35	60,919	70,057
Pool #780651 7.000% 10/15/27	4,261	4,897
Pool #462384 7.000% 11/15/27	2,881	3,309
Pool #482668 7.000% 8/15/28	2,735	3,144
Pool #506804 7.000% 5/15/29	9,611	11,058
Pool #506914 7.000% 5/15/29	37,490	43,073
Pool #581417 7.000% 7/15/32	6,325	7,299
Pool #591581 7.000% 8/15/32	1,014	1,172
Pool #423836 8.000% 8/15/26	1,809	2,129
Pool #444619 8.000% 3/15/27	12,096	14,280
Government National Mortgage Association TBA Pool #5441 4.000% 8/01/40 (d)	3,550,000	3,827,898
Pool #9988 4.500% 8/01/39 (d)	3,720,000	4,062,937
New Valley Generation IV 4.687% 1/15/22	62,453	71,980

		38,611,450

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $38,373,063)		38,688,517

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds & Notes — 1.5%
U.S. Treasury Bond 3.125% 11/15/41	485,000	503,225
U.S. Treasury Bond (g) 4.375% 5/15/40	485,000	626,635

	Principal Amount	Value
U.S. Treasury Bond 5.375% 2/15/31	$450,000	$640,667

		1,770,527

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,739,887)		1,770,527

TOTAL BONDS & NOTES (Cost $114,925,640)		116,028,254

TOTAL LONG-TERM INVESTMENTS (Cost $115,091,327)		116,082,950

SHORT-TERM INVESTMENTS — 24.2%
Commercial Paper — 24.2%
AGL Capital Corp. (c) 0.507% 2/02/12	1,559,000	1,558,978
Avon Capital Corp. (c) 0.507% 2/10/12	2,900,000	2,899,638
Centrica PLC (c) 0.568% 3/12/12	2,900,000	2,898,196
Daimler Finance North America LLC (c) 0.609% 4/16/12	2,700,000	2,696,625
Deutsche Telekom 0.476% 2/02/12	1,040,000	1,039,986
Elsevier Finance SA (c) 0.558% 3/13/12	2,900,000	2,898,183
Glencore Funding LLC 0.507% 2/13/12	2,600,000	2,599,567
Harley-Davidson Funding Corp. (c) 0.527% 3/19/12	2,900,000	2,898,031
NextEra Energy Capital Holdings, Inc. 0.486% 3/05/12	2,885,000	2,883,731
Volvo Treasury NA LLC (c) 0.608% 3/01/12	2,595,000	2,593,746
Weatherford International Ltd. (c) 0.456% 2/01/12	3,465,000	3,465,000

		28,431,681

Time Deposits — 0.0%
Euro Time Deposit 0.010% 2/01/12	13,981	13,981

TOTAL SHORT-TERM INVESTMENTS (Cost $28,445,662)		28,445,662

TOTAL INVESTMENTS — 123.2% (Cost $143,536,989) (h)		144,528,612

Other Assets/(Liabilities) — (23.2)%		(27,234,022)

NET ASSETS — 100.0%		$117,294,590

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is valued in good faith under procedures established by the Board of Trustees.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to a value of $38,210,386 or 32.58% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At January 31, 2012, these securities amounted to a value of $612 or 0.00% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At January 31, 2012, these securities amounted to a value of $728,382 or 0.62% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.3%
Forest Products & Paper — 0.3%
The Newark Group, Inc. (a) (b)	329,969	$670,827

TOTAL COMMON STOCK (Cost $2,113,591)		670,827

TOTAL EQUITIES (Cost $2,113,591)		670,827

	Principal Amount

BONDS & NOTES — 95.5%

CORPORATE DEBT — 95.5%
Advertising — 0.7%
inVentiv Health, Inc. (b) 10.000% 8/15/18	$1,130,000	1,022,650
MDC Partners, Inc. (b) 11.000% 11/01/16	605,000	646,594

		1,669,244

Aerospace & Defense — 2.7%
AAR Corp. (b) 7.250% 1/15/22	2,300,000	2,305,750
DAE Aviation Holdings, Inc. (b) 11.250% 8/01/15	1,475,000	1,541,375
Ducommun, Inc. (b) 9.750% 7/15/18	2,265,000	2,315,962

		6,163,087

Agriculture — 0.7%
American Rock Salt Co. LLC/American Rock Capital Corp. (b) 8.250% 5/01/18	1,640,000	1,467,800

Apparel — 1.4%
Perry Ellis International, Inc. 7.875% 4/01/19	3,130,000	3,102,613

Auto Manufacturers — 1.1%
Ford Motor Co. 7.450% 7/16/31	2,035,000	2,508,138

Auto Parts & Equipment — 1.0%
Affinia Group, Inc. 9.000% 11/30/14	2,260,000	2,271,300

Automotive & Parts — 6.5%
Accuride Corp. 9.500% 8/01/18	2,340,000	2,410,200
American Axle & Manufacturing, Inc. 7.875% 3/01/17	1,595,000	1,638,862
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	790,400
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	1,300,000	1,381,250

	Principal Amount	Value
Delphi Corp. (b) 5.875% 5/15/19	$535,000	$556,400
Delphi Corp. (b) 6.125% 5/15/21	360,000	378,000
International Automotive Components Group (b) 9.125% 6/01/18	2,160,000	1,944,000
Meritor, Inc. STEP 4.625% 3/01/26	2,115,000	1,789,819
Pittsburgh Glass Works LLC (b) 8.500% 4/15/16	1,085,000	1,093,137
Titan International, Inc. 7.875% 10/01/17	850,000	897,813
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	1,508,000	1,670,110

		14,549,991

Banks — 1.2%
Ally Financial, Inc. 6.750% 12/01/14	670,000	698,475
CIT Group, Inc. (b) 7.000% 5/04/15	2,024,000	2,034,120

		2,732,595

Beverages — 1.4%
Cott Beverages, Inc. 8.125% 9/01/18	2,975,000	3,250,188

Building Materials — 0.6%
Interline Brands, Inc. 7.000% 11/15/18	1,220,000	1,281,000

Chemicals — 1.7%
Celanese US Holdings LLC 5.875% 6/15/21	345,000	370,875
Georgia Gulf Corp. (b) 9.000% 1/15/17	850,000	949,875
Omnova Solutions, Inc. 7.875% 11/01/18	1,540,000	1,416,800
Vertellus Specialties, Inc. (b) 9.375% 10/01/15	1,565,000	1,165,925

		3,903,475

Coal — 1.2%
Consol Energy, Inc. 8.250% 4/01/20	560,000	606,900
Peabody Energy Corp. (b) 6.000% 11/15/18	650,000	669,500
Peabody Energy Corp. (b) 6.250% 11/15/21	1,454,000	1,497,620

		2,774,020

Commercial Services — 3.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250% 1/15/19	850,000	894,625

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.750% 3/15/20	$660,000	$719,400
The Hertz Corp. 6.750% 4/15/19	1,780,000	1,837,850
Rent-A-Center, Inc. 6.625% 11/15/20	880,000	908,600
RR Donnelley & Sons Co. 7.250% 5/15/18	415,000	379,725
RR Donnelley & Sons Co. 8.600% 8/15/16	1,100,000	1,089,000
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.250% 2/01/21	1,300,000	1,342,250
United Rentals North America, Inc. 8.375% 9/15/20	1,030,000	1,048,025

		8,219,475

Diversified Financial — 3.3%
American General Finance Corp. 6.500% 9/15/17	1,170,000	848,250
Community Choice Financial, Inc. (b) 10.750% 5/01/19	2,390,000	2,330,250
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,200,000	1,342,506
International Lease Finance Corp. 5.750% 5/15/16	1,245,000	1,227,426
International Lease Finance Corp. 8.625% 9/15/15	700,000	755,125
Springleaf Finance Corp. 5.375% 10/01/12	900,000	867,375

		7,370,932

Electric — 1.9%
Atlantic Power Corp. (b) 9.000% 11/15/18	1,675,000	1,729,438
Energy Future Holdings Corp. 10.000% 1/15/20	1,695,000	1,817,887
NRG Energy, Inc. 8.250% 9/01/20	630,000	620,550

		4,167,875

Engineering & Construction — 0.3%
Tutor Perini Corp. 7.625% 11/01/18	650,000	632,125

Entertainment — 1.1%
Regal Entertainment Group 9.125% 8/15/18	780,000	854,100
Vail Resorts, Inc. 6.500% 5/01/19	525,000	540,750
WM Finance Corp. (b) 9.500% 6/15/16	439,000	477,413
WMG Acquisition Corp. 9.500% 6/15/16	635,000	690,562

		2,562,825

	Principal Amount	Value
Foods — 0.7%
JBS USA LLC/JBS USA Finance, Inc. (b) 7.250% 6/01/21	$1,265,000	$1,198,588
Post Holdings, Inc. (b) (c) 7.375% 2/15/22	325,000	336,375

		1,534,963

Forest Products & Paper — 1.2%
PH Glatfelter Co. 7.125% 5/01/16	475,000	488,063
Xerium Technologies, Inc. (b) 8.875% 6/15/18	2,525,000	2,222,000

		2,710,063

Health Care – Products — 1.9%
Alere, Inc. 9.000% 5/15/16	3,345,000	3,503,887
Teleflex, Inc. 6.875% 6/01/19	610,000	652,700

		4,156,587

Health Care – Services — 4.3%
HCA Holdings, Inc. 7.750% 5/15/21	920,000	963,700
HCA, Inc. 6.500% 2/15/20	950,000	1,007,000
HCA, Inc. 7.500% 2/15/22	2,230,000	2,386,100
HEALTHSOUTH Corp. 7.250% 10/01/18	600,000	619,500
HEALTHSOUTH Corp. 7.750% 9/15/22	1,530,000	1,595,025
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	3,135,000	3,017,437

		9,588,762

Holding Company – Diversified — 1.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (b) 8.500% 5/15/18	925,000	922,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (b) 9.000% 4/15/19	2,175,000	2,164,125

		3,086,813

Housewares — 0.3%
Libbey Glass, Inc. 10.000% 2/15/15	562,000	601,340

Investment Companies — 0.5%
PBF Holding Co. LLC/PBF Finance Corp. (b) (c) 8.250% 2/15/20	1,140,000	1,117,200

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.6%
Tube City IMS Corp. 9.750% 2/01/15	$1,285,000	$1,310,700

Leisure Time — 3.0%
Brunswick Corp. 7.125% 8/01/27	3,013,000	2,756,895
Brunswick Corp. 7.375% 9/01/23	650,000	620,750
Sabre Holdings Corp. 6.350% 3/15/16	4,419,000	3,413,677

		6,791,322

Lodging — 0.6%
MGM Resorts International (b) 8.625% 2/01/19	1,355,000	1,409,200

Machinery – Diversified — 0.9%
The Manitowoc Co., Inc. 8.500% 11/01/20	950,000	1,035,500
Welltec A/S (b) 8.000% 2/01/19	965,000	927,606

		1,963,106

Manufacturing — 2.3%
Griffon Corp. 7.125% 4/01/18	2,375,000	2,410,625
Polypore International, Inc. 7.500% 11/15/17	1,445,000	1,517,250
Trimas Corp. 9.750% 12/15/17	1,100,000	1,204,500

		5,132,375

Media — 4.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp. (b) 8.625% 11/15/17	3,385,000	3,605,025
Gannett Co., Inc. 9.375% 11/15/17	2,125,000	2,342,812
Mediacom LLC/Mediacom Capital Corp. 9.125% 8/15/19	1,405,000	1,524,425
Nara Cable Funding Ltd. (b) (c) 8.875% 12/01/18	910,000	864,500
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	1,600,000	1,696,000

		10,032,762

Metal Fabricate & Hardware — 1.4%
Ardagh Packaging Finance PLC (b) 7.375% 10/15/17	830,000	867,350
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (b) 9.125% 10/15/20	975,000	984,750

	Principal Amount	Value
Mueller Water Products, Inc. 8.750% 9/01/20	$1,220,000	$1,332,850

		3,184,950

Mining — 0.9%
FMG Resources Property Ltd. (b) 7.000% 11/01/15	1,175,000	1,213,188
FMG Resources Pty Ltd. (b) 8.250% 11/01/19	700,000	750,750

		1,963,938

Oil & Gas — 15.3%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	3,644,000	3,425,360
Calumet Specialty Products Partners LP/Calumet Finance Corp. (b) 9.375% 5/01/19	1,980,000	1,989,900
Calumet Specialty Products Partners LP/Calumet Finance Corp. (b) 9.375% 5/01/19	500,000	502,500
Chaparral Energy, Inc. 8.250% 9/01/21	2,025,000	2,121,187
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. (b) 6.625% 11/15/19	680,000	683,400
Coffeyville Resources LLC/Coffeyville Finance, Inc. (b) 9.000% 4/01/15	450,000	481,500
Coffeyville Resources LLC/Coffeyville Finance, Inc. (b) 10.875% 4/01/17	1,100,000	1,232,000
Concho Resources, Inc. 6.500% 1/15/22	820,000	881,500
Goodrich Petroleum Corp. (b) 8.875% 3/15/19	3,630,000	3,557,400
Hilcorp Energy I LP/Hilcorp Finance Co. (b) 7.625% 4/15/21	3,070,000	3,330,950
Laredo Petroleum, Inc. 9.500% 2/15/19	3,030,000	3,310,275
MEG Energy Corp. (b) 6.500% 3/15/21	725,000	757,625
Northern Tier Energy LLC and Northern Tier Finance Corp. (b) 10.500% 12/01/17	2,370,000	2,535,900
PetroBakken Energy Ltd. (b) 8.625% 2/01/20	1,300,000	1,329,250
Precision Drilling Corp. 6.625% 11/15/20	395,000	414,750
Quicksilver Resources, Inc. 7.125% 4/01/16	2,575,000	2,459,125

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sandridge Energy, Inc. (b) 8.000% 6/01/18	$1,940,000	$2,007,900
SM Energy Co. (b) 6.500% 11/15/21	650,000	680,875
Unit Corp. 6.625% 5/15/21	515,000	520,150
Venoco, Inc. 8.875% 2/15/19	2,435,000	2,094,100

		34,315,647

Oil & Gas Services — 0.5%
SESI LLC (b) 7.125% 12/15/21	1,000,000	1,085,000

Packaging & Containers — 3.5%
Intertape Polymer US, Inc. 8.500% 8/01/14	2,030,000	1,979,250
Pregis Corp. 12.375% 10/15/13	3,195,000	3,051,225
Sealed Air Corp. (b) 8.125% 9/15/19	1,205,000	1,334,537
Sealed Air Corp. (b) 8.375% 9/15/21	693,000	779,625
Solo Cup Co. 8.500% 2/15/14	750,000	697,500

		7,842,137

Pharmaceuticals — 4.1%
Endo Pharmaceuticals Holdings, Inc. 7.000% 7/15/19	490,000	531,650
Endo Pharmaceuticals Holdings, Inc. 7.250% 1/15/22	375,000	412,969
Mylan, Inc. (b) 6.000% 11/15/18	1,230,000	1,269,975
Omnicare, Inc. 7.750% 6/01/20	2,500,000	2,768,750
Valeant Pharmaceuticals International (b) 6.750% 10/01/17	375,000	382,969
Valeant Pharmaceuticals International (b) 6.875% 12/01/18	600,000	614,250
Valeant Pharmaceuticals International (b) 7.000% 10/01/20	800,000	813,000
Warner Chilcott Corp. LLC 7.750% 9/15/18	2,225,000	2,352,937

		9,146,500

Pipelines — 1.0%
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (b) 6.375% 8/01/22	880,000	892,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (b) 6.875% 2/01/21	1,240,000	1,292,700

		2,184,800

	Principal Amount	Value
Retail — 3.3%
Fiesta Restaurant Group (b) 8.875% 8/15/16	$2,545,000	$2,595,900
Inergy LP/Inergy Finance Corp. 7.000% 10/01/18	900,000	875,250
Landry’s Restaurants, Inc. 11.625% 12/01/15	2,235,000	2,397,037
OSI Restaurant Partners, Inc. 10.000% 6/15/15	670,000	693,450
Sally Holdings LLC/Sally Capital, Inc. (b) 6.875% 11/15/19	835,000	893,450

		7,455,087

Savings & Loans — 0.8%
DPL, Inc. (b) 6.500% 10/15/16	930,000	992,775
DPL, Inc. (b) 7.250% 10/15/21	500,000	556,250
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	1,805,000	221,113

		1,770,138

Semiconductors — 0.3%
Sensata Technologies BV (b) 6.500% 5/15/19	620,000	632,400

Software — 5.6%
Audatex North America, Inc. (b) 6.750% 6/15/18	2,700,000	2,747,250
EVERTEC, Inc. 11.000% 10/01/18	4,310,000	4,536,275
Fidelity National Information Services, Inc. 7.875% 7/15/20	670,000	753,750
First Data Corp. (b) 7.375% 6/15/19	1,915,000	1,910,212
First Data Corp. 9.875% 9/24/15	194,000	190,120
First Data Corp. 11.250% 3/31/16	260,000	225,550
First Data Corp. 12.625% 1/15/21	865,000	836,888
Sophia LP/Sophia Finance, Inc. (b) 9.750% 1/15/19	1,300,000	1,352,000

		12,552,045

Telecommunications — 2.5%
Avaya, Inc. 9.750% 11/01/15	1,105,000	1,058,038
CPI International, Inc. 8.000% 2/15/18	1,316,000	1,131,760
GeoEye, Inc. 8.625% 10/01/16	250,000	265,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Capital Corp. 6.900% 5/01/19	$1,265,000	$1,078,412
Viasat, Inc. 8.875% 9/15/16	1,265,000	1,302,950
Windstream Corp. (b) 7.500% 6/01/22	780,000	819,000

		5,655,160

Transportation — 3.6%
CHC Helicopter SA (b) 9.250% 10/15/20	3,265,000	3,207,862
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,985,000	2,114,025
RailAmerica, Inc. 9.250% 7/01/17	1,050,000	1,168,125
Swift Services Holdings, Inc. 10.000% 11/15/18	1,450,000	1,575,063

		8,065,075

TOTAL CORPORATE DEBT (Cost $210,054,435)		213,914,753

TOTAL BONDS & NOTES (Cost $210,054,435)		213,914,753

TOTAL LONG-TERM INVESTMENTS (Cost $212,168,026)		214,585,580

SHORT-TERM INVESTMENTS — 2.2%
Time Deposits — 2.2%
Euro Time Deposit 0.010% 2/01/12	5,060,840	5,060,840

TOTAL SHORT-TERM INVESTMENTS (Cost $5,060,840)		5,060,840

TOTAL INVESTMENTS — 98.0% (Cost $217,228,866) (d)		219,646,420

Other Assets/(Liabilities) — 2.0%		4,444,782

NET ASSETS — 100.0%		$224,091,202

Notes to Portfolio of Investments

STEP	Step Up Bond
(a)	This security is valued in good faith under procedures established by the Board of Trustees.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to a value of $86,640,436 or 38.66% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.2%

CORPORATE DEBT — 26.9%
Banks — 12.3%
KFW JPY (a) 2.050% 2/16/26	140,000,000	$1,959,058
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	40,000,000	539,008
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	550,000	910,129
Rabobank Nederland NV EUR (a) 4.250% 4/22/14	1,030,000	1,420,417
Skandinaviska Enskilda Banken AB EUR (a) 2.500% 9/01/15	400,000	520,198
Swedbank Hypotek AB EUR (a) 2.500% 6/15/15	200,000	268,843
Swedish Covered Bond Corp. EUR (a) 3.000% 2/03/15	200,000	272,824

		5,890,477

Diversified Financial — 2.9%
German Postal Pensions Securitisation PLC EUR (a) 3.375% 1/18/16	1,000,000	1,380,385

Multi-National — 9.1%
European Investment Bank JPY (a) 1.400% 6/20/17	120,000,000	1,589,920
European Investment Bank EUR (a) 4.000% 10/15/37	400,000	550,404
International Bank for Reconstruction & Development, Class E GBP (a) 5.400% 6/07/21	400,000	791,602
Nordic Investment Bank JPY (a) 1.700% 4/27/17	100,000,000	1,396,549

		4,328,475

Oil & Gas — 1.4%
BP Capital Markets PLC GBP (a) (b) 4.325% 12/10/18	400,000	685,473

Telecommunications — 1.2%
Deutsche Telekom International Finance BV EUR (a) 4.250% 7/13/22	200,000	275,083
Telstra Corp. Ltd. EUR (a) 4.250% 3/23/20	200,000	281,519

		556,602

TOTAL CORPORATE DEBT (Cost $12,164,686)		12,841,412

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 70.3%
Agence Francaise de Developpement JPY (a) 1.800% 6/19/15	100,000,000	$1,347,199
Belgium Government EUR (a) 4.000% 3/28/13	900,000	1,215,894
Bundesrepublik Deutschland EUR (a) 3.500% 1/04/16	570,000	831,405
Canada Housing Trust No 1 CAD (a) 1.850% 12/15/16	575,000	580,941
Canadian Government Bond CAD (a) 2.000% 12/01/14	1,100,000	1,126,077
Finland Government Bond EUR (a) 3.125% 9/15/14	1,000,000	1,396,183
French Republic EUR (a) 5.750% 10/25/32	950,000	1,600,032
Government of France OAT EUR (a) 3.750% 4/25/21	550,000	760,722
Italy Buoni Poliennali Del Tesoro EUR (a) 3.000% 4/15/15	900,000	1,134,628
Japan Government JPY (a) 1.400% 6/20/19	50,000,000	693,537
Japan Government JPY (a) 1.700% 12/20/16	70,000,000	978,948
Japan Government JPY (a) 1.700% 6/20/33	115,000,000	1,489,544
Japan Government JPY (a) 2.300% 3/19/26	100,000,000	1,446,910
Kingdom of the Netherlands EUR (a) 3.750% 1/15/23	600,000	888,671
Mexican Bonos MXN (a) 6.000% 6/18/15	21,000,000	1,668,516
Mexican Bonos MXN (a) 7.250% 12/15/16	9,000,000	755,195
New South Wales Treasury Corp. AUD (a) 5.500% 8/01/14	500,000	551,469
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	950,000	1,069,626
Poland Government Bond PLN (a) 5.000% 4/25/16	3,300,000	1,024,117
Poland Government Bond PLN (a) 5.500% 4/25/15	3,200,000	1,010,041
Poland Government Bond PLN (a) 5.750% 4/25/29	1,800,000	558,944
Province of Ontario Canada CAD (a) 3.150% 9/08/15	1,300,000	1,372,993
Queensland Treasury Corp. AUD (a) 6.000% 9/14/17	1,300,000	1,485,906

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Austria EUR (a) 4.650% 1/15/18	370,000	$542,540
Republic of Austria EUR (Acquired 11/22/10 – 6/03/11, Cost $1,012,738) (a) (c) (d) 3.500% 9/15/21	1,000,000	1,368,874
Republic of Germany EUR (a) 4.750% 7/04/28	400,000	680,814
South Africa Government Bond ZAR (a) 8.000% 12/21/18	14,000,000	1,844,088
Sweden Government Bond SEK (a) 3.000% 7/12/16	14,000,000	2,222,506
United Kingdom Gilt GBP (a) 2.250% 3/07/14	400,000	655,256
United Kingdom Gilt GBP (a) 4.500% 9/07/34	650,000	1,295,702

		33,597,278

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $32,667,588)		33,597,278

TOTAL BONDS & NOTES (Cost $44,832,274)		46,438,690

TOTAL LONG-TERM INVESTMENTS (Cost $44,832,274)		46,438,690

SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (e)	579,279	579,279

TOTAL SHORT-TERM INVESTMENTS (Cost $579,279)		579,279

TOTAL INVESTMENTS — 98.4% (Cost $45,411,553) (f)		47,017,969

Other Assets/(Liabilities) — 1.6%		749,761

NET ASSETS — 100.0%		$47,767,730

Notes to Portfolio of Investments

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2012, these securities amounted to a value of $685,473 or 1.44% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to a value of $1,368,874 or 2.87% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At January 31, 2012, these securities amounted to a value of $1,368,874 or 2.87% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $579,279. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $594,051.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 54.0%

COMMON STOCK — 54.0%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	7,033	$72,651
Omnicom Group, Inc.	698	31,836

		104,487

Aerospace & Defense — 1.1%
The Boeing Co.	1,396	103,555
Exelis, Inc.	701	7,003
General Dynamics Corp.	1,548	107,060
Goodrich Corp.	173	21,582
L-3 Communications Holdings, Inc.	2,644	187,037
Lockheed Martin Corp.	2,861	235,517
Northrop Grumman Corp.	2,223	129,045
Raytheon Co.	1,696	81,391
Rockwell Collins, Inc.	357	20,667
United Technologies Corp.	5,472	428,731

		1,321,588

Agriculture — 1.4%
Altria Group, Inc.	11,841	336,285
Archer-Daniels-Midland Co.	2,426	69,456
Lorillard, Inc.	903	96,973
Philip Morris International, Inc.	14,596	1,091,343
Reynolds American, Inc.	1,544	60,571

		1,654,628

Airlines — 0.1%
Southwest Airlines Co.	11,266	107,928

Apparel — 0.1%
Nike, Inc. Class B	321	33,381
Ralph Lauren Corp.	170	25,840
VF Corp.	80	10,519

		69,740

Auto Manufacturers — 0.3%
Ford Motor Co.	23,362	290,156
Paccar, Inc.	634	28,023

		318,179

Automotive & Parts — 0.0%
The Goodyear Tire & Rubber Co. (a)	2,661	34,593
Johnson Controls, Inc.	605	19,221

		53,814

Banks — 2.6%
Banco Santander Chile Sponsored ADR (Chile)	4,100	334,150
Bank of America Corp.	39,142	279,083
Bank of New York Mellon Corp.	7,495	150,874
BB&T Corp.	3,312	90,053
Capital One Financial Corp.	3,475	158,981

	Number of Shares	Value
Comerica, Inc.	524	$14,499
Fifth Third Bancorp	10,121	131,674
First Horizon National Corp.	680	5,936
Huntington Bancshares, Inc.	23,410	133,671
KeyCorp	7,272	56,504
M&T Bank Corp.	561	44,734
Northern Trust Corp.	1,161	47,845
PNC Financial Services Group, Inc.	3,845	226,548
Regions Financial Corp.	13,443	70,173
State Street Corp.	2,985	116,952
SunTrust Banks, Inc.	1,800	37,026
U.S. Bancorp	9,929	280,196
Wells Fargo & Co.	26,864	784,698
Zions Bancorp	249	4,193

		2,967,790

Beverages — 1.3%
Brown-Forman Corp. Class B	341	27,693
The Coca-Cola Co.	10,612	716,628
Coca-Cola Enterprises, Inc.	4,085	109,437
Constellation Brands, Inc. Class A (a)	11,022	230,360
Dr. Pepper Snapple Group, Inc.	1,510	58,618
Molson Coors Brewing Co. Class B	1,136	48,723
PepsiCo, Inc.	5,092	334,392

		1,525,851

Biotechnology — 0.5%
Amgen, Inc.	4,905	333,099
Biogen Idec, Inc. (a)	784	92,449
Celgene Corp. (a)	999	72,627
Life Technologies Corp. (a)	871	42,183

		540,358

Building Materials — 0.0%
Masco Corp.	994	11,998

Chemicals — 1.0%
Air Products & Chemicals, Inc.	110	9,683
Airgas, Inc.	493	38,913
CF Industries Holdings, Inc.	1,515	268,731
The Dow Chemical Co.	1,393	46,679
E.I. du Pont de Nemours & Co.	1,371	69,770
Eastman Chemical Co.	794	39,954
Ecolab, Inc.	124	7,495
FMC Corp.	300	27,804
International Flavors & Fragrances, Inc.	173	9,655
Monsanto Co.	5,399	442,988
The Mosaic Co.	1,300	72,761
PPG Industries, Inc.	1,004	89,938
Praxair, Inc.	124	13,169
The Sherwin-Williams Co.	147	14,337
Sigma-Aldrich Corp.	449	30,550

		1,182,427

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.1%
Alpha Natural Resources, Inc. (a)	4,262	$85,752
CONSOL Energy, Inc.	257	9,185
Peabody Energy Corp.	1,359	46,328
SunCoke Energy, Inc. (a)	45	604

		141,869

Commercial Services — 1.6%
Apollo Group, Inc. Class A (a)	4,660	244,231
Automatic Data Processing, Inc.	1,221	66,886
DeVry, Inc.	3,473	131,141
Donnelley (R.R.) & Sons Co.	4,934	56,050
Equifax, Inc.	436	16,991
H&R Block, Inc.	6,442	105,391
Iron Mountain, Inc.	799	24,625
MasterCard, Inc. Class A	535	190,230
McKesson Corp.	3,041	248,511
Monster Worldwide, Inc. (a)	1,300	9,360
Moody’s Corp.	1,935	72,040
Paychex, Inc.	913	28,760
Quanta Services, Inc. (a)	424	9,158
Robert Half International, Inc.	335	9,276
SAIC, Inc. (a)	4,486	57,690
Total System Services, Inc.	5,321	114,082
Visa, Inc. Class A	2,860	287,830
Western Union Co.	9,407	179,674

		1,851,926

Computers — 4.3%
Accenture PLC Class A	4,000	229,360
Apple, Inc. (a)	4,718	2,153,673
Cognizant Technology Solutions Corp. Class A (a)	559	40,108
Computer Sciences Corp.	1,875	48,431
Dell, Inc. (a)	15,994	275,577
EMC Corp. (a)	3,853	99,253
Hewlett-Packard Co.	13,163	368,301
International Business Machines Corp.	6,840	1,317,384
Lexmark International, Inc. Class A	4,204	146,719
NetApp, Inc. (a)	709	26,758
SanDisk Corp. (a)	1,450	66,526
Teradata Corp. (a)	998	53,453
Western Digital Corp. (a)	5,531	201,052

		5,026,595

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	1,409	25,038
Colgate-Palmolive Co.	1,743	158,125
The Estee Lauder Cos., Inc. Class A	596	34,526
The Procter & Gamble Co.	11,233	708,128

		925,817

Distribution & Wholesale — 0.0%
Fastenal Co.	370	17,272
Genuine Parts Co.	336	21,430

	Number of Shares	Value
W.W. Grainger, Inc.	54	$10,300

		49,002

Diversified Financial — 2.4%
American Express Co.	5,388	270,154
Ameriprise Financial, Inc.	695	37,217
BlackRock, Inc.	500	91,000
The Charles Schwab Corp.	3,222	37,536
Citigroup, Inc.	20,384	626,197
CME Group, Inc.	271	64,907
Discover Financial Services	4,795	130,328
E*TRADE Financial Corp. (a)	393	3,219
Federated Investors, Inc. Class B	361	6,166
Franklin Resources, Inc.	476	50,504
The Goldman Sachs Group, Inc.	2,308	257,273
IntercontinentalExchange, Inc. (a)	274	31,368
Invesco Ltd.	2,323	52,430
JP Morgan Chase & Co.	23,265	867,785
Legg Mason, Inc.	347	8,838
Morgan Stanley	5,996	111,825
The NASDAQ OMX Group, Inc. (a)	2,722	67,451
NYSE Euronext	1,136	30,172
SLM Corp.	2,818	42,129
T. Rowe Price Group, Inc.	786	45,462

		2,831,961

Electric — 1.9%
The AES Corp. (a)	2,677	34,159
Ameren Corp.	3,572	113,018
American Electric Power Co., Inc.	3,096	122,478
CenterPoint Energy, Inc.	6,135	113,313
CMS Energy Corp.	1,610	35,146
Consolidated Edison, Inc.	1,509	88,971
Constellation Energy Group, Inc.	2,596	94,572
Dominion Resources, Inc.	962	48,138
DTE Energy Co.	912	48,528
Duke Energy Corp.	6,070	129,352
Edison International	1,534	62,955
Entergy Corp.	1,611	111,771
Exelon Corp.	4,283	170,378
FirstEnergy Corp.	2,766	116,781
Integrys Energy Group, Inc.	361	18,739
NextEra Energy, Inc.	436	26,095
Northeast Utilities	1,022	35,514
NRG Energy, Inc. (a)	12,520	211,338
Pepco Holdings, Inc.	998	19,621
PG&E Corp.	2,223	90,387
Pinnacle West Capital Corp.	650	30,719
PPL Corp.	3,984	110,715
Progress Energy, Inc.	340	18,472
Public Service Enterprise Group, Inc.	3,109	94,327
SCANA Corp.	272	12,194
The Southern Co.	2,934	133,673
TECO Energy, Inc.	1,698	30,649

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wisconsin Energy Corp.	1,096	$37,264
Xcel Energy, Inc.	2,445	65,037

		2,224,304

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	2,243	115,245
Molex, Inc.	1,409	37,254

		152,499

Electronics — 0.3%
Agilent Technologies, Inc. (a)	1,673	71,052
Amphenol Corp. Class A	36	1,960
FLIR Systems, Inc.	235	6,051
Jabil Circuit, Inc.	7,202	163,197
PerkinElmer, Inc.	524	12,566
TE Connectivity Ltd.	1,100	37,510
Waters Corp. (a)	60	5,194

		297,530

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	600	25,368

Engineering & Construction — 0.1%
Fluor Corp.	1,747	98,251
Jacobs Engineering Group, Inc. (a)	324	14,502

		112,753

Entertainment — 0.1%
International Game Technology	4,310	68,659
Marriott Vacations Worldwide Corp. (a)	11	228

		68,887

Environmental Controls — 0.1%
Republic Services, Inc.	3,187	93,315
Stericycle, Inc. (a)	87	7,310
Waste Management, Inc.	445	15,468

		116,093

Foods — 1.2%
Campbell Soup Co.	2,265	71,800
ConAgra Foods, Inc.	4,084	108,920
Dean Foods Co. (a)	10,110	108,784
General Mills, Inc.	1,394	55,523
H.J. Heinz Co.	1,235	64,035
The Hershey Co.	319	19,485
Hormel Foods Corp.	994	28,607
The J.M. Smucker Co.	134	10,557
Kellogg Co.	235	11,637
Kraft Foods, Inc. Class A	6,621	253,584
The Kroger Co.	5,834	138,616
McCormick & Co., Inc.	273	13,797
Safeway, Inc.	3,321	72,996
Sara Lee Corp.	1,183	22,654
SUPERVALU, Inc.	37,634	260,051
Sysco Corp.	66	1,987
Tyson Foods, Inc. Class A	6,920	128,989

	Number of Shares	Value
Whole Foods Market, Inc.	336	$24,874

		1,396,896

Forest Products & Paper — 0.2%
International Paper Co.	5,107	159,032
MeadWestvaco Corp.	907	26,702

		185,734

Gas — 0.1%
AGL Resources, Inc.	316	13,117
NiSource, Inc.	1,372	31,185
Sempra Energy	1,202	68,394

		112,696

Hand & Machine Tools — 0.1%
Snap-on, Inc.	385	21,756
Stanley Black & Decker, Inc.	742	52,074

		73,830

Health Care – Products — 1.5%
Baxter International, Inc.	3,222	178,757
Becton, Dickinson & Co.	302	23,680
Boston Scientific Corp. (a)	6,921	41,249
C.R. Bard, Inc.	574	53,106
CareFusion Corp. (a)	448	10,730
Covidien PLC	1,700	87,550
Edwards Lifesciences Corp. (a)	100	8,267
Intuitive Surgical, Inc. (a)	24	11,038
Johnson & Johnson	14,199	935,856
Medtronic, Inc.	5,369	207,082
St. Jude Medical, Inc.	1,498	62,482
Stryker Corp.	1,359	75,329
Varian Medical Systems, Inc. (a)	174	11,461
Zimmer Holdings, Inc. (a)	724	43,983

		1,750,570

Health Care – Services — 0.9%
Aetna, Inc.	2,894	126,468
Cigna Corp.	1,259	56,441
Coventry Health Care, Inc. (a)	1,776	53,404
DaVita, Inc. (a)	373	30,515
Humana, Inc.	1,155	102,818
Laboratory Corporation of America Holdings (a)	161	14,714
Quest Diagnostics, Inc.	635	36,881
Tenet Healthcare Corp. (a)	11,917	63,041
Thermo Fisher Scientific, Inc. (a)	1,398	73,954
UnitedHealth Group, Inc.	6,081	314,935
WellPoint, Inc.	2,658	170,963

		1,044,134

Holding Company – Diversified — 0.0%
Leucadia National Corp.	936	25,983

Home Builders — 0.0%
D.R. Horton, Inc.	559	7,781

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PulteGroup, Inc. (a)	4,874	$36,312

		44,093

Home Furnishing — 0.1%
Harman International Industries, Inc.	474	20,003
Whirlpool Corp.	954	51,821

		71,824

Household Products — 0.3%
Avery Dennison Corp.	2,682	72,816
Beam, Inc.	273	14,281
The Clorox Co.	447	30,691
Kimberly-Clark Corp.	2,460	176,038

		293,826

Housewares — 0.0%
Newell Rubbermaid, Inc.	183	3,380

Insurance — 2.1%
ACE Ltd.	2,100	146,160
Aflac, Inc.	2,145	103,453
The Allstate Corp.	1,386	39,986
American International Group, Inc. (a)	2,011	50,496
Aon Corp.	1,236	59,860
Assurant, Inc.	1,810	71,676
Berkshire Hathaway, Inc. Class B (a)	7,233	566,850
The Chubb Corp.	1,664	112,170
Cincinnati Financial Corp.	724	23,660
Genworth Financial, Inc. Class A (a)	3,655	28,180
The Hartford Financial Services Group, Inc.	4,890	85,673
Lincoln National Corp.	8,058	173,569
Loews Corp.	1,634	60,965
Marsh & McLennan Cos., Inc.	2,130	67,287
MetLife, Inc.	5,629	198,873
Principal Financial Group, Inc.	1,535	41,921
The Progressive Corp.	3,234	65,586
Prudential Financial, Inc.	2,535	145,103
Torchmark Corp.	2,620	119,655
The Travelers Cos., Inc.	1,863	108,613
Unum Group	3,735	85,270
XL Group PLC	1,197	24,263

		2,379,269

Internet — 1.3%
Akamai Technologies, Inc. (a)	310	9,998
Amazon.com, Inc. (a)	16	3,111
eBay, Inc. (a)	5,965	188,494
Expedia, Inc.	6,373	206,294
F5 Networks, Inc. (a)	200	23,948
Google, Inc. Class A (a)	1,134	657,845
Netflix, Inc. (a)	216	25,963
Priceline.com, Inc. (a)	234	123,898
Symantec Corp. (a)	5,979	102,779
TripAdvisor, Inc. (a)	73	2,403

	Number of Shares	Value
VeriSign, Inc.	1,889	$70,006
Yahoo!, Inc. (a)	4,334	67,047

		1,481,786

Iron & Steel — 0.2%
AK Steel Holding Corp.	677	6,391
Allegheny Technologies, Inc.	119	5,401
Cliffs Natural Resources, Inc.	1,560	112,710
Nucor Corp.	1,461	65,000
United States Steel Corp.	67	2,023

		191,525

Leisure Time — 0.1%
Carnival Corp.	1,473	44,485
Harley-Davidson, Inc.	1,408	62,219

		106,704

Lodging — 0.2%
Marriott International, Inc. Class A	813	28,008
Starwood Hotels & Resorts Worldwide, Inc.	360	19,526
Wyndham Worldwide Corp.	2,722	108,227
Wynn Resorts Ltd.	549	63,261

		219,022

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	1,600	174,592
Ingersoll-Rand PLC	1,600	55,904
Joy Global, Inc.	100	9,069

		239,565

Machinery – Diversified — 0.2%
Cummins, Inc.	213	22,152
Deere & Co.	581	50,053
Eaton Corp.	508	24,907
Flowserve Corp.	7	771
Rockwell Automation, Inc.	236	18,378
Roper Industries, Inc.	474	44,267
Xylem, Inc.	701	18,163

		178,691

Manufacturing — 2.0%
3M Co.	1,625	140,904
Danaher Corp.	272	14,283
Dover Corp.	1,003	63,600
General Electric Co.	76,186	1,425,440
Honeywell International, Inc.	3,375	195,885
Illinois Tool Works, Inc.	360	19,091
ITT Corp.	350	7,609
Leggett & Platt, Inc.	695	14,914
Pall Corp.	461	27,512
Parker Hannifin Corp.	960	77,453
Textron, Inc.	6,885	175,430
Tyco International Ltd.	2,500	127,375

		2,289,496

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 1.7%
Cablevision Systems Corp. Class A	7,100	$103,305
CBS Corp. Class B	4,270	121,610
Comcast Corp. Class A	10,281	273,372
DIRECTV Class A (a)	3,586	161,406
Discovery Communications, Inc. Series A (a)	1,500	64,320
Gannett Co., Inc.	3,907	55,362
The McGraw-Hill Cos., Inc.	1,209	55,614
News Corp. Class A	14,821	279,079
Scripps Networks Interactive Class A	1,624	70,417
Time Warner Cable, Inc.	1,868	137,709
Time Warner, Inc.	7,888	292,329
Viacom, Inc. Class B	4,090	192,393
The Walt Disney Co.	4,182	162,680
The Washington Post Co. Class B	11	4,166

		1,973,762

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	109	17,841

Mining — 0.4%
Alcoa, Inc.	3,946	40,092
Freeport-McMoRan Copper & Gold, Inc.	3,848	177,816
Newmont Mining Corp.	3,684	226,492
Titanium Metals Corp.	473	7,275
Vulcan Materials Co.	198	8,684

		460,359

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	17,199	326,265
Xerox Corp.	14,073	109,066

		435,331

Oil & Gas — 5.0%
Anadarko Petroleum Corp.	1,017	82,092
Apache Corp.	1,898	187,674
Cabot Oil & Gas Corp.	396	12,632
Chesapeake Energy Corp.	2,898	61,235
Chevron Corp.	10,850	1,118,418
ConocoPhillips	11,610	791,918
Denbury Resources, Inc. (a)	1,485	28,007
Devon Energy Corp.	2,017	128,705
Diamond Offshore Drilling, Inc.	885	55,136
EOG Resources, Inc.	91	9,659
EQT Corp.	569	28,746
Exxon Mobil Corp.	23,729	1,987,066
Helmerich & Payne, Inc.	2,040	125,888
Hess Corp.	47	2,646
Marathon Oil Corp.	7,785	244,371
Marathon Petroleum Corp.	4,642	177,417
Murphy Oil Corp.	922	54,951
Nabors Industries Ltd. (a)	6,999	130,321
Newfield Exploration Co. (a)	100	3,781

	Number of Shares	Value
Noble Corp. (a)	100	$3,484
Noble Energy, Inc.	423	42,583
Occidental Petroleum Corp.	1,930	192,556
Pioneer Natural Resources Co.	143	14,200
QEP Resources, Inc.	698	19,991
Range Resources Corp.	99	5,695
Rowan Companies, Inc. (a)	109	3,707
Southwestern Energy Co. (a)	300	9,342
Sunoco, Inc.	85	3,261
Tesoro Corp. (a)	5,386	134,812
Valero Energy Corp.	6,910	165,771
WPX Energy, Inc. (a)	1,977	32,581

		5,858,646

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	274	13,462
Cameron International Corp. (a)	37	1,968
FMC Technologies, Inc. (a)	272	13,902
Halliburton Co.	7,271	267,427
National Oilwell Varco, Inc.	5,609	414,954
Schlumberger Ltd.	2,895	217,617

		929,330

Packaging & Containers — 0.1%
Ball Corp.	620	24,341
Bemis Co., Inc.	177	5,537
Owens-IIlinois, Inc. (a)	1,822	43,819
Sealed Air Corp.	4,047	80,657

		154,354

Pharmaceuticals — 3.6%
Abbott Laboratories	8,104	438,832
Allergan, Inc.	61	5,362
AmerisourceBergen Corp.	1,660	64,690
Bristol-Myers Squibb Co.	15,912	513,003
Cardinal Health, Inc.	1,955	84,124
DENTSPLY International, Inc.	261	9,850
Eli Lilly & Co.	12,907	512,924
Express Scripts, Inc. (a)	1,738	88,916
Forest Laboratories, Inc. (a)	3,334	105,954
Gilead Sciences, Inc. (a)	2,926	142,906
Hospira, Inc. (a)	24	827
Mead Johnson Nutrition Co.	424	31,414
Medco Health Solutions, Inc. (a)	1,633	101,279
Merck & Co., Inc.	19,029	728,050
Mylan, Inc. (a)	1,559	32,349
Patterson Cos., Inc.	661	21,291
Pfizer, Inc.	58,657	1,255,260
Watson Pharmaceuticals, Inc. (a)	1,261	73,932

		4,210,963

Pipelines — 0.1%
El Paso Corp.	425	11,420
ONEOK, Inc.	100	8,316
Spectra Energy Corp.	571	17,981

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	2,333	$67,237

		104,954

Real Estate — 0.0%
CBRE Group, Inc. (a)	98	1,891

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp.	98	6,224
Apartment Investment & Management Co. Class A	564	13,852
AvalonBay Communities, Inc.	204	27,746
Boston Properties, Inc.	347	36,105
Equity Residential	1,101	65,565
HCP, Inc.	2,076	87,254
Health Care REIT, Inc.	974	55,722
Host Hotels & Resorts, Inc.	2,530	41,543
Kimco Realty Corp.	1,410	25,732
Plum Creek Timber Co., Inc.	673	26,099
ProLogis, Inc.	1,716	54,414
Public Storage	167	23,190
Simon Property Group, Inc.	924	125,535
Ventas, Inc.	1,336	77,902
Vornado Realty Trust	865	69,961
Weyerhaeuser Co.	77	1,542

		738,386

Retail — 3.0%
Abercrombie & Fitch Co. Class A	127	5,834
AutoNation, Inc. (a)	120	4,291
AutoZone, Inc. (a)	346	120,366
Bed Bath & Beyond, Inc. (a)	1,673	101,551
Best Buy Co., Inc.	9,308	222,927
Big Lots, Inc. (a)	470	18,560
CarMax, Inc. (a)	100	3,043
Coach, Inc.	458	32,083
Costco Wholesale Corp.	1,298	106,786
CVS Caremark Corp.	8,613	359,593
Darden Restaurants, Inc.	173	7,936
Family Dollar Stores, Inc.	547	30,523
GameStop Corp. Class A (a)	13,361	312,113
The Gap, Inc.	1,905	36,157
The Home Depot, Inc.	5,810	257,906
J.C. Penney Co., Inc.	396	16,454
Kohl’s Corp.	1,461	67,191
Limited Brands, Inc.	760	31,814
Lowe’s Cos., Inc.	5,529	148,343
Macy’s, Inc.	4,440	149,584
McDonald’s Corp.	3,365	333,303
Nordstrom, Inc.	1,411	69,675
O’Reilly Automotive, Inc. (a)	974	79,391
Orchard Supply Hardware Stores Corp. Class A (a)	5	90
Ross Stores, Inc.	296	15,043
Sears Holdings Corp. (a)	111	4,679
Staples, Inc.	2,983	43,641

	Number of Shares	Value
Starbucks Corp.	995	$47,690
Target Corp.	3,167	160,915
Tiffany & Co.	111	7,082
The TJX Cos., Inc.	620	42,247
Urban Outfitters, Inc. (a)	560	14,840
Wal-Mart Stores, Inc.	6,653	408,228
Walgreen Co.	4,806	160,328
Yum! Brands, Inc.	1,236	78,276

		3,498,483

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	35	236
People’s United Financial, Inc.	1,059	13,057

		13,293

Semiconductors — 1.4%
Advanced Micro Devices, Inc. (a)	5,190	34,825
Altera Corp.	97	3,860
Analog Devices, Inc.	659	25,787
Applied Materials, Inc.	10,767	132,219
Broadcom Corp. Class A (a)	1,224	42,032
Intel Corp.	35,511	938,200
KLA-Tencor Corp.	1,498	76,593
Linear Technology Corp.	781	26,023
LSI Corp. (a)	4,526	34,262
MEMC Electronic Materials, Inc. (a)	449	2,052
Microchip Technology, Inc.	124	4,577
Micron Technology, Inc. (a)	1,233	9,358
Novellus Systems, Inc. (a)	390	18,388
NVIDIA Corp. (a)	5,385	79,536
Teradyne, Inc. (a)	9,880	161,538
Texas Instruments, Inc.	245	7,933
Xilinx, Inc.	1,461	52,377

		1,649,560

Software — 2.3%
Adobe Systems, Inc. (a)	2,705	83,720
Autodesk, Inc. (a)	547	19,692
BMC Software, Inc. (a)	4,822	174,749
CA, Inc.	7,985	205,853
Cerner Corp. (a)	200	12,178
Citrix Systems, Inc. (a)	345	22,497
Compuware Corp. (a)	711	5,574
The Dun & Bradstreet Corp.	149	12,339
Electronic Arts, Inc. (a)	886	16,453
Fidelity National Information Services, Inc.	1,260	35,986
Fiserv, Inc. (a)	1,147	72,135
Intuit, Inc.	689	38,887
Microsoft Corp.	45,441	1,341,873
Oracle Corp.	19,988	563,662
Red Hat, Inc. (a)	524	24,298
Salesforce.com, Inc. (a)	235	27,448

		2,657,344

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 2.7%
AT&T, Inc.	26,470	$778,483
CenturyLink, Inc.	2,054	76,060
Cisco Systems, Inc.	43,324	850,450
Corning, Inc.	9,274	119,356
Frontier Communications Corp.	4,370	18,703
Harris Corp.	554	22,714
JDS Uniphase Corp. (a)	1,404	17,817
Juniper Networks, Inc. (a)	648	13,563
MetroPCS Communications, Inc. (a)	465	4,111
Motorola Mobility Holdings, Inc. (a)	1,117	43,150
Motorola Solutions, Inc.	2,734	126,885
QUALCOMM, Inc.	5,788	340,450
Sprint Nextel Corp. (a)	47,087	99,824
Tellabs, Inc.	910	3,458
Verizon Communications, Inc.	16,632	626,361
Windstream Corp.	151	1,822

		3,143,207

Textiles — 0.0%
Cintas Corp.	49	1,815

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	547	19,096
Mattel, Inc.	861	26,691

		45,787

Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	854	58,789
CSX Corp.	6,373	143,711
Expeditors International of Washington, Inc.	384	17,146
FedEx Corp.	786	71,911
Norfolk Southern Corp.	1,673	120,790
Ryder System, Inc.	274	15,421
Union Pacific Corp.	1,870	213,760
United Parcel Service, Inc. Class B	6,015	455,035

		1,096,563

TOTAL COMMON STOCK (Cost $57,948,952)		62,764,285

PREFERRED STOCK — 0.0%
Retail — 0.0%
Orchard Supply Hardware Stores Corp. Series A (a)	5	10

TOTAL PREFERRED STOCK (Cost $12)		10

TOTAL EQUITIES (Cost $57,948,964)		62,764,295

	Principal Amount	Value
BONDS & NOTES — 35.2%

CORPORATE DEBT — 12.4%
Advertising — 0.1%
WPP Finance (b) 4.750% 11/21/21	$20,000	$20,545
WPP Finance 8.000% 9/15/14	90,000	101,435

		121,980

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc., (b) 6.375% 6/01/19	50,000	56,950
Goodrich Corp. 6.125% 3/01/19	20,000	24,237
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,121
L-3 Communications Corp. 6.375% 10/15/15	100,000	102,500
Lockheed Martin Corp. 5.500% 11/15/39	10,000	11,133
United Technologies Corp. 6.125% 7/15/38	15,000	19,413

		219,354

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,633

Banks — 0.9%
Associated Banc-Corp. 5.125% 3/28/16	75,000	79,845
Bank of America Corp. 3.625% 3/17/16	55,000	53,892
Bank of America Corp. 4.500% 4/01/15	35,000	35,515
Bank of America Corp. 5.700% 1/24/22	60,000	62,150
Bank of America Corp. Series L 5.650% 5/01/18	60,000	61,383
Barclays Bank PLC 6.750% 5/22/19	50,000	58,100
Capital One Financial Corp. 2.125% 7/15/14	30,000	30,047
Capital One Financial Corp. 7.375% 5/23/14	35,000	38,915
Credit Suisse AG 5.400% 1/14/20	70,000	70,791
Credit Suisse New York 5.500% 5/01/14	35,000	37,341
Deutsche Bank AG 3.250% 1/11/16	50,000	51,491
First Horizon National Corp. 5.375% 12/15/15	65,000	66,999

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. (b) 4.750% 11/25/16	$45,000	$44,124
ICICI Bank Ltd./Bahrain (b) 5.500% 3/25/15	70,000	71,604
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	65,000	65,630
The Toronto-Dominion Bank 2.375% 10/19/16	60,000	61,658
UBS AG 5.750% 4/25/18	55,000	61,505
Wachovia Corp. 5.750% 6/15/17	5,000	5,746
Wells Fargo & Co. 3.625% 4/15/15	40,000	42,558

		999,294

Biotechnology — 0.1%
Amgen, Inc. 3.875% 11/15/21	65,000	67,691
Amgen, Inc. 5.150% 11/15/41	45,000	47,775

		115,466

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	10,000	11,698
Lafarge SA (b) 6.200% 7/09/15	125,000	128,491
Masco Corp. 7.125% 8/15/13	45,000	46,792
Masco Corp. 7.125% 3/15/20	10,000	10,291
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,233

		209,505

Chemicals — 0.3%
Ashland, Inc. 9.125% 6/01/17	10,000	11,212
Braskem Finance Ltd. (b) 5.750% 4/15/21	45,000	44,887
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,085
The Dow Chemical Co. 8.550% 5/15/19	15,000	19,884
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	6,235
Ecolab, Inc. 4.350% 12/08/21	15,000	16,535
Incitec Pivot Ltd. (b) 4.000% 12/07/15	75,000	76,631
Lyondell Chemical Co. 8.000% 11/01/17	34,000	37,910
RPM International, Inc. 6.250% 12/15/13	70,000	74,519

	Principal Amount	Value
Valspar Corp. 7.250% 6/15/19	$25,000	$30,131

		336,029

Coal — 0.0%
Consol Energy, Inc. 8.250% 4/01/20	10,000	10,838

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	56,914
Deluxe Corp. 7.375% 6/01/15	20,000	20,550
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	30,000	28,350
ERAC USA Finance Co. (b) 6.700% 6/01/34	35,000	40,064

		145,878

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	10,000	10,500
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,500
HP Enterprise Services LLC Series B 6.000% 8/01/13	90,000	96,006
International Business Machines Corp. 5.600% 11/30/39	30,000	38,550

		150,556

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	10,000	13,265

Diversified Financial — 2.0%
American Express Co. 6.150% 8/28/17	50,000	58,578
American Express Co. 7.250% 5/20/14	25,000	28,113
American Express Co. 8.125% 5/20/19	30,000	39,490
American General Finance Corp. 6.500% 9/15/17	50,000	36,250
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	71,746
BlackRock, Inc. 5.000% 12/10/19	20,000	22,550
BlackRock, Inc. 6.250% 9/15/17	45,000	53,554
Boeing Capital Corp. Ltd. 6.500% 2/15/12	50,000	50,112
Citigroup, Inc. 5.375% 8/09/20	50,000	52,943
Citigroup, Inc. 5.500% 10/15/14	40,000	43,038

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.500% 2/15/17	$115,000	$120,068
Citigroup, Inc. 5.875% 5/29/37	5,000	5,275
Citigroup, Inc. 5.875% 1/30/42	20,000	20,705
Citigroup, Inc. 6.375% 8/12/14	80,000	86,601
Citigroup, Inc. 8.125% 7/15/39	15,000	19,609
Citigroup, Inc. 8.500% 5/22/19	35,000	42,764
Eaton Vance Corp. 6.500% 10/02/17	20,000	22,935
Ford Motor Credit Co. LLC 3.875% 1/15/15	245,000	247,770
Ford Motor Credit Co. LLC 8.700% 10/01/14	25,000	28,310
General Electric Capital Corp. 4.625% 1/07/21	50,000	53,120
General Electric Capital Corp. 5.300% 2/11/21	65,000	70,710
General Electric Capital Corp. 6.000% 8/07/19	30,000	34,736
General Electric Capital Corp. 6.875% 1/10/39	55,000	68,269
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	45,650
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	36,241
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	41,462
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	18,623
HSBC Finance Corp. 6.676% 1/15/21	30,000	31,169
Janus Capital Group, Inc. 6.700% 6/15/17	50,000	53,442
JP Morgan Chase & Co. 3.450% 3/01/16	85,000	87,541
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	41,219
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	75,063
JP Morgan Chase Capital XXV Series Y 6.800% 10/01/37	15,000	15,133
Lazard Group LLC 6.850% 6/15/17	75,000	81,012
Lazard Group LLC 7.125% 5/15/15	95,000	102,014
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	21,042

	Principal Amount	Value
Morgan Stanley 3.800% 4/29/16	$30,000	$29,150
Morgan Stanley 4.200% 11/20/14	130,000	131,399
Morgan Stanley 5.450% 1/09/17	60,000	61,399
Morgan Stanley 5.625% 9/23/19	50,000	49,754
SLM Corp. 5.000% 10/01/13	65,000	66,300
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	16,011

		2,280,870

Electric — 0.7%
Ameren Corp. 8.875% 5/15/14	70,000	79,040
CMS Energy Corp. 2.750% 5/15/14	10,000	9,952
CMS Energy Corp. 5.050% 2/15/18	80,000	82,467
CMS Energy Corp. 6.250% 2/01/20	10,000	10,847
IPALCO Enterprises, Inc. 5.000% 5/01/18	20,000	19,725
Kansas Gas & Electric Co. 5.647% 3/29/21	65,958	72,159
LG&E and KU Energy LLC (b) 4.375% 10/01/21	60,000	61,524
MidAmerican Energy Holdings Co. 5.950% 5/15/37	70,000	85,108
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	18,313	18,565
Nevada Power Co. Series N 6.650% 4/01/36	20,000	26,981
NiSource Finance Corp. 5.800% 2/01/42	40,000	43,536
NRG Energy, Inc. 8.500% 6/15/19	40,000	40,200
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	6,139
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	21,602
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	30,675
Tenaska Oklahoma (b) 6.528% 12/30/14	58,774	57,811
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	63,686	70,432
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	40,630

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Public Service Corp. 5.650% 11/01/17	$50,000	$59,079

		836,472

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	130,000	132,925

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	20,000	20,563
Amphenol Corp. 4.750% 11/15/14	20,000	21,612
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	49,071
FLIR Systems, Inc. 3.750% 9/01/16	60,000	60,096
PerkinElmer, Inc. (b) 5.000% 11/15/21	30,000	31,497

		182,839

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	25,000	26,718
Peninsula Gaming LLC 8.375% 8/15/15	60,000	63,750

		90,468

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	30,000	32,054
Republic Services, Inc. 5.250% 11/15/21	5,000	5,740
Xylem, Inc. (b) 3.550% 9/20/16	40,000	41,450
Xylem, Inc. (b) 4.875% 10/01/21	20,000	21,301

		100,545

Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	47,705
Kraft Foods, Inc. 4.125% 2/09/16	60,000	65,185
Kraft Foods, Inc. 6.500% 2/09/40	20,000	25,650
Ralcorp Holdings, Inc. 4.950% 8/15/20	30,000	30,408
Ralcorp Holdings, Inc. 6.625% 8/15/39	55,000	56,518

		225,466

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	20,000	21,619

	Principal Amount	Value
International Paper Co. 7.300% 11/15/39	$25,000	$31,325
International Paper Co. 9.375% 5/15/19	15,000	19,810
The Mead Corp. 7.550% 3/01/47	50,000	48,444
Rock-Tenn Co. 5.625% 3/15/13	25,000	25,750
Rock-Tenn Co. 9.250% 3/15/16	20,000	20,975
Verso Paper Holdings LLC 11.500% 7/01/14	9,000	9,270

		177,193

Health Care – Products — 0.2%
Boston Scientific Corp. 4.500% 1/15/15	140,000	149,362
Boston Scientific Corp. 6.000% 1/15/20	35,000	39,844
Johnson & Johnson 5.850% 7/15/38	10,000	13,545

		202,751

Health Care – Services — 0.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	130,000	135,687
Cigna Corp. 2.750% 11/15/16	40,000	40,500
Cigna Corp. 5.125% 6/15/20	20,000	21,698
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	18,469
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	7,168
WellPoint, Inc. 4.350% 8/15/20	60,000	66,134

		289,656

Holding Company – Diversified — 0.4%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	50,106
Leucadia National Corp. 7.750% 8/15/13	350,000	367,500

		417,606

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	5,000	5,121

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	20,000	22,426

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	31,616

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.0%
Toro Co. 7.800% 6/15/27	$40,000	$46,892

Insurance — 0.6%
Aflac, Inc. 8.500% 5/15/19	25,000	31,407
The Allstate Corp. 5.550% 5/09/35	30,000	33,265
The Allstate Corp. 7.450% 5/16/19	10,000	12,525
American International Group, Inc. 3.650% 1/15/14	10,000	9,968
CNA Financial Corp. 7.350% 11/15/19	40,000	45,487
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	61,071
Lincoln National Corp. 4.300% 6/15/15	20,000	21,156
Lincoln National Corp. 6.300% 10/09/37	20,000	21,437
Lincoln National Corp. 7.000% 6/15/40	50,000	58,374
Lincoln National Corp. 8.750% 7/01/19	50,000	62,532
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	50,380
MetLife, Inc. Series A 6.817% 8/15/18	10,000	12,130
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	38,169
Prudential Financial, Inc. 3.875% 1/14/15	45,000	47,208
Prudential Financial, Inc. 4.500% 11/15/20	25,000	26,364
Prudential Financial, Inc. 4.750% 9/17/15	75,000	81,056
Prudential Financial, Inc. 6.200% 11/15/40	15,000	16,670
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	32,207

		661,406

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	65,000	73,183

Investment Companies — 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	45,000	50,231

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 5.950% 1/15/21	35,000	38,450
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	32,219

	Principal Amount	Value
ArcelorMittal 3.750% 8/05/15	$50,000	$50,577
ArcelorMittal 5.250% 8/05/20	60,000	58,657
ArcelorMittal 9.000% 2/15/15	115,000	131,630
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	59,197
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	55,916

		426,646

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	58,823
Marriott International, Inc. 5.810% 11/10/15	15,000	16,843
Marriott International, Inc. 6.200% 6/15/16	180,000	212,605
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	8,000	8,290
Wyndham Worldwide Corp. 6.000% 12/01/16	15,000	16,644
Wynn Las Vegas LLC 7.750% 8/15/20	15,000	16,950

		330,155

Manufacturing — 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	48,972
Tyco Electronics Group SA 6.550% 10/01/17	40,000	47,361

		96,333

Media — 0.4%
CBS Corp. 7.875% 7/30/30	40,000	51,711
Comcast Corp. 6.400% 5/15/38	35,000	42,650
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,339
News America, Inc. 6.900% 8/15/39	25,000	30,508
Scholastic Corp. 5.000% 4/15/13	80,000	80,400
Time Warner Cable, Inc. 4.000% 9/01/21	30,000	31,375
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	30,038
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,887
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	13,149
Time Warner, Inc. 4.700% 1/15/21	35,000	38,673

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 6.100% 7/15/40	$30,000	$35,701
Time Warner, Inc. 6.250% 3/29/41	40,000	48,401
Viacom, Inc. 6.250% 4/30/16	40,000	46,771

		468,603

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	25,000	27,038

Mining — 0.2%
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	50,000	50,575
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	69,582
Teck Resources Ltd. 10.750% 5/15/19	10,000	12,224
Vale Overseas Ltd. 6.250% 1/23/17	65,000	74,332
Vale Overseas Ltd. 6.875% 11/10/39	15,000	17,772
Xstrata Canada Financial Corp. (b) 2.850% 11/10/14	50,000	50,977

		275,462

Office Equipment/Supplies — 0.0%
Xerox Corp. 4.250% 2/15/15	30,000	31,675

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	75,000	78,022

Oil & Gas — 0.6%
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	35,830
ConocoPhillips 6.500% 2/01/39	20,000	28,041
Devon Energy Corp. 5.600% 7/15/41	40,000	47,592
EQT Corp. 4.875% 11/15/21	25,000	25,428
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	46,791
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	45,263
Nexen, Inc. 7.500% 7/30/39	5,000	6,342
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,613
Petrobras International Finance Co. 3.875% 1/27/16	45,000	46,075
Petrobras International Finance Co. 5.375% 1/27/21	50,000	52,397

	Principal Amount	Value
Petrobras International Finance Co. 6.750% 1/27/41	$20,000	$22,774
Petroleos Mexicanos 5.500% 1/21/21	60,000	64,950
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	54,829
Rowan Cos., Inc. 5.000% 9/01/17	30,000	31,854
Shell International Finance BV 5.500% 3/25/40	15,000	19,261
Tesoro Corp. 6.500% 6/01/17	50,000	51,500
Transocean, Inc. 5.050% 12/15/16	40,000	42,859
Valero Energy Corp. 6.125% 2/01/20	40,000	45,608

		673,007

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	47,935
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	29,000	29,725
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	65,000	65,081

		142,741

Packaging & Containers — 0.1%
Sealed Air Corp. (b) 5.625% 7/15/13	45,000	46,696
Sonoco Products Co. 4.375% 11/01/21	25,000	26,291

		72,987

Pharmaceuticals — 0.2%
Abbott Laboratories 5.600% 11/30/17	55,000	66,843
Eli Lilly & Co. 5.950% 11/15/37	10,000	12,908
McKesson Corp. 4.750% 3/01/21	30,000	34,391
McKesson Corp. 6.000% 3/01/41	30,000	39,260
Merck & Co., Inc. 5.850% 6/30/39	10,000	13,244
Mylan, Inc. (b) 7.625% 7/15/17	10,000	10,988
Pfizer, Inc. 7.200% 3/15/39	35,000	52,428

		230,062

Pipelines — 1.0%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	44,194

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenterPoint Energy Resources Corp. 4.500% 1/15/21	$25,000	$26,898
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	23,582
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,564
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	26,018
Enogex LLC (b) 6.875% 7/15/14	120,000	131,293
Enterprise Products Operating LP 3.200% 2/01/16	25,000	26,087
Enterprise Products Operating LP 5.950% 2/01/41	55,000	62,585
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	43,192
Kern River Funding Corp. (b) 4.893% 4/30/18	107,542	116,898
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	28,566
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	27,329
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,759
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	36,225
NGPL PipeCo LLC (b) 6.514% 12/15/12	100,000	96,319
ONEOK Partners LP 3.250% 2/01/16	25,000	26,134
ONEOK Partners LP 6.125% 2/01/41	55,000	64,797
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	75,000	76,875
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	45,000	43,200
Southern Natural Gas Co. (b) 5.900% 4/01/17	55,000	62,823
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	37,988
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	75,000	77,690
Williams Partners LP 5.250% 3/15/20	75,000	82,674

		1,173,690

Real Estate — 0.0%
Brookfield Asset Management, Inc. 7.125% 6/15/12	25,000	25,487

Real Estate Investment Trusts (REITS) — 0.1%
Boston Properties LP 3.700% 11/15/18	20,000	21,061

	Principal Amount	Value
Boston Properties LP 4.125% 5/15/21	$30,000	$31,586
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	40,101
DDR Corp. 4.750% 4/15/18	15,000	15,110
DDR Corp. 7.875% 9/01/20	15,000	17,743
ERP Operating LP 4.625% 12/15/21	15,000	15,984
UDR, Inc. 4.625% 1/10/22	40,000	41,815

		183,400

Retail — 0.2%
CVS Caremark Corp. 6.125% 9/15/39	10,000	12,389
CVS Pass-Through Trust (b) 5.926% 1/10/34	60,000	63,627
The Home Depot, Inc. 5.950% 4/01/41	30,000	38,537
J.C. Penney Co., Inc. 5.650% 6/01/20	15,000	15,037
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	33,000
McDonald’s Corp. 6.300% 10/15/37	25,000	35,247
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	42,751

		240,588

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	35,000	36,467
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	156,992
Washington Mutual Bank (c) 5.650% 8/15/14	180,000	90

		193,549

Semiconductors — 0.1%
Applied Materials, Inc. 5.850% 6/15/41	50,000	58,394

Software — 0.0%
Microsoft Corp. 3.000% 10/01/20	5,000	5,373

Storage & Warehousing — 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	105,000	100,931

Telecommunications — 0.9%
America Movil SAB de CV 5.000% 3/30/20	25,000	28,143

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
America Movil SAB de CV 6.125% 3/30/40	$30,000	$36,527
American Tower Corp. 4.500% 1/15/18	60,000	61,283
American Tower Corp. 5.050% 9/01/20	75,000	76,018
AT&T, Inc. 6.500% 9/01/37	65,000	80,178
British Telecom PLC STEP 9.625% 12/15/30	15,000	22,299
CenturyLink, Inc. 5.500% 4/01/13	45,000	45,797
CenturyLink, Inc. 6.150% 9/15/19	30,000	30,445
CenturyLink, Inc. 7.600% 9/15/39	10,000	10,162
Cisco Systems, Inc. 5.500% 1/15/40	10,000	12,126
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	21,683
Embarq Corp. 7.082% 6/01/16	30,000	33,499
Juniper Networks, Inc. 4.600% 3/15/21	25,000	26,619
Juniper Networks, Inc. 5.950% 3/15/41	35,000	39,140
Rogers Communications, Inc. 7.500% 8/15/38	5,000	7,004
Telecom Italia Capital 6.000% 9/30/34	10,000	8,250
Telecom Italia Capital 6.175% 6/18/14	70,000	70,350
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	64,954
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	29,805
Telstra Corp. Ltd. (b) 4.800% 10/12/21	60,000	65,566
Verizon Communications, Inc. 8.750% 11/01/18	30,000	41,612
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	56,196
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	107,500
Windstream Corp. 7.875% 11/01/17	60,000	66,300

		1,041,456

Transportation — 0.2%
Asciano Finance (b) 5.000% 4/07/18	40,000	41,281
Bristow Group, Inc. 7.500% 9/15/17	15,000	15,600

	Principal Amount	Value
Canadian National Railway Co. 5.850% 11/15/17	$30,000	$36,257
Canadian National Railway Co. 6.375% 11/15/37	20,000	27,278
CSX Corp. 7.250% 5/01/27	10,000	12,999
Norfolk Southern Corp. 6.000% 5/23/11	20,000	23,688
Union Pacific Corp. 4.000% 2/01/21	25,000	27,155

		184,258

Trucking & Leasing — 0.2%
GATX Corp. 3.500% 7/15/16	40,000	40,393
GATX Corp. 4.750% 5/15/15	35,000	37,306
GATX Corp. 8.750% 5/15/14	100,000	113,069

		190,768

TOTAL CORPORATE DEBT (Cost $13,454,099)		14,407,089

MUNICIPAL OBLIGATIONS — 0.4%
Access Group, Inc., Delaware VRN 1.644% 9/01/37	50,000	41,000
Colorado Bridge Enterprise BAB 6.078% 12/01/40	100,000	126,638
North Texas Tollway Authority BAB 6.718% 1/01/49	130,000	167,956
State of California 5.950% 4/01/16	35,000	39,797
State of California BAB 7.550% 4/01/39	25,000	33,514
State of Illinois 5.365% 3/01/17	100,000	108,942

		517,847

TOTAL MUNICIPAL OBLIGATIONS (Cost $435,521)		517,847

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.2%
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (b) 0.560% 7/20/12	200,000	197,800
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 2.035% 9/15/21	131,460	132,166
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	100,000	100,554

		430,520

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 2.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.914% 2/10/51	$160,000	$181,315
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.394% 2/10/51	75,000	85,690
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	135,000	146,257
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	83,015
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	11,385	11,376
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	50,666
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	41,536	41,594
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	75,000	84,775
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	100,000	113,754
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.941% 9/11/38	85,000	89,130
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.006% 12/10/49	160,000	183,263
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	100,000	105,076
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ, (b) 6.412% 2/15/41	165,000	90,315
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (b) 3.645% 3/10/44	100,000	106,568
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.387% 5/15/41	150,000	160,302
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	109,905

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	$100,000	$109,261
Morgan Stanley Capital I, Series 2011-C2, Class A2 (b) 3.476% 6/15/44	100,000	106,550
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	94,033
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	165,866	171,891
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	100,000	118,463
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.718% 8/15/39	50,000	50,465
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	162,711
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.051% 2/15/51	199,958	201,066
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	92,594	97,426
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	107,615
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	46,101
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (b) 5.824% 11/15/44	25,000	24,380

		2,932,963

Home Equity ABS — 1.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.546% 8/25/35	84,334	76,753
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.636% 7/25/35	40,335	37,164
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.646% 11/25/34	55,144	53,070
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.716% 6/25/35	64,238	56,200
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.636% 9/25/35	95,001	85,070

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.656% 11/25/35	$36,127	$35,817
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.376% 5/25/36	6,308	6,220
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.386% 7/25/36	35,587	34,235
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.686% 12/25/33	20,935	20,067
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.506% 9/25/34	25,474	23,343
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.656% 1/25/36	1,500	1,499
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.766% 12/25/35	42,168	39,240
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.676% 3/25/35	5,409	5,360
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.516% 1/25/36	34,593	32,615
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.706% 4/25/35	38,652	32,337
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.386% 7/25/37	32,870	32,123
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.446% 8/25/36	42,878	37,504
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.456% 7/25/36	53,131	52,210
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.556% 8/25/45	20,116	19,849
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.746% 8/25/35	50,000	40,221
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.806% 2/25/35	60,000	42,690
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.826% 6/25/35	68,791	59,772

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 1.005% 6/28/35	$88,336	$82,132
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.726% 3/25/35	45,000	30,653
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.746% 5/25/35	50,717	48,234
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.656% 8/25/35	64,480	58,691
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.776% 3/25/35	50,000	39,788
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.906% 2/25/35	50,000	39,234
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.466% 3/25/36	43,236	41,162
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.616% 3/25/36	51,548	49,276
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.636% 8/25/35	27,124	24,966
Wells Fargo Home Equity Trust, Series 2006-1, Class A3 FRN 0.426% 5/25/36	63,661	61,426
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.676% 8/25/35	100,000	82,858

		1,381,779

Other ABS — 0.6%
Adams Outdoor Advertising LP, Series 2010-1, Class A (b) 5.438% 12/20/40	98,654	104,001
Cajun Global LLC, Series 2011-1A, Class A2 (b) 5.955% 2/20/41	97,614	102,163
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2 (b) 5.261% 4/25/37	100,000	100,294
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (d) 1.163% 6/20/14	250,000	154,975
NuCO2 Funding LLC, Series 2008-1, Class A1 (b) 7.250% 6/25/38	100,000	102,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	$94,106	$96,903
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.450% 11/26/21	96,667	88,450

		748,786

Student Loans ABS — 0.9%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.636% 8/25/26	76,928	73,107
Access Group, Inc., Series 2004-1, Class A4 FRN 1.619% 12/27/32	25,000	20,750
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.583% 3/28/17	41,501	41,291
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.741% 1/25/47	75,000	63,000
Education Funding Capital Trust I, Series 2003-3, Class A3 FRN 0.816% 3/16/20	10,291	10,259
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.776% 12/15/32	75,000	74,307
Education Funding Capital Trust I, Series 2003-3, Class A8 FRN 1.795% 12/15/42	100,000	90,114
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.316% 1/27/25	15,763	15,703
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.316% 6/25/25	21,209	21,107
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.386% 3/25/26	60,236	59,360
Nelnet Student Loan Trust,, Series 2010-4A, Class A FRN (b) 1.076% 4/25/46	42,725	42,360
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.737% 7/15/36	100,000	89,363
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.136% 3/15/38	39,795	33,545
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.785% 12/15/16	50,000	49,984
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.785% 9/15/28	50,000	47,250

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.795% 12/15/16	$150,000	$149,953
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.796% 1/27/42	100,000	93,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.360% 12/17/46	75,000	56,250

		1,030,703

WL Collateral CMO — 0.5%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.793% 2/25/34	10,040	8,110
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	5,491	3,904
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.742% 8/25/34	10,582	8,393
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.471% 1/19/38	93,270	56,576
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.636% 7/25/35	34,540	32,420
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.386% 5/25/37	97,279	40,225
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.646% 8/25/34	31,025	20,719
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.556% 6/25/36	49,316	49,060
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.526% 8/25/36	30,189	22,685
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.592% 7/25/33	2,307	2,080
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.867% 2/25/34	3,443	3,101
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.476% 2/25/34	269	232
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	94,859	95,037
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (b) 3.000% 1/17/13	128,133	128,607

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.456% 6/25/46	$179,349	$61,348
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.582% 3/25/34	19,694	15,907
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.596% 4/25/44	48,488	35,706

		584,110

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.526% 11/25/37	52,820	49,382
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.968% 6/25/32	14,397	10,628

		60,010

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,428,215)		7,168,871

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	50,840
Peruvian Government International Bond 6.550% 3/14/37	20,000	25,150
Poland Government International Bond 6.375% 7/15/19	50,000	56,187
Province of Quebec Canada 7.500% 9/15/29	20,000	29,974
Republic of Brazil International Bond 5.625% 1/07/41	65,000	74,750
United Mexican States 5.125% 1/15/20	35,000	39,760
United Mexican States 6.750% 9/27/34	35,000	45,325

		321,986

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $289,162)		321,986

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 11.8%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	72,306	83,246

	Principal Amount	Value
Pass-Through Securities — 11.7%
Federal Home Loan Mortgage Corp.
Pool #J15781 4.000% 6/01/26	$531,950	$562,578
Pool #G14225 4.000% 8/01/26	369,411	390,681
Pool #G14226 4.000% 8/01/26	387,012	409,296
Pool #Q01704 4.500% 6/01/41	172,727	183,685
Pool #Q03086 4.500% 9/01/41	683,578	726,943
Pool #G05253 5.000% 2/01/39	88,489	95,140
Pool #E85389 6.000% 9/01/16	21,188	22,704
Pool #G11431 6.000% 2/01/18	6,321	6,806
Pool #E85015 6.500% 8/01/16	6,171	6,661
Pool #G00729 8.000% 6/01/27	35,736	42,559
Pool #554904 9.000% 3/01/17	124	139
Federal Home Loan Mortgage Corp. TBA
Pool #4434 4.000% 3/01/40 (e)	575,000	606,310
Pool #9002 4.500% 5/01/39 (e)	1,179,000	1,252,043
Federal National Mortgage Association
Pool #725692 2.305% 10/01/33	38,761	40,472
Pool #888586 2.375% 10/01/34	72,445	75,843
Pool #AI5233 4.000% 9/01/41	98,145	103,827
Pool #586036 6.000% 5/01/16	3,890	4,055
Pool #564594 7.000% 1/01/31	20,435	23,493
Pool #253795 7.000% 5/01/31	15,599	17,892
Pool #507061 7.500% 10/01/29	1,218	1,439
Pool #527761 7.500% 2/01/30	3,858	4,546
Pool #531196 7.500% 2/01/30	1,755	2,082
Pool #534119 7.500% 3/01/30	727	862
Pool #534420 7.500% 3/01/30	1,495	1,772

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253183 7.500% 4/01/30	$5,894	$6,976
Pool #529259 7.500% 4/01/30	2,929	3,452
Pool #537797 7.500% 4/01/30	2,738	3,249
Pool #253265 7.500% 5/01/30	8,188	9,683
Pool #535248 8.000% 4/01/30	354	424
Pool #539460 8.000% 5/01/30	2,226	2,670
Pool #546988 8.000% 7/01/30	3,209	3,591
Pool #190317 8.000% 8/01/31	4,409	5,287
Federal National Mortgage Association TBA
Pool #1562 3.000% 8/01/26 (e)	640,000	665,425
Pool #2293 3.500% 5/01/41 (e)	1,190,000	1,233,091
Pool #9754 4.000% 4/01/40 (e)	1,372,000	1,446,656
Pool #9754 4.000% 4/01/40 (e)	420,000	443,953
Pool #45608 5.500% 3/01/35 (e)	1,299,000	1,410,836
Pool #45608 5.500% 3/01/35 (e)	745,000	810,595
Government National Mortgage Association
Pool #351528 7.000% 8/15/23	11,182	12,374
Pool #352049 7.000% 10/15/23	3,048	3,467
Pool #588012 7.000% 7/15/32	7,169	8,255
Pool #591581 7.000% 8/15/32	3,188	3,683
Pool #185306 7.500% 4/15/17	4,381	4,796
Pool #199170 7.500% 5/15/17	191	202
Pool #189371 7.500% 6/15/17	1,857	2,037
Government National Mortgage Association TBA
Pool #5441 4.000% 8/01/40 (e)	1,370,000	1,477,245
Pool #9988 4.500% 8/01/39 (e)	1,285,000	1,403,461

	Principal Amount	Value
New Valley Generation IV 4.687% 1/15/22	$69,393	$79,978

		13,623,214

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $13,632,023)		13,706,460

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds & Notes — 4.1%
U.S. Treasury Bond 3.125% 11/15/41	170,000	176,388
U.S. Treasury Bond 4.375% 5/15/40	605,000	781,679
U.S. Treasury Bond 5.375% 2/15/31	255,000	363,044
U.S. Treasury Note 0.250% 12/15/14	1,435,000	1,433,543
U.S. Treasury Note 1.375% 2/15/12	350,000	350,185
U.S. Treasury Note 1.875% 9/30/17	370,000	389,859
U.S. Treasury Note 2.125% 8/15/21	255,000	263,337
U.S. Treasury Note (f) 2.500% 3/31/13	825,000	847,349
U.S. Treasury Note (f) 3.000% 9/30/16	120,000	133,059

		4,738,443

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,639,375)		4,738,443

TOTAL BONDS & NOTES (Cost $39,878,395)		40,860,696

	Number of Shares
MUTUAL FUNDS — 8.4%
Diversified Financial — 8.4%
iPath Goldman Sachs Crude Oil Total Return Index ETN (a)	13,400	334,196
iShares MSCI Canada Index Fund	30,000	843,300
iShares MSCI EAFE Index Fund	92,900	4,843,806
iShares MSCI Mexico Investable Market Index Fund	16,500	959,805
iShares MSCI Turkey Investable Market Index Fund	4,700	227,292
Japan Smaller Capitalization Fund, Inc.	102,734	780,779
Market Vectors — Russia ETF	8,000	241,600

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Market Vectors Poland ETF	10,010	$200,600
Vanguard MSCI Emerging Markets ETF	30,800	1,303,456

		9,734,834

TOTAL MUTUAL FUNDS (Cost $10,824,713)		9,734,834

TOTAL LONG-TERM INVESTMENTS (Cost $108,652,072)		113,359,825

	Principal Amount
SHORT-TERM INVESTMENTS — 11.3%
Commercial Paper — 8.6%
AGL Capital Corp. (b) 0.456% 2/24/12	$1,000,000	999,712
Avon Capital Corp. (b) 0.507% 2/07/12	1,000,000	999,917
Bacardi Corp. 0.466% 2/02/12	1,000,000	999,987
Block Financial LLC (b) 0.568% 2/13/12	1,000,000	999,813
Centrica PLC (b) 0.558% 2/28/12	1,000,000	999,588
Dominion Resources, Inc. (b) 0.436% 2/09/12	1,000,000	999,904
Glencore Funding LLC 0.588% 2/14/12	1,000,000	999,791
NextEra Energy Capital Holdings, Inc. 0.426% 2/21/12	1,000,000	999,767
Pacific Gas & Electric Co. (b) 0.425% 3/05/12	1,000,000	999,610
Pall Corp. (b) 0.456% 2/23/12	1,000,000	999,725

		9,997,814

Time Deposits — 2.7%
Euro Time Deposit 0.010% 2/01/12	3,094,318	3,094,318

TOTAL SHORT-TERM INVESTMENTS (Cost $13,092,132)		13,092,132

TOTAL INVESTMENTS — 108.9% (Cost $121,744,204) (g)		126,451,957

Other Assets/(Liabilities) — (8.9)%		(10,289,782)

NET ASSETS — 100.0%		$116,162,175

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to a value of $11,682,927 or 10.06% of net assets.
(c)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At January 31, 2012, these securities amounted to a value of $90 or 0.00% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At January 31, 2012, these securities amounted to a value of $154,975 or 0.13% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

January 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 31.8%

SOVEREIGN DEBT OBLIGATIONS — 18.1%
Australia Government Bond AUD (b) 6.000% 2/15/17	$843,000	$1,005,670
Brazil Notas do Tesouro Nacional Serie F BRL (b) 10.000% 1/01/14	149,000	84,605
Canada Government Bond CAD (b) 3.250% 6/01/21	131,000	145,607
Italy Buoni Poliennali Del Tesoro EUR (b) 5.000% 3/01/22	160,000	194,408
Poland Government Bond PLN (b) 5.000% 4/25/16	710,000	220,340
United Mexican States MXN (b) 8.000% 12/19/13	1,510,000	122,765
United Mexican States MXN (b) 10.000% 12/05/24	930,000	95,400

		1,868,795

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,752,199)		1,868,795

U.S. TREASURY OBLIGATIONS —13.7%
U.S. Treasury Bonds & Notes — 13.7%
U.S. Treasury Note 1.000% 8/31/16	358,500	364,844
U.S. Treasury Note 2.125% 8/15/21	1,023,800	1,057,273

		1,422,117

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,406,136)		1,422,117

TOTAL BONDS & NOTES (Cost $3,158,335)		3,290,912

	Number of Shares

MUTUAL FUNDS — 65.8%
Commodity Fund — 2.4%
PowerShares DB Agriculture Fund (a)	8,354	242,266

Diversified Financial — 63.4%
iShares Barclays Intermediate Credit Bond Fund	6,885	746,334
iShares Gold Trust (a)	22,543	382,780
iShares iBoxx High Yield Corporate Bond Fund	3,426	310,875

	Number of Shares	Value
iShares MSCI Canada Index Fund	3,579	$100,606
iShares MSCI United Kingdom Index Fund	16,393	273,435
iShares S&P Global Healthcare Sector Index Fund	7,852	448,663
SPDR Gold Trust (a)	3,025	512,163
SPDR S&P 500 ETF Trust	17,160	2,251,564
SPDR S&P Emerging Asia Pacific ETF	3,043	223,052
Vanguard Energy ETF	4,861	500,002
Vanguard MSCI Emerging Markets ETF	19,159	810,809

		6,560,283

TOTAL MUTUAL FUNDS (Cost $6,489,487)		6,802,549

TOTAL LONG-TERM INVESTMENTS (Cost $9,647,822)		10,093,461

	Principal Amount

SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (c)	$50,523	50,523

U.S. Treasury Bills — 1.2%
U.S. Treasury Bill 0.010% 5/31/12	129,700	129,671

TOTAL SHORT-TERM INVESTMENTS (Cost $180,194)		180,194

TOTAL INVESTMENTS — 99.3% (Cost $9,828,016) (d)		10,273,655

Other Assets/(Liabilities) — 0.7%		70,408

NET ASSETS — 100.0%		$10,344,063

The accompanying notes are an integral part of the financial statements.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
PLN	Polish Zloty
(a)	Non-income producing security.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Maturity value of $50,523. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $52,940.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 94.8%
Auto Manufacturers — 2.6%
Ford Motor Co.	231,640	$2,876,969
Navistar International Corp. (a)	34,610	1,498,267

		4,375,236

Banks — 9.4%
M&T Bank Corp.	43,540	3,471,880
U.S. Bancorp	209,120	5,901,366
Wells Fargo & Co.	219,720	6,418,021

		15,791,267

Beverages — 3.1%
The Coca-Cola Co.	78,000	5,267,340

Chemicals — 2.7%
Celanese Corp. Series A	41,280	2,010,749
The Mosaic Co.	46,370	2,595,329

		4,606,078

Commercial Services — 1.6%
AerCap Holdings NV (a)	210,660	2,631,143

Computers — 1.0%
Hewlett-Packard Co.	60,050	1,680,199

Diversified Financial — 9.9%
CIT Group, Inc. (a)	77,660	2,961,952
Citigroup, Inc.	112,720	3,462,759
The Goldman Sachs Group, Inc.	55,900	6,231,173
JP Morgan Chase & Co.	107,170	3,997,441

		16,653,325

Electric — 6.6%
American Electric Power Co., Inc.	49,330	1,951,495
Edison International	86,970	3,569,249
GenOn Energy, Inc. (a)	942,940	2,008,462
Public Service Enterprise Group, Inc.	116,230	3,526,418

		11,055,624

Forest Products & Paper — 1.6%
Rock-Tenn Co. Class A	43,050	2,663,073

Health Care – Products — 2.9%
Medtronic, Inc.	126,840	4,892,219

Health Care – Services — 6.1%
HCA Holdings, Inc. (a)	94,490	2,309,336
Humana, Inc.	38,470	3,424,599
UnitedHealth Group, Inc.	53,140	2,752,121
WellPoint, Inc.	28,820	1,853,702

		10,339,758

Household Products — 2.3%
Church & Dwight Co., Inc.	86,780	3,937,209

	Number of Shares	Value
Insurance — 4.2%
ACE Ltd.	54,040	$3,761,184
MetLife, Inc.	91,930	3,247,887

		7,009,071

Internet — 1.2%
VeriSign, Inc.	53,010	1,964,551

Iron & Steel — 0.5%
Allegheny Technologies, Inc.	17,500	794,325

Manufacturing — 4.7%
Cooper Industries PLC	28,560	1,688,467
Honeywell International, Inc.	44,770	2,598,451
Tyco International Ltd.	72,250	3,681,137

		7,968,055

Media — 3.8%
Comcast Corp. Class A	156,650	4,165,324
Viacom, Inc. Class B	46,610	2,192,534

		6,357,858

Oil & Gas — 11.7%
Apache Corp.	16,290	1,610,755
Chevron Corp.	90,940	9,374,095
Exxon Mobil Corp.	49,010	4,104,097
Penn West Petroleum Ltd.	92,010	2,002,138
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	35,780	2,553,261

		19,644,346

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	35,370	1,737,728

Pharmaceuticals — 3.1%
Gilead Sciences, Inc. (a)	39,280	1,918,435
Pfizer, Inc.	152,980	3,273,772

		5,192,207

Retail — 4.8%
The Talbots, Inc. (a)	240,220	778,313
Target Corp.	70,960	3,605,477
Wal-Mart Stores, Inc.	60,400	3,706,144

		8,089,934

Semiconductors — 1.3%
Xilinx, Inc.	60,550	2,170,717

Software — 3.4%
Microsoft Corp.	84,640	2,499,419
Oracle Corp.	114,310	3,223,542

		5,722,961

Telecommunications — 3.0%
AT&T, Inc.	68,101	2,002,851
Juniper Networks, Inc. (a)	145,880	3,053,268

		5,056,119

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 1.9%
Mohawk Industries, Inc. (a)	53,210	$3,254,324

Transportation — 0.4%
United Continental Holdings, Inc. (a)	33,430	772,233

TOTAL COMMON STOCK (Cost $152,184,269)		159,626,900

TOTAL EQUITIES (Cost $152,184,269)		159,626,900

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
CBOE S&P Volatility Index Futures, Call, Expires 2/15/12, Strike 40.00	420	3,360
CBOE S&P Volatility Index Futures, Call, Expires 2/15/12, Strike 42.50	290	1,450
CBOE S&P Volatility Index Futures, Call, Expires 3/21/12, Strike 35.00	460	34,500
CBOE S&P Volatility Index Futures, Call, Expires 3/21/12, Strike 40.00	690	31,050

		70,360

TOTAL PURCHASED OPTIONS (Cost $421,915)		70,360

TOTAL LONG-TERM INVESTMENTS (Cost $152,606,184)		159,697,260

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (b)	$6,948,314	6,948,314

TOTAL SHORT-TERM INVESTMENTS (Cost $6,948,314)		6,948,314

TOTAL INVESTMENTS — 98.9% (Cost $159,554,498) (c)		166,645,574

Other Assets/ (Liabilities) — 1.1%		1,817,800

NET ASSETS — 100.0%		$168,463,374

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,948,316. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $7,087,286.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	1,000	$12,100
The Interpublic Group of Companies, Inc.	30,600	316,098
Lamar Advertising Co. Class A (a)	1,100	31,471

		359,669

Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.	8,500	504,985
BE Aerospace, Inc. (a)	1,100	46,420
The Boeing Co.	1,200	89,016
Exelis, Inc.	42,700	426,573
General Dynamics Corp.	10,480	724,797
Goodrich Corp.	760	94,810
L-3 Communications Holdings, Inc.	6,060	428,684
Lockheed Martin Corp.	4,600	378,672
Northrop Grumman Corp.	14,150	821,408
Raytheon Co.	10,070	483,259
United Technologies Corp.	1,980	155,133

		4,153,757

Agriculture — 1.2%
Altria Group, Inc.	28,700	815,080
Archer-Daniels-Midland Co.	15,500	443,765
Bunge Ltd.	4,400	251,988
Lorillard, Inc.	5,860	629,306
Philip Morris International, Inc.	10,500	785,085
Reynolds American, Inc.	7,140	280,102

		3,205,326

Airlines — 0.7%
AMR Corp. (a)	79,100	54,025
Copa Holdings SA Class A	13,000	885,820
Delta Air Lines, Inc. (a)	55,500	585,525
Southwest Airlines Co.	40,100	384,158

		1,909,528

Apparel — 0.0%
VF Corp.	550	72,320

Auto Manufacturers — 0.9%
Ford Motor Co.	96,200	1,194,804
General Motors Co. (a)	31,800	763,836
Navistar International Corp. (a)	8,100	350,649
Oshkosh Corp. (a)	6,800	165,104

		2,474,393

Automotive & Parts — 0.5%
Autoliv, Inc.	1,900	119,871
Federal-Mogul Corp. (a)	9,800	162,582
Johnson Controls, Inc.	300	9,531

	Number of Shares	Value
Lear Corp.	9,600	$402,240
TRW Automotive Holdings Corp. (a)	5,690	213,489
Visteon Corp/New (a)	8,300	398,400

		1,306,113

Banks — 7.2%
Associated Banc-Corp.	3,650	45,479
Bank of America Corp.	382,373	2,726,319
Bank of Hawaii Corp.	3,320	151,790
Bank of New York Mellon Corp.	39,650	798,154
BB&T Corp.	27,519	748,242
BOK Financial Corp.	1,200	66,840
Capital One Financial Corp.	23,250	1,063,687
CapitalSource, Inc.	100	691
City National Corp.	1,970	90,384
Comerica, Inc.	1,500	41,505
Commerce Bancshares, Inc.	3,384	131,367
Cullen/Frost Bankers, Inc.	1,300	72,371
East West Bancorp, Inc.	5,100	111,996
Fifth Third Bancorp	41,160	535,492
First Citizens BancShares, Inc. Class A	1,438	253,692
First Horizon National Corp.	3,016	26,330
First Republic Bank (a)	2,600	77,948
Fulton Financial Corp.	23,200	215,528
Huntington Bancshares, Inc.	45,071	257,355
KeyCorp	35,200	273,504
M&T Bank Corp.	4,075	324,941
Northern Trust Corp.	8,400	346,164
PNC Financial Services Group, Inc.	22,836	1,345,497
Regions Financial Corp.	56,760	296,287
State Street Corp.	24,400	955,992
SunTrust Banks, Inc.	17,300	355,861
U.S. Bancorp	84,790	2,392,774
Valley National Bancorp	2,256	26,892
Wells Fargo & Co.	186,610	5,450,878
Zions Bancorp	5,050	85,042

		19,269,002

Beverages — 0.5%
Brown-Forman Corp. Class B	700	56,847
Coca-Cola Enterprises, Inc.	10,120	271,115
Constellation Brands, Inc. Class A (a)	37,330	780,197
Molson Coors Brewing Co. Class B	6,760	289,936

		1,398,095

Biotechnology — 1.0%
Amgen, Inc.	35,500	2,410,805
Bio-Rad Laboratories, Inc. Class A (a)	800	81,248
Life Technologies Corp. (a)	6,260	303,172

		2,795,225

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.0%
Armstrong World Industries, Inc. (a)	400	$18,680
Owens Corning, Inc. (a)	1,400	47,250

		65,930

Chemicals — 1.2%
Ashland, Inc.	1,200	75,672
Cabot Corp.	300	10,860
CF Industries Holdings, Inc.	4,208	746,415
Cytec Industries, Inc.	1,900	94,734
The Dow Chemical Co.	28,110	941,966
Huntsman Corp.	8,500	108,205
LyondellBasell Industries NV Class A	17,900	771,490
Rockwood Holdings, Inc. (a)	1,200	60,600
RPM International, Inc.	2,500	62,575
The Valspar Corp.	3,500	151,340
W.R. Grace & Co. (a)	600	32,124
Westlake Chemical Corp.	1,500	87,675

		3,143,656

Coal — 0.2%
Alpha Natural Resources, Inc. (a)	12,457	250,635
Arch Coal, Inc.	13,700	197,691
SunCoke Energy, Inc. (a)	106	1,423

		449,749

Commercial Services — 1.5%
Aaron’s, Inc.	4,700	125,067
Booz Allen Hamilton Holding Corp. (a)	4,300	75,680
Career Education Corp. (a)	40,100	405,411
Corrections Corporation of America (a)	6,000	141,180
DeVry, Inc.	10,400	392,704
Donnelley (R.R.) & Sons Co.	25,700	291,952
Education Management Corp. (a)	1,300	33,189
Equifax, Inc.	3,100	120,807
H&R Block, Inc.	17,700	289,572
KAR Auction Services, Inc. (a)	700	10,318
Manpower, Inc.	100	4,011
Monster Worldwide, Inc. (a)	1,800	12,960
Paychex, Inc.	600	18,900
Quanta Services, Inc. (a)	200	4,320
SAIC, Inc. (a)	21,700	279,062
Service Corp. International	24,600	273,060
Total System Services, Inc.	7,600	162,944
Towers Watson & Co. Class A	2,600	155,480
Visa, Inc. Class A	12,200	1,227,808

		4,024,425

Computers — 2.1%
Brocade Communications Systems, Inc. (a)	81,000	454,410
Computer Sciences Corp.	6,470	167,120

	Number of Shares	Value
Dell, Inc. (a)	33,400	$575,482
Diebold, Inc.	3,200	101,408
DST Systems, Inc.	8,200	400,242
Hewlett-Packard Co.	82,700	2,313,946
Lexmark International, Inc. Class A	11,000	383,900
NCR Corp. (a)	600	11,238
SanDisk Corp. (a)	9,600	440,448
Synopsys, Inc. (a)	6,000	175,080
Western Digital Corp. (a)	15,200	552,520

		5,575,794

Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	1,100	99,792
The Procter & Gamble Co.	94,910	5,983,126

		6,082,918

Distribution & Wholesale — 0.4%
Genuine Parts Co.	2,200	140,316
Ingram Micro, Inc. Class A (a)	10,900	206,882
Tech Data Corp. (a)	11,500	597,080
WESCO International, Inc. (a)	1,200	75,456

		1,019,734

Diversified Financial — 6.8%
American Express Co.	17,000	852,380
Ameriprise Financial, Inc.	9,630	515,687
BlackRock, Inc.	1,410	256,620
CIT Group, Inc. (a)	4,100	156,374
Citigroup, Inc.	144,471	4,438,149
CME Group, Inc.	2,562	613,625
Discover Financial Services	24,600	668,628
E*TRADE Financial Corp. (a)	3,300	27,027
Federated Investors, Inc. Class B	500	8,540
The Goldman Sachs Group, Inc.	18,560	2,068,883
Interactive Brokers Group, Inc. Class A	1,900	28,728
Invesco Ltd.	14,100	318,237
Janus Capital Group, Inc.	39,800	313,226
JP Morgan Chase & Co.	158,027	5,894,407
Legg Mason, Inc.	5,200	132,444
LPL Investment Holdings, Inc. (a)	700	22,995
Morgan Stanley	58,800	1,096,620
The NASDAQ OMX Group, Inc. (a)	4,800	118,944
NYSE Euronext	9,000	239,040
Raymond James Financial, Inc.	1,100	38,500
SLM Corp.	23,000	343,850

		18,152,904

Electric — 6.4%
The AES Corp. (a)	36,000	459,360
Alliant Energy Corp.	1,600	67,824
Ameren Corp.	15,660	495,482
American Electric Power Co., Inc.	20,230	800,299
Calpine Corp. (a)	1,400	20,440

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CenterPoint Energy, Inc.	25,600	$472,832
CMS Energy Corp.	12,500	272,875
Consolidated Edison, Inc.	9,760	575,450
Constellation Energy Group, Inc.	11,100	404,373
Dominion Resources, Inc.	18,500	925,740
DTE Energy Co.	7,910	420,891
Duke Energy Corp.	44,816	955,029
Edison International	15,980	655,819
Entergy Corp.	10,300	714,614
Exelon Corp.	35,890	1,427,704
FirstEnergy Corp.	21,427	904,648
GenOn Energy, Inc. (a)	149,241	317,883
Great Plains Energy, Inc.	8,137	167,785
Hawaiian Electric Industries, Inc.	7,800	202,410
Integrys Energy Group, Inc.	2,940	152,615
MDU Resources Group, Inc.	6,400	136,832
NextEra Energy, Inc.	8,110	485,383
Northeast Utilities	3,900	135,525
NRG Energy, Inc. (a)	43,900	741,032
NSTAR	4,510	202,634
NV Energy, Inc.	9,100	147,420
OGE Energy Corp.	860	45,460
Pepco Holdings, Inc.	2,810	55,245
PG&E Corp.	19,730	802,222
Pinnacle West Capital Corp.	5,860	276,944
PPL Corp.	31,300	869,827
Progress Energy, Inc.	4,100	222,753
Public Service Enterprise Group, Inc.	25,900	785,806
SCANA Corp.	2,620	117,455
The Southern Co.	18,550	845,138
TECO Energy, Inc.	13,330	240,606
Westar Energy, Inc.	4,400	125,136
Wisconsin Energy Corp.	6,860	233,240
Xcel Energy, Inc.	16,020	426,132

		17,308,863

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc. (a)	2,100	161,952
General Cable Corp. (a)	4,100	126,526
Hubbell, Inc. Class B	1,900	136,724
Molex, Inc.	8,100	214,164
SunPower Corp. (a)	1,500	10,275

		649,641

Electronics — 0.4%
Arrow Electronics, Inc. (a)	1,500	61,935
Avnet, Inc. (a)	1,100	38,357
AVX Corp.	1,100	14,476
Garmin Ltd.	7,100	296,070
Jabil Circuit, Inc.	10,400	235,664
PerkinElmer, Inc.	4,410	105,752
Thomas & Betts Corp. (a)	3,100	221,309
Vishay Intertechnology, Inc. (a)	8,200	100,696

		1,074,259

	Number of Shares	Value
Energy – Alternate Sources — 0.0%
Covanta Holding Corp.	4,200	$60,018

Engineering & Construction — 0.4%
AECOM Technology Corp. (a)	3,000	68,670
Chicago Bridge & Iron Co. NV	5,700	242,706
Jacobs Engineering Group, Inc. (a)	2,300	102,948
KBR, Inc.	7,600	244,264
McDermott International, Inc. (a)	2,300	27,968
The Shaw Group, Inc. (a)	5,400	146,556
URS Corp. (a)	8,300	341,545

		1,174,657

Entertainment — 0.2%
International Game Technology	11,400	181,602
The Madison Square Garden Co. Class A (a)	4,100	117,629
Penn National Gaming, Inc. (a)	2,900	118,726

		417,957

Environmental Controls — 0.2%
Republic Services, Inc.	8,490	248,587
Waste Connections, Inc.	1,950	63,005
Waste Management, Inc.	2,840	98,718

		410,310

Foods — 2.2%
Campbell Soup Co.	4,900	155,330
ConAgra Foods, Inc.	17,100	456,057
Corn Products International, Inc.	670	37,178
Dean Foods Co. (a)	26,300	282,988
General Mills, Inc.	4,140	164,896
H.J. Heinz Co.	4,230	219,326
The Hershey Co.	500	30,540
Hormel Foods Corp.	2,900	83,462
The J.M. Smucker Co.	1,640	129,199
Kellogg Co.	500	24,760
Kraft Foods, Inc. Class A	37,650	1,441,995
The Kroger Co.	16,640	395,367
McCormick & Co., Inc.	1,300	65,702
Ralcorp Holdings, Inc. (a)	700	61,215
Safeway, Inc.	16,400	360,472
Sara Lee Corp.	1,700	32,555
Smithfield Foods, Inc. (a)	42,800	955,724
SUPERVALU, Inc.	83,100	574,221
Tyson Foods, Inc. Class A	21,500	400,760

		5,871,747

Forest Products & Paper — 0.6%
Domtar Corp.	7,200	621,936
International Paper Co.	20,500	638,370
MeadWestvaco Corp.	3,200	94,208
Temple-Inland, Inc.	4,000	127,560

		1,482,074

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.4%
AGL Resources, Inc.	860	$35,699
Atmos Energy Corp.	2,850	92,368
Energen Corp.	3,300	158,961
NiSource, Inc.	5,490	124,788
Sempra Energy	10,410	592,329
Southern Union Co.	1,000	43,370
UGI Corp.	1,590	42,787
Vectren Corp.	4,150	118,648

		1,208,950

Hand & Machine Tools — 0.2%
Kennametal, Inc.	1,300	56,043
Lincoln Electric Holdings, Inc.	1,400	60,130
Regal-Beloit Corp.	100	5,677
Snap-on, Inc.	2,030	114,715
Stanley Black & Decker, Inc.	3,835	269,141

		505,706

Health Care – Products — 2.5%
Alere, Inc. (a)	8,200	198,030
Baxter International, Inc.	1,300	72,124
Boston Scientific Corp. (a)	51,800	308,728
CareFusion Corp. (a)	6,000	143,700
The Cooper Cos., Inc.	1,200	86,568
Covidien PLC	2,900	149,350
Henry Schein, Inc. (a)	1,700	120,513
Hill-Rom Holdings, Inc.	200	6,602
Hologic, Inc. (a)	7,500	152,925
Johnson & Johnson	70,800	4,666,428
Medtronic, Inc.	5,700	219,849
QIAGEN NV (a)	5,200	84,136
Zimmer Holdings, Inc. (a)	6,700	407,025

		6,615,978

Health Care – Services — 2.2%
Aetna, Inc.	15,320	669,484
AMERIGROUP Corp. (a)	1,600	108,816
Cigna Corp.	9,300	416,919
Community Health Systems, Inc. (a)	14,300	267,410
Coventry Health Care, Inc. (a)	5,500	165,385
Health Net, Inc. (a)	3,300	124,542
Humana, Inc.	6,800	605,336
LifePoint Hospitals, Inc. (a)	7,400	297,406
Quest Diagnostics, Inc.	400	23,232
Tenet Healthcare Corp. (a)	67,100	354,959
Thermo Fisher Scientific, Inc. (a)	410	21,689
UnitedHealth Group, Inc.	40,600	2,102,674
WellPoint, Inc.	13,600	874,752

		6,032,604

Holding Company – Diversified — 0.1%
Leucadia National Corp.	6,000	166,560

Home Builders — 0.1%
D.R. Horton, Inc.	12,000	167,040

	Number of Shares	Value
PulteGroup, Inc. (a)	10,057	$74,925
Toll Brothers, Inc. (a)	5,500	119,955

		361,920

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,300	54,860
Whirlpool Corp.	3,400	184,688

		239,548

Household Products — 0.4%
Avery Dennison Corp.	6,400	173,760
Beam, Inc.	3,160	165,300
Church & Dwight Co., Inc.	3,000	136,110
The Clorox Co.	3,300	226,578
Jarden Corp.	5,800	195,402
Kimberly-Clark Corp.	1,540	110,202
The Scotts Miracle-Gro Co. Class A	200	9,472

		1,016,824

Housewares — 0.0%
Newell Rubbermaid, Inc.	3,800	70,186

Insurance — 7.0%
ACE Ltd.	14,600	1,016,160
Aflac, Inc.	17,700	853,671
Alleghany Corp. (a)	165	47,743
Allied World Assurance Co. Holdings Ltd.	2,000	123,060
The Allstate Corp.	20,000	577,000
American Financial Group, Inc.	9,500	348,365
American International Group, Inc. (a)	10,902	273,749
American National Insurance Co.	6,180	450,213
Aon Corp.	3,360	162,725
Arch Capital Group Ltd. (a)	5,100	183,855
Arthur J. Gallagher & Co.	1,500	50,010
Aspen Insurance Holdings Ltd.	1,900	50,464
Assurant, Inc.	8,090	320,364
Assured Guaranty Ltd.	12,600	195,426
Axis Capital Holdings Ltd.	3,400	104,652
Berkshire Hathaway, Inc. Class B (a)	54,100	4,239,817
Brown & Brown, Inc.	1,100	25,058
The Chubb Corp.	13,160	887,116
Cincinnati Financial Corp.	4,320	141,178
CNA Financial Corp.	4,400	121,132
Endurance Specialty Holdings Ltd.	2,500	93,500
Everest Re Group Ltd.	1,300	111,020
Fidelity National Financial, Inc. Class A	9,800	178,262
Genworth Financial, Inc. Class A (a)	11,160	86,044
The Hanover Insurance Group, Inc.	2,200	79,992
The Hartford Financial Services Group, Inc.	14,090	246,857
HCC Insurance Holdings, Inc.	4,970	137,967
Kemper Corp.	1,650	49,121
Lincoln National Corp.	20,698	445,835

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Loews Corp.	13,520	$504,431
Markel Corp. (a)	285	114,875
Marsh & McLennan Cos., Inc.	11,200	353,808
MBIA, Inc. (a)	1,300	16,016
Mercury General Corp.	690	30,153
MetLife, Inc.	34,840	1,230,897
Old Republic International Corp.	4,200	41,496
PartnerRe Ltd.	1,600	104,672
Principal Financial Group, Inc.	11,800	322,258
The Progressive Corp.	20,100	407,628
Protective Life Corp.	11,380	284,614
Prudential Financial, Inc.	18,400	1,053,216
Reinsurance Group of America, Inc. Class A	3,750	204,337
RenaissanceRe Holdings Ltd.	1,100	80,421
StanCorp Financial Group, Inc.	6,270	242,398
Torchmark Corp.	6,560	299,595
Transatlantic Holdings, Inc.	1,700	94,265
The Travelers Cos., Inc.	16,569	965,973
Unum Group	13,900	317,337
Validus Holdings Ltd.	4,700	150,729
W.R. Berkley Corp.	5,300	181,631
White Mountains Insurance Group Ltd.	143	64,527
XL Group PLC	8,250	167,227

		18,832,860

Internet — 0.9%
AOL, Inc. (a)	15,100	244,771
eBay, Inc. (a)	19,700	622,520
Expedia, Inc.	18,100	585,897
IAC/InterActiveCorp	6,350	273,494
Liberty Interactive Corp. Class A (a)	15,700	268,784
Yahoo!, Inc. (a)	19,000	293,930

		2,289,396

Investment Companies — 0.1%
American Capital Ltd. (a)	26,300	216,186
Ares Capital Corp.	8,100	128,385

		344,571

Iron & Steel — 0.2%
AK Steel Holding Corp.	1,300	12,272
Nucor Corp.	8,700	387,063
Reliance Steel & Aluminum Co.	100	5,320
Schnitzer Steel Industries, Inc. Class A	300	13,089
Steel Dynamics, Inc.	12,200	194,590
United States Steel Corp.	90	2,717

		615,051

Leisure Time — 0.2%
Carnival Corp.	12,300	371,460
Royal Caribbean Cruises Ltd.	2,300	62,514

		433,974

	Number of Shares	Value
Lodging — 0.2%
Choice Hotels International, Inc.	1,000	$36,340
Hyatt Hotels Corp. Class A (a)	2,200	93,764
MGM Resorts International (a)	13,900	181,395
Wyndham Worldwide Corp.	8,400	333,984

		645,483

Machinery – Construction & Mining — 0.0%
Ingersoll-Rand PLC	1,400	48,916
Terex Corp. (a)	1,200	23,760

		72,676

Machinery – Diversified — 0.2%
AGCO Corp. (a)	5,470	278,587
CNH Global NV (a)	1,600	66,784
Eaton Corp.	2,400	117,672
IDEX Corp.	700	28,364

		491,407

Manufacturing — 4.3%
3M Co.	500	43,355
AptarGroup, Inc.	1,000	52,420
Carlisle Cos., Inc.	200	9,546
Cooper Industries PLC	1,900	112,328
Crane Co.	2,120	101,760
Dover Corp.	1,200	76,092
General Electric Co.	471,690	8,825,320
Harsco Corp.	2,200	48,906
Illinois Tool Works, Inc.	100	5,303
ITT Corp.	19,650	427,191
Leggett & Platt, Inc.	3,410	73,178
Parker Hannifin Corp.	3,600	290,448
Pentair, Inc.	1,700	62,594
SPX Corp.	1,200	83,556
Teleflex, Inc.	3,020	184,794
Textron, Inc.	16,500	420,420
Trinity Industries, Inc.	100	3,146
Tyco International Ltd.	15,900	810,105

		11,630,462

Media — 3.1%
CBS Corp. Class B	24,200	689,216
Comcast Corp. Class A	45,900	1,220,481
DISH Network Corp. Class A	9,400	262,448
Gannett Co., Inc.	17,355	245,920
Liberty Media Corp. – Liberty Capital Class A (a)	4,167	343,403
The McGraw-Hill Cos., Inc.	2,200	101,200
News Corp. Class A	76,100	1,432,963
Thomson Reuters Corp.	2,800	76,972
Time Warner, Inc.	53,690	1,989,751
The Walt Disney Co.	48,790	1,897,931
The Washington Post Co. Class B	56	21,208

		8,281,493

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.0%
Commercial Metals Co.	1,100	$15,774
The Timken Co.	700	34,181

		49,955

Mining — 0.8%
Alcoa, Inc.	47,300	480,568
Newmont Mining Corp.	27,200	1,672,256

		2,152,824

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc.	38,200	724,654
Xerox Corp.	69,156	535,959

		1,260,613

Oil & Gas — 10.5%
Anadarko Petroleum Corp.	6,650	536,788
Apache Corp.	9,648	953,994
Atwood Oceanics, Inc. (a)	2,000	91,960
Chesapeake Energy Corp.	22,200	469,086
Chevron Corp.	87,785	9,048,878
Cimarex Energy Co.	2,000	116,760
ConocoPhillips	74,848	5,105,382
Denbury Resources, Inc. (a)	114	2,150
Devon Energy Corp.	16,250	1,036,913
Diamond Offshore Drilling, Inc.	3,300	205,590
EQT Corp.	1,800	90,936
EXCO Resources, Inc.	400	3,144
Exxon Mobil Corp.	45,700	3,826,918
Forest Oil Corp. (a)	7,300	94,900
Helmerich & Payne, Inc.	3,300	203,643
Hess Corp.	100	5,630
Marathon Oil Corp.	42,000	1,318,380
Murphy Oil Corp.	6,400	381,440
Nabors Industries Ltd. (a)	41,700	776,454
Newfield Exploration Co. (a)	600	22,686
Noble Energy, Inc.	2,300	231,541
Occidental Petroleum Corp.	10,500	1,047,585
Patterson-UTI Energy, Inc.	33,200	626,484
Pioneer Natural Resources Co.	400	39,720
Plains Exploration & Production Co. (a)	1,200	45,264
QEP Resources, Inc.	200	5,728
Questar Corp.	8,700	167,736
Quicksilver Resources, Inc. (a)	29,900	149,799
Rowan Companies, Inc. (a)	200	6,802
SM Energy Co.	400	29,032
Sunoco, Inc.	200	7,672
Tesoro Corp. (a)	22,300	558,169
Unit Corp. (a)	1,800	81,450
Valero Energy Corp.	33,164	795,604
WPX Energy, Inc. (a)	9,266	152,704

		28,236,922

	Number of Shares	Value
Oil & Gas Services — 0.5%
Baker Hughes, Inc.	10,503	$516,012
Cameron International Corp. (a)	100	5,320
National Oilwell Varco, Inc.	9,700	717,606
Oil States International, Inc. (a)	300	23,907
SEACOR Holdings, Inc. (a)	1,100	100,683
Tidewater, Inc.	30	1,616

		1,365,144

Packaging & Containers — 0.3%
Bemis Co., Inc.	3,560	111,357
Greif, Inc. Class A	500	24,225
Owens-IIlinois, Inc. (a)	10,700	257,335
Packaging Corporation of America	400	11,256
Sealed Air Corp.	13,600	271,048
Sonoco Products Co.	4,000	125,200

		800,421

Pharmaceuticals — 7.5%
Abbott Laboratories	4,900	265,335
Bristol-Myers Squibb Co.	77,300	2,492,152
Cardinal Health, Inc.	5,700	245,271
DENTSPLY International, Inc.	100	3,774
Eli Lilly & Co.	56,220	2,234,183
Forest Laboratories, Inc. (a)	18,100	575,218
Mead Johnson Nutrition Co.	1,500	111,135
Merck & Co., Inc.	134,628	5,150,867
Mylan, Inc. (a)	2,500	51,875
Omnicare, Inc.	11,000	361,130
Patterson Cos., Inc.	3,800	122,398
Pfizer, Inc.	390,736	8,361,750
Watson Pharmaceuticals, Inc. (a)	3,260	191,134

		20,166,222

Pipelines — 0.4%
El Paso Corp.	150	4,030
Kinder Morgan, Inc.	100	3,247
National Fuel Gas Co.	2,850	143,298
ONEOK, Inc.	2,280	189,605
Spectra Energy Corp.	10,600	333,794
The Williams Cos., Inc.	11,100	319,902

		993,876

Real Estate — 0.1%
Forest City Enterprises, Inc. Class A (a)	1,500	19,695
The Howard Hughes Corp. (a)	3,700	191,734

		211,429

Real Estate Investment Trusts (REITS) — 3.0%
Alexandria Real Estate Equities, Inc.	1,600	115,856
American Capital Agency Corp.	9,900	290,268
Annaly Capital Management, Inc.	31,960	538,206
Apartment Investment & Management Co. Class A	2,100	51,576

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AvalonBay Communities, Inc.	1,574	$214,080
Boston Properties, Inc.	600	62,430
Brandywine Realty Trust	17,700	188,328
BRE Properties, Inc.	2,200	114,004
Camden Property Trust	1,600	103,200
Chimera Investment Corp.	35,200	107,008
CommonWealth	11,167	219,655
Corporate Office Properties Trust	600	14,538
DDR Corp.	8,400	116,424
Douglas Emmett, Inc.	4,700	98,277
Duke Realty Corp.	14,800	198,172
Equity Residential	4,900	291,795
Essex Property Trust, Inc.	200	28,800
Federal Realty Investment Trust	700	66,122
General Growth Properties, Inc.	18,440	290,983
HCP, Inc.	17,200	722,916
Health Care, Inc.	6,400	366,144
Hospitality Properties Trust	6,240	151,195
Host Hotels & Resorts, Inc.	20,703	339,943
Kimco Realty Corp.	17,200	313,900
Liberty Property Trust	5,170	172,109
The Macerich Co.	1,782	96,763
Mack-Cali Realty Corp.	3,560	102,386
Piedmont Office Realty Trust, Inc. Class A	14,200	262,984
Plum Creek Timber Co., Inc.	2,900	112,462
ProLogis, Inc.	10,885	345,163
Public Storage	400	55,544
Realty Income Corp.	3,800	138,320
Regency Centers Corp.	3,000	123,960
Rouse Properties, Inc. (a)	691	8,541
Senior Housing Properties Trust	2,800	63,504
Simon Property Group, Inc.	1,310	177,977
SL Green Realty Corp.	4,900	360,297
Taubman Centers, Inc.	1,600	107,248
UDR, Inc.	7,500	195,150
Vornado Realty Trust	7,558	611,291
Weingarten Realty Investors	5,400	131,058
Weyerhaeuser Co.	222	4,444

		8,073,021

Retail — 3.3%
Abercrombie & Fitch Co. Class A	500	22,970
American Eagle Outfitters, Inc.	4,900	69,041
AutoNation, Inc. (a)	1,140	40,766
Best Buy Co., Inc.	23,100	553,245
Brinker International, Inc.	2,300	59,455
CarMax, Inc. (a)	100	3,043
Chico’s FAS, Inc.	2,500	28,600
CVS Caremark Corp.	55,400	2,312,950
Dillard’s, Inc. Class A	12,400	548,700
Foot Locker, Inc.	6,500	170,560
GameStop Corp. Class A (a)	24,900	581,664

	Number of Shares	Value
The Gap, Inc.	11,900	$225,862
The Home Depot, Inc.	12,400	550,436
J.C. Penney Co., Inc.	4,700	195,285
Kohl’s Corp.	3,500	160,965
Lowe’s Cos., Inc.	20,200	541,966
Macy’s, Inc.	18,244	614,640
PVH Corp.	1,200	92,628
RadioShack Corp.	47,870	343,707
Signet Jewelers Ltd.	800	36,464
Staples, Inc.	18,700	273,581
Target Corp.	11,900	604,639
Wal-Mart Stores, Inc.	8,900	546,104
Walgreen Co.	3,800	126,768
The Wendy’s Co.	21,900	102,711
Williams-Sonoma, Inc.	3,300	118,338

		8,925,088

Savings & Loans — 0.3%
First Niagara Financial Group, Inc.	15,200	145,464
Hudson City Bancorp, Inc.	9,750	65,618
New York Community Bancorp, Inc.	12,690	161,036
People’s United Financial, Inc.	15,400	189,882
Washington Federal, Inc.	14,216	224,044

		786,044

Semiconductors — 3.1%
Applied Materials, Inc.	60,700	745,396
Atmel Corp. (a)	1,600	15,536
Fairchild Semiconductor International, Inc. (a)	3,600	50,328
Freescale Semiconductor Holdings I Ltd. (a)	800	12,776
Intel Corp.	225,800	5,965,636
International Rectifier Corp. (a)	2,400	54,720
Intersil Corp. Class A	1,300	14,638
KLA-Tencor Corp.	6,400	327,232
LSI Corp. (a)	12,900	97,653
Marvell Technology Group Ltd. (a)	20,800	323,024
MEMC Electronic Materials, Inc. (a)	24,200	110,594
Micron Technology, Inc. (a)	7,900	59,961
Novellus Systems, Inc. (a)	2,280	107,502
PMC-Sierra, Inc. (a)	4,500	29,250
QLogic Corp. (a)	1,800	31,176
Teradyne, Inc. (a)	18,900	309,015
Texas Instruments, Inc.	300	9,714

		8,264,151

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	3,108	117,109

Software — 0.5%
Activision Blizzard, Inc.	30,600	377,604
Broadridge Financial Solutions, Inc.	2,300	55,131
CA, Inc.	19,790	510,186
Compuware Corp. (a)	24,290	190,434

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	8,200	$234,192
Fiserv, Inc. (a)	1,200	75,468

		1,443,015

Telecommunications — 6.6%
Amdocs Ltd. (a)	8,000	235,520
AT&T, Inc.	198,814	5,847,120
CenturyLink, Inc.	13,707	507,570
Cisco Systems, Inc.	222,000	4,357,860
Clearwire Corp. Class A (a)	1,900	3,211
Corning, Inc.	61,100	786,357
EchoStar Corp. (a)	6,400	167,872
Frontier Communications Corp.	23,089	98,821
Harris Corp.	900	36,900
Motorola Mobility Holdings, Inc. (a)	6,300	243,369
Motorola Solutions, Inc.	13,600	631,176
NII Holdings, Inc. (a)	12,200	245,342
Sprint Nextel Corp. (a)	182,600	387,112
Telephone & Data Systems, Inc.	22,718	597,484
Tellabs, Inc.	7,500	28,500
US Cellular Corp. (a)	2,900	133,023
Verizon Communications, Inc.	88,458	3,331,328
Windstream Corp.	1,562	18,853

		17,657,418

Textiles — 0.1%
Cintas Corp.	3,600	133,380
Mohawk Industries, Inc. (a)	30	1,835

		135,215

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	5,600	173,600

Transportation — 1.2%
Alexander & Baldwin, Inc.	800	37,840
Con-way, Inc.	1,300	41,262
FedEx Corp.	5,100	466,599
Kansas City Southern (a)	1,200	82,368
Kirby Corp. (a)	100	6,677
Norfolk Southern Corp.	8,700	628,140
Ryder System, Inc.	3,290	185,161
Teekay Corp.	1,300	35,646
Union Pacific Corp.	7,070	808,172
United Continental Holdings, Inc. (a)	43,800	1,011,780
UTI Worldwide, Inc.	300	4,467

		3,308,112

Trucking & Leasing — 0.1%
GATX Corp.	4,600	197,524

Water — 0.0%
American Water Works Co., Inc.	800	26,984

	Number of Shares	Value
Aqua America, Inc.	1,700	$37,502

		64,486

TOTAL COMMON STOCK (Cost $257,534,822)		268,145,902

TOTAL EQUITIES (Cost $257,534,822)		268,145,902

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
iShares Russell 1000 Value Index Fund	75	4,943

TOTAL MUTUAL FUNDS (Cost $4,673)		4,943

TOTAL LONG-TERM INVESTMENTS (Cost $257,539,495)		268,150,845

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (b)	$607,266	607,266

TOTAL SHORT-TERM INVESTMENTS (Cost $607,266)		607,266

TOTAL INVESTMENTS — 100.0% (Cost $258,146,761) (c)		268,758,111

Other Assets/(Liabilities) — (0.0)%		(120,973)

NET ASSETS — 100.0%		$268,637,138

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $607,266. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 4/01/25, and an aggregate market value, including accrued interest, of $620,353.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Aerospace & Defense — 2.0%
The Boeing Co.	43,960	$3,260,953

Agriculture — 3.8%
Philip Morris International, Inc.	83,130	6,215,630

Auto Manufacturers — 3.1%
Ford Motor Co.	403,360	5,009,731

Banks — 0.5%
M&T Bank Corp.	9,940	792,616

Beverages — 2.3%
Dr. Pepper Snapple Group, Inc.	96,550	3,748,071

Biotechnology — 2.5%
Celgene Corp. (a)	55,420	4,029,034

Chemicals — 1.2%
Praxair, Inc.	18,950	2,012,490

Computers — 9.1%
Apple, Inc. (a)	25,410	11,599,157
International Business Machines Corp.	16,570	3,191,382

		14,790,539

Diversified Financial — 12.7%
The Blackstone Group LP	115,500	1,826,055
CIT Group, Inc. (a)	146,860	5,601,240
Citigroup, Inc.	124,255	3,817,114
CME Group, Inc.	9,620	2,304,086
Discover Financial Services	89,550	2,433,969
JP Morgan Chase & Co.	125,280	4,672,944

		20,655,408

Electric — 1.6%
The AES Corp. (a)	200,350	2,556,466

Electronics — 1.4%
Waters Corp. (a)	25,740	2,228,312

Foods — 2.8%
General Mills, Inc.	39,480	1,572,488
The J.M. Smucker Co.	38,510	3,033,818

		4,606,306

Health Care – Services — 2.8%
DaVita, Inc. (a)	11,290	923,635
WellPoint, Inc.	56,100	3,608,352

		4,531,987

Insurance — 3.5%
Berkshire Hathaway, Inc. Class B (a)	10,830	848,747
Marsh & McLennan Cos., Inc.	86,480	2,731,903
The Progressive Corp.	109,550	2,221,674

		5,802,324

	Number of Shares	Value
Internet — 6.7%
Check Point Software Technologies Ltd. (a)	12,070	$679,420
eBay, Inc. (a)	181,370	5,731,292
Google, Inc. Class A (a)	7,860	4,559,665

		10,970,377

Lodging — 1.4%
Hyatt Hotels Corp. Class A (a)	53,860	2,295,513

Machinery – Diversified — 0.5%
Xylem, Inc.	32,690	846,998

Manufacturing — 2.9%
Tyco International Ltd.	92,430	4,709,308

Media — 3.3%
The McGraw-Hill Cos., Inc.	116,880	5,376,480

Mining — 0.5%
Vulcan Materials Co.	20,000	877,200

Oil & Gas — 9.4%
Chevron Corp.	74,670	7,696,983
Noble Energy, Inc.	36,040	3,628,147
Occidental Petroleum Corp.	40,480	4,038,690

		15,363,820

Oil & Gas Services — 1.4%
National Oilwell Varco, Inc.	31,460	2,327,411

Pharmaceuticals — 7.7%
Abbott Laboratories	100,080	5,419,332
Allergan, Inc.	14,560	1,279,970
Bristol-Myers Squibb Co.	107,840	3,476,761
Mead Johnson Nutrition Co.	27,460	2,034,511
Medco Health Solutions, Inc. (a)	6,480	401,890

		12,612,464

Pipelines — 1.0%
Kinder Morgan, Inc.	48,460	1,573,496

Retail — 3.9%
AutoZone, Inc. (a)	4,790	1,666,345
CarMax, Inc. (a)	28,110	855,387
McDonald’s Corp.	12,180	1,206,429
The TJX Cos., Inc.	38,360	2,613,851

		6,342,012

Software — 2.4%
Microsoft Corp.	56,070	1,655,747
MSCI, Inc. Class A (a)	25,480	830,139
Oracle Corp.	54,160	1,527,312

		4,013,198

Telecommunications — 4.6%
America Movil SAB de CV Series L ADR (Mexico)	145,810	3,384,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	69,460	$4,085,637

		7,469,887

Transportation — 4.5%
CSX Corp.	143,060	3,226,003
QR National Ltd.	48,900	192,397
United Parcel Service, Inc. Class B	50,990	3,857,394

		7,275,794

TOTAL COMMON STOCK (Cost $132,220,551)		162,293,825

TOTAL EQUITIES (Cost $132,220,551)		162,293,825

TOTAL LONG-TERM INVESTMENTS (Cost $132,220,551)		162,293,825

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (b)	$724,579	724,579

TOTAL SHORT-TERM INVESTMENTS (Cost $724,579)		724,579

TOTAL INVESTMENTS — 100.0% (Cost $132,945,130) (c)		163,018,404

Other Assets/(Liabilities) — 0.0%		64,558

NET ASSETS — 100.0%		$163,082,962

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $724,579. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $743,855.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Aerospace & Defense — 2.1%
Goodrich Corp.	23,250	$2,900,438
United Technologies Corp.	57,820	4,530,197

		7,430,635

Agriculture — 0.5%
Philip Morris International, Inc.	22,020	1,646,435

Apparel — 2.6%
Nike, Inc. Class B	54,030	5,618,580
Ralph Lauren Corp.	24,881	3,781,912

		9,400,492

Automotive & Parts — 1.0%
Johnson Controls, Inc.	115,930	3,683,096

Banks — 0.6%
Standard Chartered PLC	87,341	2,117,440

Beverages — 3.9%
Brown-Forman Corp. Class B	35,770	2,904,882
The Coca-Cola Co.	91,800	6,199,254
SABMiller PLC	129,920	4,940,553

		14,044,689

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	25,390	1,948,936
Celgene Corp. (a)	26,489	1,925,751
Vertex Pharmaceuticals, Inc. (a)	112,460	4,155,397

		8,030,084

Chemicals — 3.8%
Albemarle Corp.	27,010	1,737,013
Ecolab, Inc.	66,850	4,040,414
The Mosaic Co.	26,820	1,501,116
Praxair, Inc.	58,530	6,215,886

		13,494,429

Commercial Services — 1.0%
Visa, Inc. Class A	37,400	3,763,936

Computers — 8.3%
Apple, Inc. (a)	52,712	24,061,974
International Business Machines Corp.	26,000	5,007,600
Teradata Corp. (a)	14,490	776,084

		29,845,658

Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	57,200	5,189,184
The Estee Lauder Cos., Inc. Class A	37,200	2,154,996

		7,344,180

Diversified Financial — 1.0%
American Express Co.	72,240	3,622,114

	Number of Shares	Value
Electrical Components & Equipment — 1.3%
Emerson Electric Co.	91,500	$4,701,270

Electronics — 0.8%
Mettler-Toledo International, Inc. (a)	16,570	2,908,035

Foods — 2.5%
Nestle SA	91,843	5,266,547
Unilever NV	114,554	3,815,852

		9,082,399

Health Care – Products — 1.4%
Baxter International, Inc.	90,220	5,005,406

Health Care – Services — 0.6%
Thermo Fisher Scientific, Inc. (a)	39,610	2,095,369

Internet — 5.6%
Amazon.com, Inc. (a)	27,088	5,266,990
eBay, Inc. (a)	155,513	4,914,211
Google, Inc. Class A (a)	17,190	9,972,091

		20,153,292

Machinery – Construction & Mining — 3.7%
Caterpillar, Inc.	49,470	5,398,166
Joy Global, Inc.	59,570	5,402,403
Rio Tinto PLC	39,364	2,376,497

		13,177,066

Machinery – Diversified — 1.2%
Cummins, Inc.	16,510	1,717,040
Deere & Co.	30,260	2,606,899

		4,323,939

Manufacturing — 3.1%
Danaher Corp.	109,150	5,731,467
Parker Hannifin Corp.	66,380	5,355,538

		11,087,005

Media — 1.5%
The Walt Disney Co.	142,170	5,530,413

Metal Fabricate & Hardware — 1.1%
Precision Castparts Corp.	24,830	4,064,174

Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	92,890	4,292,447

Oil & Gas — 6.9%
Apache Corp.	35,580	3,518,150
Chevron Corp.	61,070	6,295,096
ConocoPhillips	63,730	4,347,023
Ensco PLC Sponsored ADR (United Kingdom)	70,300	3,700,592
Occidental Petroleum Corp.	68,923	6,876,448

		24,737,309

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 4.9%
Baker Hughes, Inc.	66,700	$3,276,971
Cameron International Corp. (a)	70,240	3,736,768
National Oilwell Varco, Inc.	58,780	4,348,544
Schlumberger Ltd.	80,986	6,087,718

		17,450,001

Pharmaceuticals — 7.0%
Allergan, Inc.	83,442	7,335,386
Bristol-Myers Squibb Co.	168,870	5,444,369
Mead Johnson Nutrition Co.	19,560	1,449,200
Novo Nordisk A/S Class B	51,505	6,097,564
Roche Holding AG	27,373	4,632,628

		24,959,147

Retail — 10.8%
Bed Bath & Beyond, Inc. (a)	26,140	1,586,698
Coach, Inc.	72,340	5,067,417
Costco Wholesale Corp.	82,020	6,747,785
McDonald’s Corp.	86,230	8,541,082
O’Reilly Automotive, Inc. (a)	67,890	5,533,714
Tiffany & Co.	52,310	3,337,378
The TJX Cos., Inc.	65,610	4,470,665
Yum! Brands, Inc.	54,860	3,474,284

		38,759,023

Semiconductors — 1.9%
Broadcom Corp. Class A (a)	131,738	4,523,883
Texas Instruments, Inc.	68,390	2,214,468

		6,738,351

Software — 4.3%
Intuit, Inc.	98,480	5,558,211
Oracle Corp.	207,430	5,849,526
VMware, Inc. Class A (a)	44,350	4,047,825

		15,455,562

Telecommunications — 6.2%
Corning, Inc.	284,390	3,660,099
Juniper Networks, Inc. (a)	123,780	2,590,715
QUALCOMM, Inc.	273,830	16,106,681

		22,357,495

Transportation — 3.4%
Union Pacific Corp.	65,490	7,486,162
United Parcel Service, Inc. Class B	63,060	4,770,489

		12,256,651

TOTAL COMMON STOCK (Cost $285,082,047)		353,557,542

TOTAL EQUITIES (Cost $285,082,047)		353,557,542

TOTAL LONG-TERM INVESTMENTS (Cost $285,082,047)		353,557,542

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (b)	$4,948,655	$4,948,655

TOTAL SHORT-TERM INVESTMENTS (Cost $4,948,655)		4,948,655

TOTAL INVESTMENTS — 99.8% (Cost $290,030,702) (c)		358,506,197

Other Assets/(Liabilities) — 0.2%		566,030

NET ASSETS — 100.0%		$359,072,227

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,948,656. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $5,052,016.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	28,800	$297,504
Lamar Advertising Co. Class A (a)	2,200	62,942
Omnicom Group, Inc.	5,100	232,611

		593,057

Aerospace & Defense — 2.9%
Alliant Techsystems, Inc.	11,500	683,215
BE Aerospace, Inc. (a)	2,600	109,720
The Boeing Co.	21,000	1,557,780
Goodrich Corp.	460	57,385
Lockheed Martin Corp.	17,330	1,426,606
Rockwell Collins, Inc.	2,900	167,881
Spirit AeroSystems Holdings, Inc. Class A (a)	700	15,918
TransDigm Group, Inc. (a)	2,600	271,778
United Technologies Corp.	35,870	2,810,414

		7,100,697

Agriculture — 3.2%
Altria Group, Inc.	62,170	1,765,628
Bunge Ltd.	1,100	62,997
Philip Morris International, Inc.	76,370	5,710,185
Reynolds American, Inc.	7,100	278,533

		7,817,343

Airlines — 0.7%
AMR Corp. (a)	160,200	109,417
Copa Holdings SA Class A	15,200	1,035,728
Delta Air Lines, Inc. (a)	32,600	343,930
Southwest Airlines Co.	19,700	188,726

		1,677,801

Apparel — 0.2%
Deckers Outdoor Corp. (a)	900	72,765
Nike, Inc. Class B	2,600	270,374
Ralph Lauren Corp.	1,470	223,440

		566,579

Auto Manufacturers — 0.7%
Ford Motor Co.	88,700	1,101,654
Navistar International Corp. (a)	9,200	398,268
Paccar, Inc.	5,100	225,420

		1,725,342

Automotive & Parts — 0.5%
BorgWarner, Inc. (a)	3,140	234,338
The Goodyear Tire & Rubber Co. (a)	19,900	258,700
Johnson Controls, Inc.	3,400	108,018
Visteon Corp/New (a)	10,500	504,000
WABCO Holdings, Inc. (a)	2,700	139,995

		1,245,051

	Number of Shares	Value
Banks — 0.1%
Wells Fargo & Co.	11,900	$347,599

Beverages — 3.6%
Brown-Forman Corp. Class B	625	50,756
The Coca-Cola Co.	73,480	4,962,104
Coca-Cola Enterprises, Inc.	14,100	377,739
Dr. Pepper Snapple Group, Inc.	11,700	454,194
Green Mountain Coffee Roasters, Inc. (a)	300	16,002
Monster Beverage Corp. (a)	1,150	120,187
PepsiCo, Inc.	41,123	2,700,547

		8,681,529

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	1,900	145,844
Biogen Idec, Inc. (a)	8,930	1,053,026
Celgene Corp. (a)	13,100	952,370
Charles River Laboratories International, Inc. (a)	1,100	37,147
Dendreon Corp. (a)	200	2,716
Human Genome Sciences, Inc. (a)	200	1,968
Illumina, Inc. (a)	3,700	191,512
Life Technologies Corp. (a)	1,345	65,138
Myriad Genetics, Inc. (a)	5,300	125,398
Vertex Pharmaceuticals, Inc. (a)	1,100	40,645

		2,615,764

Building Materials — 0.1%
Armstrong World Industries, Inc. (a)	100	4,670
Lennox International, Inc.	210	7,602
Martin Marietta Materials, Inc.	400	33,004
Masco Corp.	8,900	107,423

		152,699

Chemicals — 4.1%
Celanese Corp. Series A	5,390	262,547
E.I. du Pont de Nemours & Co.	21,000	1,068,690
International Flavors & Fragrances, Inc.	100	5,581
Monsanto Co.	27,860	2,285,913
The Sherwin-Williams Co.	2,690	262,355
Sigma-Aldrich Corp.	3,770	256,511
Praxair, Inc.	1,190	126,378
Albemarle Corp.	2,800	180,068
CF Industries Holdings, Inc.	3,584	635,730
FMC Corp.	1,400	129,752
PPG Industries, Inc.	7,500	671,850
Air Products & Chemicals, Inc.	730	64,262
Airgas, Inc.	2,000	157,860
Eastman Chemical Co.	5,200	261,664
Westlake Chemical Corp.	100	5,845
LyondellBasell Industries NV Class A	17,100	737,010
Kronos Worldwide, Inc.	15,800	363,716

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
W.R. Grace & Co. (a)	6,600	$353,364
Huntsman Corp.	7,000	89,110
The Mosaic Co.	11,100	621,267
Rockwood Holdings, Inc. (a)	5,100	257,550
Solutia, Inc. (a)	27,700	761,750
The Valspar Corp.	4,300	185,932
Ecolab, Inc.	2,778	167,902

		9,912,607

Coal — 0.6%
Alpha Natural Resources, Inc. (a)	16,692	335,843
Arch Coal, Inc.	34,300	494,949
CONSOL Energy, Inc.	7,300	260,902
Peabody Energy Corp.	10,900	371,581
Walter Energy, Inc.	1,200	82,956

		1,546,231

Commercial Services — 4.5%
Aaron’s, Inc.	2,450	65,195
Alliance Data Systems Corp. (a)	2,980	330,184
Apollo Group, Inc. Class A (a)	12,710	666,131
Automatic Data Processing, Inc.	10,980	601,484
Booz Allen Hamilton Holding Corp. (a)	12,300	216,480
DeVry, Inc.	10,400	392,704
Equifax, Inc.	200	7,794
Gartner, Inc. (a)	2,800	106,148
Genpact Ltd. (a)	200	2,926
Global Payments, Inc.	9,350	467,687
Green Dot Corp. Class A (a)	300	8,514
H&R Block, Inc.	17,300	283,028
Hertz Global Holdings, Inc. (a)	2,700	36,720
Iron Mountain, Inc.	4,500	138,690
ITT Educational Services, Inc. (a)	9,800	645,526
KAR Auction Services, Inc. (a)	6,600	97,284
Lender Processing Services, Inc.	20,700	344,241
MasterCard, Inc. Class A	4,396	1,563,086
McKesson Corp.	18,400	1,503,648
Moody’s Corp.	6,700	249,441
Paychex, Inc.	5,800	182,700
Robert Half International, Inc.	500	13,845
SAIC, Inc. (a)	25,200	324,072
Towers Watson & Co. Class A	2,700	161,460
Verisk Analytics, Inc. Class A (a)	2,500	100,175
Visa, Inc. Class A	6,700	674,288
VistaPrint NV (a)	11,700	418,626
Weight Watchers International, Inc.	6,300	479,619
Western Union Co.	41,920	800,672

		10,882,368

Computers — 12.6%
Accenture PLC Class A	25,100	1,439,234
Apple, Inc. (a)	33,009	15,067,948
Cadence Design Systems, Inc. (a)	32,200	340,032

	Number of Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	5,200	$373,100
Dell, Inc. (a)	82,700	1,424,921
DST Systems, Inc.	10,920	533,005
EMC Corp. (a)	49,380	1,272,029
Fortinet, Inc. (a)	3,300	75,273
IHS, Inc. Class A (a)	200	17,896
International Business Machines Corp.	44,400	8,551,440
MICROS Systems, Inc. (a)	600	29,826
NCR Corp. (a)	7,860	147,218
NetApp, Inc. (a)	11,660	440,048
Synopsys, Inc. (a)	18,100	528,158
Teradata Corp. (a)	5,000	267,800

		30,507,928

Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	12,400	220,348
Colgate-Palmolive Co.	12,000	1,088,640
The Estee Lauder Cos., Inc. Class A	4,260	246,782
The Procter & Gamble Co.	1,857	117,065

		1,672,835

Distribution & Wholesale — 0.2%
Fastenal Co.	2,700	126,036
Fossil, Inc. (a)	100	9,505
Genuine Parts Co.	1,700	108,426
LKQ Corp. (a)	100	3,260
W.W. Grainger, Inc.	470	89,648
WESCO International, Inc. (a)	870	54,705

		391,580

Diversified Financial — 1.8%
Affiliated Managers Group, Inc. (a)	1,300	130,663
American Express Co.	26,300	1,318,682
BlackRock, Inc.	1,700	309,400
CBOE Holdings, Inc.	2,000	51,180
The Charles Schwab Corp.	19,500	227,175
Discover Financial Services	19,500	530,010
Eaton Vance Corp.	3,500	89,915
Federated Investors, Inc. Class B	2,380	40,650
Franklin Resources, Inc.	4,240	449,864
IntercontinentalExchange, Inc. (a)	2,400	274,752
Lazard Ltd. Class A	2,600	74,672
The NASDAQ OMX Group, Inc. (a)	7,800	193,284
NYSE Euronext	3,300	87,648
T. Rowe Price Group, Inc.	7,400	428,016
TD Ameritrade Holding Corp.	6,760	108,904
Waddell & Reed Financial, Inc. Class A	400	10,980

		4,325,795

Electric — 0.0%
ITC Holdings Corp.	500	36,855

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	5,050	$237,350
The Babcock & Wilcox Co. (a)	2,000	49,700
Emerson Electric Co.	14,810	760,938
General Cable Corp. (a)	16,500	509,190

		1,557,178

Electronics — 1.6%
Agilent Technologies, Inc. (a)	13,020	552,960
Amphenol Corp. Class A	2,100	114,303
Arrow Electronics, Inc. (a)	3,700	152,773
Dolby Laboratories, Inc. Class A (a)	7,130	259,318
FLIR Systems, Inc.	2,300	59,225
Garmin Ltd.	23,640	985,788
Gentex Corp.	1,260	33,856
Jabil Circuit, Inc.	26,600	602,756
Mettler-Toledo International, Inc. (a)	150	26,325
National Instruments Corp.	700	18,837
Thomas & Betts Corp. (a)	9,700	692,483
Trimble Navigation Ltd. (a)	2,010	94,128
Waters Corp. (a)	2,390	206,902

		3,799,654

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	2,520	106,546

Engineering & Construction — 0.6%
AECOM Technology Corp. (a)	27,300	624,897
Chicago Bridge & Iron Co. NV	12,900	549,282
Fluor Corp.	5,300	298,072
KBR, Inc.	2,200	70,708
McDermott International, Inc. (a)	1,670	20,307

		1,563,266

Entertainment — 0.1%
International Game Technology	16,300	259,659
Marriott Vacations Worldwide Corp. (a)	476	9,877

		269,536

Environmental Controls — 0.1%
Stericycle, Inc. (a)	1,430	120,149
Waste Connections, Inc.	5,200	168,012

		288,161

Foods — 1.3%
Campbell Soup Co.	7,100	225,070
ConAgra Foods, Inc.	12,500	333,375
Corn Products International, Inc.	1,800	99,882
Flowers Foods, Inc.	1,000	19,350
General Mills, Inc.	11,460	456,452
H.J. Heinz Co.	5,940	307,989
The Hershey Co.	1,900	116,052
Hormel Foods Corp.	3,000	86,340
Kellogg Co.	2,540	125,781
The Kroger Co.	29,560	702,345

	Number of Shares	Value
McCormick & Co., Inc.	700	$35,378
Sara Lee Corp.	8,900	170,435
Sysco Corp.	7,400	222,814
Whole Foods Market, Inc.	2,000	148,060

		3,049,323

Forest Products & Paper — 0.4%
International Paper Co.	15,400	479,556
Rayonier, Inc.	8,165	373,385
Rock-Tenn Co. Class A	2,300	142,278

		995,219

Hand & Machine Tools — 0.0%
Kennametal, Inc.	200	8,622
Lincoln Electric Holdings, Inc.	1,600	68,720

		77,342

Health Care – Products — 3.4%
Baxter International, Inc.	19,320	1,071,874
Becton, Dickinson & Co.	4,470	350,493
C.R. Bard, Inc.	3,450	319,194
CareFusion Corp. (a)	5,600	134,120
The Cooper Cos., Inc.	2,100	151,494
Covidien PLC	10,000	515,000
Edwards Lifesciences Corp. (a)	140	11,574
Gen-Probe, Inc. (a)	100	6,693
Henry Schein, Inc. (a)	600	42,534
Hill-Rom Holdings, Inc.	10,200	336,702
IDEXX Laboratories, Inc. (a)	800	67,672
Intuitive Surgical, Inc. (a)	1,196	550,052
Johnson & Johnson	20,580	1,356,428
Medtronic, Inc.	31,990	1,233,854
ResMed, Inc. (a)	6,000	174,180
St. Jude Medical, Inc.	12,540	523,043
Stryker Corp.	10,900	604,187
Techne Corp.	840	57,330
Thoratec Corp. (a)	17,600	517,440
Varian Medical Systems, Inc. (a)	3,900	256,893

		8,280,757

Health Care – Services — 1.0%
AMERIGROUP Corp. (a)	1,600	108,816
Covance, Inc. (a)	6,000	262,860
DaVita, Inc. (a)	3,000	245,430
HCA Holdings, Inc. (a)	2,800	68,432
Health Management Associates, Inc. Class A (a)	44,100	282,681
Laboratory Corporation of America Holdings (a)	2,710	247,667
Lincare Holdings, Inc.	2,575	66,152
MEDNAX, Inc. (a)	970	69,083
Quest Diagnostics, Inc.	5,300	307,824
Tenet Healthcare Corp. (a)	78,600	415,794
Universal Health Services, Inc. Class B	11,300	466,577

		2,541,316

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.1%
Harman International Industries, Inc.	1,800	$75,960
Tempur-Pedic International, Inc. (a)	2,300	153,433

		229,393

Household Products — 0.7%
Avery Dennison Corp.	16,700	453,405
Church & Dwight Co., Inc.	3,460	156,980
The Clorox Co.	180	12,359
Kimberly-Clark Corp.	11,870	849,417
Tupperware Brands Corp.	2,700	169,668

		1,641,829

Housewares — 0.1%
The Toro Co.	2,240	141,994

Insurance — 0.0%
Erie Indemnity Co. Class A	990	75,903
Validus Holdings Ltd.	400	12,828

		88,731

Internet — 4.1%
Amazon.com, Inc. (a)	4,151	807,121
eBay, Inc. (a)	22,230	702,468
Expedia, Inc.	19,600	634,452
F5 Networks, Inc. (a)	1,200	143,688
Google, Inc. Class A (a)	9,039	5,243,614
Netflix, Inc. (a)	1,471	176,814
Priceline.com, Inc. (a)	1,575	833,931
Rackspace Hosting, Inc. (a)	2,100	91,161
Symantec Corp. (a)	38,000	653,220
TIBCO Software, Inc. (a)	6,100	159,027
VeriSign, Inc.	6,240	231,254
WebMD Health Corp. (a)	7,511	210,609

		9,887,359

Iron & Steel — 0.4%
Allegheny Technologies, Inc.	100	4,539
Carpenter Technology Corp.	600	31,488
Cliffs Natural Resources, Inc.	9,240	667,590
Reliance Steel & Aluminum Co.	400	21,280
Schnitzer Steel Industries, Inc. Class A	300	13,089
Steel Dynamics, Inc.	12,300	196,185

		934,171

Leisure Time — 0.4%
Harley-Davidson, Inc.	9,500	419,805
Polaris Industries, Inc.	6,400	412,160
Royal Caribbean Cruises Ltd.	2,800	76,104

		908,069

Lodging — 0.8%
Choice Hotels International, Inc.	2,700	98,118
Hyatt Hotels Corp. Class A (a)	5,000	213,100
Las Vegas Sands Corp. (a)	4,900	240,639
Marriott International, Inc. Class A	4,467	153,888

	Number of Shares	Value
MGM Resorts International (a)	36,700	$478,935
Starwood Hotels & Resorts Worldwide, Inc.	5,600	303,744
Wynn Resorts Ltd.	2,890	333,015

		1,821,439

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	13,250	1,445,840
Ingersoll-Rand PLC	10,800	377,352
Joy Global, Inc.	3,400	308,346

		2,131,538

Machinery – Diversified — 1.3%
Cummins, Inc.	5,100	530,400
Deere & Co.	6,900	594,435
Eaton Corp.	4,500	220,635
Flowserve Corp.	40	4,407
Gardner Denver, Inc.	4,400	328,240
Graco, Inc.	1,200	55,176
IDEX Corp.	2,550	103,326
The Manitowoc Co., Inc.	1,000	13,440
Nordson Corp.	2,100	95,214
Rockwell Automation, Inc.	5,200	404,924
Roper Industries, Inc.	3,950	368,890
Wabtec Corp.	4,100	282,039
Zebra Technologies Corp. Class A (a)	1,050	39,753

		3,040,879

Manufacturing — 2.3%
3M Co.	15,480	1,342,271
Carlisle Cos., Inc.	100	4,773
Cooper Industries PLC	1,500	88,680
Danaher Corp.	5,820	305,608
Donaldson Co., Inc.	2,000	144,600
Dover Corp.	6,330	401,385
Harsco Corp.	6,800	151,164
Honeywell International, Inc.	26,160	1,518,327
Illinois Tool Works, Inc.	6,600	349,998
Leggett & Platt, Inc.	2,300	49,358
Pall Corp.	3,900	232,752
Parker Hannifin Corp.	3,400	274,312
Polypore International, Inc. (a)	500	19,040
SPX Corp.	1,400	97,482
Textron, Inc.	21,100	537,628

		5,517,378

Media — 3.0%
Cablevision Systems Corp. Class A	19,600	285,180
CBS Corp. Class B	10,300	293,344
Charter Communications, Inc. Class A (a)	500	28,820
Comcast Corp. Class A	31,000	824,290
DIRECTV Class A (a)	25,100	1,129,751
Discovery Communications, Inc. Series A (a)	10,800	463,104

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DISH Network Corp. Class A	21,400	$597,488
FactSet Research Systems, Inc.	1,200	105,984
John Wiley & Sons, Inc. Class A	3,900	177,021
Liberty Global, Inc. Class A (a)	3,200	146,816
The McGraw-Hill Cos., Inc.	4,970	228,620
Scripps Networks Interactive Class A	5,500	238,480
Sirius XM Radio, Inc. (a)	128,700	268,983
Thomson Reuters Corp.	2,400	65,976
Time Warner Cable, Inc.	14,900	1,098,428
Viacom, Inc. Class B	29,700	1,397,088

		7,349,373

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	920	150,586
The Timken Co.	1,700	83,011
Valmont Industries, Inc.	700	73,437

		307,034

Mining — 0.8%
Compass Minerals International, Inc.	1,700	124,219
Freeport-McMoRan Copper & Gold, Inc.	35,500	1,640,455
Molycorp, Inc. (a)	1,500	46,470
Royal Gold, Inc.	400	30,456
Southern Copper Corp.	200	6,938
Titanium Metals Corp.	100	1,538

		1,850,076

Oil & Gas — 6.1%
Anadarko Petroleum Corp.	1,400	113,008
Apache Corp.	3,900	385,632
Atwood Oceanics, Inc. (a)	3,700	170,126
Cabot Oil & Gas Corp.	1,800	57,420
Chevron Corp.	5,920	610,234
Cimarex Energy Co.	100	5,838
Concho Resources, Inc. (a)	100	10,666
Denbury Resources, Inc. (a)	6,500	122,590
Diamond Offshore Drilling, Inc.	2,600	161,980
EOG Resources, Inc.	400	42,456
EQT Corp.	1,100	55,572
EXCO Resources, Inc.	2,900	22,794
Exxon Mobil Corp.	128,990	10,801,622
Forest Oil Corp. (a)	7,000	91,000
Helmerich & Payne, Inc.	6,800	419,628
Murphy Oil Corp.	5,300	315,880
Newfield Exploration Co. (a)	2,300	86,963
Noble Energy, Inc.	600	60,402
Occidental Petroleum Corp.	4,100	409,057
Patterson-UTI Energy, Inc.	600	11,322
Pioneer Natural Resources Co.	100	9,930
QEP Resources, Inc.	5,100	146,064
Quicksilver Resources, Inc. (a)	22,300	111,723
Range Resources Corp.	900	51,768
Rowan Companies, Inc. (a)	600	20,406

	Number of Shares	Value
SM Energy Co.	500	$36,290
Southwestern Energy Co. (a)	5,700	177,498
Ultra Petroleum Corp. (a)	4,400	105,732
Whiting Petroleum Corp. (a)	2,100	105,189

		14,718,790

Oil & Gas Services — 2.3%
Baker Hughes, Inc.	3,900	191,607
Cameron International Corp. (a)	1,280	68,096
Core Laboratories NV	90	9,561
Dresser-Rand Group, Inc. (a)	1,570	80,431
FMC Technologies, Inc. (a)	200	10,222
Halliburton Co.	34,600	1,272,588
HollyFrontier Corp.	17,144	503,005
Oceaneering International, Inc.	1,800	87,462
Oil States International, Inc. (a)	1,200	95,628
RPC, Inc.	35,700	544,425
Schlumberger Ltd.	29,100	2,187,447
Superior Energy Services, Inc. (a)	19,500	555,945

		5,606,417

Packaging & Containers — 0.2%
Ball Corp.	4,900	192,374
Crown Holdings, Inc. (a)	1,400	50,498
Packaging Corporation of America	3,000	84,420
Silgan Holdings, Inc.	1,500	62,340

		389,632

Pharmaceuticals — 4.4%
Abbott Laboratories	57,220	3,098,463
Allergan, Inc.	6,840	601,304
AmerisourceBergen Corp.	11,900	463,743
BioMarin Pharmaceutical, Inc. (a)	100	3,567
Cardinal Health, Inc.	6,000	258,180
Catalyst Health Solutions, Inc. (a)	500	27,380
DENTSPLY International, Inc.	1,950	73,593
Eli Lilly & Co.	26,020	1,034,035
Endo Pharmaceuticals Holdings, Inc. (a)	10,100	375,417
Express Scripts, Inc. (a)	13,360	683,498
Gilead Sciences, Inc. (a)	25,700	1,255,188
Herbalife Ltd.	4,980	288,242
Hospira, Inc. (a)	1,470	50,656
Mead Johnson Nutrition Co.	2,200	162,998
Medco Health Solutions, Inc. (a)	12,020	745,481
Mylan, Inc. (a)	15,400	319,550
Patterson Cos., Inc.	900	28,989
Perrigo Co.	1,300	124,280
Sirona Dental Systems, Inc. (a)	1,700	82,195
SXC Health Solutions Corp. (a)	2,200	138,732
United Therapeutics Corp. (a)	8,300	408,194
Warner Chilcott PLC Class A (a)	5,500	92,785
Watson Pharmaceuticals, Inc. (a)	6,800	398,684

		10,715,154

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.1%
El Paso Corp.	2,900	$77,923
Kinder Morgan, Inc.	200	6,494
National Fuel Gas Co.	1,100	55,308

		139,725

Real Estate — 0.1%
CBRE Group, Inc. (a)	5,500	106,150
Jones Lang LaSalle, Inc.	1,300	102,388

		208,538

Real Estate Investment Trusts (REITS) — 1.2%
Apartment Investment & Management Co. Class A	1,400	34,384
Boston Properties, Inc.	2,900	301,745
Camden Property Trust	1,600	103,200
Digital Realty Trust, Inc.	3,400	240,924
Equity Residential	500	29,775
Essex Property Trust, Inc.	400	57,600
Federal Realty Investment Trust	1,100	103,906
The Macerich Co.	1,500	81,450
Plum Creek Timber Co., Inc.	3,500	135,730
Public Storage	2,040	283,274
Simon Property Group, Inc.	7,489	1,017,456
UDR, Inc.	400	10,408
Ventas, Inc.	6,900	402,339
Vornado Realty Trust	1,000	80,880
Weyerhaeuser Co.	2,800	56,056

		2,939,127

Retail — 8.7%
Abercrombie & Fitch Co. Class A	2,400	110,256
Advance Auto Parts, Inc.	4,540	347,946
AutoNation, Inc. (a)	3,000	107,280
AutoZone, Inc. (a)	1,448	503,730
Bed Bath & Beyond, Inc. (a)	11,700	710,190
Big Lots, Inc. (a)	3,000	118,470
Brinker International, Inc.	10,300	266,255
CarMax, Inc. (a)	500	15,215
Chico’s FAS, Inc.	6,000	68,640
Chipotle Mexican Grill, Inc. (a)	243	89,252
Coach, Inc.	8,500	595,425
Copart, Inc. (a)	500	23,520
Costco Wholesale Corp.	17,600	1,447,952
Darden Restaurants, Inc.	400	18,348
Dick’s Sporting Goods, Inc.	1,200	49,452
Dollar General Corp. (a)	2,900	123,569
Dollar Tree, Inc. (a)	2,720	230,683
DSW, Inc. Class A	10,600	529,682
Family Dollar Stores, Inc.	2,330	130,014
Guess?, Inc.	9,900	297,000
Hanesbrands, Inc. (a)	8,100	199,260
The Home Depot, Inc.	39,600	1,757,844
Kohl’s Corp.	8,600	395,514

	Number of Shares	Value
Limited Brands, Inc.	10,400	$435,344
Macy’s, Inc.	23,500	791,715
McDonald’s Corp.	31,780	3,147,809
MSC Industrial Direct Co., Inc. Class A	300	22,806
Nordstrom, Inc.	7,700	380,226
O’Reilly Automotive, Inc. (a)	4,000	326,040
Panera Bread Co. Class A (a)	900	133,425
PetSmart, Inc.	7,600	404,472
PVH Corp.	220	16,982
Ross Stores, Inc.	8,080	410,626
Sally Beauty Holdings, Inc. (a)	9,200	189,704
Starbucks Corp.	9,200	440,956
Target Corp.	3,200	162,592
Tiffany & Co.	600	38,280
The TJX Cos., Inc.	11,860	808,140
Tractor Supply Co.	500	40,385
Ulta Salon Cosmetics & Fragrance, Inc. (a)	200	15,244
Urban Outfitters, Inc. (a)	400	10,600
Wal-Mart Stores, Inc.	46,940	2,880,238
Walgreen Co.	35,600	1,187,616
Williams-Sonoma, Inc.	10,100	362,186
Yum! Brands, Inc.	10,540	667,498

		21,008,381

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	720	4,846

Semiconductors — 2.4%
Advanced Micro Devices, Inc. (a)	26,800	179,828
Altera Corp.	6,000	238,740
Analog Devices, Inc.	6,780	265,301
Applied Materials, Inc.	36,700	450,676
Atmel Corp. (a)	6,900	66,999
Avago Technologies Ltd.	6,600	224,004
Broadcom Corp. Class A (a)	9,400	322,796
Cypress Semiconductor Corp. (a)	12,500	214,938
Freescale Semiconductor Holdings I Ltd. (a)	600	9,582
Intersil Corp. Class A	20,900	235,334
KLA-Tencor Corp.	10,000	511,300
Lam Research Corp. (a)	8,300	353,497
Linear Technology Corp.	6,420	213,914
LSI Corp. (a)	6,200	46,934
Maxim Integrated Products, Inc.	10,000	268,400
MEMC Electronic Materials, Inc. (a)	13,200	60,324
Microchip Technology, Inc.	5,900	217,769
NVIDIA Corp. (a)	35,600	525,812
ON Semiconductor Corp. (a)	10,300	89,610
PMC-Sierra, Inc. (a)	33,700	219,050
QLogic Corp. (a)	39,900	691,068
Rovi Corp. (a)	100	3,209
Skyworks Solutions, Inc. (a)	3,000	64,740

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc.	1,050	$33,999
Xilinx, Inc.	11,310	405,464

		5,913,288

Software — 7.5%
Adobe Systems, Inc. (a)	19,050	589,598
Allscripts Healthcare Solutions, Inc. (a)	300	5,736
ANSYS, Inc. (a)	3,900	235,911
Autodesk, Inc. (a)	3,250	117,000
BMC Software, Inc. (a)	14,930	541,063
Broadridge Financial Solutions, Inc.	17,960	430,501
Cerner Corp. (a)	4,500	274,005
Citrix Systems, Inc. (a)	3,700	241,277
Compuware Corp. (a)	51,200	401,408
The Dun & Bradstreet Corp.	1,120	92,747
Electronic Arts, Inc. (a)	11,300	209,841
Fiserv, Inc. (a)	5,150	323,884
Informatica Corp. (a)	2,700	114,210
Intuit, Inc.	6,360	358,958
Microsoft Corp.	286,560	8,462,117
MSCI, Inc. Class A (a)	1,200	39,096
Nuance Communications, Inc. (a)	1,200	34,224
Oracle Corp.	170,600	4,810,920
Red Hat, Inc. (a)	3,600	166,932
Salesforce.com, Inc. (a)	1,140	133,152
SEI Investments Co.	6,900	126,753
Solera Holdings, Inc.	1,400	66,878
VeriFone Systems, Inc. (a)	3,600	153,720
VMware, Inc. Class A (a)	2,100	191,667

		18,121,598

Telecommunications — 2.5%
American Tower Corp.	2,515	159,728
Ciena Corp. (a)	200	2,910
Crown Castle International Corp. (a)	1,600	77,568
Harris Corp.	970	39,770
JDS Uniphase Corp. (a)	4,800	60,912
Juniper Networks, Inc. (a)	8,920	186,695
MetroPCS Communications, Inc. (a)	23,900	211,276
NeuStar, Inc. Class A (a)	2,700	98,577
NII Holdings, Inc. (a)	11,200	225,232
Polycom, Inc. (a)	700	13,965
QUALCOMM, Inc.	58,290	3,428,618
SBA Communications Corp. Class A (a)	1,470	67,208
tw telecom, Inc. (a)	3,800	76,570
Verizon Communications, Inc.	26,600	1,001,756
Virgin Media, Inc.	9,900	236,016
Windstream Corp.	7,170	86,542

		5,973,343

Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	3,870	135,102
Mattel, Inc.	8,900	275,900

		411,002

	Number of Shares	Value
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	4,500	$309,780
Con-way, Inc.	6,600	209,484
CSX Corp.	36,600	825,330
Expeditors International of Washington, Inc.	2,400	107,160
FedEx Corp.	500	45,745
J.B. Hunt Transport Services, Inc.	2,800	142,996
Kansas City Southern (a)	1,500	102,960
Kirby Corp. (a)	740	49,410
Landstar System, Inc.	6,460	330,429
Union Pacific Corp.	1,430	163,463
United Continental Holdings, Inc. (a)	21,655	500,231
United Parcel Service, Inc. Class B	18,800	1,422,220
UTI Worldwide, Inc.	3,900	58,071

		4,267,279

Water — 0.0%
Aqua America, Inc.	200	4,412

TOTAL COMMON STOCK (Cost $215,122,295)		240,598,753

TOTAL EQUITIES (Cost $215,122,295)		240,598,753

TOTAL LONG-TERM INVESTMENTS (Cost $215,122,295)		240,598,753

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (b)	$1,433,172	1,433,172

TOTAL SHORT-TERM INVESTMENTS (Cost $1,433,172)		1,433,172

TOTAL INVESTMENTS — 100.0% (Cost $216,555,467) (c)		242,031,925

Other Assets/ (Liabilities) — (0.0)%		(95,879)

NET ASSETS — 100.0%		$241,936,046

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,433,172. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 4/01/25, and an aggregate market value, including accrued interest, of $1,464,813.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 97.0%
Auto Manufacturers — 1.1%
Navistar International Corp. (a)	3,760	$162,770

Automotive & Parts — 1.4%
Lear Corp.	5,010	209,919

Banks — 7.9%
Fifth Third Bancorp	14,210	184,872
M&T Bank Corp.	4,175	332,914
Prosperity Bancshares, Inc.	4,180	173,512
Signature Bank (a)	2,510	145,957
TCF Financial Corp.	15,050	151,102
Zions Bancorp	11,700	197,028

		1,185,385

Beverages — 1.0%
Molson Coors Brewing Co. Class B	3,340	143,253

Chemicals — 5.1%
Airgas, Inc.	3,380	266,783
Celanese Corp. Series A	3,340	162,691
The Mosaic Co.	5,010	280,410
W.R. Grace & Co. (a)	1,090	58,359

		768,243

Coal — 0.6%
Alpha Natural Resources, Inc. (a)	4,180	84,102

Commercial Services — 2.9%
AerCap Holdings NV (a)	12,540	156,624
Coinstar, Inc. (a)	3,305	164,358
TeleTech Holdings, Inc. (a)	6,668	113,089

		434,071

Computers — 0.6%
Western Digital Corp. (a)	2,530	91,965

Diversified Financial — 1.1%
Affiliated Managers Group, Inc. (a)	1,672	168,053

Electric — 9.1%
Cleco Corp.	7,522	299,075
CMS Energy Corp.	13,373	291,932
GenOn Energy, Inc. (a)	33,420	71,185
NV Energy, Inc.	12,540	203,148
Pepco Holdings, Inc.	10,860	213,508
SCANA Corp.	6,680	299,464

		1,378,312

Electrical Components & Equipment — 1.7%
Energizer Holdings, Inc. (a)	3,340	257,581

Electronics — 0.7%
Agilent Technologies, Inc. (a)	2,510	106,600

Entertainment — 0.6%
Pinnacle Entertainment, Inc. (a)	10,028	97,272

	Number of Shares	Value
Environmental Controls — 1.6%
Republic Services, Inc.	8,350	$244,488

Foods — 3.9%
Adecoagro SA (a)	10,060	92,250
ConAgra Foods, Inc.	8,350	222,694
The Kroger Co.	5,010	119,038
Sara Lee Corp.	8,350	159,903

		593,885

Forest Products & Paper — 1.1%
Rock-Tenn Co. Class A	2,720	168,259

Gas — 1.6%
AGL Resources, Inc.	5,850	242,833

Hand & Machine Tools — 1.6%
Stanley Black & Decker, Inc.	3,340	234,401

Health Care – Services — 7.2%
Aetna, Inc.	7,100	310,270
DaVita, Inc. (a)	4,180	341,966
Humana, Inc.	2,505	222,995
Universal Health Services, Inc. Class B	5,010	206,863

		1,082,094

Household Products — 1.3%
Church & Dwight Co., Inc.	4,180	189,647

Housewares — 2.0%
Newell Rubbermaid, Inc.	16,720	308,818

Insurance — 8.8%
ACE Ltd.	2,503	174,209
Aon Corp.	5,640	273,145
Brown & Brown, Inc.	3,350	76,313
Everest Re Group Ltd.	3,340	285,236
The Progressive Corp.	12,540	254,311
Reinsurance Group of America, Inc. Class A	5,010	272,995

		1,336,209

Iron & Steel — 1.0%
Allegheny Technologies, Inc.	3,320	150,695

Machinery – Diversified — 1.7%
AGCO Corp. (a)	5,090	259,234

Manufacturing — 3.8%
Cooper Industries PLC	3,330	196,870
Tyco International Ltd.	7,520	383,144

		580,014

Oil & Gas — 6.6%
Bill Barrett Corp. (a)	5,435	150,115
Cimarex Energy Co.	2,510	146,534
Ensco PLC Sponsored ADR (United Kingdom)	2,840	149,498
EQT Corp.	2,510	126,805

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nabors Industries Ltd. (a)	8,350	$155,477
Noble Energy, Inc.	1,250	125,837
Whiting Petroleum Corp. (a)	2,950	147,765

		1,002,031

Oil & Gas Services — 1.5%
Tidewater, Inc.	4,180	225,093

Pharmaceuticals — 2.1%
Cardinal Health, Inc.	3,340	143,720
Mylan, Inc. (a)	8,350	173,263

		316,983

Real Estate Investment Trusts (REITS) — 1.2%
BioMed Realty Trust, Inc.	10,026	186,183

Retail — 2.3%
Abercrombie & Fitch Co. Class A	3,340	153,439
PVH Corp.	2,510	193,747

		347,186

Semiconductors — 2.0%
Atmel Corp. (a)	8,350	81,078
Marvell Technology Group Ltd. (a)	2,450	38,049
Xilinx, Inc.	5,010	179,608

		298,735

Software — 4.5%
Aspen Technology, Inc. (a)	5,900	106,259
CA, Inc.	3,280	84,558
Electronic Arts, Inc. (a)	12,578	233,574
Take-Two Interactive Software, Inc. (a)	16,720	260,832

		685,223

Telecommunications — 2.3%
Juniper Networks, Inc. (a)	10,020	209,719
NII Holdings, Inc. (a)	7,100	142,781

		352,500

Textiles — 1.4%
Mohawk Industries, Inc. (a)	3,340	204,274

Toys, Games & Hobbies — 3.2%
Hasbro, Inc.	5,010	174,899
Mattel, Inc.	10,020	310,620

		485,519

Transportation — 0.5%
United Continental Holdings, Inc. (a)	3,350	77,385

TOTAL COMMON STOCK (Cost $13,688,969)		14,659,215

TOTAL EQUITIES (Cost $13,688,969)		14,659,215

TOTAL LONG-TERM INVESTMENTS (Cost $13,688,969)		14,659,215

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (b)	$443,109	$443,109

TOTAL SHORT-TERM INVESTMENTS (Cost $443,109)		443,109

TOTAL INVESTMENTS — 99.9% (Cost $14,132,078) (c)		15,102,324

Other Assets/(Liabilities) — 0.1%		7,686

NET ASSETS — 100.0%		$15,110,010

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $443,109. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/01/26, and an aggregate market value, including accrued interest, of $453,256.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	13,636	$140,860

Aerospace & Defense — 1.7%
BE Aerospace, Inc. (a)	16,306	688,113
Cubic Corp.	941	43,512
Curtiss-Wright Corp.	3,587	134,010
Exelis, Inc.	13,490	134,765
LMI Aerospace, Inc. (a)	1,103	21,829
Moog, Inc. Class A (a)	1,669	71,133
Orbital Sciences Corp. (a)	6,872	99,575

		1,192,937

Agriculture — 0.1%
Universal Corp.	2,104	94,427

Airlines — 0.3%
Alaska Air Group, Inc. (a)	2,339	178,068
Spirit Airlines, Inc. (a)	354	5,944

		184,012

Apparel — 0.3%
Ascena Retail Group, Inc. (a)	5,061	179,008
Iconix Brand Group, Inc. (a)	376	6,922

		185,930

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	1,526	66,061

Automotive & Parts — 1.3%
Dana Holding Corp. (a)	57,115	848,158
Miller Industries, Inc.	2,307	37,627
Standard Motor Products, Inc.	2,874	59,463

		945,248

Banks — 2.5%
CapitalSource, Inc.	118,865	821,357
Cardinal Financial Corp.	1,524	17,084
Century Bancorp, Inc. Class A	690	19,582
Citizens & Northern Corp.	705	14,812
Columbia Banking System, Inc.	341	7,161
CVB Financial Corp.	1,100	11,583
Eagle Bancorp, Inc. (a)	925	15,531
First Horizon National Corp.	984	8,590
First Midwest Bancorp, Inc.	26,636	289,800
FirstMerit Corp.	29,127	457,003
Fulton Financial Corp.	5,967	55,434
Lakeland Financial Corp.	210	5,321
National Bankshares, Inc.	618	17,656
NBT Bancorp, Inc.	210	4,725
Republic Bancorp, Inc. Class A	1,083	27,519
State Bank Financial Corp. (a)	880	14,071

	Number of Shares	Value
Walker & Dunlop, Inc. (a)	1,464	$17,392
Washington Banking Co.	917	12,141
WesBanco, Inc.	858	17,126

		1,833,888

Beverages — 0.2%
Constellation Brands, Inc. Class A (a)	4,850	101,365
Cott Corp. (a)	1,430	10,053
Dr. Pepper Snapple Group, Inc.	1,560	60,559

		171,977

Biotechnology — 1.1%
Cambrex Corp. (a)	7,012	55,114
Halozyme Therapeutics, Inc. (a)	20,345	214,843
Inhibitex, Inc. (a)	6,570	167,732
Myriad Genetics, Inc. (a)	6,776	160,320
PDL BioPharma, Inc.	24,860	158,856
RTI Biologics, Inc. (a)	4,367	15,066

		771,931

Building Materials — 0.2%
Interline Brands, Inc. (a)	6,133	104,322

Chemicals — 2.1%
A. Schulman, Inc.	3,468	84,966
American Vanguard Corp.	2,283	34,314
Chemtura Corp. (a)	607	8,528
Cytec Industries, Inc.	11,929	594,780
Ferro Corp. (a)	17,636	119,219
H.B. Fuller Co.	5,379	153,947
Huntsman Corp.	1,188	15,123
Kronos Worldwide, Inc.	3,251	74,838
Olin Corp.	6,241	138,550
PolyOne Corp.	7,499	108,136
Ultrapar Participacoes SA Sponsored ADR (Brazil)	4,283	85,232
The Valspar Corp.	2,628	113,635

		1,531,268

Commercial Services — 7.6%
Aaron’s, Inc.	2,740	72,911
Advance America Cash Advance Centers, Inc.	14,073	110,755
Alliance Data Systems Corp. (a)	70	7,756
AVEO Pharmaceuticals, Inc. (a)	9,156	120,676
Booz Allen Hamilton Holding Corp. (a)	3,568	62,797
Bridgepoint Education, Inc. (a)	5,189	127,597
Capella Education Co. (a)	439	18,583
Chemed Corp.	1,876	105,319
Coinstar, Inc. (a)	2,691	133,823
Convergys Corp. (a)	8,204	109,195
Corrections Corporation of America (a)	5,473	128,780

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Deluxe Corp.	7,176	$183,490
DeVry, Inc.	435	16,426
Euronet Worldwide, Inc. (a)	3,133	57,522
ExamWorks Group, Inc. (a)	1,161	12,817
FleetCor Technologies, Inc. (a)	500	16,995
Genpact Ltd. (a)	6,730	98,460
Global Payments, Inc.	2,289	114,496
HMS Holdings Corp. (a)	12,502	412,691
ICF International, Inc. (a)	3,105	87,996
Insperity, Inc.	2,269	63,577
Intersections, Inc.	2,456	30,160
ITT Educational Services, Inc. (a)	100	6,587
Kforce, Inc. (a)	130	1,617
Korn/Ferry International (a)	30,120	494,872
MAXIMUS, Inc.	430	19,363
Medifast, Inc. (a)	4,830	79,598
Monro Muffler Brake, Inc.	13,884	582,295
Monster Worldwide, Inc. (a)	750	5,400
Moody’s Corp.	15,938	593,372
Multi-Color Corp.	618	14,158
Navigant Consulting, Inc. (a)	290	3,715
On Assignment, Inc. (a)	1,663	18,642
Quad/Graphics, Inc.	679	7,978
Robert Half International, Inc.	42,959	1,189,535
SAIC, Inc. (a)	10,282	132,227
Service Corp. International	1,040	11,544
ServiceSource International, Inc. (a)	620	10,490
Towers Watson & Co. Class A	1,730	103,454
Transcend Services, Inc. (a)	1,340	33,259
TrueBlue, Inc. (a)	5,047	83,326
Valassis Communications, Inc. (a)	480	10,920

		5,495,174

Computers — 4.1%
Brocade Communications Systems, Inc. (a)	21,327	119,644
CACI International, Inc. Class A (a)	7,298	428,320
Cadence Design Systems, Inc. (a)	13,028	137,576
CGI Group, Inc. (a)	6,088	122,856
Cray, Inc. (a)	2,329	17,374
Electronics for Imaging, Inc. (a)	6,459	110,836
Fortinet, Inc. (a)	18,679	426,068
j2 Global, Inc.	10,602	285,830
Jack Henry & Associates, Inc.	120	4,104
Lexmark International, Inc. Class A	280	9,772
Manhattan Associates, Inc. (a)	174	7,637
MTS Systems Corp.	140	6,425
Netscout Systems, Inc. (a)	1,080	22,313
Riverbed Technology, Inc. (a)	575	13,766
STEC, Inc. (a)	1,448	13,698
Sykes Enterprises, Inc. (a)	6,663	116,802
Synaptics, Inc. (a)	5,823	223,079
Synopsys, Inc. (a)	4,925	143,711

	Number of Shares	Value
Western Digital Corp. (a)	20,892	$759,424

		2,969,235

Distribution & Wholesale — 2.0%
Beacon Roofing Supply, Inc. (a)	3,455	78,981
Brightpoint, Inc. (a)	6,494	76,110
Fossil, Inc. (a)	7,181	682,554
Pool Corp.	17,526	596,410
Tech Data Corp. (a)	310	16,095

		1,450,150

Diversified Financial — 1.8%
Apollo Global Management LLC Class A	11,994	178,471
Encore Capital Group, Inc. (a)	2,800	65,800
Federated Investors, Inc. Class B	7,975	136,213
Financial Engines, Inc. (a)	7,085	169,686
KBW, Inc.	21,565	373,721
Knight Capital Group, Inc. Class A (a)	4,540	58,975
The NASDAQ OMX Group, Inc. (a)	880	21,806
Ocwen Financial Corp. (a)	14,450	207,935
World Acceptance Corp. (a)	1,316	83,856

		1,296,463

Electric — 3.2%
The AES Corp. (a)	84,087	1,072,950
CenterPoint Energy, Inc.	5,320	98,260
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	7,349	148,744
Cia Paranaense de Energia Sponsored ADR (Brazil)	6,593	150,914
CMS Energy Corp.	8,061	175,972
El Paso Electric Co.	2,180	75,864
NorthWestern Corp.	3,618	127,137
NV Energy, Inc.	4,730	76,626
Portland General Electric Co.	6,782	169,143
TECO Energy, Inc.	9,668	174,507

		2,270,117

Electrical Components & Equipment — 1.7%
Belden, Inc.	2,770	108,612
EnerSys (a)	621	17,997
Generac Holdings, Inc. (a)	9,681	281,330
General Cable Corp. (a)	10,992	339,213
Greatbatch, Inc. (a)	15,813	370,340
Molex, Inc.	5,164	136,536

		1,254,028

Electronics — 2.4%
Avnet, Inc. (a)	514	17,923
Brady Corp. Class A	2,400	77,688
Daktronics, Inc.	2,103	23,007
DDi Corp.	3,762	36,529
Elster Group SE ADR (Germany) (a)	2,471	33,433
Flextronics International Ltd. (a)	450	3,092

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Imax Corp. (a)	35,932	$744,152
Itron, Inc. (a)	184	7,137
Ituran Location and Control Ltd.	1,525	20,023
Jabil Circuit, Inc.	6,131	138,928
Newport Corp. (a)	5,263	97,208
PerkinElmer, Inc.	360	8,633
Vishay Intertechnology, Inc. (a)	10,461	128,461
Waters Corp. (a)	4,771	413,025
X-Rite, Inc. (a)	2,206	10,015
Zygo Corp. (a)	268	4,741

		1,763,995

Energy – Alternate Sources — 0.2%
Renewable Energy Group, Inc. (a)	15,200	138,624

Engineering & Construction — 1.9%
AECOM Technology Corp. (a)	17,778	406,938
EMCOR Group, Inc.	958	27,619
KBR, Inc.	23,493	755,065
URS Corp. (a)	3,958	162,872

		1,352,494

Entertainment — 0.1%
Cinemark Holdings, Inc.	3,970	78,288
Marriott Vacations Worldwide Corp. (a)	490	10,168

		88,456

Environmental Controls — 0.5%
Rentech, Inc. (a)	770	1,355
Tetra Technologies, Inc. (a)	6,034	139,567
Waste Connections, Inc.	7,342	237,220

		378,142

Foods — 1.0%
Ruddick Corp.	840	33,886
Safeway, Inc.	2,550	56,049
Spartan Stores, Inc.	2,288	42,877
TreeHouse Foods, Inc. (a)	9,129	516,154
Tyson Foods, Inc. Class A	731	13,626
Village Super Market	502	15,938
Weis Markets, Inc.	926	39,142

		717,672

Forest Products & Paper — 0.6%
Boise, Inc.	15,238	116,418
Buckeye Technologies, Inc.	4,541	152,260
KapStone Paper and Packaging Corp. (a)	2,640	46,094
P.H. Glatfelter Co.	8,977	132,680

		447,452

Gas — 0.7%
The Laclede Group, Inc.	160	6,665
PAA Natural Gas Storage LP	20,835	380,864
Vectren Corp.	2,947	84,255

		471,784

	Number of Shares	Value
Hand & Machine Tools — 0.6%
Regal-Beloit Corp.	8,169	$463,754

Health Care – Products — 1.4%
C.R. Bard, Inc.	430	39,784
CONMED Corp. (a)	2,502	73,559
Cyberonics, Inc. (a)	660	21,450
Dexcom, Inc. (a)	29,392	322,430
Henry Schein, Inc. (a)	140	9,925
ICU Medical, Inc. (a)	820	38,105
IDEXX Laboratories, Inc. (a)	93	7,867
Orthofix International NV (a)	4,430	177,864
PSS World Medical, Inc. (a)	5,658	137,320
ResMed, Inc. (a)	4,330	125,700
Thoratec Corp. (a)	290	8,526
Vascular Solutions, Inc. (a)	41	456
Young Innovations, Inc.	721	22,019

		985,005

Health Care – Services — 2.3%
AmSurg Corp. (a)	4,277	110,133
Assisted Living Concepts, Inc.	309	4,845
Brookdale Senior Living, Inc. (a)	934	16,438
Centene Corp. (a)	4,048	182,970
DaVita, Inc. (a)	240	19,634
The Ensign Group, Inc.	3,889	103,097
HEALTHSOUTH Corp. (a)	25,637	494,538
Laboratory Corporation of America Holdings (a)	150	13,709
LifePoint Hospitals, Inc. (a)	3,656	146,935
Lincare Holdings, Inc.	5,676	145,816
Magellan Health Services, Inc. (a)	125	6,103
Metropolitan Health Networks, Inc. (a)	8,647	69,349
Molina Healthcare, Inc. (a)	2,717	83,167
Select Medical Holdings Corp. (a)	8,753	72,562
Triple-S Management Corp. Class B (a)	1,603	34,192
U.S. Physical Therapy, Inc.	2,576	52,550
Universal Health Services, Inc. Class B	2,861	118,131

		1,674,169

Holding Company – Diversified — 0.1%
Primoris Services Corp.	5,538	88,110

Home Builders — 0.9%
Toll Brothers, Inc. (a)	31,245	681,453

Household Products — 0.8%
Church & Dwight Co., Inc.	8,328	377,841
CSS Industries, Inc.	917	19,642
Helen of Troy Ltd. (a)	2,020	64,984
Jarden Corp.	3,543	119,364

		581,831

Insurance — 4.1%
Alterra Capital Holdings Ltd.	9,470	228,890
American Financial Group, Inc.	4,872	178,656

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Safety Insurance Holdings Ltd. (a)	1,330	$28,928
AmTrust Financial Services, Inc.	9,150	237,259
Assured Guaranty Ltd.	6,523	101,172
Brown & Brown, Inc.	22,905	521,776
CNO Financial Group, Inc. (a)	15,603	104,852
FBL Financial Group, Inc. Class A	458	15,911
Fidelity National Financial, Inc. Class A	9,868	179,499
Global Indemnity PLC (a)	384	7,715
HCC Insurance Holdings, Inc.	5,390	149,626
Horace Mann Educators Corp.	5,215	81,563
Maiden Holdings Ltd.	8,408	78,363
Meadowbrook Insurance Group, Inc.	9,585	95,562
Primerica, Inc.	6,408	156,996
ProAssurance Corp.	570	46,529
Protective Life Corp.	4,648	116,246
Reinsurance Group of America, Inc. Class A	2,803	152,735
RLI Corp.	130	9,272
Symetra Financial Corp.	12,995	119,814
Torchmark Corp.	2,631	120,158
Tower Group, Inc.	5,380	116,154
Universal Insurance Holdings, Inc.	1,618	6,488
Unum Group	5,320	121,456

		2,975,620

Internet — 1.7%
AboveNet, Inc. (a)	140	9,303
Ancestry.com, Inc. (a)	298	8,821
AOL, Inc. (a)	980	15,886
Digital River, Inc. (a)	682	10,919
Expedia, Inc.	700	22,659
Global Sources Ltd. (a)	1,371	8,336
OpenTable, Inc. (a)	230	11,079
TIBCO Software, Inc. (a)	29,405	766,588
TripAdvisor, Inc. (a)	210	6,911
United Online, Inc.	8,006	45,474
ValueClick, Inc. (a)	9,399	163,919
WebMD Health Corp. (a)	434	12,169
Websense, Inc. (a)	6,806	128,633

		1,210,697

Investment Companies — 0.0%
Prospect Capital Corp.	1,604	16,553

Iron & Steel — 0.2%
Steel Dynamics, Inc.	9,610	153,279

Leisure Time — 0.0%
Polaris Industries, Inc.	120	7,728

Lodging — 0.2%
Ameristar Casinos, Inc.	6,336	123,932

Machinery – Diversified — 1.4%
AGCO Corp. (a)	2,646	134,761

	Number of Shares	Value
Albany International Corp. Class A	3,371	$80,971
Applied Industrial Technologies, Inc.	4,418	170,446
Briggs & Stratton Corp.	3,336	52,075
Gardner Denver, Inc.	94	7,012
Kadant, Inc. (a)	2,371	57,521
Sauer-Danfoss, Inc. (a)	2,257	113,753
Tennant Co.	550	21,164
Wabtec Corp.	4,926	338,860
Xylem, Inc.	400	10,364

		986,927

Manufacturing — 1.2%
Actuant Corp. Class A	5,390	136,637
AZZ, Inc.	190	9,327
Barnes Group, Inc.	2,090	52,856
Blount International, Inc. (a)	4,852	79,670
Ceradyne, Inc. (a)	747	24,718
FreightCar America, Inc. (a)	7,798	169,295
GP Strategies Corp. (a)	2,453	36,059
John Bean Technologies Corp.	850	13,949
Koppers Holdings, Inc.	2,103	79,893
LSB Industries, Inc. (a)	2,009	70,415
Myers Industries, Inc.	2,863	38,107
Park-Ohio Holdings Corp. (a)	1,169	23,251
Standex International Corp.	1,183	47,426
Tredegar Corp.	2,459	60,639

		842,242

Media — 0.8%
Demand Media, Inc. (a)	1,875	11,812
DISH Network Corp. Class A	2,292	63,993
The Dolan Co. (a)	10	94
FactSet Research Systems, Inc.	3,257	287,658
Journal Communications, Inc. Class A (a)	4,154	21,352
Scholastic Corp.	940	27,739
Sinclair Broadcast Group, Inc. Class A	11,952	146,771

		559,419

Metal Fabricate & Hardware — 0.2%
Valmont Industries, Inc.	90	9,442
Worthington Industries, Inc.	8,214	151,220

		160,662

Mining — 1.2%
Century Aluminum Co. (a)	30,445	305,363
Compass Minerals International, Inc.	5,312	388,148
IAMGOLD Corp.	1,540	25,779
Nevsun Resources Ltd.	1,060	6,954
Noranda Aluminum Holding Corp.	1,753	18,389
Pan American Silver Corp.	4,633	106,003

		850,636

Office Furnishings — 0.5%
Herman Miller, Inc.	6,210	131,155
Knoll, Inc.	8,843	141,134

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Steelcase, Inc. Class A	10,628	$92,570

		364,859

Oil & Gas — 2.5%
CVR Energy, Inc. (a)	7,584	189,145
Delek US Holdings, Inc.	1,880	23,669
Energy Partners Ltd. (a)	6,570	104,989
Energy XXI (Bermuda) Ltd. (a)	8,540	280,368
Gran Tierra Energy, Inc. (a)	640	3,693
Kosmos Energy Ltd. (a)	22,443	281,884
Parker Drilling Co. (a)	17,434	113,321
Patterson-UTI Energy, Inc.	3,452	65,139
Petrobras Argentina SA ADR (Argentina)	2,958	48,038
Precision Drilling Corp. (a)	10,956	111,970
Tesoro Corp. (a)	6,462	161,744
TransGlobe Energy Corp. (a)	320	3,104
VAALCO Energy, Inc. (a)	17,304	107,631
W&T Offshore, Inc.	6,823	147,445
Warren Resources, Inc. (a)	8,740	31,115
Western Refining, Inc.	9,485	156,787

		1,830,042

Oil & Gas Services — 2.5%
Basic Energy Services, Inc. (a)	340	6,124
Bolt Technology Corp.	589	7,062
C&J Energy Services, Inc. (a)	1,480	24,642
Helix Energy Solutions Group, Inc. (a)	7,263	119,476
HollyFrontier Corp.	43,312	1,270,774
Matrix Service Co. (a)	3,695	43,010
Newpark Resources, Inc. (a)	15,314	124,656
RPC, Inc.	7,208	109,922
Superior Energy Services, Inc. (a)	4,377	124,788

		1,830,454

Packaging & Containers — 1.5%
Graphic Packaging Holding Co. (a)	18,505	92,710
Packaging Corporation of America	29,403	827,400
Sealed Air Corp.	7,082	141,144
Silgan Holdings, Inc.	810	33,664

		1,094,918

Pharmaceuticals — 2.7%
Achillion Pharmaceuticals, Inc. (a)	12,800	141,952
Hi-Tech Pharmacal Co., Inc. (a)	3,360	130,973
The Medicines Co. (a)	8,686	174,762
Medivation, Inc. (a)	2,949	163,404
Obagi Medical Products, Inc. (a)	1,948	19,967
Patterson Cos., Inc.	3,661	117,921
Questcor Pharmaceuticals, Inc. (a)	27,710	981,765
United Therapeutics Corp. (a)	350	17,213
USANA Health Sciences, Inc. (a)	2,329	81,003
Warner Chilcott PLC Class A (a)	8,678	146,398

		1,975,358

	Number of Shares	Value
Pipelines — 0.8%
MarkWest Energy Partners LP	9,667	$560,299

Real Estate — 0.1%
MI Developments, Inc.	1,220	42,663

Real Estate Investment Trusts (REITS) — 9.2%
American Campus Communities, Inc.	4,303	184,168
BioMed Realty Trust, Inc.	3,840	71,309
BRE Properties, Inc.	3,690	191,216
Camden Property Trust	1,731	111,649
Chatham Lodging Trust	12,012	148,588
Colonial Properties Trust	1,532	32,754
CubeSmart	14,038	159,752
CYS Investments, Inc.	30,019	405,256
DDR Corp.	4,021	55,731
Digital Realty Trust, Inc.	10,639	753,880
Douglas Emmett, Inc.	870	18,192
Eastgroup Properties	2,962	140,695
Equity Lifestyle Properties, Inc.	1,354	94,970
Essex Property Trust, Inc.	1,199	172,656
Extra Space Storage, Inc.	7,799	205,270
Federal Realty Investment Trust	1,438	135,833
Glimcher Realty Trust	8,319	80,112
Hatteras Financial Corp.	18,490	513,282
Highwoods Properties, Inc.	2,030	67,173
Home Properties, Inc.	3,020	179,932
Hospitality Properties Trust	5,409	131,060
Kilroy Realty Corp.	250	10,408
LaSalle Hotel Properties	29,617	801,140
LTC Properties, Inc.	2,405	76,840
Mid-America Apartment Communities, Inc.	8,132	519,797
National Retail Properties, Inc.	4,516	121,977
Post Properties, Inc.	1,850	82,677
PS Business Parks, Inc.	470	29,206
Regency Centers Corp.	1,030	42,560
Sovran Self Storage, Inc.	2,248	104,577
Starwood Property Trust, Inc.	26,294	517,992
Sun Communities, Inc.	2,839	113,872
Tanger Factory Outlet Centers, Inc.	5,918	174,581
Taubman Centers, Inc.	2,711	181,718
Universal Health Realty Income Trust	562	22,474

		6,653,297

Retail — 8.3%
Advance Auto Parts, Inc.	1,507	115,497
AFC Enterprises, Inc (a)	1,171	19,731
ANN, Inc. (a)	5,330	129,306
Big Lots, Inc. (a)	4,102	161,988
Bob Evans Farms, Inc.	2,558	90,374
Brinker International, Inc.	6,236	161,201
CarMax, Inc. (a)	16,530	503,008
Casual Male Retail Group, Inc. (a)	866	2,737
The Cato Corp. Class A	6,008	161,075

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CEC Entertainment, Inc.	430	$15,123
The Cheesecake Factory, Inc. (a)	3,783	111,901
Chico’s FAS, Inc.	11,473	131,251
Cracker Barrel Old Country Store, Inc.	5,060	265,498
Dick’s Sporting Goods, Inc.	240	9,890
Dillard’s, Inc. Class A	3,597	159,167
DSW, Inc. Class A	299	14,941
Dunkin’ Brands Group, Inc. (a)	22,443	620,549
Express, Inc. (a)	8,462	183,118
EZCORP, Inc. Class A (a)	4,189	112,349
The Finish Line, Inc. Class A	7,653	161,861
First Cash Financial Services, Inc. (a)	166	6,682
Foot Locker, Inc.	7,614	199,791
Fred’s, Inc. Class A	5,001	73,765
GameStop Corp. Class A (a)	6,844	159,876
GNC Holdings, Inc. (a)	330	9,078
Group 1 Automotive, Inc.	1,080	57,607
hhgregg, Inc. (a)	670	6,821
Hibbett Sports, Inc. (a)	200	9,586
HSN, Inc.	260	9,279
Jack in the Box, Inc. (a)	440	9,328
The Men’s Wearhouse, Inc.	4,411	152,135
P.F. Chang’s China Bistro, Inc.	217	7,066
Papa John’s International, Inc. (a)	4,356	168,751
PetSmart, Inc.	600	31,932
Pier 1 Imports, Inc. (a)	8,297	129,018
PVH Corp.	11,864	915,782
RadioShack Corp.	540	3,877
Regis Corp.	3,513	60,213
Saks, Inc. (a)	12,778	127,524
Sally Beauty Holdings, Inc. (a)	6,163	127,081
Susser Holdings Corp. (a)	960	22,896
Texas Roadhouse, Inc.	5,463	82,819
Tractor Supply Co.	4,000	323,080
The Wet Seal, Inc. Class A (a)	27,017	94,560
Williams-Sonoma, Inc.	2,158	77,386

		5,996,498

Savings & Loans — 0.5%
BankUnited, Inc.	13,129	300,785
Flushing Financial Corp.	260	3,409
OceanFirst Financial Corp.	1,301	17,629

		321,823

Semiconductors — 4.6%
ATMI, Inc. (a)	2,834	66,259
Brooks Automation, Inc.	12,888	138,159
Cabot Microelectronics Corp. (a)	200	10,084
Cavium, Inc. (a)	12,103	388,990
Cypress Semiconductor Corp. (a)	4,361	74,987
Entegris, Inc. (a)	11,008	105,457
Entropic Communications, Inc. (a)	9,141	53,384
GT Advanced Technologies, Inc. (a)	15,899	137,049
IXYS Corp. (a)	2,658	36,468

	Number of Shares	Value
Kulicke & Soffa Industries, Inc. (a)	9,060	$97,939
Lattice Semiconductor Corp. (a)	24,087	163,792
OmniVision Technologies, Inc. (a)	1,480	19,699
QLogic Corp. (a)	10,376	179,712
Rudolph Technologies, Inc. (a)	2,644	27,048
Semtech Corp. (a)	29,721	847,049
Skyworks Solutions, Inc. (a)	45,199	975,394

		3,321,470

Software — 2.6%
ACI Worldwide, Inc. (a)	670	20,355
Actuate Corp. (a)	3,095	17,827
Acxiom Corp. (a)	8,837	121,244
Allscripts Healthcare Solutions, Inc. (a)	520	9,942
BMC Software, Inc. (a)	550	19,932
Broadridge Financial Solutions, Inc.	4,760	114,097
CSG Systems International, Inc. (a)	4,794	77,998
Digi International, Inc. (a)	1,221	13,785
The Dun & Bradstreet Corp.	103	8,530
Ebix, Inc.	570	14,125
Fair Isaac Corp.	270	9,785
Informatica Corp. (a)	160	6,768
JDA Software Group, Inc. (a)	4,003	117,968
ManTech International Corp. Class A	3,797	133,465
MedAssets, Inc. (a)	950	10,032
Medidata Solutions, Inc. (a)	290	6,061
MSCI, Inc. Class A (a)	25,650	835,677
Progress Software Corp. (a)	670	15,631
Solarwinds, Inc. (a)	10,874	343,727
VeriFone Systems, Inc. (a)	250	10,675

		1,907,624

Telecommunications — 3.3%
Amdocs Ltd. (a)	2,683	78,988
Aruba Networks, Inc. (a)	37,363	828,711
Finisar Corp. (a)	29,556	598,805
Globecomm Systems, Inc. (a)	1,027	14,655
NeuStar, Inc. Class A (a)	4,477	163,455
Nortel Inversora SA Series B ADR (Argentina) (a)	1,227	31,644
Plantronics, Inc.	3,226	120,136
Telecom Argentina SA Sponsored ADR (Argentina)	6,306	132,111
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	10,578	92,769
Telephone & Data Systems, Inc.	3,597	94,601
USA Mobility, Inc.	6,983	98,809
Vonage Holdings Corp. (a)	44,899	113,595

		2,368,279

Textiles — 0.2%
Cintas Corp.	3,061	113,410

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 2.6%
Genesee & Wyoming, Inc. Class A (a)	5,866	$364,278
Hub Group, Inc. Class A (a)	11,707	400,731
Old Dominion Freight Line, Inc. (a)	24,990	1,065,074
Werner Enterprises, Inc.	2,100	54,873

		1,884,956

Water — 0.5%
Aqua America, Inc.	15,444	340,695

TOTAL COMMON STOCK (Cost $62,469,769)		70,285,309

TOTAL EQUITIES (Cost $62,469,769)		70,285,309

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	300	3

TOTAL RIGHTS (Cost $0)		3

TOTAL LONG-TERM INVESTMENTS (Cost $62,469,769)		70,285,312

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (c)	$1,616,339	1,616,339

Time Deposits — 0.3%
Euro Time Deposit, 0.010% 2/01/12	177,485	177,485

TOTAL SHORT-TERM INVESTMENTS (Cost $1,793,824)		1,793,824

TOTAL INVESTMENTS — 99.9% (Cost $64,263,593) (d)		72,079,136

Other Assets/ (Liabilities) — 0.1%		106,315

NET ASSETS — 100.0%		$72,185,451

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,616,339. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $1,650,332.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	26,300	$271,679

Aerospace & Defense — 1.7%
BE Aerospace, Inc. (a)	29,763	1,255,999
Cubic Corp.	1,830	84,619
Curtiss-Wright Corp.	6,980	260,773
Exelis, Inc.	25,970	259,440
LMI Aerospace, Inc. (a)	2,150	42,549
Moog, Inc. Class A (a)	3,120	132,974
Orbital Sciences Corp. (a)	13,380	193,876

		2,230,230

Agriculture — 0.1%
Universal Corp.	4,055	181,988

Airlines — 0.3%
Alaska Air Group, Inc. (a)	4,540	345,630
Spirit Airlines, Inc. (a)	650	10,914

		356,544

Apparel — 0.3%
Ascena Retail Group, Inc. (a)	9,850	348,395
Iconix Brand Group, Inc. (a)	728	13,402

		361,797

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	2,957	128,009

Automotive & Parts — 1.3%
Dana Holding Corp. (a)	104,281	1,548,573
Miller Industries, Inc.	4,464	72,808
Standard Motor Products, Inc.	5,535	114,519

		1,735,900

Banks — 2.5%
CapitalSource, Inc.	217,209	1,500,914
Cardinal Financial Corp.	2,925	32,789
Century Bancorp, Inc. Class A	1,360	38,597
Citizens & Northern Corp.	1,358	28,532
Columbia Banking System, Inc.	665	13,965
CVB Financial Corp.	2,030	21,376
Eagle Bancorp, Inc. (a)	1,780	29,886
First Horizon National Corp.	1,902	16,604
First Midwest Bancorp, Inc.	47,296	514,580
FirstMerit Corp.	53,185	834,473
Fulton Financial Corp.	11,250	104,512
Lakeland Financial Corp.	400	10,136
National Bankshares, Inc.	1,270	36,284
NBT Bancorp, Inc.	400	9,000
Republic Bancorp, Inc. Class A	2,119	53,844
State Bank Financial Corp. (a)	1,640	26,224

	Number of Shares	Value
Walker & Dunlop, Inc. (a)	2,845	$33,799
Washington Banking Co.	1,790	23,700
WesBanco, Inc.	1,644	32,814

		3,362,029

Beverages — 0.2%
Constellation Brands, Inc. Class A (a)	8,990	187,891
Cott Corp. (a)	2,650	18,630
Dr. Pepper Snapple Group, Inc.	2,900	112,578

		319,099

Biotechnology — 1.1%
Cambrex Corp. (a)	14,040	110,354
Halozyme Therapeutics, Inc. (a)	35,402	373,845
Inhibitex, Inc. (a)	11,630	296,914
Myriad Genetics, Inc. (a)	13,120	310,419
PDL BioPharma, Inc.	48,838	312,075
RTI Biologics, Inc. (a)	8,391	28,949

		1,432,556

Building Materials — 0.2%
Interline Brands, Inc. (a)	11,812	200,922

Chemicals — 2.1%
A. Schulman, Inc.	6,437	157,707
American Vanguard Corp.	4,220	63,427
Chemtura Corp. (a)	1,170	16,439
Cytec Industries, Inc.	21,768	1,085,352
Ferro Corp. (a)	31,316	211,696
H.B. Fuller Co.	10,420	298,220
Huntsman Corp.	2,301	29,292
Kronos Worldwide, Inc.	6,300	145,026
Olin Corp.	12,100	268,620
PolyOne Corp.	14,570	210,099
Ultrapar Participacoes SA Sponsored ADR (Brazil)	7,940	158,006
The Valspar Corp.	5,059	218,751

		2,862,635

Commercial Services — 7.6%
Aaron’s, Inc.	5,220	138,904
Advance America Cash Advance Centers, Inc.	27,066	213,009
Alliance Data Systems Corp. (a)	131	14,515
AVEO Pharmaceuticals, Inc. (a)	16,235	213,977
Booz Allen Hamilton Holding Corp. (a)	6,630	116,688
Bridgepoint Education, Inc. (a)	10,154	249,687
Capella Education Co. (a)	850	35,981
Chemed Corp.	3,640	204,350
Coinstar, Inc. (a)	5,210	259,093
Convergys Corp. (a)	15,320	203,909
Corrections Corporation of America (a)	10,630	250,124

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Deluxe Corp.	14,254	$364,475
DeVry, Inc.	840	31,718
Euronet Worldwide, Inc. (a)	6,055	111,170
ExamWorks Group, Inc. (a)	2,248	24,818
FleetCor Technologies, Inc. (a)	968	32,902
Genpact Ltd. (a)	12,500	182,875
Global Payments, Inc.	4,273	213,735
HMS Holdings Corp. (a)	22,199	732,789
ICF International, Inc. (a)	5,984	169,587
Insperity, Inc.	4,214	118,076
Intersections, Inc.	4,780	58,698
ITT Educational Services, Inc. (a)	194	12,779
Kforce, Inc. (a)	240	2,986
Korn/Ferry International (a)	54,994	903,551
MAXIMUS, Inc.	820	36,925
Medifast, Inc. (a)	9,350	154,088
Monro Muffler Brake, Inc.	25,346	1,063,011
Monster Worldwide, Inc. (a)	1,452	10,454
Moody’s Corp.	28,370	1,056,215
Multi-Color Corp.	1,200	27,492
Navigant Consulting, Inc. (a)	550	7,046
On Assignment, Inc. (a)	3,230	36,208
Quad/Graphics, Inc.	1,319	15,498
Robert Half International, Inc.	78,453	2,172,364
SAIC, Inc. (a)	19,950	256,557
Service Corp. International	2,020	22,422
ServiceSource International, Inc. (a)	1,190	20,135
Towers Watson & Co. Class A	3,340	199,732
Transcend Services, Inc. (a)	2,620	65,028
TrueBlue, Inc. (a)	9,349	154,352
Valassis Communications, Inc. (a)	910	20,703

		10,178,626

Computers — 4.1%
Brocade Communications Systems, Inc. (a)	39,580	222,044
CACI International, Inc. Class A (a)	13,306	780,929
Cadence Design Systems, Inc. (a)	25,410	268,330
CGI Group, Inc. (a)	11,790	237,922
Cray, Inc. (a)	4,570	34,092
Electronics for Imaging, Inc. (a)	12,560	215,530
Fortinet, Inc. (a)	34,094	777,684
j2 Global, Inc.	18,899	509,517
Jack Henry & Associates, Inc.	240	8,208
Lexmark International, Inc. Class A	540	18,846
Manhattan Associates, Inc. (a)	337	14,791
MTS Systems Corp.	260	11,931
Netscout Systems, Inc. (a)	2,090	43,179
Riverbed Technology, Inc. (a)	1,113	26,645
STEC, Inc. (a)	2,805	26,535
Sykes Enterprises, Inc. (a)	12,850	225,261
Synaptics, Inc. (a)	11,350	434,819
Synopsys, Inc. (a)	9,460	276,043

	Number of Shares	Value
Western Digital Corp. (a)	38,169	$1,387,443

		5,519,749

Distribution & Wholesale — 2.0%
Beacon Roofing Supply, Inc. (a)	6,637	151,722
Brightpoint, Inc. (a)	12,610	147,789
Fossil, Inc. (a)	13,110	1,246,105
Pool Corp.	32,004	1,089,096
Tech Data Corp. (a)	590	30,633

		2,665,345

Diversified Financial — 1.8%
Apollo Global Management LLC Class A	21,296	316,884
Encore Capital Group, Inc. (a)	5,190	121,965
Federated Investors, Inc. Class B	15,250	260,470
Financial Engines, Inc. (a)	12,580	301,291
KBW, Inc.	38,291	663,583
Knight Capital Group, Inc. Class A (a)	8,440	109,636
The NASDAQ OMX Group, Inc. (a)	1,710	42,374
Ocwen Financial Corp. (a)	25,710	369,967
World Acceptance Corp. (a)	2,530	161,211

		2,347,381

Electric — 3.2%
The AES Corp. (a)	154,146	1,966,903
CenterPoint Energy, Inc.	10,260	189,502
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	14,520	293,885
Cia Paranaense de Energia Sponsored ADR (Brazil)	12,840	293,908
CMS Energy Corp.	15,570	339,893
El Paso Electric Co.	4,060	141,288
The Empire District Electric Co.	10	208
NorthWestern Corp.	7,060	248,088
NV Energy, Inc.	9,160	148,392
Portland General Electric Co.	13,340	332,700
TECO Energy, Inc.	19,020	343,311

		4,298,078

Electrical Components & Equipment — 1.7%
Belden, Inc.	5,370	210,558
EnerSys (a)	1,199	34,747
Generac Holdings, Inc. (a)	17,191	499,571
General Cable Corp. (a)	20,047	618,650
Greatbatch, Inc. (a)	28,820	674,964
Molex, Inc.	10,140	268,102

		2,306,592

Electronics — 2.5%
Avnet, Inc. (a)	997	34,765
Brady Corp. Class A	4,460	144,370
Daktronics, Inc.	4,100	44,854
DDi Corp.	7,320	71,077
Elster Group SE ADR (Germany) (a)	4,590	62,103

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Flextronics International Ltd. (a)	830	$5,702
Imax Corp. (a)	65,604	1,358,659
Itron, Inc. (a)	353	13,693
Ituran Location and Control Ltd.	3,110	40,834
Jabil Circuit, Inc.	11,740	266,029
Newport Corp. (a)	10,267	189,632
PerkinElmer, Inc.	690	16,546
Vishay Intertechnology, Inc. (a)	20,990	257,757
Waters Corp. (a)	8,845	765,712
X-Rite, Inc. (a)	4,310	19,567
Zygo Corp. (a)	560	9,906

		3,301,206

Energy – Alternate Sources — 0.2%
Renewable Energy Group, Inc. (a)	26,870	245,054

Engineering & Construction — 1.9%
AECOM Technology Corp. (a)	31,568	722,592
EMCOR Group, Inc.	1,857	53,537
KBR, Inc.	42,892	1,378,549
URS Corp. (a)	7,850	323,027

		2,477,705

Entertainment — 0.1%
Cinemark Holdings, Inc.	7,690	151,647
Marriott Vacations Worldwide Corp. (a)	940	19,505

		171,152

Environmental Controls — 0.5%
Rentech, Inc. (a)	1,490	2,622
Tetra Technologies, Inc. (a)	11,730	271,315
Waste Connections, Inc.	13,036	421,193

		695,130

Foods — 1.0%
Ruddick Corp.	1,560	62,930
Safeway, Inc.	4,740	104,185
Spartan Stores, Inc.	4,460	83,580
TreeHouse Foods, Inc. (a)	16,914	956,318
Tyson Foods, Inc. Class A	1,350	25,164
Village Super Market	966	30,671
Weis Markets, Inc.	1,787	75,537

		1,338,385

Forest Products & Paper — 0.6%
Boise, Inc.	30,108	230,025
Buckeye Technologies, Inc.	8,830	296,070
KapStone Paper and Packaging Corp. (a)	4,900	85,554
P.H. Glatfelter Co.	17,260	255,103

		866,752

Gas — 0.6%
The Laclede Group, Inc.	310	12,915
PAA Natural Gas Storage LP	36,995	676,269

	Number of Shares	Value
Vectren Corp.	5,650	$161,533

		850,717

Hand & Machine Tools — 0.6%
Regal-Beloit Corp.	14,911	846,497

Health Care – Products — 1.4%
C.R. Bard, Inc.	800	74,016
CONMED Corp. (a)	4,644	136,534
Cyberonics, Inc. (a)	1,220	39,650
Dexcom, Inc. (a)	52,189	572,513
Henry Schein, Inc. (a)	270	19,140
ICU Medical, Inc. (a)	1,530	71,099
IDEXX Laboratories, Inc. (a)	185	15,649
Orthofix International NV (a)	7,830	314,375
PSS World Medical, Inc. (a)	10,940	265,514
ResMed, Inc. (a)	8,280	240,369
Thoratec Corp. (a)	560	16,464
Vascular Solutions, Inc. (a)	80	890
Young Innovations, Inc.	1,430	43,672

		1,809,885

Health Care – Services — 2.4%
AmSurg Corp. (a)	8,326	214,395
Assisted Living Concepts, Inc.	640	10,035
Brookdale Senior Living, Inc. (a)	1,806	31,786
Centene Corp. (a)	7,870	355,724
DaVita, Inc. (a)	470	38,451
The Ensign Group, Inc.	7,530	199,620
HEALTHSOUTH Corp. (a)	46,853	903,794
Laboratory Corporation of America Holdings (a)	280	25,589
LifePoint Hospitals, Inc. (a)	7,055	283,540
Lincare Holdings, Inc.	11,284	289,886
Magellan Health Services, Inc. (a)	243	11,863
Metropolitan Health Networks, Inc. (a)	17,370	139,307
Molina Healthcare, Inc. (a)	5,030	153,968
Select Medical Holdings Corp. (a)	16,220	134,464
Triple-S Management Corp. Class B (a)	3,132	66,806
U.S. Physical Therapy, Inc.	5,160	105,264
Universal Health Services, Inc. Class B	5,310	219,250

		3,183,742

Holding Company – Diversified — 0.1%
Primoris Services Corp.	10,730	170,714

Home Builders — 0.9%
Toll Brothers, Inc. (a)	57,744	1,259,397

Household Products — 0.8%
Church & Dwight Co., Inc.	14,788	670,931
CSS Industries, Inc.	1,830	39,199
Helen of Troy Ltd. (a)	3,920	126,106
Jarden Corp.	6,614	222,826

		1,059,062

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 4.2%
Alterra Capital Holdings Ltd.	16,815	$406,419
American Financial Group, Inc.	9,450	346,531
American Safety Insurance Holdings Ltd. (a)	2,650	57,637
AmTrust Financial Services, Inc.	17,262	447,604
Assured Guaranty Ltd.	12,094	187,578
Brown & Brown, Inc.	41,843	953,183
CNO Financial Group, Inc. (a)	30,260	203,347
FBL Financial Group, Inc. Class A	1,023	35,539
Fidelity National Financial, Inc. Class A	18,310	333,059
Global Indemnity PLC (a)	741	14,887
HCC Insurance Holdings, Inc.	10,460	290,370
Horace Mann Educators Corp.	10,410	162,812
Maiden Holdings Ltd.	16,320	152,102
Meadowbrook Insurance Group, Inc.	18,980	189,231
Primerica, Inc.	12,760	312,620
ProAssurance Corp.	1,060	86,528
Protective Life Corp.	8,670	216,837
Reinsurance Group of America, Inc. Class A	5,450	296,970
RLI Corp.	250	17,830
Symetra Financial Corp.	25,190	232,252
Torchmark Corp.	5,105	233,145
Tower Group, Inc.	10,400	224,536
Universal Insurance Holdings, Inc.	3,170	12,712
Unum Group	10,170	232,181

		5,645,910

Internet — 1.7%
AboveNet, Inc. (a)	270	17,941
Ancestry.com, Inc. (a)	577	17,079
AOL, Inc. (a)	1,903	30,848
Digital River, Inc. (a)	1,316	21,069
Expedia, Inc.	1,365	44,185
Global Sources Ltd. (a)	2,690	16,355
OpenTable, Inc. (a)	430	20,713
TIBCO Software, Inc. (a)	53,743	1,401,080
TripAdvisor, Inc. (a)	405	13,329
United Online, Inc.	15,590	88,551
ValueClick, Inc. (a)	18,340	319,850
WebMD Health Corp. (a)	839	23,526
Websense, Inc. (a)	13,270	250,803

		2,265,329

Investment Companies — 0.0%
Prospect Capital Corp.	3,091	31,899

Iron & Steel — 0.2%
Steel Dynamics, Inc.	18,400	293,480

Leisure Time — 0.0%
Polaris Industries, Inc.	228	14,683

	Number of Shares	Value
Lodging — 0.2%
Ameristar Casinos, Inc.	12,335	$241,273

Machinery – Diversified — 1.4%
AGCO Corp. (a)	4,920	250,576
Albany International Corp. Class A	6,602	158,580
Applied Industrial Technologies, Inc.	8,630	332,946
Briggs & Stratton Corp.	6,200	96,782
Gardner Denver, Inc.	177	13,204
Kadant, Inc. (a)	4,650	112,809
Sauer-Danfoss, Inc. (a)	4,340	218,736
Tennant Co.	1,030	39,634
Wabtec Corp.	8,747	601,706
Xylem, Inc.	780	20,210

		1,845,183

Manufacturing — 1.2%
Actuant Corp. Class A	10,410	263,894
AZZ, Inc.	360	17,672
Barnes Group, Inc.	4,060	102,677
Blount International, Inc. (a)	8,920	146,467
Ceradyne, Inc. (a)	1,446	47,848
FreightCar America, Inc. (a)	13,847	300,618
GP Strategies Corp. (a)	4,890	71,883
John Bean Technologies Corp.	1,650	27,077
Koppers Holdings, Inc.	4,085	155,189
LSB Industries, Inc. (a)	3,920	137,396
Myers Industries, Inc.	5,545	73,804
Park-Ohio Holdings Corp. (a)	2,300	45,747
Standex International Corp.	2,292	91,886
Tredegar Corp.	4,760	117,382

		1,599,540

Media — 0.8%
Demand Media, Inc. (a)	3,633	22,888
DISH Network Corp. Class A	4,450	124,244
FactSet Research Systems, Inc.	5,783	510,754
Journal Communications, Inc. Class A (a)	8,240	42,354
Scholastic Corp.	1,730	51,052
Sinclair Broadcast Group, Inc. Class A	23,942	294,008

		1,045,300

Metal Fabricate & Hardware — 0.2%
Valmont Industries, Inc.	180	18,884
Worthington Industries, Inc.	16,000	294,560

		313,444

Mining — 1.1%
Century Aluminum Co. (a)	54,737	549,012
Compass Minerals International, Inc.	9,432	689,196
IAMGOLD Corp.	2,860	47,876
Nevsun Resources Ltd.	2,060	13,514
Noranda Aluminum Holding Corp.	3,400	35,666
Pan American Silver Corp.	8,570	196,082

		1,531,346

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Furnishings — 0.5%
Herman Miller, Inc.	12,050	$254,496
Knoll, Inc.	17,060	272,277
Steelcase, Inc. Class A	20,670	180,036

		706,809

Oil & Gas — 2.6%
CVR Energy, Inc. (a)	14,746	367,765
Delek US Holdings, Inc.	3,500	44,065
Energy Partners Ltd. (a)	11,280	180,254
Energy XXI (Bermuda) Ltd. (a)	15,163	497,801
Gran Tierra Energy, Inc. (a)	1,250	7,213
Kosmos Energy Ltd. (a)	39,851	500,529
Parker Drilling Co. (a)	32,297	209,931
Patterson-UTI Energy, Inc.	6,400	120,768
Petrobras Argentina SA ADR (Argentina)	5,770	93,705
Precision Drilling Corp. (a)	21,370	218,401
Tesoro Corp. (a)	12,560	314,377
TransGlobe Energy Corp. (a)	590	5,723
VAALCO Energy, Inc. (a)	33,590	208,930
W&T Offshore, Inc.	13,240	286,116
Warren Resources, Inc. (a)	17,140	61,018
Western Refining, Inc.	18,370	303,656

		3,420,252

Oil & Gas Services — 2.5%
Basic Energy Services, Inc. (a)	630	11,346
Bolt Technology Corp.	1,170	14,028
C&J Energy Services, Inc. (a)	2,750	45,788
Helix Energy Solutions Group, Inc. (a)	13,890	228,490
HollyFrontier Corp.	79,002	2,317,919
Matrix Service Co. (a)	7,231	84,169
Newpark Resources, Inc. (a)	29,740	242,084
RPC, Inc.	13,360	203,740
Superior Energy Services, Inc. (a)	8,110	231,216

		3,378,780

Packaging & Containers — 1.5%
Graphic Packaging Holding Co. (a)	36,090	180,811
Packaging Corporation of America	53,800	1,513,932
Sealed Air Corp.	13,700	273,041
Silgan Holdings, Inc.	1,560	64,833

		2,032,617

Pharmaceuticals — 2.7%
Achillion Pharmaceuticals, Inc. (a)	22,728	252,054
Hi-Tech Pharmacal Co., Inc. (a)	6,520	254,150
The Medicines Co. (a)	16,920	340,430
Medivation, Inc. (a)	5,236	290,127
Obagi Medical Products, Inc. (a)	3,800	38,950
Patterson Cos., Inc.	7,050	227,080
Questcor Pharmaceuticals, Inc. (a)	50,448	1,787,373
United Therapeutics Corp. (a)	678	33,344

	Number of Shares	Value
USANA Health Sciences, Inc. (a)	4,560	$158,597
Warner Chilcott PLC Class A (a)	16,820	283,753

		3,665,858

Pipelines — 0.8%
MarkWest Energy Partners LP	17,651	1,023,052

Real Estate — 0.1%
MI Developments, Inc.	2,260	79,032

Real Estate Investment Trusts (REITS) — 9.3%
American Campus Communities, Inc.	8,230	352,244
BioMed Realty Trust, Inc.	7,110	132,033
BRE Properties, Inc.	7,280	377,250
Camden Property Trust	3,210	207,045
Chatham Lodging Trust	21,390	264,594
Colonial Properties Trust	2,950	63,071
CubeSmart	27,640	314,543
CYS Investments, Inc.	55,632	751,032
DDR Corp.	7,460	103,396
Digital Realty Trust, Inc.	19,927	1,412,027
Douglas Emmett, Inc.	1,620	33,874
Eastgroup Properties	5,770	274,075
Equity Lifestyle Properties, Inc.	2,510	176,051
Essex Property Trust, Inc.	2,330	335,520
Extra Space Storage, Inc.	14,870	391,379
Federal Realty Investment Trust	2,790	263,543
Glimcher Realty Trust	15,940	153,502
Hatteras Financial Corp.	33,769	937,428
Highwoods Properties, Inc.	3,780	125,080
Home Properties, Inc.	5,890	350,926
Hospitality Properties Trust	10,500	254,415
Kilroy Realty Corp.	480	19,982
LaSalle Hotel Properties	54,246	1,467,354
LTC Properties, Inc.	4,460	142,497
Mid-America Apartment Communities, Inc.	15,070	963,275
National Retail Properties, Inc.	8,690	234,717
Post Properties, Inc.	3,440	153,734
PS Business Parks, Inc.	870	54,062
Regency Centers Corp.	1,920	79,334
Sovran Self Storage, Inc.	4,350	202,362
Starwood Property Trust, Inc.	46,689	919,773
Sun Communities, Inc.	5,520	221,407
Tanger Factory Outlet Centers, Inc.	11,500	339,250
Taubman Centers, Inc.	5,380	360,622
Universal Health Realty Income Trust	1,100	43,989

		12,475,386

Retail — 8.4%
Advance Auto Parts, Inc.	2,900	222,256
AFC Enterprises (a)	2,330	39,260
ANN, Inc. (a)	10,229	248,155
Big Lots, Inc. (a)	7,920	312,761
Bob Evans Farms, Inc.	4,738	167,394

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brinker International, Inc.	12,540	$324,159
CarMax, Inc. (a)	30,163	917,860
Casual Male Retail Group, Inc. (a)	1,710	5,404
The Cato Corp. Class A	11,991	321,479
CEC Entertainment, Inc.	800	28,136
The Cheesecake Factory, Inc. (a)	7,440	220,075
Chico’s FAS, Inc.	21,880	250,307
Cracker Barrel Old Country Store, Inc.	9,170	481,150
Dick’s Sporting Goods, Inc.	470	19,369
Dillard’s, Inc. Class A	7,000	309,750
DSW, Inc. Class A	579	28,933
Dunkin’ Brands Group, Inc. (a)	40,961	1,132,572
Express, Inc. (a)	16,600	359,224
EZCORP, Inc. (a)	7,758	208,070
The Finish Line, Inc. Class A	15,270	322,960
First Cash Financial Services, Inc. (a)	323	13,001
Foot Locker, Inc.	14,600	383,104
Fred’s, Inc. Class A	9,279	136,865
GameStop Corp. Class A (a)	13,360	312,090
GNC Holdings, Inc. (a)	640	17,606
Group 1 Automotive, Inc.	2,010	107,213
hhgregg, Inc. (a)	1,280	13,030
Hibbett Sports, Inc. (a)	380	18,213
HSN, Inc.	500	17,845
Jack in the Box, Inc. (a)	840	17,808
The Men’s Wearhouse, Inc.	8,650	298,338
P.F. Chang’s China Bistro, Inc.	425	13,838
Papa John’s International, Inc. (a)	8,397	325,300
PetSmart, Inc.	1,160	61,735
Pier 1 Imports, Inc. (a)	16,250	252,687
PVH Corp.	21,661	1,672,013
RadioShack Corp.	1,048	7,525
Regis Corp.	6,830	117,066
Saks, Inc. (a)	24,466	244,171
Sally Beauty Holdings, Inc. (a)	11,980	247,028
Susser Holdings Corp. (a)	1,780	42,453
Texas Roadhouse, Inc.	10,630	161,151
Tractor Supply Co.	7,121	575,163
The Wet Seal, Inc. Class A (a)	52,450	183,575
Williams-Sonoma, Inc.	4,130	148,102

		11,306,194

Savings & Loans — 0.4%
BankUnited, Inc.	23,313	534,101
Flushing Financial Corp.	500	6,555
OceanFirst Financial Corp.	2,519	34,132

		574,788

Semiconductors — 4.6%
ATMI, Inc. (a)	5,560	129,993
Brooks Automation, Inc.	25,335	271,591
Cabot Microelectronics Corp. (a)	370	18,655
Cavium, Inc. (a)	21,502	691,074

	Number of Shares	Value
Cypress Semiconductor Corp. (a)	8,115	$139,538
Entegris, Inc. (a)	21,660	207,503
Entropic Communications, Inc. (a)	16,960	99,046
GT Advanced Technologies, Inc. (a)	31,530	271,789
IXYS Corp. (a)	5,235	71,824
Kulicke & Soffa Industries, Inc. (a)	17,740	191,769
Lattice Semiconductor Corp. (a)	47,180	320,824
OmniVision Technologies, Inc. (a)	2,880	38,333
QLogic Corp. (a)	20,260	350,903
Rudolph Technologies, Inc. (a)	5,120	52,378
Semtech Corp. (a)	54,288	1,547,208
Skyworks Solutions, Inc. (a)	83,005	1,791,248

		6,193,676

Software — 2.6%
ACI Worldwide, Inc. (a)	1,240	37,671
Actuate Corp. (a)	5,738	33,051
Acxiom Corp. (a)	16,850	231,182
Allscripts Healthcare Solutions, Inc. (a)	1,000	19,120
BMC Software, Inc. (a)	1,060	38,414
Broadridge Financial Solutions, Inc.	8,850	212,135
CSG Systems International, Inc. (a)	9,545	155,297
Digi International, Inc. (a)	2,351	26,543
The Dun & Bradstreet Corp.	202	16,728
Ebix, Inc.	1,110	27,506
Fair Isaac Corp.	530	19,207
Informatica Corp. (a)	306	12,944
JDA Software Group, Inc. (a)	7,410	218,373
ManTech International Corp. Class A	7,400	260,110
MedAssets, Inc. (a)	1,840	19,430
Medidata Solutions, Inc. (a)	540	11,286
MSCI, Inc. Class A (a)	46,833	1,525,819
Progress Software Corp. (a)	1,280	29,862
Solarwinds, Inc. (a)	19,308	610,326
VeriFone Systems, Inc. (a)	490	20,923

		3,525,927

Telecommunications — 3.3%
Amdocs Ltd. (a)	4,990	146,906
Aruba Networks, Inc. (a)	66,834	1,482,378
Finisar Corp. (a)	53,966	1,093,351
Globecomm Systems, Inc. (a)	1,977	28,212
NeuStar, Inc. Class A (a)	8,970	327,495
Nortel Inversora SA Series B ADR (Argentina) (a)	2,470	63,701
Plantronics, Inc.	6,340	236,102
Telecom Argentina SA Sponsored ADR (Argentina)	12,220	256,009
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	20,450	179,346
Telephone & Data Systems, Inc.	6,663	175,237
USA Mobility, Inc.	14,014	198,298
Vonage Holdings Corp. (a)	87,232	220,697

		4,407,732

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.2%
Cintas Corp.	5,891	$218,262

Transportation — 2.5%
Genesee & Wyoming, Inc. Class A (a)	10,417	646,896
Hub Group, Inc. Class A (a)	20,788	711,573
Old Dominion Freight Line, Inc. (a)	45,617	1,944,197
Werner Enterprises, Inc.	3,910	102,168

		3,404,834

Water — 0.5%
Aqua America, Inc.	27,424	604,973

TOTAL COMMON STOCK (Cost $116,973,338)		130,880,116

TOTAL EQUITIES (Cost $116,973,338)		130,880,116

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	600	6

TOTAL RIGHTS (Cost $0)		6

TOTAL LONG-TERM INVESTMENTS (Cost $116,973,338)		130,880,122

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (c)	$2,593,875	2,593,875

Time Deposits — 0.3%
Euro Time Deposit 0.010% 2/01/12	324,500	324,500

TOTAL SHORT-TERM INVESTMENTS (Cost $2,918,375)		2,918,375

TOTAL INVESTMENTS — 99.8% (Cost $119,891,713) (d)		133,798,497

Other Assets/ (Liabilities) — 0.2%		255,111

NET ASSETS — 100.0%		$134,053,608

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $2,593,876. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,647,131.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 97.9%
Aerospace & Defense — 2.9%
Embraer SA Sponsored ADR (Brazil)	121,810	$3,340,030
European Aeronautic Defence and Space Co.	206,350	6,940,552

		10,280,582

Apparel — 0.9%
Tod’s SpA	35,829	3,220,243

Banks — 3.5%
Banco Bilbao Vizcaya Argentaria SA	489,047	4,277,467
ICICI Bank Ltd. Sponsored ADR (India)	63,950	2,315,629
Itau Unibanco Holding SA Sponsored ADR (Brazil)	82,570	1,648,097
Societe Generale	41,900	1,127,965
Sumitomo Mitsui Financial Group, Inc.	94,800	3,028,000

		12,397,158

Beverages — 4.0%
Carlsberg A/S Class B	28,868	2,199,134
Companhia de Bebidas das Americas ADR (Brazil)	123,200	4,483,248
Fomento Economico Mexicano SAB de CV	789,426	5,565,429
Grupo Modelo SAB de CV Class C	312,115	1,934,361

		14,182,172

Biotechnology — 1.0%
Amgen, Inc.	50,390	3,421,985

Chemicals — 0.8%
Linde AG	17,743	2,819,464

Commercial Services — 1.1%
Automatic Data Processing, Inc.	60,520	3,315,286
Multiplus SA	37,800	664,615
Zee Learn Ltd. (a)	72,963	20,908

		4,000,809

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	67,040	6,081,869

Diversified Financial — 5.1%
BM&F BOVESPA SA	634,600	3,991,675
Credit Suisse Group (a)	181,609	4,723,029
The Goldman Sachs Group, Inc.	37,060	4,131,078
UBS AG (a)	393,264	5,371,531

		18,217,313

Electric — 0.7%
Fortum OYJ	114,486	2,519,039

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	65,590	3,370,014

	Number of Shares	Value
Prysmian SpA	99,782	$1,500,417

		4,870,431

Electronics — 5.7%
Fanuc Ltd.	16,900	2,857,720
Hoya Corp.	99,500	2,116,740
Keyence Corp.	14,020	3,503,191
Koninklijke Philips Electronics NV	122,191	2,474,179
Kyocera Corp.	24,400	2,090,382
Murata Manufacturing Co. Ltd.	78,710	4,527,986
Nidec Corp.	30,200	2,889,015

		20,459,213

Entertainment — 0.4%
Lottomatica SpA (a)	80,210	1,344,824

Foods — 2.7%
Nestle SA	74,852	4,292,234
Unilever PLC	165,337	5,339,934

		9,632,168

Health Care – Products — 1.3%
Zimmer Holdings, Inc. (a)	77,750	4,723,312

Health Care – Services — 3.5%
Aetna, Inc.	145,940	6,377,578
WellPoint, Inc.	94,070	6,050,582

		12,428,160

Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	40,370	6,538,683

Home Furnishing — 0.6%
Sony Corp.	110,700	2,017,045

Insurance — 5.1%
Aflac, Inc.	69,720	3,362,596
Allianz SE	45,989	5,070,580
The Dai-ichi Life Insurance Co. Ltd.	3,105	3,279,209
Fidelity National Financial, Inc. Class A	117,370	2,134,960
Prudential PLC	382,692	4,241,207

		18,088,552

Internet — 4.5%
eBay, Inc. (a)	350,410	11,072,956
Google, Inc. Class A (a)	8,370	4,855,521

		15,928,477

Leisure Time — 1.4%
Carnival Corp.	169,470	5,117,994

Machinery – Diversified — 0.4%
FLSmidth & Co. A/S	17,739	1,313,679

Manufacturing — 3.8%
3M Co.	56,000	4,855,760
Siemens AG	93,242	8,805,342

		13,661,102

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 4.3%
Grupo Televisa SAB Sponsored ADR (Mexico)	190,070	$3,748,180
The McGraw-Hill Cos., Inc.	90,870	4,180,020
The Walt Disney Co.	148,620	5,781,318
Wire and Wireless India Ltd. (a)	386,427	56,234
Zee Entertainment Enterprises Ltd.	579,154	1,524,897

		15,290,649

Metal Fabricate & Hardware — 1.7%
Assa Abloy AB Series B	217,969	5,929,487

Mining — 0.5%
Iluka Resources Ltd.	101,500	1,969,067

Oil & Gas — 1.4%
Total SA	79,180	4,188,806
YPF SA Sponsored ADR (Argentina)	24,460	856,100

		5,044,906

Oil & Gas Services — 2.5%
Technip SA	60,280	5,662,684
Transocean Ltd.	71,812	3,396,708

		9,059,392

Pharmaceuticals — 4.5%
Allergan, Inc.	14,880	1,308,101
Amylin Pharmaceuticals, Inc. (a)	157,640	2,243,217
Bayer AG	64,672	4,535,541
Gilead Sciences, Inc. (a)	42,720	2,086,445
Mitsubishi Tanabe Pharma Corp.	118,400	1,671,416
Roche Holding AG	15,149	2,563,828
Theravance, Inc. (a)	84,670	1,502,046

		15,910,594

Real Estate — 0.5%
DLF Ltd.	447,389	1,957,307

Retail — 7.6%
Abercrombie & Fitch Co. Class A	32,170	1,477,890
E-Mart Co. Ltd.	8,995	2,170,369
Inditex SA	63,079	5,508,803
Kingfisher PLC	278,520	1,123,829
McDonald’s Corp.	73,150	7,245,507
PPR	23,730	3,749,573
Tiffany & Co.	92,600	5,907,880

		27,183,851

Semiconductors — 5.1%
Altera Corp.	201,880	8,032,805
Maxim Integrated Products, Inc.	208,580	5,598,287
Taiwan Semiconductor Manufacturing Co. Ltd.	1,681,505	4,459,742

		18,090,834

Software — 8.5%
Adobe Systems, Inc. (a)	143,080	4,428,326
Infosys Technologies Ltd.	80,527	4,458,004

	Number of Shares	Value
Intuit, Inc.	136,570	$7,708,011
Microsoft Corp.	190,810	5,634,619
SAP AG	132,150	7,986,238

		30,215,198

Telecommunications — 6.5%
Corning, Inc.	199,970	2,573,614
Juniper Networks, Inc. (a)	182,740	3,824,748
KDDI Corp.	697	4,412,717
Telefonaktiebolaget LM Ericsson Class B	1,328,296	12,383,566

		23,194,645

Toys, Games & Hobbies — 0.3%
Nintendo Co. Ltd.	8,900	1,207,408

Transportation — 0.2%
All America Latina Logistica SA	109,400	629,275

TOTAL COMMON STOCK (Cost $306,566,518)		348,946,887

PREFERRED STOCK — 1.8%
Auto Manufacturers — 1.8%
Bayerische Motoren Werke AG 0.770%	113,403	6,464,583

TOTAL PREFERRED STOCK (Cost $4,180,441)		6,464,583

TOTAL EQUITIES (Cost $310,746,959)		355,411,470

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
Oppenheimer Institutional Money Market Fund Class E (b)	441	441

TOTAL MUTUAL FUNDS (Cost $441)		441

TOTAL LONG-TERM INVESTMENTS (Cost $310,747,400)		355,411,911

TOTAL INVESTMENTS — 99.7% (Cost $310,747,400) (c)		355,411,911

Other Assets/ (Liabilities) — 0.3%		1,234,837

NET ASSETS — 100.0%		$356,646,748

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 93.5%
Aerospace & Defense — 1.8%
Empresa Brasileira de Aeronautica SA	561,719	$3,877,250
European Aeronautic Defence and Space Co.	132,650	4,461,663

		8,338,913

Apparel — 1.0%
Burberry Group PLC	224,302	4,758,221

Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG	48,772	4,176,831

Banks — 0.3%
ICICI Bank Ltd. Sponsored ADR (India)	41,255	1,493,843

Beverages — 3.7%
C&C Group PLC	1,142,982	4,704,127
Diageo PLC	246,913	5,464,096
Heineken NV	39,342	1,823,009
Pernod-Ricard SA	48,325	4,643,657

		16,634,889

Biotechnology — 1.3%
CSL Ltd.	167,900	5,544,954
Marshall Edwards, Inc. (a)	154,608	159,246
Tyrian Diagnostics Ltd. (a)	16,676,300	35,409

		5,739,609

Building Materials — 1.9%
James Hardie Industries NV	774,100	5,835,053
Sika AG	1,267	2,619,566

		8,454,619

Chemicals — 2.4%
Brenntag AG	50,550	5,291,579
Filtrona PLC	959,628	5,743,848

		11,035,427

Commercial Services — 9.8%
Aggreko PLC	181,310	5,998,927
Benesse Holdings, Inc.	68,847	3,206,584
BTG PLC (a)	231,389	1,221,552
Bunzl PLC	576,157	7,823,917
Capita PLC	326,684	3,168,519
De La Rue PLC	147,100	2,173,082
Dignity PLC	214,310	2,637,111
Edenred	101,360	2,463,408
Experian PLC	753,754	10,237,587
MegaStudy Co. Ltd. (a)	9,228	883,411
Prosegur Cia de Seguridad SA	99,160	4,577,524
Zee Learn Ltd. (a)	152,101	43,586

		44,435,208

	Number of Shares	Value
Computers — 1.5%
Gemalto NV	76,880	$4,136,079
HTC Corp.	161,000	2,651,350

		6,787,429

Cosmetics & Personal Care — 0.4%
L’Oreal	15,520	1,652,293

Distribution & Wholesale — 1.0%
Wolseley PLC	130,013	4,506,545

Diversified Financial — 2.6%
BinckBank NV	306,154	3,311,465
Housing Development Finance Corp.	70,508	996,912
ICAP PLC	1,074,502	5,697,477
Tullett Prebon PLC	366,351	1,723,622

		11,729,476

Electrical Components & Equipment — 1.8%
Legrand SA	133,920	4,622,891
Schneider Electric SA	57,400	3,579,943

		8,202,834

Electronics — 6.3%
Fanuc Ltd.	17,300	2,925,358
Hoya Corp.	287,900	6,124,717
Ibiden Co. Ltd.	44,294	901,721
Keyence Corp.	15,509	3,875,249
Nidec Corp.	100,500	9,614,107
Nippon Electric Glass Co. Ltd.	130,000	1,139,094
Omron Corp.	57,821	1,171,117
Phoenix Mecano	5,466	3,058,257

		28,809,620

Energy – Alternate Sources — 0.0%
Ceres Power Holdings PLC (a)	941,472	155,815

Engineering & Construction — 3.2%
ABB Ltd. (a)	272,635	5,675,455
Boskalis Westminster	114,598	4,451,525
Leighton Holdings Ltd.	87,442	2,169,132
Trevi Finanziaria SpA	262,362	2,013,145

		14,309,257

Entertainment — 1.3%
William Hill PLC	1,715,563	6,085,050

Foods — 4.5%
Aryzta AG (a)	116,586	5,387,260
Barry Callebaut AG (a)	6,138	5,778,180
Nestle SA	44,014	2,523,892
Unilever PLC	141,628	4,574,198
Woolworths Ltd.	80,102	2,106,823

		20,370,353

Health Care – Products — 3.9%
Cie Generale d’Optique Essilor International SA	44,620	3,268,293

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DiaSorin SpA	37,730	$1,142,438
Luxottica Group SpA	105,105	3,461,488
Nobel Biocare Holding AG (a)	56,053	776,934
Ortivus AB Class A (a) (b)	84,472	144,376
Ortivus AB Class B (a) (b)	635,544	290,271
Smith & Nephew PLC	203,681	1,978,349
Sonova Holding AG (a)	27,223	2,786,199
Straumann Holding AG	4,766	858,794
William Demant Holding (a)	36,789	3,050,142

		17,757,284

Health Care – Services — 1.0%
Sonic Healthcare Ltd.	392,867	4,679,548

Holding Company – Diversified — 1.1%
LVMH Moet Hennessy Louis Vuitton SA	29,970	4,854,206

Home Furnishing — 0.6%
SEB SA	35,099	2,918,690

Household Products — 0.9%
Reckitt Benckiser Group PLC	79,406	4,228,635

Insurance — 0.7%
Prudential PLC	293,255	3,250,016

Internet — 1.1%
eAccess Ltd.	3,147	719,227
United Internet AG	178,006	3,326,870
Yoox SpA (a)	72,136	817,140

		4,863,237

Leisure Time — 0.4%
Carnival Corp.	54,480	1,645,296

Machinery – Construction & Mining — 2.6%
Atlas Copco AB A Shares	130,702	3,111,541
Outotec OYJ	86,976	4,579,020
Rio Tinto PLC	70,743	4,270,920

		11,961,481

Machinery – Diversified — 0.9%
The Weir Group PLC	134,900	4,163,087

Manufacturing — 3.1%
Aalberts Industries NV	483,580	9,079,379
Siemens AG	51,883	4,899,590

		13,978,969

Media — 1.7%
Grupo Televisa SAB Sponsored ADR (Mexico)	83,810	1,652,733
Vivendi SA	200,450	4,200,521
Zee Entertainment Enterprises Ltd.	712,200	1,875,204

		7,728,458

Metal Fabricate & Hardware — 0.5%
Vallourec SA	36,321	2,456,366

	Number of Shares	Value
Mining — 1.2%
Impala Platinum Holdings Ltd.	158,152	$3,459,275
Orica Ltd.	82,400	2,162,906

		5,622,181

Office Equipment/Supplies — 0.8%
Canon, Inc.	88,100	3,816,253

Oil & Gas — 2.1%
BG Group PLC	326,270	7,336,518
Cairn Energy PLC (a)	494,700	2,200,107

		9,536,625

Oil & Gas Services — 2.0%
Saipem SpA	60,269	2,824,564
Schoeller-Bleckmann Oilfield Equipment AG	26,559	2,235,768
Technip SA	45,160	4,242,316

		9,302,648

Pharmaceuticals — 2.9%
Grifols SA (a)	287,735	5,264,277
Grifols SA Class B (a)	40,018	509,994
Novogen Ltd. (a)	1,955,878	186,786
Roche Holding AG	41,606	7,041,431

		13,002,488

Retail — 5.7%
Cie Financiere Richemont SA	38,591	2,188,115
Domino’s Pizza UK & IRL PLC	401,380	2,896,936
Hennes & Mauritz AB Class B	53,057	1,738,508
Inditex SA	78,813	6,882,881
PPR	17,050	2,694,068
Shoppers Drug Mart Corp.	139,657	5,780,159
Swatch Group AG	8,823	3,723,999

		25,904,666

Semiconductors — 0.9%
ARM Holdings PLC	405,090	3,895,852

Software — 6.6%
Aveva Group PLC	76,423	1,905,660
Compugroup Holding AG	79,367	860,072
Dassault Systemes SA	66,600	5,538,833
Infosys Technologies Ltd.	29,703	1,644,369
SAP AG	185,526	11,211,917
Temenos Group AG (a)	336,556	6,088,109
The Sage Group PLC	555,180	2,571,507

		29,820,467

Telecommunications — 6.1%
BT Group PLC	3,697,041	11,905,838
Inmarsat PLC	259,530	1,641,205
SES SA	90,830	2,145,524
Telecity Group PLC (a)	418,980	4,278,337
Telefonaktiebolaget LM Ericsson Class B	830,925	7,746,628

		27,717,532

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.3%
Nintendo Co. Ltd.	8,700	$1,180,276

Transportation — 0.7%
Koninklijke Vopak NV	53,113	2,888,416
Tsakos Energy Navigation Ltd.	55,918	373,532

		3,261,948

TOTAL COMMON STOCK (Cost $379,504,612)		425,222,441

CONVERTIBLE PREFERRED STOCK — 1.1%
Oil & Gas — 1.1%
Ceres, Inc. Series C (Acquired 1/06/99 – 3/09/06, Cost $3,659,400) (a) (c) (d)	900,000	4,275,000
Ceres, Inc. Series C-1 (Acquired 7/31/01 – 2/05/07, Cost $384,192) (a) (c) (d)	96,820	459,895
Ceres, Inc. Series D (Acquired 1/06/99, Cost $118,800) (a) (c) (d)	29,700	151,470

		4,886,365

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,162,392)		4,886,365

PREFERRED STOCK — 0.9%
Mining — 0.9%
Vale SA Sponsored ADR (Brazil) 6.280%	165,040	3,995,618

TOTAL PREFERRED STOCK (Cost $905,846)		3,995,618

TOTAL EQUITIES (Cost $384,572,850)		434,104,424

WARRANTS — 0.0%
Biotechnology — 0.0%
Tyrian Diagnostics Ltd. Expires 12/20/13, Strike 0.01 (a)	4,657,320	4,945

TOTAL WARRANTS (Cost $0)		4,945

MUTUAL FUNDS — 4.2%
Diversified Financial — 4.2%
Oppenheimer Institutional Money Market Fund Class E (b)	19,377,490	19,377,490

TOTAL MUTUAL FUNDS (Cost $19,377,490)		19,377,490

Value
TOTAL LONG-TERM INVESTMENTS (Cost $403,950,340)	$453,486,859

TOTAL INVESTMENTS — 99.7% (Cost $403,950,340) (e)	453,486,859

Other Assets/(Liabilities) — 0.3%	1,283,227

NET ASSETS — 100.0%	$454,770,086

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At January 31, 2012, these securities amounted to a value of $4,886,365 or 1.07% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Aerospace & Defense — 1.3%
Rolls-Royce Holdings PLC (a)	114,942	$1,333,646

Agriculture — 1.8%
Imperial Tobacco Group PLC	49,264	1,763,971

Auto Manufacturers — 1.5%
Bayerische Motoren Werke AG	17,576	1,505,208

Banks — 3.5%
DBS Group Holdings, Ltd.	144,000	1,546,318
Julius Baer Group Ltd. (a)	48,633	1,979,887

		3,526,205

Beverages — 2.1%
SABMiller PLC	54,559	2,074,751

Chemicals — 4.7%
Israel Chemicals Ltd.	166,212	1,732,834
Lintec Corp.	52,300	996,736
Syngenta AG (a)	6,535	1,982,190

		4,711,760

Cosmetics & Personal Care — 1.9%
Unicharm Corp.	37,000	1,944,486

Diversified Financial — 4.3%
Deutsche Boerse AG (a)	33,163	1,954,683
UBS AG (a)	171,698	2,345,196

		4,299,879

Electronics — 5.5%
Keyence Corp.	8,300	2,073,929
Kyocera Corp.	24,800	2,124,651
Nidec Corp.	14,200	1,358,411

		5,556,991

Foods — 0.8%
Marine Harvest	1,489,584	810,193

Health Care – Products — 1.6%
Fresenius SE & Co. KGaA	15,606	1,583,787

Holding Company – Diversified — 2.0%
Keppel Corp. Ltd.	229,400	1,972,008

Household Products — 1.5%
Societe BIC SA	16,792	1,496,755

Insurance — 10.6%
Admiral Group PLC	103,670	1,540,666
Tokio Marine Holdings, Inc.	74,300	1,869,232
Muenchener Rueckversicherungs AG	12,513	1,633,169
Prudential PLC	182,956	2,027,621
SCOR SE	61,849	1,559,151
Zurich Financial Services AG (a)	8,379	2,015,279

		10,645,118

	Number of Shares	Value
Internet — 3.3%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	14,500	$1,849,040
Rakuten, Inc.	1,446	1,460,198

		3,309,238

Investment Companies — 1.7%
Resolution Ltd.	393,933	1,698,142

Iron & Steel — 1.7%
Hitachi Metals Ltd.	147,000	1,694,981

Media — 3.4%
Jupiter Telecommunications Co. Ltd.	1,413	1,407,063
WPP PLC	174,343	2,053,268

		3,460,331

Metal Fabricate & Hardware — 0.3%
MISUMI Group, Inc.	13,900	324,878

Mining — 9.6%
Centamin PLC (a)	912,723	1,360,361
Fresnillo PLC	76,431	2,093,423
Newcrest Mining Ltd.	63,659	2,273,880
Paladin Energy Ltd. (a)	950,631	1,851,002
Randgold Resources Ltd.	17,837	2,032,251

		9,610,917

Oil & Gas — 11.6%
BG Group PLC	93,383	2,099,813
BP PLC	303,841	2,312,918
Gazprom OAO Sponsored ADR (Russia)	135,724	1,635,474
Niko Resources Ltd.	31,879	1,557,547
Total SA	41,649	2,203,329
Tullow Oil PLC	81,901	1,795,737

		11,604,818

Pharmaceuticals — 10.4%
Bayer AG	34,197	2,398,285
Chugai Pharmaceutical Co. Ltd.	115,100	1,832,832
Sanofi	30,693	2,275,059
Shire Ltd.	52,505	1,741,711
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	49,609	2,238,854

		10,486,741

Real Estate — 1.5%
Sun Hung Kai Properties Ltd.	112,000	1,550,952

Software — 1.9%
SAP AG	32,272	1,950,298

Telecommunications — 6.8%
America Movil SAB de CV Series L ADR (Mexico)	76,841	1,783,479

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KT Corp. Sponsored ADR (Republic of Korea) (a)	114,684	$1,707,645
Nippon Telegraph & Telephone Corp.	34,700	1,735,896
SES SA	67,641	1,597,770

		6,824,790

Water — 1.5%
Suez Environnement Co.	114,952	1,473,492

TOTAL COMMON STOCK (Cost $89,427,739)		97,214,336

TOTAL EQUITIES (Cost $89,427,739)		97,214,336

TOTAL LONG-TERM INVESTMENTS (Cost $89,427,739)		97,214,336

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (b)	$3,219,597	3,219,597

TOTAL SHORT-TERM INVESTMENTS (Cost $3,219,597)		3,219,597

TOTAL INVESTMENTS — 100.0% (Cost $92,647,336) (c)		100,433,933

Other Assets/(Liabilities) — (0.0)%		(44)

NET ASSETS — 100.0%		$100,433,889

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,219,598. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,284,307.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

January 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 93.5%
Apparel — 0.0%
Far Eastern New Century Corp.	49,820	$61,167

Auto Manufacturers — 0.9%
Tata Motors Ltd.	250,561	1,229,776

Automotive & Parts — 3.1%
Hero Honda Motors Ltd.	28,717	1,080,211
Hyundai Mobis (a)	13,719	3,379,823

		4,460,034

Banks — 22.0%
Banco do Brasil SA	290,100	4,514,549
Bank Rakyat Indonesia	1,131,500	859,348
China Construction Bank Corp. Class H	6,986,890	5,589,524
HDFC Bank Ltd. ADR (India)	98,600	3,059,558
ICICI Bank Ltd.	40,000	727,907
Industrial & Commercial Bank of China	7,317,670	5,138,180
Itau Unibanco Holding SA Sponsored ADR (Brazil)	120,700	2,409,172
KB Financial Group, Inc.	80,155	3,032,025
Powszechna Kasa Oszczednosci Bank Polski SA	160,772	1,738,954
Sberbank	1,522,925	4,531,374

		31,600,591

Beverages — 1.3%
Companhia de Bebidas das Americas ADR (Brazil)	50,515	1,838,241

Building Materials — 2.0%
Anhui Conch Cement Co. Ltd. Class H	840,000	2,823,927

Chemicals — 2.6%
LG Chem Ltd.	7,806	2,592,087
Uralkali Sponsored GDR (Russia) (b)	34,100	1,216,528

		3,808,615

Commercial Services — 1.3%
CCR SA	260,544	1,813,310

Computers — 2.6%
Lenovo Group Ltd.	3,262,000	2,601,091
Tata Consultancy Services Ltd.	52,050	1,186,571

		3,787,662

Diversified Financial — 2.2%
Grupo Financiero Banorte SAB de CV Class O	226,285	902,772
Mega Financial Holding Co. Ltd.	3,368,040	2,325,414

		3,228,186

	Number of Shares	Value
Electronics — 3.9%
Hon Hai Precision Industry Co. Ltd.	1,725,156	$5,553,249

Engineering & Construction — 0.3%
Larsen & Toubro Ltd.	18,400	485,312

Foods — 2.1%
BRF – Brasil Foods SA Sponsored ADR (Brazil)	138,500	2,774,155
Shoprite Holdings Ltd.	12,185	202,452

		2,976,607

Health Care – Products — 1.8%
Hengan International Group Co. Ltd.	294,500	2,631,170

Health Care – Services — 1.0%
Diagnosticos da America SA	146,600	1,409,615

Insurance — 1.6%
Ping An Insurance Group Co. of China Ltd. Class H	295,000	2,334,575

Internet — 3.3%
NHN Corp. (a)	10,357	1,955,395
Tencent Holdings Ltd.	113,300	2,773,491

		4,728,886

Iron & Steel — 1.7%
POSCO	6,590	2,427,360

Lodging — 1.2%
Genting Bhd	483,800	1,765,364

Media — 1.1%
Naspers Ltd.	32,128	1,606,905

Mining — 4.8%
Antofagasta PLC	100,179	2,045,032
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	36,300	4,153,083
Yamana Gold, Inc.	43,000	742,610

		6,940,725

Oil & Gas — 13.9%
CNOOC Ltd.	2,585,000	5,247,279
Gazprom OAO Sponsored ADR (Russia)	266,500	3,211,325
Kunlun Energy Co. Ltd	446,000	701,778
NovaTek OAO GDR (Russia) (b)	9,525	1,283,018
Petroleo Brasileiro SA Sponsored ADR (Brazil)	249,433	6,966,664
Rosneft Oil Co. GDR (Russia) (b)	96,000	707,520
Sasol Ltd.	35,394	1,803,280

		19,920,864

Real Estate — 1.1%
China Overseas Land & Investment Ltd.	858,000	1,597,432

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 3.3%
Astra International Tbk PT	144,000	$1,260,306
Belle International Holdings Ltd.	1,662,000	2,702,541
Lotte Shopping Co. Ltd.	2,084	709,561

		4,672,408

Semiconductors — 9.5%
Hynix Semiconductor, Inc. (a)	36,610	873,135
Samsung Electronics Co., Ltd.	8,919	8,825,838
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	285,317	4,017,263

		13,716,236

Shipbuilding — 1.2%
Hyundai Heavy Industries Co. Ltd.	5,975	1,652,228

Software — 1.0%
Infosys Ltd. Sponsored ADR (India)	26,422	1,452,946

Telecommunications — 2.7%
America Movil SAB de CV Series L ADR (Mexico)	118,096	2,741,008
MTN Group Ltd.	67,537	1,148,783

		3,889,791

TOTAL COMMON STOCK (Cost $128,379,934)		134,413,182

PREFERRED STOCK — 4.1%
Mining — 4.1%
Vale SA Sponsored ADR (Brazil) 6.280%	243,385	5,892,351

TOTAL PREFERRED STOCK (Cost $6,697,366)		5,892,351

TOTAL EQUITIES (Cost $135,077,300)		140,305,533

TOTAL LONG-TERM INVESTMENTS (Cost $135,077,300)		140,305,533

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/12, 0.010%, due 2/01/12 (c)	$1,761,432	1,761,432

TOTAL SHORT-TERM INVESTMENTS (Cost $1,761,432)		1,761,432

Value

TOTAL INVESTMENTS — 98.8% (Cost $136,838,732) (d)	$142,066,965

Other Assets/(Liabilities) — 1.2%	1,709,816

NET ASSETS — 100.0%	$143,776,781

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2012, these securities amounted to a value of $3,207,066 or 2.23% of net assets.
(c)	Maturity value of $1,761,433. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $1,799,970.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier International Bond Fund (“International Bond Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Discovery Value Fund (“Discovery Value Fund”)

MassMutual Premier Main Street Small/Mid Cap Fund (formerly known as MassMutual Premier Main Street Small Cap Fund) (“Main Street Small/Mid Cap Fund”)

MassMutual Premier Small/Mid Cap Opportunities Fund (formerly known as MassMutual Premier Small Company Opportunities Fund) (“Small/Mid Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Focused International Fund (“Focused International Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Class A	Class L	Class Y	Class S	Class N	Class Z
Money Market Fund	1/1/1998	N/A*	1/1/1998	10/3/1994	N/A**	N/A
Short-Duration Bond Fund	1/1/1998	5/3/1999	1/1/1998	10/3/1994	12/31/2002	12/3/2010
Inflation-Protected and Income Fund	12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003	3/1/2011
Core Bond Fund	1/1/1998	5/3/1999	1/1/1998	10/3/1994	12/31/2002	12/3/2010
Diversified Bond Fund	5/3/1999	5/3/1999	5/3/1999	5/3/1999	12/31/2002	12/3/2010
High Yield Fund	11/1/2004	11/1/2004	9/5/2000	11/1/2004	11/1/2004	3/1/2011
International Bond Fund	12/20/2007	12/20/2007	12/20/2007	12/20/2007	N/A**	N/A
Balanced Fund	1/1/1998	5/3/1999	1/1/1998	10/3/1994	N/A**	N/A
Barings Dynamic Allocation Fund	11/28/2011	11/28/2011	11/28/2011	11/28/2011	N/A	11/28/2011
Value Fund	11/1/2004	7/25/1995	11/1/2004	11/1/2004	11/1/2004	N/A
Disciplined Value Fund	11/1/2004	11/1/2004	12/19/2000	11/1/2004	11/1/2004	N/A
Main Street Fund	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004	N/A
Capital Appreciation Fund	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004	N/A
Disciplined Growth Fund	11/1/2004	11/1/2004	12/19/2000	11/1/2004	N/A**	N/A
Discovery Value Fund	12/1/2005	12/1/2005	12/1/2005	12/1/2005	12/1/2005	N/A

Notes to Portfolio of Investments (Unaudited) (Continued)

	Class A	Class L	Class Y	Class S	Class N	Class Z
Main Street Small/Mid Cap Fund	9/27/2006	9/27/2006	9/27/2006	9/27/2006	9/27/2006	N/A
Small/Mid Cap Opportunities Fund	7/20/1998	11/1/2004	11/1/2004	11/1/2004	N/A**	N/A
Global Fund	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004	N/A
International Equity Fund	1/1/1998	5/3/1999	1/1/1998	10/3/1994	N/A**	N/A
Focused International Fund	12/1/2005	12/1/2005	12/1/2005	12/1/2005	12/1/2005	12/3/2010
Strategic Emerging Markets Fund	11/3/2008	11/3/2008	11/3/2008	11/3/2008	N/A**	3/1/2011

*	Class L shares were converted to Class S shares on July 27, 2009 and are no longer available.
**	Class N shares were eliminated as of February 22, 2011.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated portfolio of investments for the Barings Dynamic Allocation Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Barings Dynamic Allocation Fund, which primarily invests in commodity-related instruments consistent with the Fund’s investment objectives and policies as stated in its prospectus and statement of additional information. The Subsidiary allows the Barings Dynamic Allocation Fund to hold these commodity-related instruments and still satisfy regulated investment company tax requirements. The Barings Dynamic Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of January 31, 2012, the Barings Dynamic Allocation Fund’s net assets were approximately $10,344,063, of which approximately $1,139,571 or approximately 11.0%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund and Inflation-Protected and Income Fund characterized all investments at Level 2, as of January 31, 2012. The Value Fund and Discovery Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of January 31, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of January 31, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$118,847,261	$-	$118,847,261

Total Municipal Obligations	-	3,380,407	-	3,380,407

Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	718,347	-	718,347

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund (Continued)
Automobile ABS	$-	$14,080,959	$-	$14,080,959
Commercial MBS	-	32,113,989	-	32,113,989
Home Equity ABS	-	12,229,070	-	12,229,070
Manufactured Housing ABS	-	316,998	-	316,998
Other ABS	-	11,005,431	1,527,340	12,532,771
Student Loans ABS	-	19,355,543	-	19,355,543
WL Collateral CMO	-	5,875,586	-	5,875,586
WL Collateral PAC	-	611,911	-	611,911

Total Non-U.S. Government Agency Obligations	-	96,307,834	1,527,340	97,835,174

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	86,770,972	-	86,770,972

Total U.S. Government Agency Obligations and Instrumentalities	-	86,770,972	-	86,770,972

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	23,379,911	-	23,379,911

Total U.S. Treasury Obligations	-	23,379,911	-	23,379,911

Total Bonds & Notes	-	328,686,385	1,527,340	330,213,725

Total Long-Term Investments	-	328,686,385	1,527,340	330,213,725

Total Short-Term Investments	-	202,506,321	-	202,506,321

Total Investments	$-	$531,192,706	$1,527,340	$532,720,046

Core Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$513,282,108	$-	$513,282,108

Total Municipal Obligations	-	16,549,529	-	16,549,529

Non-U.S. Government Agency Obligations
Automobile ABS	-	8,072,615	-	8,072,615
Commercial MBS	-	102,800,661	-	102,800,661
Home Equity ABS	-	45,740,099	-	45,740,099
Other ABS	-	18,404,920	4,910,000	23,314,920
Student Loans ABS	-	39,068,833	737,400	39,806,233
WL Collateral CMO	-	15,927,235	-	15,927,235
WL Collateral PAC	-	1,656,204	-	1,656,204

Total Non-U.S. Government Agency Obligations	-	231,670,567	5,647,400	237,317,967

Total Sovereign Debt Obligations	-	12,477,320	-	12,477,320

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	2,053,418	-	2,053,418
Pass-Through Securities	-	528,385,166	-	528,385,166

Total U.S. Government Agency Obligations and Instrumentalities	-	530,438,584	-	530,438,584

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$261,738,300	$-	$261,738,300

Total U.S. Treasury Obligations	-	261,738,300	-	261,738,300

Total Bonds & Notes	-	1,566,156,408	5,647,400	1,571,803,808

Total Long-Term Investments	-	1,566,156,408	5,647,400	1,571,803,808

Total Short-Term Investments	-	410,816,755	-	410,816,755

Total Investments	$-	$1,976,973,163	$5,647,400	$1,982,620,563

Diversified Bond Fund
Equities
Common Stock
Basic Materials	$-	$-	$54,696	$54,696

Total Common Stock	-	-	54,696	54,696

Total Equities	-	-	54,696	54,696

Bonds & Notes
Total Corporate Debt	-	51,642,571	-	51,642,571

Total Municipal Obligations	-	3,637,571	-	3,637,571

Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	235,253	-	235,253
Automobile ABS	-	197,800	-	197,800
Commercial MBS	-	8,101,050	-	8,101,050
Home Equity ABS	-	4,233,026	-	4,233,026
Other ABS	-	642,496	855,882	1,498,378
Student Loans ABS	-	2,748,074	-	2,748,074
WL Collateral CMO	-	2,119,106	-	2,119,106
WL Collateral PAC	-	21,836	-	21,836

Total Non-U.S. Government Agency Obligations	-	18,298,641	855,882	19,154,523

Total Sovereign Debt Obligations	-	1,134,545	-	1,134,545

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	77,067	-	77,067
Pass-Through Securities	-	38,611,450	-	38,611,450

Total U.S. Government Agency Obligations and Instrumentalities	-	38,688,517	-	38,688,517

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	1,770,527	-	1,770,527

Total U.S. Treasury Obligations	-	1,770,527	-	1,770,527

Total Bonds & Notes	-	115,172,372	855,882	116,028,254

Total Long-Term Investments	-	115,172,372	910,578	116,082,950

Total Short-Term Investments	-	28,445,662	-	28,445,662

Total Investments	$-	$143,618,034	$910,578	$144,528,612

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
High Yield Fund
Equities
Common Stock
Basic Materials	$-	$-	$670,827	$670,827

Total Common Stock	-	-	670,827	670,827

Total Equities	-	-	670,827	670,827

Bonds & Notes
Total Corporate Debt	-	213,914,753	-	213,914,753

Total Bonds & Notes	-	213,914,753	-	213,914,753

Total Long-Term Investments	-	213,914,753	670,827	214,585,580

Total Short-Term Investments	-	5,060,840	-	5,060,840

Total Investments	$-	$218,975,593	$670,827	$219,646,420

International Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$12,841,412	$-	$12,841,412

Total Sovereign Debt Obligations	-	32,228,404	1,368,874	33,597,278

Total Bonds & Notes	-	45,069,816	1,368,874	46,438,690

Total Long-Term Investments	-	45,069,816	1,368,874	46,438,690

Total Short-Term Investments	-	579,279	-	579,279

Total Investments	$-	$45,649,095	$1,368,874	$47,017,969

Balanced Fund
Equities
Common Stock
Basic Materials	$2,047,685	$-	$-	$2,047,685
Communications	6,703,242	-	-	6,703,242
Consumer, Cyclical	4,658,567	90	-	4,658,657
Consumer, Non-cyclical	15,063,325	-	-	15,063,325
Diversified	25,983	-	-	25,983
Energy	7,060,168	-	-	7,060,168
Financial	8,904,950	-	-	8,904,950
Industrial	6,136,756	-	-	6,136,756
Technology	9,826,519	-	-	9,826,519
Utilities	2,337,000	-	-	2,337,000

Total Common Stock	62,764,195	90	-	62,764,285

Preferred Stock
Consumer, Cyclical	-	10	-	10

Total Preferred Stock	-	10	-	10

Total Equities	62,764,195	100	-	62,764,295

Bonds & Notes
Total Corporate Debt	-	14,407,089	-	14,407,089

Total Municipal Obligations	-	517,847	-	517,847

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
Non-U.S. Government Agency Obligations
Automobile ABS	$-	$430,520	$-	$430,520
Commercial MBS	-	2,932,963	-	2,932,963
Home Equity ABS	-	1,381,779	-	1,381,779
Other ABS	-	491,811	256,975	748,786
Student Loans ABS	-	1,030,703	-	1,030,703
WL Collateral CMO	-	584,110	-	584,110
WL Collateral PAC	-	60,010	-	60,010

Total Non-U.S. Government Agency Obligations	-	6,911,896	256,975	7,168,871

Total Sovereign Debt Obligations	-	321,986	-	321,986

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	83,246	-	83,246
Pass-Through Securities	-	13,623,214	-	13,623,214

Total U.S. Government Agency Obligations and Instrumentalities	-	13,706,460	-	13,706,460

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	4,738,443	-	4,738,443

Total U.S. Treasury Obligations	-	4,738,443	-	4,738,443

Total Bonds & Notes	-	40,603,721	256,975	40,860,696

Total Mutual Funds	9,734,834	-	-	9,734,834

Total Long-Term Investments	72,499,029	40,603,821	256,975	113,359,825

Total Short-Term Investments	-	13,092,132	-	13,092,132

Total Investments	$72,499,029	$53,695,953	$256,975	$126,451,957

Barings Dynamic Allocation Fund
Bonds & Notes
Total Sovereign Debt Obligations	$-	$1,868,795	$-	$1,868,795

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	1,422,117	-	1,422,117

Total U.S. Treasury Obligations	-	1,422,117	-	1,422,117

Total Bonds & Notes	-	3,290,912	-	3,290,912

Total Mutual Funds	6,802,549	-	-	6,802,549

Total Long-Term Investments	6,802,549	3,290,912	-	10,093,461

Total Short-Term Investments	-	180,194	-	180,194

Total Investments	$6,802,549	$3,471,106	$-	$10,273,655

Disciplined Value Fund
Equities
Common Stock
Basic Materials	$7,382,952	$-	$-	$7,382,952
Communications	28,587,976	-	-	28,587,976

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Disciplined Value Fund (Continued)
Consumer, Cyclical	$18,131,033	$54,025	$-	$18,185,058
Consumer, Non-cyclical	56,908,613	-	-	56,908,613
Diversified	166,560	-	-	166,560
Energy	30,960,796	-	-	30,960,796
Financial	65,552,924	-	-	65,552,924
Industrial	24,852,790	-	-	24,852,790
Technology	16,822,635	-	-	16,822,635
Utilities	18,725,598	-	-	18,725,598

Total Common Stock	268,091,877	54,025	-	268,145,902

Total Equities	268,091,877	54,025	-	268,145,902

Total Mutual Funds	4,943	-	-	4,943

Total Long-Term Investments	268,096,820	54,025	-	268,150,845

Total Short-Term Investments	-	607,266	-	607,266

Total Investments	$268,096,820	$661,291	$-	$268,758,111

Main Street Fund
Equities
Common Stock
Basic Materials	$2,889,690	$-	$-	$2,889,690
Communications	23,137,324	-	-	23,137,324
Consumer, Cyclical	13,647,256	-	-	13,647,256
Consumer, Non-cyclical	35,743,492	-	-	35,743,492
Energy	19,264,727	-	-	19,264,727
Financial	27,250,348	-	-	27,250,348
Industrial	18,128,968	192,397	-	18,321,365
Technology	19,483,157	-	-	19,483,157
Utilities	2,556,466	-	-	2,556,466

Total Common Stock	162,101,428	192,397	-	162,293,825

Total Equities	162,101,428	192,397	-	162,293,825

Total Long-Term Investments	162,101,428	192,397	-	162,293,825

Total Short-Term Investments	-	724,579	-	724,579

Total Investments	$162,101,428	$916,976	$-	$163,018,404

Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$17,786,875	$2,376,497	$-	$20,163,372
Communications	48,041,201	-	-	48,041,201
Consumer, Cyclical	51,842,611	-	-	51,842,611
Consumer, Non-cyclical	49,123,132	24,753,144	-	73,876,276
Energy	42,187,310	-	-	42,187,310
Financial	3,622,114	2,117,440	-	5,739,554
Industrial	59,667,647	-	-	59,667,647

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Capital Appreciation Fund (Continued)
Technology	$52,039,571	$-	$-	$52,039,571

Total Common Stock	324,310,461	29,247,081	-	353,557,542

Total Equities	324,310,461	29,247,081	-	353,557,542

Total Long-Term Investments	324,310,461	29,247,081	-	353,557,542

Total Short-Term Investments	-	4,948,655	-	4,948,655

Total Investments	$324,310,461	$34,195,736	$-	$358,506,197

Disciplined Growth Fund
Equities
Common Stock
Basic Materials	$13,741,582	$-	$-	$13,741,582
Communications	23,643,405	-	-	23,643,405
Consumer, Cyclical	30,286,749	109,417	-	30,396,166
Consumer, Non-cyclical	57,574,146	-	-	57,574,146
Energy	22,062,401	-	-	22,062,401
Financial	7,882,578	-	-	7,882,578
Industrial	30,335,014	-	-	30,335,014
Technology	54,866,886	-	-	54,866,886
Utilities	96,575	-	-	96,575

Total Common Stock	240,489,336	109,417	-	240,598,753

Total Equities	240,489,336	109,417	-	240,598,753

Total Long-Term Investments	240,489,336	109,417	-	240,598,753

Total Short-Term Investments	-	1,433,172	-	1,433,172

Total Investments	$240,489,336	$1,542,589	$-	$242,031,925

Main Street Small/Mid Cap Fund
Equities
Common Stock
Basic Materials	$2,982,636	$-	$-	$2,982,636
Communications	4,279,255	-	-	4,279,255
Consumer, Cyclical	10,207,737	-	-	10,207,737
Consumer, Non-cyclical	12,335,318	-	-	12,335,318
Diversified	88,110	-	-	88,110
Energy	4,359,419	-	-	4,359,419
Financial	13,140,307	-	-	13,140,307
Industrial	11,459,354	-	-	11,459,354
Technology	8,350,578	-	-	8,350,578
Utilities	3,082,595	-	-	3,082,595

Total Common Stock	70,285,309	-	-	70,285,309

Total Equities	70,285,309	-	-	70,285,309

Rights
Consumer, Non-cyclical	-	-	3	3

Total Rights	-	-	3	3

Total Long-Term Investments	70,285,309	-	3	70,285,312

Total Short-Term Investments	-	1,793,824	-	1,793,824

Total Investments	$70,285,309	$1,793,824	$3	$72,079,136

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small/Mid Cap Opportunities Fund
Equities
Common Stock
Basic Materials	$5,554,213	$-	$-	$5,554,213
Communications	7,990,040	-	-	7,990,040
Consumer, Cyclical	19,165,363	-	-	19,165,363
Consumer, Non-cyclical	22,912,645	-	-	22,912,645
Diversified	170,714	-	-	170,714
Energy	8,067,138	-	-	8,067,138
Financial	24,516,426	-	-	24,516,426
Industrial	21,213,066	-	-	21,213,066
Technology	15,536,743	-	-	15,536,743
Utilities	5,753,768	-	-	5,753,768

Total Common Stock	130,880,116	-	-	130,880,116

Total Equities	130,880,116	-	-	130,880,116

Rights
Consumer, Non-cyclical	-	-	6	6

Total Rights	-	-	6	6

Total Long-Term Investments	130,880,116	-	6	130,880,122

Total Short-Term Investments	-	2,918,375	-	2,918,375

Total Investments	$130,880,116	$2,918,375	$6	$133,798,497

Global Fund
Equities
Common Stock
Basic Materials	$-	$9,324,071	$-	$9,324,071
Communications	36,036,357	18,377,413	-	54,413,770
Consumer, Cyclical	19,749,271	20,342,094	-	40,091,365
Consumer, Non-cyclical	49,093,459	16,752,070	-	65,845,529
Diversified	-	6,538,683	-	6,538,683
Energy	4,252,808	9,851,490	-	14,104,298
Financial	13,592,360	37,067,970	-	50,660,330
Industrial	11,565,804	45,577,966	-	57,143,770
Technology	31,402,048	16,903,984	-	48,306,032
Utilities	-	2,519,039	-	2,519,039

Total Common Stock	165,692,107	183,254,780	-	348,946,887

Preferred Stock
Consumer, Cyclical	-	6,464,583	-	6,464,583

Total Preferred Stock	-	6,464,583	-	6,464,583

Total Equities	165,692,107	189,719,363	-	355,411,470

Total Mutual Funds	441	-	-	441

Total Long-Term Investments	165,692,548	189,719,363	-	355,411,911

Total Investments	$165,692,548	$189,719,363	$-	$355,411,911

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Equity Fund
Equities
Common Stock
Basic Materials	$-	$20,928,528	$-	$20,928,528
Communications	1,652,733	38,656,494	-	40,309,227
Consumer, Cyclical	7,425,455	43,750,120	-	51,175,575
Consumer, Non-cyclical	159,246	128,305,653	-	128,464,899
Diversified	-	4,854,207	-	4,854,207
Energy	-	18,995,089	-	18,995,089
Financial	1,493,843	14,979,492	-	16,473,335
Industrial	373,532	99,292,640	-	99,666,172
Technology	-	44,355,409	-	44,355,409

Total Common Stock	11,104,809	414,117,632	-	425,222,441

Convertible Preferred Stock
Energy	-	-	4,886,365	4,886,365

Total Convertible Preferred Stock	-	-	4,886,365	4,886,365

Preferred Stock
Basic Materials	3,995,618	-	-	3,995,618

Total Preferred Stock	3,995,618	-	-	3,995,618

Total Equities	15,100,427	414,117,632	4,886,365	434,104,424

Warrants
Technology	-	4,945	-	4,945

Total Warrants	-	4,945	-	4,945

Total Mutual Funds	19,377,490	-	-	19,377,490

Total Long-Term Investments	34,477,917	414,122,577	4,886,365	453,486,859

Total Investments	$34,477,917	$414,122,577	$4,886,365	$453,486,859

Focused International Fund
Equities
Common Stock
Basic Materials	$-	$18,415,943	$-	$18,415,943
Communications	5,340,165	8,254,194	-	13,594,359
Consumer, Cyclical	-	1,505,208	-	1,505,208
Consumer, Non-cyclical	2,238,854	15,523,545	-	17,762,399
Diversified	-	1,972,008	-	1,972,008
Energy	1,557,547	10,047,271	-	11,604,818
Financial	-	21,720,296	-	21,720,296
Industrial	-	7,215,515	-	7,215,515
Technology	-	1,950,298	-	1,950,298
Utilities	-	1,473,492	-	1,473,492

Total Common Stock	9,136,566	88,077,770	-	97,214,336

Total Equities	9,136,566	88,077,770	-	97,214,336

Total Long-Term Investments	9,136,566	88,077,770	-	97,214,336

Total Short-Term Investments	-	3,219,597	-	3,219,597

Total Investments	$9,136,566	$91,297,367	$-	$100,433,933

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$4,895,693	$8,281,007	$-	$13,176,700
Communications	2,741,008	7,484,574	-	10,225,582
Consumer, Cyclical	-	12,188,749	-	12,188,749
Consumer, Non-cyclical	4,612,396	6,056,547	-	10,668,943
Energy	8,957,202	10,963,662	-	19,920,864
Financial	6,371,502	32,389,282	-	38,760,784
Industrial	-	10,514,716	-	10,514,716
Technology	5,470,209	13,486,635	-	18,956,844

Total Common Stock	33,048,010	101,365,172	-	134,413,182

Preferred Stock
Basic Materials	5,892,351	-	-	5,892,351

Total Preferred Stock	5,892,351	-	-	5,892,351

Total Equities	38,940,361	101,365,172	-	140,305,533

Total Long-Term Investments	38,940,361	101,365,172	-	140,305,533

Total Short-Term Investments	-	1,761,432	-	1,761,432

Total Investments	$38,940,361	$103,126,604	$-	$142,066,965

The following is the aggregate value by input level, as of January 31, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Credit Risk	$-	$1,389,259	$-	$1,389,259
Core Bond Fund
Futures Contracts
Interest Rate Risk	203,978	-	-	203,978
Swap Agreements
Credit Risk	-	4,330,523	-	4,330,523
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	146,363	-	-	146,363
Swap Agreements
Credit Risk	-	423,011	-	423,011
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	192,177	-	192,177

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund
Futures Contracts
Equity Risk	$137,969	$-	$-	$137,969
Interest Rate Risk	24,601	-	-	24,601
Swap Agreements
Credit Risk	-	134,377	-	134,377
Barings Dynamic Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	33,944	-	33,944

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Futures Contracts
Interest Rate Risk	$(242,487)	$-	$-	$(242,487)
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	(214,603)	-	-	(214,603)
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(356,700)	-	(356,700)
Balanced Fund
Futures Contracts
Equity Risk	(5,313)	-	-	(5,313)
Barings Dynamic Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(109,825)	-	(109,825)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Disciplined Value Fund	$-	$208,033	$(208,033)	$-
Disciplined Growth Fund	-	17,358	(17,358)	-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities transitioning between exchange traded and non-exchange traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 10/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 1/31/12	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 1/31/12
Short-Duration Bond Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS	$858,080	$-	$-	$131,791	$537,469	$-	$-		$-	$1,527,340	$131,791

Core Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$488,431	$-	$(30,184)	$25,401	$-	$(483,648)	$-		$-	$-	$-
Non-U.S. Government
Agency Obligations
Other ABS	2,681,500	-	-	411,344	1,817,156	-	-		-	4,910,000	411,344
Student Loan ABS	-	-	-	(6,600)	-	-	744,000	**	-	737,400	(6,600)

	$3,169,931	$-	$(30,184)	$430,145	$1,817,156	$(483,648)	$744,000		$-	$5,647,400	$404,744

Diversified Bond Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$119,688	$-	$-	$(64,992)	$-	$-	$-		$-	$54,696	$(64,992)
Non-U.S. Government
Agency Obligations
Other ABS	630,152	-	-	97,761	127,969	-	-		-	855,882	97,761

	$749,840	$-	$-	$32,769	$127,969	$-	$-		$-	$910,578	$32,769

High Yield Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,467,933	$-	$-	$(797,106)	$-	$-	$-		$-	$670,827	$(797,106)

International Bond Fund
Long-Term Investments
Bonds & Notes
Sovereign Debt Obligations	$1,442,729	$-	$-	$(73,855)	$-	$-	$-		$-	$1,368,874	$(73,855)

Balanced Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS	$134,075	$-	$-	$20,525	$102,375	$-	$-		$-	$256,975	$20,525

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 1/31/12	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 1/31/12

Main Street Small/Mid Cap Fund
Long-Term Investments
Equities
Common Stock
Industrial	$1,436	$-	$(19,488)	$19,935	$-	$(1,883)	$-	$-	$-	$-
Rights
Consumer, Non-cyclical	3	-	-	-	-	-	-	-	3	-

	$1,439	$-	$(19,488)	$19,935	$-	$(1,883)	$-	$-	$3	$-

Small/Mid Cap Opportunities Fund
Long-Term Investments
Equities
Common Stock
Industrial	$4,171	$-	$(56,183)	$57,484	$-	$(5,472)	$-	$-	$-	$-
Rights
Consumer, Non-cyclical	6	-	-	-	-	-	-	-	6	-

	$4,177	$-	$(56,183)	$57,484	$-	$(5,472)	$-	$-	$6	$-

International Equity Fund
Long-Term Investments
Equities
Convertible Preferred Stock
Energy	$4,886,365	$-	$-	$-	$-	$-	$-	$-	$4,886,365	$-

Focused International Fund
Long-Term Investments
Equities
Common Stock
Industrial	$15,032	$-	$(210)	$(156)	$-	$(14,666)	$-	$-	$-	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 2 and Level 3 as inputs were less observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at January 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund	Value Fund	Main Street Small/ Mid Cap Fund	Small/Mid Cap Opportunities Fund	International Equity Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A		A
Directional Exposures to Currencies				A		M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund	Value Fund	Main Street Small/ Mid Cap Fund	Small/Mid Cap Opportunities Fund	International Equity Fund
Futures Contracts**
Hedging/Risk Management	A	A	A		A
Duration/Credit Quality Management	A	A	A		A
Substitution for Direct Investment	A	A	A		A
Intention to Create Investment Leverage in Portfolio	M	M	M		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A		A
Duration/Credit Quality Management	A	A	A		A
Income	M	M	M		M
Substitution for Direct Investment	A	A	A		A
Intention to Create Investment Leverage in Portfolio	M	M	M		M

Options (Purchased)
Hedging/Risk Management							A
Substitution for Direct Investment							A

Rights and Warrants
Result of a Corporate Action								A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

At January 31, 2012, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Swap Agreements	$1,389,259	$-	$-	$-	$1,389,259

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund (Continued)
Liability Derivatives
Futures Contracts	$-	$-	$-	$(242,487)	$(242,487)

Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$43,080,000	$-	$-	$-	$43,080,000
Futures Contracts	-	-	-	181	181

Core Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$203,978	$203,978
Swap Agreements	4,330,523	-	-	-	4,330,523

Total Value	$4,330,523	$-	$-	$203,978	$4,534,501

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	499	499
Swap Agreements	$134,020,000	$-	$-	$-	$134,020,000

Diversified Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$146,363	$146,363
Swap Agreements	423,011	-	-	-	423,011

Total Value	$423,011	$-	$-	$146,363	$569,374

Liability Derivatives
Futures Contracts	$-	$-	$-	$(214,603)	$(214,603)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	255	255
Swap Agreements	$33,245,000	$-	$-	$-	$33,245,000

International Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$192,177	$-	$192,177

Liability Derivatives
Forward Contracts	$-	$-	$(356,700)	$-	$(356,700)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$45,332,465	$-	$45,332,465

Balanced Fund
Asset Derivatives
Futures Contracts	$-	$137,969	$-	$24,601	$162,570
Swap Agreements	134,377	-	-	-	134,377

Total Value	$134,377	$137,969	$-	$24,601	$296,947

Liability Derivatives
Futures Contracts	$-	$(5,313)	$-	$-	$(5,313)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	47	-	21	68
Swap Agreements	$4,296,000	$-	$-	$-	$4,296,000

Barings Dynamic Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$33,944	$-	$33,944

Liability Derivatives
Forward Contracts	$-	$-	$(109,825)	$-	$(109,825)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$4,045,432	$-	$4,045,432

Value Fund
Asset Derivatives
Purchased Options	$-	$70,360	$-	$-	$70,360

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	1,860	-	-	1,860

Main Street Small/Mid Cap Fund
Asset Derivatives
Rights	$-	$3	$-	$-	$3

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	300	-	-	300

Small/Mid Cap Opportunities Fund
Asset Derivatives
Rights	$-	$6	$-	$-	$6

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	600	-	-	600

International Equity Fund
Asset Derivatives
Warrants	$-	$4,945	$-	$-	$4,945

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	4,657,320	-	-	4,657,320

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options, rights, and warrants January 31, 2012.

Further details regarding the derivatives and other investments held by the Funds at January 31, 2012, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at January 31, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
	Barclays Bank PLC	1,600,000	Singapore Dollar	2/01/12	$1,232,395	$1,272,012	$39,617

	Canadian Imperial Bank Of Commerce	570,000	Canadian Dollar	2/01/12	569,886	568,465	(1,421)
	Canadian Imperial Bank Of Commerce	12,400,000	Mexican Peso	2/01/12	958,195	951,351	(6,844)

					1,528,081	1,519,816	(8,265)

	Deutsche Bank AG	250,000	British Pound	2/01/12	392,697	393,950	1,253
	Deutsche Bank AG	1,400,000	Singapore Dollar	3/28/12	1,114,809	1,113,037	(1,772)
	Deutsche Bank AG	13,300,000	Swedish Krona	2/01/12	1,960,784	1,955,164	(5,620)

					3,468,290	3,462,151	(6,139)

	JP Morgan Chase Bank	530,000	Euro	3/20/12	683,550	693,350	9,800
	JP Morgan Chase Bank	395,000,000	Japanese Yen	3/01/12	5,141,254	5,183,910	42,656

					5,824,804	5,877,260	52,456

	Royal Bank of Scotland PLC	2,750,000	Australian Dollar	2/01/12	2,915,382	2,919,537	4,155
	Royal Bank of Scotland PLC	630,000	Canadian Dollar	2/01/12	619,494	628,304	8,810

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (Continued)
BUYS (Continued)
	Royal Bank of Scotland PLC	395,000,000	Japanese Yen	3/01/12	$5,140,338	$5,183,910	$43,572
	Royal Bank of Scotland PLC	4,500,000	Polish Zloty	2/01/12	1,398,763	1,394,570	(4,193)
	Royal Bank of Scotland PLC	3,300,000	Swedish Krona	2/01/12	475,468	485,116	9,648

					10,549,445	10,611,437	61,992

					$22,603,015	$22,742,676	$139,661

SELLS
	Barclays Bank PLC	2,750,000	Australian Dollar	2/01/12	$2,805,701	$2,919,538	$(113,837)
	Barclays Bank PLC	1,200,000	Canadian Dollar	2/01/12	1,186,427	1,196,769	(10,342)

					3,992,128	4,116,307	(124,179)

	Canadian Imperial Bank Of Commerce	825,000	Canadian Dollar	4/04/12	823,592	821,602	1,990
	Canadian Imperial Bank Of Commerce	20,600,000	Mexican Peso	4/04/12	1,583,276	1,572,153	11,123

					2,406,868	2,393,755	13,113

	Deutsche Bank AG	650,000	British Pound	3/23/12	1,020,552	1,023,856	(3,304)
	Deutsche Bank AG	38,000,000	Japanese Yen	3/01/12	494,773	498,705	(3,932)
	Deutsche Bank AG	1,600,000	Singapore Dollar	2/01/12	1,273,885	1,272,012	1,873
	Deutsche Bank AG	13,500,000	Swedish Krona	3/28/12	1,985,002	1,979,607	5,395

					4,774,212	4,774,180	32

	Royal Bank of Scotland PLC	2,550,000	Australian Dollar	4/04/12	2,696,898	2,688,769	8,129
	Royal Bank of Scotland PLC	525,000	Euro	3/20/12	672,699	686,809	(14,110)
	Royal Bank of Scotland PLC	4,575,000	Polish Zloty	3/28/12	1,413,726	1,409,570	4,156
	Royal Bank of Scotland PLC	14,000,000	South African Rand	2/24/12	1,723,986	1,784,094	(60,108)

					6,507,309	6,569,242	(61,933)

	UBS AG	250,000	British Pound	2/01/12	392,384	393,950	(1,566)
	UBS AG	12,400,000	Mexican Peso	2/01/12	912,343	951,351	(39,008)
	UBS AG	4,500,000	Polish Zloty	2/01/12	1,348,720	1,394,570	(45,850)
	UBS AG	16,600,000	Swedish Krona	2/01/12	2,395,486	2,440,279	(44,793)

					5,048,933	5,180,150	(131,217)

					$22,729,450	$23,033,634	$(304,184)

Barings Dynamic Allocation Fund
BUYS
	Deutsche Bank AG	1,425,000	Australian Dollar	2/15/12	$1,476,699	$1,510,643	$33,944

SELLS
	JP Morgan Chase Bank	2,275,000	Australian Dollar	2/15/12	$2,318,825	$2,411,728	$(92,903)
	JP Morgan Chase Bank	93,000	Canadian Dollar	2/15/12	90,785	92,720	(1,935)
	JP Morgan Chase Bank	562,600	Polish Zloty	2/15/12	159,123	174,110	(14,987)

					$2,568,733	$2,678,558	$(109,825)

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at January 31, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
SELLS
181	U.S. Treasury Note 5 Year	3/30/12	$(22,452,484)	$(242,487)

Core Bond Fund
BUYS
499	U.S. Treasury Note 2 Year	3/30/12	$110,154,250	$203,978

Diversified Bond Fund
BUYS
3	German Euro Bund	3/08/12	$548,282	$7,691
44	U.S. Treasury Note 2 Year	3/30/12	9,713,000	18,906
99	U.S. Treasury Note 5 Year	3/30/12	12,280,641	99,516
8	Ultra Long U.S. Treasury Bond	3/21/12	1,279,750	20,250

				$146,363

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Diversified Bond Fund (Continued)
SELLS
13	U.S. Treasury Bond 30 Year	3/21/12	$(1,890,687)	$(39,656)
88	U.S. Treasury Note 10 Year	3/21/12	(11,638,000)	(174,947)

				$(214,603)

Balanced Fund
BUYS
12	Russell 2000 Mini Index	3/16/12	$949,440	$(5,313)
35	S&P 500 E Mini Index	3/16/12	2,289,350	137,969
4	U.S. Treasury Note 10 Year	3/21/12	529,000	12,485
11	U.S. Treasury Note 2 Year	3/30/12	2,428,250	4,849
6	U.S. Treasury Note 5 Year	3/30/12	744,281	7,267

				$157,257

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at January 31, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps
$10,675,000	USD	6/20/16	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.16	$(85,946)	$88,271	$2,325
6,600,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(196,405)	478,885	282,480
2,600,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(77,227)	188,507	111,280
2,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(22,316)	120,756	98,440
3,130,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(46,020)	179,984	133,964
1,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(85,800)	150,000	64,200
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(274,845)	493,125	218,280
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(29,068)	99,688	70,620
2,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(9,400)	95,000	85,600
1,075,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(23,865)	69,875	46,010
3,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(23,049)	160,009	136,960
3,250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(39,659)	178,759	139,100

							(913,600)	2,302,859	1,389,259

Core Bond Fund**
Credit Default Swaps
4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	65,279	-	65,279

30,500,000	USD	6/20/16	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.16	(245,558)	252,203	6,645
11,710,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(347,821)	849,008	501,187
5,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(286,000)	500,000	214,000

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value

Core Bond Fund** (continued)
Credit Default Swaps (continued)
$17,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$(916,150)	$1,643,750	$727,600
2,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(55,500)	162,500	107,000
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(89,845)	308,125	218,280
4,175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(19,622)	198,312	178,690
7,700,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(74,711)	404,271	329,560
8,825,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(129,752)	507,462	377,710
19,690,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(584,848)	1,427,580	842,732
8,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(61,224)	425,024	363,800
9,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(113,486)	511,526	398,040

							(2,924,517)	7,189,761	4,265,244

Diversified Bond Fund***
Credit Default Swaps
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	18,268	-	18,268
20,000,000	USD	12/20/16	Credit Suisse Securities LLC	Buy	(1.000)%	CDX.NA.IG.17	(450,181)	477,773	27,592

							(431,913)	477,773	45,860

3,325,000	USD	6/20/16	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.16	(26,770)	27,494	724
440,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(9,768)	28,600	18,832
575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(2,701)	27,312	24,611
700,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(6,792)	36,752	29,960
770,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(22,871)	55,827	32,956
800,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(11,762)	46,002	34,240
1,250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(22,021)	75,521	53,500
1,720,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(92,693)	166,309	73,616
2,540,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(75,445)	184,157	108,712

							(270,823)	647,974	377,151

Balanced Fund****
Credit Default Swaps
180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	2,923	-	2,923

1,050,000	USD	6/20/16	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.I6	(8,454)	8,682	228

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value

Balanced Fund**** (continued)
Credit Default Swaps (continued)
$110,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$(3,267)	$7,975	$4,708
190,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(10,868)	19,000	8,132
300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(4,411)	17,251	12,840
655,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(19,455)	47,489	28,034
646,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(34,814)	62,462	27,648
75,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(1,665)	4,875	3,210
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(3,083)	10,573	7,490
125,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(587)	5,938	5,351
225,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(1,620)	11,251	9,631
250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(2,426)	13,126	10,700
315,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(3,844)	17,326	13,482

							$(94,494)	$225,948	$131,454

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $1,320,000 in cash at January 31, 2012; and collateral for swap agreements received from Barclays Bank PLC amounted to $267,452 in securities at January 31, 2012.
**	Collateral for swap agreements received from Barclays Bank PLC amounted to $90,000 in cash at January 31, 2012; and collateral for swap agreements held by Credit Suisse Securities LLC and received from Goldman Sachs & Co. amounted to $858,301 and $2,220,194 in securities, respectively, at January 31, 2012.
***	Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $200,000 and $520,000 in cash, respectively, at January 31, 2012.
****	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $280,000 in cash at January 31, 2012.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

Rights and Warrants. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Portfolio of Investments (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, and Balanced Fund had dollar roll transactions at January 31, 2012, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Notes to Portfolio of Investments (Unaudited) (Continued)

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at January 31, 2012:

Description	Value
Inflation-Protected and Income Fund
Agreement with Barclays Bank PLC, dated 11/18/11, 0.250%, to be repurchased on demand until 2/16/12 at value plus accrued interest.	$370,825
Agreement with Barclays Bank PLC, dated 11/21/11, 0.250%, to be repurchased on demand until 2/16/12 at value plus accrued interest.	9,238,725
Agreement with Barclays Bank PLC, dated 12/12/11, 0.250%, to be repurchased on demand until 3/13/12 at value plus accrued interest.	20,524,688
Agreement with Barclays Bank PLC, dated 12/20/11, 0.220%, to be repurchased on demand until 3/21/12 at value plus accrued interest.	29,169,875

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (continued)
Agreement with Daiwa Securities, dated 1/27/12, 0.220%, to be repurchased on demand until 2/28/12 at value plus accrued interest.	$21,450,000
Agreement with Deutsche Bank AG, dated 12/16/11, 0.250%, to be repurchased on demand until 3/16/12 at value plus accrued interest.	17,768,000
Agreement with Deutsche Bank AG, dated 1/13/12, 0.200%, to be repurchased on demand until 4/12/12 at value plus accrued interest.	18,373,000
Agreement with Goldman Sachs & Co., dated 11/16/11, 0.230%, to be repurchased on demand until 2/21/12 at value plus accrued interest.	7,875,000
Agreement with Goldman Sachs & Co., dated 12/19/11, 0.220%, to be repurchased on demand until 3/20/12 at value plus accrued interest.	43,891,000
Agreement with Goldman Sachs & Co., dated 1/12/12, 0.150%, to be repurchased on demand until 4/12/12 at value plus accrued interest.	5,546,000
Agreement with HSBC Finance Corp., dated 11/02/11, 0.180%, to be repurchased on demand until 2/02/12 at value plus accrued interest.	10,677,900
Agreement with HSBC Finance Corp., dated 11/17/11, 0.200%, to be repurchased on demand until 2/22/12 at value plus accrued interest.	11,521,399
Agreement with HSBC Finance Corp., dated 12/09/11, 0.200%, to be repurchased on demand until 3/09/12 at value plus accrued interest.	20,065,000
Agreement with HSBC Finance Corp., dated 12/21/11, 0.200%, to be repurchased on demand until 3/15/12 at value plus accrued interest.	3,100,050
Agreement with HSBC Finance Corp., dated 1/12/12, 0.160%, to be repurchased on demand until 4/12/12 at value plus accrued interest.	20,764,250
Agreement with HSBC Finance Corp., dated 1/24/12, 0.160%, to be repurchased on demand until 4/24/12 at value plus accrued interest.	1,840,500
Agreement with Morgan Stanley, dated 11/15/11, 0.240%, to be repurchased on demand until 2/17/12 at value plus accrued interest.	15,096,951
Agreement with Morgan Stanley, dated 12/02/11, 0.220%, to be repurchased on demand until 3/06/12 at value plus accrued interest.	25,514,712
Agreement with Morgan Stanley, dated 1/27/12, 0.200%, to be repurchased on demand until 4/26/12 at value plus accrued interest.	3,982,296

$286,770,171

Average balance outstanding	$70,902,395
Maximum balance outstanding	$286,770,171
Average interest rate	0.20%
Weighted average maturity	44 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising

Notes to Portfolio of Investments (Unaudited) (Continued)

reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the Barings Dynamic Allocation Fund and Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At January 31, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$529,257,833	$7,732,740	$(4,270,527)	$3,462,213
Inflation-Protected and Income Fund	577,243,628	41,184,894	(489,105)	40,695,789
Core Bond Fund	1,942,388,270	58,191,022	(17,958,729)	40,232,293
Diversified Bond Fund	143,536,989	5,165,119	(4,173,496)	991,623
High Yield Fund	217,228,866	8,153,971	(5,736,417)	2,417,554
International Bond Fund	45,411,553	2,514,144	(907,728)	1,606,416
Balanced Fund	121,744,204	7,399,321	(2,691,568)	4,707,753
Barings Dynamic Allocation Fund	9,828,016	453,770	(8,131)	445,639
Value Fund	159,554,498	16,263,371	(9,172,295)	7,091,076
Disciplined Value Fund	258,146,761	17,426,767	(6,815,417)	10,611,350
Main Street Fund	132,945,130	31,722,400	(1,649,126)	30,073,274
Capital Appreciation Fund	290,030,702	77,125,096	(8,649,601)	68,475,495
Disciplined Growth Fund	216,555,467	28,171,896	(2,695,438)	25,476,458
Discovery Value Fund	14,132,078	1,522,009	(551,763)	970,246
Main Street Small/Mid Cap Fund	64,263,593	9,238,375	(1,422,832)	7,815,543
Small/Mid Cap Opportunities Fund	119,891,713	16,823,644	(2,916,860)	13,906,784
Global Fund	310,747,400	71,677,508	(27,012,997)	44,664,511
International Equity Fund	403,950,340	88,979,504	(39,442,985)	49,536,519
Focused International Fund	92,647,336	13,876,858	(6,090,261)	7,786,597
Strategic Emerging Markets Fund	136,838,732	10,739,554	(5,511,321)	5,228,233

Note: The aggregate cost for investments for the Money Market Fund at January 31, 2012, is the same for financial reporting and federal income tax purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

4. Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended January 31, 2012, was as follows:

	Number of Shares Held as of 10/31/11	Purchases	Sales	Number of Shares Held as of 1/31/12	Value as of 1/31/12	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	3,756,997	11,611,391	15,367,947	441	$441	$1,457	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	14,359,185	48,441,161	43,422,856	19,377,490	$19,377,490	$8,031	$-
Ortivus AB Class A**	114,300	-	29,828	84,472	144,376	-	(60,447)
Ortivus AB Class B**	859,965	-	224,421	635,544	290,271	-	(3,857,526)

					$19,812,137	$8,031	$(3,917,973)

*	Fund advised by OppenheimerFunds, Inc.
**	Issuer was considered to be an affiliate of the Fund by virtue of the Fund owning 5% or more of its outstanding voting securities.

5. New Accounting Pronouncements

In April and May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”) and Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”), respectively. ASU 2011-03 amends FASB Accounting Standards Codification Topic 860, “Transfers and Servicing,” specifically the criteria required to determine whether a repurchase or other similar agreement or a dollar roll transaction should be accounted for as sales of financial assets or secured borrowings with commitments. ASU 2011-04, which is the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP, amends FASB Accounting Standards Codification Topic 820, “Fair Value Measurement,” primarily expanding existing disclosure requirements for fair value measurements. ASU 2011-03 and ASU 2011-04 are each effective for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the implications of these changes and their impact on the financial statements.

6.	Upcoming Fund Liquidations

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Discovery Value Fund and Main Street Small/Mid Cap Fund will be dissolved. Effective on or about July 13, 2012 (the “Termination Date”), shareholders of the various classes of shares of these Funds will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

7.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, Main Street Small/Mid Cap Fund, and Small/Mid Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, $122,400, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund, Main Street Small/Mid Cap Fund, and Small/Mid Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

Since the Funds cannot predict the outcome of these proceedings, the Funds have not accrued any amounts in their most recent financial statements related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the total net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	3/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	3/26/12

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	3/26/12